                                                        Registration Nos.33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

               Pre-Effective Amendment No.                              |_|

               Post-Effective Amendment No. 99                          |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

               Amendment No. 103                                        |X|

                        (Check appropriate box or boxes.)

                                 ---------------

                     Standish, Ayer & Wood Investment Trust
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 375-1760

                              ERNEST V. KLEIN, Esq.
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    |_|     Immediately upon filing pursuant to Rule 485(b)

    |X|     On May 1, 2000 pursuant to Rule 485(b)

    |_|     60 days after filing pursuant to Rule 485(a)(1)

    |_|     On [date] pursuant to Rule 485(a)(1)

    |_|     75 days after filing pursuant to Rule 485(a)(2)

    |_|     On June 1, 2000 pursuant to Rule 485(a)(2)

                             ----------------------

This Post-Effective Amendment has been executed by Standish, Ayer & Wood Master
Portfolio.
[LOGO] STANDISH FUNDS®
Prospectus	Standish Group of Fixed Income Funds

May 1, 2000	Standish Fixed Income Fund Standish World High Yield Fund Standish Controlled Maturity Fund Standish Short-Term Asset Reserve Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

[GRAPHIC OMITTED]

Risk/Return Summary

Who may want to invest

Mutual fund risks

Fixed Income Fund

World High Yield Fund

Controlled Maturity Fund

Short-Term Asset Reserve Fund

The Funds’ Investments and Related Risks

Primary investments

Additional investments

Additional investment policies

The Investment Advisers

About Standish® and SIMCO®

Standish’s composite performance

Fund managers

Advisory services and fees

Investment and Account Information

How to purchase shares

How to exchange shares

How to redeem shares

Transaction and account policies

Household delivery of fund documents

Valuation of shares

Dividends and distributions

Fund Details

Taxes

Master/feeder structure

The funds’ service providers

Financial Highlights

For More Information

Risk/Return Summary

Standish, Ayer & Wood, Inc. manages all the funds, except World High Yield Fund, which is managed by Standish International Management Company, LLC (SIMCO), a subsidiary of Standish.

Standish and SIMCO believe that discovering pockets of inefficiency is the key to adding value to fixed income investments.

	Standish and SIMCO focus on identifying undervalued sectors and securities and deemphasize the use of interest rate forecasting. Standish and SIMCO look for fixed income securities with the most potential for added value, such as those with unique structural characteristics and the potential for credit upgrade.	Standish was founded in 1933 and currently, together with SIMCO, man- ages more than $45 billion of assets for a broad range of clients in the U.S. and abroad.

Who may want to invest

Fixed Income Fund may be appropriate for investors:

  Seeking current income.
  Seeking to build capital gradually through appreciation and compounding interest.
  Willing to tolerate fluctuations in bond prices due to interest rate changes.

In addition, for World High Yield Fund:

  Looking to diversify a fixed income portfolio beyond the U.S. markets with a higher yielding investment.
  Prepared to accept the risks of investing in foreign and emerging markets, which include political instability, currency fluctuations and illiquidity.

Controlled Maturity Fund and Short-Term Asset Reserve Fund may be appropriate for investors:

  Seeking limited price fluctuation.
  Seeking current income.
  Looking to diversify a fixed income portfolio with short-term investments.
  In the case of Short-Term Asset Reserve Fund, as an alternative to a money market fund but without the price stability of a money market fund.
Descriptions of the funds begin on the next page and include more information about each fund’s key investments and strategies, principal risk factors, past performance and expenses.

Mutual fund risks An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fixed Income Fund
Investment objective

Primarily to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal.

Key investments and strategies	The fund invests all of its investable assets in a Standish master portfolio which invests, under normal circumstances, at least 65% of assets in fixed income securities issued by U.S. and foreign governments and companies. Except where indicated, this prospectus uses the term "fund" to mean the fund and its master portfolio taken together. The fund may invest up to 20% of assets in non-U.S. dollar denominated securities of foreign and emerging market issuers, and no more than 10% of assets in these foreign currency denominated securities that have not been hedged back to the U.S. dollar. The fund may also invest in interest rate futures contracts.

Credit quality	The fund invests primarily in investment grade securities, but may invest up to 15% of assets in below investment grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B at the time of purchase. The adviser attempts to select fixed income securities that have the potential to be upgraded.

Targeted average portfolio credit quality	In the range of A to AA/Aa.

Maturity	The fund generally will maintain an average dollar-weighted effective portfolio maturity of 5 to 13 years but may invest in individual securities of any maturity.

How investments are selected

The adviser focuses on identifying undervalued sectors and securities and deemphasizes the use of an interest rate forecasting strategy. The adviser looks for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. These characteristics may also allow for substantial capital appreciation over time. Many of these securities have higher yields and offer more current income than U.S. governmental bonds but at heightened levels of risk. The adviser selects securities for the fund’s portfolio by:

  Allocating assets among sectors appearing to have near-term return potential.
  Actively trading among various sectors, such as corporate, mortgage pass-through, government agency and asset-backed securities.
  Buying when a yield spread advantage presents an opportunity to buy securities cheaply.

Principal risks of investing in the funds

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates rise, which will make the prices of fixed income securities and the value of the fund’s portfolio go down.
  The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade bonds.
  When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular country, sector, security or hedging strategy proves to be incorrect.
  Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. These risks are more severe for securities of issuers in emerging market countries.
  During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

Total return performance	The bar charts and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund for the full calendar periods indicated. The total return table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of fixed income securities. The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Fixed Income Fund

[The following was depicted as a bar chart in the original printed material.]

                        Calendar Year Ended December 31
         1990   1991  1992   1993   1994   1995  1996  1997  1998   1999
         ----   ----  ----   ----   ----   ----  ----  ----  ----   ----
Percent   9.2  17.67  6.89  14.62  -4.88  18.54  5.48  9.54  5.25  -0.70

Quarterly returns:
Highest: 7.57% in 2nd quarter 1989
Lowest: -4.00% in 1st quarter 1994

Average annual total returns for selected periods ended December 31, 1999

	1 Year	5 Years	10 Years	Life of Fund	Inception Date
Fixed Income Fund	-0.70	7.44	7.92	7.98	3/30/87
Lehman Brothers Aggregate*	-0.83	7.73	7.69	7.85	N/A
*The Lehman Brothers Aggregate Index is an unmanaged, broad based index of domestic, U.S. dollar denominated, fixed rate investment grade bonds.

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on fiscal year ended 12/31/99	Fixed Income Fund
Shareholder fees (fees paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fees	0.31%
Distribution (12b-1) fees	None
Other expenses	0.05%
Total annual fund operating expenses	0.36%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the fund for the time periods indicated;
  You redeem at the end of each period;
  Your investment has a 5% return each year; and
  The fund’s operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Fixed Income Fund	$37	$116	$202	$456

World High Yield Fund
Investment objective	To maximize total return, consisting primarily of a high level of income.

Key investments and strategies	The fund invests all of its investable assets in a Standish master portfolio which invests, under normal circumstances, at least 80% of assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferreds and warrants. Except where indicated, this prospectus uses the term "fund" to mean the fund and its master portfolio taken together. The fund emphasizes multiple market sectors including: U.S., high yield and international and emerging markets. At least 80% of assets are U.S. dollar denominated or currency hedged to seek to protect the U.S. dollar value of the fund’s assets. The fund may also invest in interest rate futures contracts.

Credit quality	The fund invests at least 65% of assets in below investment grade securities, sometimes referred to as junk bonds, with an emphasis on those below investment grade securities that appear likely to be upgraded.

Targeted average portfolio credit quality	In the range of BB/Ba to B.

Maturity	The fund generally will maintain an average dollar-weighted effective portfolio maturity of 5 to 13 years but may invest in individual securities of any maturity.

How investments are selected

The adviser focuses on identifying undervalued sectors and securities and deemphasizes the use of an interest rate forecasting strategy. The adviser looks for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. These characteristics may also allow for substantial capital appreciation over time. Many of these securities have higher yields and offer more current income than US governmental bonds but at heightened levels of risk. The adviser selects securities for the fund’s portfolio by:

  Determining country, sector and maturity weightings based on intermediate and long-term assessments of the global economic environment and relative value factors. Portfolio maturity shifts will typically be gradual. Sector shifts may be rapid.
  Selecting individual securities based on fundamental research emphasizing creditworthiness, yields to maturity and relative prices of individual securities.

Principal risks of investing in the funds

Investors could lose money on their investments in a fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates rise, which will make the prices of fixed income securities and the value of the fund’s portfolio go down.
  The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade bonds.
  When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
  Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
  During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

There is a greater risk that the fund will lose money because it invests primarily in high yield and emerging market bonds. These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Total return performance	The bar charts and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund for the full calendar periods indicated. The total return table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of fixed income securities. The fund’s past performance does not necessarily indicate how the fund will perform in the future.

World High Yield Fund

[The following was depicted as a bar chart in the original printed material.]

          Calendar Year Ended December 31
                 1998         1999
                 ----         ----
Percent          0.86          2.2

Quarterly returns:
Highest: 4.48% in 4th quarter 1998
Lowest: -6.60% in 3rd quarter 1998

Average annual total returns for selected periods ended December 31, 1998

	1 Year	Life of Fund	Inception Date
World High Yield Fund	2.20	3.57	6/2/97
Lehman Brothers High Yield Index*	2.39	4.72	N/A
Lehman Brothers Aggregate Index**	(0.83)	5.91	N/A

*The Lehman Brothers High Yield Index is an unmanaged broad based index of fixed rate, non-investment grade U.S. dollar-denominated debt.

** The Lehman Brothers Aggregate Index is an unmanaged, broad based index of domestic, dollar denominated, fixed rate investment grade bonds.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on fiscal year ended 12/31/99	World High Yield Fund
Shareholder fees (fees paid directly from your investment)	None
Annual fund operating expenses[1,2] (expenses that are deducted from fund assets)
Management fees	0.50%
Distribution (12b-1) fees	None
Other expenses	0.58%
Total annual fund operating expenses	1.08%

[1] Because Standish has agreed to cap World High Yield Fund’s operating expenses, that fund’s actual expenses were:

Management fees	0.00%
Other expenses	0.50%
Total annual fund operating expenses	0.50%

These caps may be changed or eliminated. [2] The table and example reflect the combined expenses of World High Yield Fund and the master fund in which it invests all its assets.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the fund for the time periods indicated;
  You redeem at the end of each period;
  Your investment has a 5% return each year; and
  The fund’s operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
World High Yield Fund	$110	$343	$595	$1,317

	Controlled Maturity Fund	Short-Term Asset Reserve Fund
Investment objective	To maximize total return, consistent with preserving principal and liquidity, while seeking a relatively high level of current income.	To achieve a high level of current income consistent with preserving principal and liquidity.

Key investments and strategies	The fund invests, under normal circumstances, at least 65% of assets in fixed income securities of U.S. companies and the U.S. government. The fund may invest in Yankee bonds, which are U.S. dollar denominated bonds typically issued in the U.S. by foreign companies and governments, and other dollar denominated securities of foreign and emerging market issuers. The fund may also invest in interest rate futures contracts.	The fund invests all of its investable assets in a Standish master portfolio which invests, under normal circumstances, at least 65% of assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. Except where indicated, this prospectus uses the term "fixed" to refer to the fund and its master portfolio taken together.The fund may also invest in interest rate futures contracts.

Credit quality	The fund invests exclusively in investment grade obligations. The adviser attempts to select securities that have the potential to be upgraded.	The fund invests exclusively in investment grade securities and no more than 15% of assets in securities rated BBB or Baa (A-2, P-2 or Duff-2 for money market instruments) by a rating agency or their unrated equivalents.

Targeted average portfolio credit quality	In the range of A to AA/Aa.	In the range of A to AA/Aa.

Maturity	The fund generally will maintain an average dollar-weighted effective portfolio maturity of not more than 5 years but may invest in individual securities of any maturity.	The fund generally will maintain an average dollar-weighted effective portfolio maturity of 6 to 15 months with a maximum average maturity of 18 months. Up to 10 percent of the fund’s total assets may be invested in securities with effective maturities of 3.25 and 5 years.

How investments are selected

The adviser focuses on identifying undervalued sectors and securities and minimizes the use of an interest rate forecasting strategy. The adviser looks for securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. These characteristics may also allow for substantial capital appreciation over time. Many of these securities have higher yields and offer more current income than U.S. government bonds but at heightened levels of risk. The adviser selects securities for the fund’s portfolio by:

  Allocating assets among sectors appearing to have near-term return potential.
  Actively trading among various sectors, such as corporate bonds, mortgage pass through securities, government agencies and asset-backed securities.
  Buying when a yield spread advantage presents an opportunity to buy securities cheaply.

  Using research to locate opportunities in less-efficient areas of the short-term fixed-income market.
  Using yield curve analysis to identify securities that present the most attractive tradeoff between the higher returns and higher risks associated with extending maturities.
  Investing in innovative securities that may not be widely followed by other investors.

Principal risks of investing in the funds

Investors could lose money on their investments in a fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates rise, which will make the prices of fixed income securities and the value of the fund’s portfolio go down.
  The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.
  When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
  Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. Because the risks of foreign investing are more severe for securities of issuers in emerging market countries, these risks are greater for an investment in Controlled Maturity Fund.
  During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

Because Controlled Maturity Fund generally invests in securities with longer remaining maturities, prepayment and extension risks are greater for this fund.

Total return performance	The bar charts and total return table indicate the risks of investing in the funds. The bar chart shows changes in the performance of each fund for the full calendar periods indicated. The total return table shows how each fund’s average annual returns for different calendar periods compare to those of widely recognized unmanaged indices of Treasury securities. Each fund’s past performance does not necessarily indicate how the fund will perform in the future.

Controlled Maturity Fund

[The following was depicted as a bar chart in the original printed material.]

Calendar Year Ended December 31

          1996  1997  1998   1999
          ----  ----  ----   ----
Percent   5.13  6.66  5.58   3.67

Quarterly returns:
Highest: 2.61% in 4th quarter 1995
Lowest: 0.13% in 4th quarter 1998

Short-Term Asset Reserve Fund

[The following was depicted as a bar chart in the original printed material.]

Calendar Year Ended December 31

         1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
         ----  ----  ----  ----  ----  ----  ----  ----  ----  ----
Percent  8.98  9.41  4.35  5.09  2.26  7.85  5.62  5.94  5.75  4.61

Quarterly returns:
Highest: 3.53% in 2nd quarter 1989
Lowest: 0.06% in 1st quarter 1994

Average annual total returns for selected periods ended December 31, 1998

	1 Year	5 Years	10 Years	Life of Fund	Inception Date
Controlled Maturity Fund	3.67	N/A	N/A	5.62	7/1/95
Merrill Lynch 1-3 Year U.S. Treasury Index	3.06	N/A	N/A	5.73	N/A

Short-Term Asset Reserve Fund	4.61	5.95	5.97	6.28	1/3/89
Merrill Lynch Treasury Bill Index	4.65	5.42	N/A	N/A	6/30/92
IBC Money Fund Averages All Taxable Index	4.61	5.04	4.85	5.21	N/A

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year ended 12/31/99	Controlled Maturity Fund	Short-Term Asset Reserve Fund
Shareholder fees (fees paid directly from your investment)	None	None
Annual fund operating expenses[1,2] (expenses that are deducted from fund assets)
Management fees	0.30%	0.25%
Distribution (12b-1) fees	None	None
Other expenses	0.59%	0.10%
Total annual fund operating expenses	0.89%	0.35%

[1] Because Standish has agreed to cap Controlled Maturity Funds’ operating expenses, this fund’s actual expenses were:

Management fees	0.00%
Other expenses	0.30%
Total annual fund operating expenses
0.30%

This cap may be changed or eliminated.

[2] The table and example reflect the combined expenses of Short-Term Asset Reserve Fund and the master fund in which it invests all its assets.

Expense example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the fund for the time periods indicated;
  You redeem at the end of each period;
  Your investment has a 5% return each year; and
  The fund’s operating expenses have not been capped and remain constant.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Controlled Maturity Fund	$91	$284	$493	$1,096
Short-Term Asset Reserve Fund	$36	$113	$197	$443

The Funds’ Investments and Related Risks

Additional information about the funds’ principal investments

Fixed income investments Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, interest rate futures contracts, and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The funds may invest in a wide range of fixed income securities.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The funds may use mortgage dollar rolls to finance the purchase of additional investments. In a mortgage dollar roll transaction, a fund sells a mortgage-backed security to a financial institution and agrees to repurchase a similar mortgage-backed security at a later date at a price that is agreed upon at the time of the sale. The fund will earn income by investing the proceeds from the sale in short-term securities. Dollar rolls expose a fund to the risk that the return generated by the short-term invstments is lower than the financing cost of the fund’s obligations to repurchase similar securities at the agreed upon date.

Information about the funds’ other investment strategies

World High Yield Fund There is no limit on the number of countries in which the fund may invest but the fund will invest in at least 3 different countries, including the United States. The fund limits its investments in any one developed foreign country to 15% of assets and in any emerging market country to 7% of assets. At least 80% of assets are denominated in or hedged back to the U.S. dollar.

The fund may invest up to 10% of assets in preferred stock.

Short-Term Asset Reserve Fund The fund may invest in tax-exempt securities and prime commercial paper of U.S. and foreign companies. The fund may invest up to 10% of assets in preferred stock.

Additional investment policies

Credit quality Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund’s minimum acceptable credit rating after their purchase. Each fund’s credit standards also apply to counterparties to OTC derivative contracts.

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts Each fund may, but is not required to, use derivative contracts for any of the following purposes:

  To hedge against adverse changes in the market value of securities held by or to be bought for a fund caused by changing interest rates or currency exchange rates.
  As a substitute for purchasing or selling securities.
  To shorten or lengthen the effective maturity or duration of a fund’s portfolio.
  To enhance a fund’s potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio’s interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in volatile markets.

Impact of high portfolio turnover Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance.

Investment objective Each fund’s (except Fixed Income Fund) investment objective may be changed by the fund’s trustees without shareholder approval.

The Investment Advisers

Standish offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

About Standish and SIMCO

Standish was established in 1933 and, together with SIMCO, manages more than $45 billion in assets for institutional and individual investors in the U.S. and abroad. Standish is the investment adviser to all the funds, except World High Yield Fund. SIMCO, a limited liability company and wholly owned subsidiary of Standish, was established in 1991. SIMCO is the adviser to World High Yield Fund.

By choice, Standish has remained a privately held investment management firm over its more than 65 year history. Ownership is shared by a limited number of employees, who are the directors of the firm. Standish believes the firm’s organizational structure has helped preserve an entrepreneurial orientation, which reinforces its commitment to investment performance.

Standish believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today’s investment markets, Standish has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish.

Standish and SIMCO rely on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, Standish and SIMCO seek to uncover opportunity by utilizing detailed analysis and through adherence to a strict set of disciplines. Standish and SIMCO use fundamental research to identify a security sufficiently complex as to have been misvalued by more traditional analysis. Standish and SIMCO use sophisticated quantitative techniques, which may help identify market misvaluations that can be exploited by their portfolio managers.

Standish and SIMCO strive to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, Standish has built a powerful internal network of overlapping resources.

Standish’s composite performance

The following table is made up of all fee paying controlled maturity bond portfolios under Standish’s discretionary management. The portfolios have objectives and strategies substantially similar to Controlled Maturity Fund.

	Standish’s Controlled Maturity Bond Composite Performance Average Annual Total Return For the Periods Ended December 31, 1999
The Composite			3 Years			5 Years				Average Annual Since Inception (1/1/85)			Cumulative Total Return Since January 1, 1990
Size weighted net			4.69%			6.02%				N/A			84.16%
Size weighted gross			5.58%			6.92%				N/A			100.43%
Equal weighted net total return			4.75%			6.09%				7.40%			87.53%
Equal weighted gross total return			5.65%			7.00%				8.32%			104.14%

The Composite	1985	1986	1987	1988	1989	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
Size weighted net total return	N/A	N/A	N/A	N/A	N/A	8.12%	13.24%	5.91%	8.38%	(2.17)%	11.85%	4.38%	6.20%	5.87%	2.04%
Size weighted gross total return	N/A	N/A	N/A	N/A	N/A	9.03%	14.18%	6.81%	9.30%	(1.32)%	12.79%	5.27%	7.10%	6.77%	2.93%
Equal weighted net total return	15.42%	9.65%	4.04%	6.69%	10.80%	8.16%	13.50%	6.43%	9.19%	(2.21)%	11.99%	4.42%	6.26%	5.85%	2.20%
Equal weighted gross total return	16.38%	10.57%	4.93%	7.59%	11.74%	9.08%	14.45%	7.34%	10.12%	(1.36)%	12.93%	5.31%	7.16%	6.75%	3.09%

Performance of the composites is not that of the fund, is not a substitute for the fund’s performance and does not predict the fund’s performance results, which may differ from the composites’ results.
Net performance data in each table reflects deduction of the advisory fee and all other fees and expenses for the fund in the amount of 0.89%.
Composite performance would be reduced if components held cash positions, had inflows and outflows of cash and were subject to regulatory requirements to the same extent as the fund.

Fund managers

Fund	Fund managers	Positions during past five years
Fixed Income Fund	Caleb F. Aldrich	Vice president and managing director of Standish

World High Yield Fund	Dolores S. Driscoll	Director of SIMCO and vice president and managing director of Standish
	John R. McNichols	Vice president and associate director of Standish and vice president of SIMCO since 1998.

Controlled Maturity Fund	Howard B. Rubin	Vice president and director of Standish
	Barbara J. McKenna (Manager since 1998)	Vice president of Standish and, prior to 1996, portfolio manager at BayBank

Short-Term Asset Reserve Fund	Jennifer Pline	Vice president and, since 1998, associate director of Standish
	Barbara J. McKenna (Manager since 1998)	Vice president of Standish and, prior to 1996, portfolio manager at BayBank

Advisory services and fees

SIMCO provides World High Yield Fund and Standish provides each other fund with portfolio management and investment research services. Each adviser places orders to buy and sell each fund’s portfolio securities and Standish manages each fund’s business affairs. For the year ended December 31, 1999, each fund paid an advisory fee for these services. The advisers agreed to limit certain funds’ total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), and the payments were less than these funds’ contractual advisory fees. These agreements are temporary and may be terminated or changed at any time.

Annual Advisory Fee Rates (as a percentage of the fund’s average net assets)
	Actual advisory fee paid	Contractual advisory fee	Current expense limitation
Fixed Income Fund	0.31%	0.40%	0.38%

World High Yield Fund	0.00%	0.50%	0.50%

Controlled Maturity Fund	0.00%	0.30%	0.30%

Short-Term Asset Reserve Fund	0.25%	0.25%	0.36%

Investment adviser

Standish, Ayer & Wood, Inc. One Financial Center Boston, Massachusetts 02111-2662	Standish International Management Company, LLC One Financial Center Boston, Massachusetts 02111-2662

Investment and Account Information

How to purchase shares

Minimum initial investment: $100,000

Minimum subsequent investment: $5,000

Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish and their immediate families.

All orders to purchase shares received in good form by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day’s share price. Orders received after that time will be executed at the next business day’s price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Good form means that you have provided the following information with your request: Name of fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request.

Shares of the funds are not available for sale in every state.

By check
Opening an account	Send a check to the distributor payable to Standish Funds with the completed original account application.
Adding to an account	Send a check to the distributor payable to Standish Funds and a letter of instruction with the account name and number and effective date of the request.
By wire
Opening an account
  Send the completed original account application to the distributor.
  Call the distributor to obtain an account number.
  Instruct your bank to wire the purchase amount to Investors Bank & Trust Company (see below).

Adding to an account	Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company (see below).
By fax
Opening an account	Fax the completed account application to 617-350-0042. Mail the original account application to the distributor. Follow the instructions for opening an account by wire.
Adding to an account
  Fax a letter of instruction to 617-350-0042 with the account name and number and effective date of the request.
  Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company.

Through a financial intermediary
Opening or adding to an account	Contact your financial intermediary. Financial intermediaries acting on an investor’s behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

The distributor’s address is: Standish Fund Distributors, L.P. P.O. Box 1407 Boston, Massachusetts 02205-1407 Tel: 1-800-221-4795 Fax: 617-350-0042 Email: funds@saw.com	Wire instructions: Investors Bank & Trust Company Boston, MA ABA#: 011 001 438 Account #: 79650-4116 Fund name: Investor account #:

How to exchange shares

You may exchange shares of a fund for shares of any other Standish fund, if the registration of both accounts is identical. A fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days’ notice. Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange. Please read the prospectus of the Standish fund into which you are exchanging before requesting an exchange.

By mail

  Send a letter of instruction to the distributor signed by each registered account owner.
  Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  Signature guarantees may be required (see below).

By telephone

  If the account has telephone privileges, call the distributor.
  Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The distributor may ask for identification and all telephone transactions may be recorded.

How to redeem shares

All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day’s share price. Orders received after that time will be executed at the next business day’s price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law.

By mail

  Send a letter of instruction to the distributor signed by each registered account owner.
  State the name of the fund and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required (see below).

By telephone
For check or wire
  If the account has telephone privileges, call the distributor.
  Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.
  The distributor may ask for identification and all telephone transactions may be recorded.

By fax

  Fax the request to the distributor at 617-350-0042.
  Include your name, the name of the fund and the number of shares or dollar amount to be sold.
  Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

Through a financial intermediary
Contact your financial intermediary. Financial intermediaries acting on an investor’s behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

Investment and Account Information

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of a fund. The adviser will determine if the securities are consistent with the fund’s objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

  members of the STAMP program or the Exchange’s Medallion Signature Program a broker or securities dealer
  a federal savings, cooperative or other type of bank
  a savings and loan or other thrift institution
  a credit union
  a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, Standish may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. Standish will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds, except Short-Term Asset Reserve Fund, declare and distribute dividends from net investment income quarterly. Short-Term Asset Reserve Fund declares dividends from net investment income daily and pays them monthly. All funds declare and distribute net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Substantially all of a fund’s distributions will be from net investment income.

Fund Details

Taxes

Transactions	Tax Status
Sales or exchanges of shares.	Usually capital gain or loss. Tax rate depends on how long shares are held.

Distributions of long-term capital gain.	Taxable as long-term capital gain.

Distributions of short-term capital gain.	Taxable as ordinary income.

Dividends from net investment income.	Taxable as ordinary income.

Every January, the funds provide information to their shareholders about the funds’ dividends and distributions, which are taxable even if reinvested, and about the shareholders’ redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder’s investment.

Shareholders should consult their tax advisers about their own particular tax situations.

Master/feeder structure

Fixed Income Fund, World High Yield Fund and Short-Term Asset Reserve Fund are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. Except where indicated, this prospectus uses the term "fund" to mean each feeder fund and its master portfolio taken together. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio’s expenses in proportion to their assets.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund’s trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

The funds’ service providers

Principal Underwriter Standish Fund Distributors, L.P. Custodian, Transfer Agent and Fund Accountant Investors Bank & Trust Company	Independent Accountants PricewaterhouseCoopers LLP Legal Counsel Hale and Dorr LLP

Financial Highlights

The financial hightlights tables are intended to help shareholders understand the funds’ financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned on an investment in a fund (assuming	reinvestment of all dividends and distributions). The information was audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the funds’ financial statements, are included in the funds’ annual reports (available upon request).

Fixed Income Fund
	Year Ended December 31,
	1999[4]	1998[4]	1997	1996[1]	1995

Net asset value—beginning of period	$20.13	$20.80	$20.53	$20.92	$18.91

Income from investment operations
Net investment income	1.34	1.37	1.46	1.46	1.35
Net realized and unrealized gain (loss)	(1.47)	(0.30)	0.45	(0.37)	2.08

Total from investment operations	(0.13)	1.07	1.91	1.09	3.43

Less distributions declared to shareholders
From net investment income	(1.42)	(1.38)	(1.52)	(1.48)	(1.42)
From net realized gains on investments	(0.03)	(0.36)	(0.12)	—	—

Total distributions declared to shareholders	(1.45)	(1.74)	(1.64)	(1.48)	(1.42)

Net asset value—end of period	$18.55	$20.13	$20.80	$20.53	$20.92

Total return	(0.70%)	5.25%	9.54%	5.48%	18.54%

Ratios (to average daily net assets)/Supplemental data
Net assets at end of period (000 omitted)	$2,910,545	$3,392,570	$3,288,318	$2,603,628	$2,267,107
Expenses[1]	0.36%	0.36%	0.37%	0.38%	0.38%
Net investment income	6.85%	6.54%	6.76%	7.13%	7.80%
Portfolio turnover	159%	148%[3]	89%[3]	118%[2]	132%

[1]Includes the fund’s share of Standish Fixed Income Portfolio’s allocated expenses for the period from May 3, 1996 to December 31, 1996.
[2]Represents the theoretical unaudited portfolio turnover rate of the fund for the year ended December 31, 1996 had the fund not contributed its assets to Standish Fixed Income Portfolio on May 3, 1996. The portfolio turnover rate of the fund for the period from January 1, 1996 to May 2, 1996 was 49%. The portfolio turnover rate of Standish Fixed Income Portfolio for the period from May 3, 1996 to December 31, 1996 was 69%.
[3]For periods after December 31, 1996, information is for Standish Fixed Income Portfolio.
[4]Calculated based on average shares outstanding.

World High Yield Fund
			For the period June 2, 1997 (commencement of operations) to December 31, 1997[1]
	Year Ended December 31:
	1999[1]	1998[1]

Net asset value—beginning of period	$19.02	$20.51	$20.00

Income from operations
Net investment income*	1.84	1.70	0.98
Net realized and unrealized gain on investments	(1.45)	(1.52)	0.26

Total from investment operations	0.39	0.18	1.24

Less distributions declared to shareholders
From net investment income	(1.87)	(1.67)	(0.63)
In excess of net investment income	(0.13)	—	—
From net realized gains on investments	—	—	(0.10)
From tax return of capital	(0.02)	—	—

Total distributions	(2.02)	(1.67)	(0.73)

Net asset value—end of period	$17.39	$19.02	$20.51

Total return	2.20%	0.86%	6.20%
Ratios (to average daily net assets)/Supplemental data
Net assets at end of period (000 omitted)	$31,138	$40,457	$27,398
Expenses*[2]	0.00%	0.00%	0.00%[3]
Net investment income[4]	9.87%	8.40%	8.07%[3]
Portfolio turnover	137%	145%	25%

*For the period June 2, 1997 (commencement of operations) to December 31, 1997, and the years ended December 31, 1998 and 1999, the adviser voluntarily agreed not to impose its advisory fee on the portfolio and reimbursed the fund and the portfolio for their operating expenses. Had these actions not been taken, the net investment income per share and the ratios would have been:

Net investment income per share	$1.64	$1.51	$0.74
Ratios (to average net assets)
Expenses[2]	1.08%	0.91%	1.96%[3]
Net investment income	8.79%	7.49%	6.11%[3]

[1]Calculated based on average shares outstanding.
[2]Includes the fund’s share of Standish World High Yield Portfolio’s allocated expenses for the period from June 2, 1997 to December 31, 1997.
[3]Computed on an annualized basis.
[4]The portfolio turnover rate listed is for Standish World High Yield Portfolio. Because the fund does not make investments directly in securities, the fund does not have any portfolio turnover activity.

Controlled Maturity Fund
	Year Ended December 31,				For the period July 3, 1995 (commencement) of operations to December 31,
	1999[2]	1998[2]	1997	1996	1995

Net asset value—beginning of period	$19.87	$19.95	$19.99	$20.24	$20.00

Income from investment operations
Net investment income*	1.24	1.25	1.34	1.27	0.57
Net realized and unrealized gain (loss)	(0.53)	(0.16)	(0.04)	(0.27)	0.24

Total from investment operations	0.71	1.09	1.30	1.00	0.81

Less distributions declared to shareholders
From net investment income	(1.22)	(1.17)	(1.34)	(1.24)	(0.57)
From realized gain on investments	—	—	—	(0.01)	—

Total distributions declared to shareholders	(1.22)	(1.17)	(1.34)	(1.25)	$0.57)

Net asset value—end of period	$19.36	$19.87	$19.95	$19.99	$20.24

Total return	3.67%	5.58%	6.66%	5.13%	4.20%
Ratios (to average daily net assets)/Supplemental data
Net assets at end of period (000 omitted)	$38,109	$26,579	$13,916	$12,525	$8,868
Expenses*	0.30%	0.30%	0.37%	0.40%	0.40%[1]
Net investment income*	6.27%	6.19%	6.60%	6.60%	6.29%[1]
Portfolio turnover	147%	145%	94%	107%	127%

*The adviser voluntarily waived its investment advisory fee and reimbursed the fund for a portion of its operating expenses. Had these actions not been taken, the net investment income per share and the ratios would have been:

Net investment income per share	$1.12	$1.15	$1.18	$1.11	$0.38
Ratios (to average net assets)
Expenses	0.89%	0.81%	1.28%	1.25%	2.51%[1]
Net investment income	5.68%	5.68%	5.69%	5.75%	4.18%[1]

1Computed on an annualized basis.
2Calculated based on average shares outstanding.

Short-Term Asset Reserve Fund
	Year Ended December 31,
	1999[1]	1998[1]	1997	1996	1995

Net asset value—beginning of period	$19.44	$19.48	$19.50	$19.55	$19.22

Income from investment operations
Net investment income	1.08	$1.13	1.15	1.11	1.13
Net realized and unrealized gain (loss) on investments	(0.21)	(0.04)	(0.02)	(0.04)	0.33

Total from investment operations	0.87	1.09	1.13	1.07	1.46

Less distributions declared to shareholders
From net investment income	(1.08)	(1.13)	(1.15)	(1.12)	(1.12)
In excess of net investment income	—	—	—	—	(0.01)

Total distributions declared to shareholders	(1.08)	(1.13)	(1.15)	(1.12)	(1.13)

Net asset value—end of period	$19.23	$19.44	$19.48	$19.50	$19.55

Total return	4.61%	5.75%	5.94%	5.62%	7.85%
Ratios (to average daily net assets)/Supplemental data
Net assets at end of period (000 omitted)	$301,965	$260,004	$245,757	$194,074	$243,500
Expenses	0.35%	0.35%	0.36%	0.35%	0.33%
Net investment income	5.60%	5.81%	5.89%	5.75%	5.95%
Portfolio turnover	86%[2]	113%[2]	119%	156%	208%

[1]Computed on average shares outstanding. [2]For periods after December 31, 1997, information is for Standish Short-Term Asset Reserve Portfolio.

For More Information

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds at:

Standish Funds
P.O. Box 1407
Boston, MA 02205-1407

Telephone: 1.800.729.0066

Email:
funds@saw.com

Internet:
http://www.standishonline.com

Investors can review the funds’ reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies:

For investors who want more information about the Standish group of fixed income funds, the following documents are available free upon request.

Annual/Semiannual Reports
Additional information about
the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. Each fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
 The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Standish, Ayer & Wood, Inc. is an
independent investment counseling firm that has been managing assets for institutional investors and high net worth individuals, as well as mutual funds, for more than 65 years. Standish offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

  For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

  For a fee, by sending an email or electronic request to the Public Reference Room of the Commissioner at publicinfo@sec.gov

  Free from the Commission’s Internet website at http://www.sec.gov

[LOGO] STANDISH FUNDS® One Financial Center Boston, MA 02111-2662 800.729.0066
Investment Company Act file number (811-4813)
00-126 4/00

May 1, 2000

                      STANDISH GROUP OF FIXED INCOME FUNDS
                           STANDISH FIXED INCOME FUND
                         STANDISH WORLD HIGH YIELD FUND
                     STANDISH SHORT-TERM ASSET RESERVE FUND
                        STANDISH CONTROLLED MATURITY FUND

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 729-0066

                       STATEMENT OF ADDITIONAL INFORMATION

      This combined Statement of Additional Information (SAI) is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated May 1 2000, as amended and/or supplemented from time to time, of Standish Fixed Income Fund (Fixed Income Fund), Standish World
High Yield Fund (World High Yield Fund), Standish Short-Term Asset Reserve Fund
(Short-Term Asset Reserve Fund) and Standish Controlled Maturity Fund
(Controlled Maturity Fund), each a separate investment series of Standish, Ayer
& Wood Investment Trust (the Trust).

      The SAI should be read in conjunction with the funds’ prospectus.
Additional information about each fund’s investments is available in the funds’
annual and semi-annual reports to shareholders. Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the funds by contacting the funds at the phone number above.
Each fund’s financial statements which are included in the 1999 annual reports to shareholders are incorporated by reference into this SAI.

                          -----------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds’
investment policies in the prospectus.

      Master/Feeder Structure. Fixed Income Fund invests all of its investible assets in Standish Fixed Income Portfolio ("Fixed Income Portfolio"). World High
Yield Fund invests all of its investible assets in Standish World High Yield
Portfolio ("World High Yield Portfolio"). Short-Term Asset Reserve Fund invests all of its investible assets in Standish Short-Term Asset Reserve Portfolio
("Short-Term Asset Reserve Portfolio"). These three funds are sometimes referred to in this SAI as the feeder funds. Each Portfolio is a series of Standish, Ayer and Wood Master Portfolio ("Portfolio Trust"), an open-end management investment company, and has the same investment objective and restrictions as its corresponding fund. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each fund’s investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio.

      In addition to these feeder funds, other feeder funds may invest in these
Portfolios, and information about the other feeder funds is available from
Standish Ayer & Wood, Inc. ("Standish"). The other feeder funds invest in the
Portfolios on the same terms as the funds and bear a proportionate share of the
Portfolios’ expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the funds, which may produce different investment results.

      There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio’s investments, reduce economies of scale and increase a Portfolio’s operating expenses. If the Portfolio Trust’s
Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust’s Board of Trustees, a fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund’s interest in its Portfolio, which may be required by the Trust’s Board of
Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

      If a fund is requested to vote on a matter affecting the Portfolio in which it invests, the fund will call a meeting of its shareholders to vote on the matter. The fund will then vote on the matter at the meeting of the
Portfolio’s investors in the same proportion that the fund’s shareholders voted on the matter. The fund will vote those shares held by its shareholders who did not vote in the same proportion as those fund shareholders who did vote on the matter. A majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and of the Portfolio Trust.

      Adviser. Standish is the investment adviser to Fixed Income Portfolio,
Short-Term Asset Reserve Portfolio and to Controlled Maturity Fund. Standish
International Management Company, LLC ("SIMCO") is the investment adviser to
World High Yield Portfolio. Both Standish and SIMCO are sometimes referred to collectively in this SAI as the "adviser."

      Suitability. None of the funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund’s ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

      Credit Quality. Investment grade securities are those that are rated at
Baa or higher by Moody’s Investors Service, Inc. ("Moody’s") or BBB or higher by
Standard & Poor’s Ratings Group ("Standard & Poors"), Duff and Phelps ("Duff")
or Fitch IBCA International ("Fitch") or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa, A or P-1 by
Moody’s or AAA, AA, A, A-1 or Duff-1 by Standard & Poor’s, Duff or Fitch).

      Securities rated Baa or P-2 by Moody’s or BBB, A-2 or Duff-2 by Standard &
Poor’s, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer’s capability to pay interest and repay principal than is the case for high grade securities.

      Fixed income securities rated Ba and below by Moody’s or BB and below by
Standard & Poor’s, Duff or Fitch, if unrated, determined by the adviser to be of comparable credit quality are considered below investment grade obligations.
Below investment grade securities, commonly referred to as "junk bonds," carry a higher degree of risk than medium grade securities and are considered speculative by the rating agencies. To the extent a fund invests in medium grade or non-investment grade fixed income securities, the adviser attempts to select those fixed income securities that have the potential for upgrade.

      If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund’s credit quality and also to determine the security’s rating category. In the case of unrated sovereign and subnational debt of foreign countries, the adviser may take into account, but will not rely entirely on, the ratings assigned to the issuers of such securities. If the rating of a security held by a fund is downgraded below the minimum rating required for the particular fund, the adviser will determine whether to retain that security in the fund’s portfolio.

      Maturity and Duration. Each fund generally invests in securities with final maturities, average lives or interest rate reset frequencies of 15 years
(10 years for Controlled Maturity Fund) or less. However, each fund may purchase individual securities with effective maturities that are outside of these ranges. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the fund.

      Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows.
Each fund may use various techniques to shorten or lengthen the

                                     - 2 -

option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

      Securities. The funds invest primarily in all types of fixed income securities. In addition, each fund may purchase shares of other investment companies and real estate investment trusts ("REITs"). Each fund may also enter into repurchase agreements and forward dollar roll transactions, may purchase zero coupon and deferred payment securities and may buy securities on a when-issued or delayed delivery basis. Please refer to each fund’s specific investment objective and policies and "Description of Securities and Related
Risks" for a more comprehensive list of permissible securities and investments.

Fixed Income Fund

      Additional Investment Information. Under normal market conditions, substantially all, and at least 65%, of the Portfolio’s total assets are invested in investment grade fixed income securities. The Portfolio may invest up to 20% of its total assets in fixed income securities of foreign companies and foreign governments and their political subdivisions, including securities of issuers located in emerging markets. No more than 10% of the Portfolio’s total assets will be invested in foreign securities not subject to currency hedging transactions back into U.S. dollars. The Portfolio may also engage in short sales.

      Credit Quality. The Portfolio invests primarily in investment grade fixed income securities. The Portfolio may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody’s or BB or below by Standard &
Poor’s, Duff or Fitch, or, if unrated, determined by Standish to be of comparable credit quality. The average dollar-weighted credit quality of the
Portfolio’s portfolio is expected to be in the range of A to Aa according to
Moody’s or A to AA according to Standard & Poor’s, Duff or Fitch.

      Maturity. Under normal market conditions, the Portfolio’s average dollar-weighted effective portfolio maturity will vary from five to thirteen years.

World High Yield Fund

      Additional Investment Information. On March 2, 2000, the fund changed its name from Standish Diversified Income Fund to Standish World High Yield Fund and
the Diversified Income Portfolio changed its name from Standish Diversified
Income Portfolio to Standish World High Yield Portfolio. The trustees approved these name changes to better reflect the manner in which SIMCO manages the fund and the Portfolio. Under normal market conditions, the Portfolio invests at least 80% of its net assets in income producing securities. Income producing securities include all types of fixed income securities as well as tax-exempt securities and warrants. The Portfolio may also invest up to 10% of its total assets in common stock, up to 5% of its total assets in participations in loans, including loans of emerging market issuers, and engage in short sales.

      Country Selection. Although there is no limit on the number of countries in which issuers of the Portfolio’s investments are located, the Portfolio intends to invest in no fewer than three different countries, including the
United States. The Portfolio limits its investments in securities of issuers located in any one developed country (excluding the U.S.) to 15% of its total assets and limits its investments in securities of issuers located in any one emerging market country to 7% of its total assets.

      Under normal market conditions, at least 80% of the Portfolio’s total assets, adjusted to reflect the Portfolio’s net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged
(including cross-hedged) to the U.S. dollar. It is expected that the Portfolio will employ currency management techniques to seek to manage its foreign currency exposure within this limit.

                                     - 3 -

These techniques include, but are not limited to, options, futures, options on futures, forward foreign currency exchange contracts and currency swaps.

      Credit Quality. The Portfolio’s portfolio average dollar-weighted credit quality is expected to be in the range of Ba to B according to Moody’s or BB to
B according to Standard & Poor’s, Duff or Fitch, but in no event will be lower than B according to Moody’s or B according to Standard & Poor’s, Duff or Fitch.
At least 65% of the Portfolio’s total assets may be invested in securities rated, at the time of investment, below investment grade. Although the Portfolio does not generally invest in securities that are in default, it may from time to time so invest up to 10% of its total assets, including in defaulted bank loans.
Non-investment grade securities, commonly referred to as "junk bonds," are considered speculative by the rating agencies and generally carry a higher degree of risk (greater price volatility and greater risk of loss of principal and interest) than higher rated securities.

Short-Term Asset Reserve Fund

      Additional Investment Information. The Portfolio invests in a broad range of investment grade money market instruments and short-term fixed income securities. The Portfolio may also invest in tax-exempt securities and prime commercial paper of U.S. and foreign companies, and may enter into reverse repurchase agreements. The Portfolio limits its investments in preferred stock to 10% of its total assets. Effective July 1, 1995, Short-Term Asset Reserve
Fund changed its name from Consolidated Standish Short-Term Asset Reserve Fund to Standish Short-Term Asset Reserve Fund.

      Credit Quality. The Portfolio invests primarily in high grade securities, cash and cash equivalents. The Portfolio may also invest up to 15% of its total assets in medium grade obligations rated Baa or P-2 by Moody’s or BBB, A-2 or
Duff-2 by Standard & Poor’s, Duff or Fitch, or, if unrated, determined by
Standish to be of comparable credit quality. The average dollar-weighted credit quality of the Portfolio’s portfolio is expected to be at least in the range of
A to Aa according to Moody’s or A to AA according to Standard & Poor’s, Duff or
Fitch.

      Maturity. All securities held by the Portfolio will have an effective or remaining maturity of 3.25 years or less from the date of settlement, except that up to 10% of the Portfolio’s total assets may be represented by securities with effective maturities or redemption dates, put dates or coupon dates of between 3.25 and five years. The maturity limitation does not apply to U.S.
Treasury notes or bonds with maturities of longer than 3.25 years, which may be purchased by the Portfolio in conjunction with the sale of note or bond futures contracts or with certain equivalent options positions which are designed to hedge the notes or bonds in such a way as to create a synthetic short-term instrument. The Portfolio’s average dollar-weighted effective portfolio maturity will not exceed 18 months.

Controlled Maturity Fund

      Additional Investment Information. Under normal market conditions, substantially all and at least 65% of the fund’s total assets are invested in investment grade fixed income securities.

      Credit Quality. The fund invests exclusively in investment grade fixed income securities. The average dollar-weighted credit quality of the fund’s portfolio is expected to be in the range of A to Aa according to Moody’s or A to
AA according to Standard & Poor’s, Duff or Fitch.

      Maturity. Under normal market conditions, the fund’s average dollar-weighted effective portfolio maturity will not exceed five years. The fund generally invests in securities with final maturities, average lives or interest rate frequencies of 10 years or less.

                                     - 4 -

Description of Securities and Related Risks

General Risks of Investing

      The prospectus discusses the principal risk of investing in each fund. The following discussion provides additional information on the risks associated with an investment in a fund. Each fund invests primarily in fixed income securities and is subject to risks associated with investments in such securities. These risks include interest rate risk, default risk and call and extension risk. Fixed Income Portfolio and World High Yield Portfolio are also subject to risks associated with direct investments in foreign securities as described under the "Specific Risks" section.

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.

Specific Risks

      The following sections include descriptions of specific risks that are associated with a fund’s purchase of a particular type of security or the utilization of a specific investment technique.

      Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and companies, including obligations of industrial, utility, banking and other financial issuers. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      U.S. Government Securities. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association
("GNMA")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association ("SLMA")), (c) the
discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("FNMA") and
Federal Home Loan Mortgage Corporation ("FHLMC")), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury

                                     - 5 -

receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPs").

      Foreign Securities. World High Yield Portfolio may invest a significant portion of its assets and Fixed Income Portfolio, Controlled Maturity Fund and
Short-Term Asset Reserve Portfolio may each invest to a limited degree, in securities of foreign governments and companies. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a fund receives interest payments declines against the
U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

      Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S.
issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
Most foreign securities markets may have substantially less trading volume than
U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

      Investing in Emerging Markets. Although Fixed Income Portfolio and World
High Yield Portfolio invest primarily in securities of established issuers based in developed foreign countries, each may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe,
Latin and South America, the Mediterranean and Africa. Fixed Income Portfolio
may invest up to 10% of its total assets in issuers located in emerging markets generally, with a limit of 3% of total assets invested in issuers located in any one emerging market. World High Yield Portfolio may invest up to 7% of its total assets in issuers located in any one emerging market. These limitations do not apply to investments denominated or quoted in the euro.

      These funds may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries. Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States. These risks may be related to (i) restrictions on foreign investment and repatriation of capital;
(ii) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of the emerging market countries compared to the U.S. securities markets; (iii) economic, political and social factors; and (iv) foreign exchange matters such as fluctuations in exchange rates between the U.S. dollar and the currencies in which a fund’s portfolio securities are quoted or denominated, exchange control regulations

                                     - 6 -

and costs associated with currency exchange. A fund’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the funds, the adviser and its affiliates and their respective clients and other service providers. The funds may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on each fund’s performance and may adversely affect the liquidity of each funds investment to the extent that it invest certain emerging market countries.

      Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund’s investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, the funds may be limited by government regulation or a company’s charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the funds. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and no fund is required to invest in any emerging market country.

      In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests.
The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, a fund may invest only through investment funds in such emerging market countries.

      The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the funds to the extent that they invest in emerging market countries.

      Market Characteristics. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange.
Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.

      Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.
Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more

                                     - 7 -

difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which a fund’s operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United States. Such price-earnings ratios may not be sustainable.

      Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and a fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and a fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

      Brokerage commissions and other transactions costs on securities exchanges in emerging market countries are generally higher than in the United States.
There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to
U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S.
companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the
United States.

      Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund’s assets so invested.

      Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. During the course of the last 25 years, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries.
Several emerging

                                     - 8 -

market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

      The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United
States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

      There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse affect on market prices of securities and payment of dividends.

      Currency Risks. The U.S. dollar value of foreign securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of these currencies against the
U.S. dollar will result in corresponding changes in the U.S. dollar value of a fund’s assets quoted in those currencies. However, under normal market conditions, at least 80% of World High Yield Portfolio’s total assets, adjusted to reflect the Portfolio’s total assets, adjusted to reflect the Portfolio’s net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged (including cross-hedged) to the U.S. dollar. No more than 10% of Fixed Income Portfolio’s total assets will be invested in foreign securities not subject to hedging transactions back into U.S. dollars.
Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets may restrict the free conversion of their currencies into other currencies. Any devaluations in the currencies in which a fund’s securities are denominated may have a detrimental impact on the Portfolio’s net asset value except to the extent such foreign currency exposure is subject to hedging transactions. Fixed Income Portfolio and World High Yield Portfolio
utilize various investment strategies to seek to minimize the currency risks described above. These strategies include the use of currency transactions such as currency forward and futures contracts, cross currency forward and futures contracts, currency swaps and currency options. Each fund’s use of currency transactions may expose it to risks independent of its securities positions. See
"Strategic Transactions" within the "Investment Techniques and Related Risks"
section for a discussion of the risks associated with such strategies.

      Economic and Monetary Union (EMU). EMU occurred on January 1, 1999, when
11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are now subject to each country’s commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

      EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and

                                     - 9 -

economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund’s portfolios.

      Below Investment Grade Fixed Income Securities. Fixed Income Portfolio and
World High Yield Portfolio may invest up to 15% and 100%, respectively, of their total assets in non-investment grade securities. Non-investment grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities or "junk bonds," may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high yield markets generally and less secondary market liquidity.

      The amount of high yield, fixed income securities proliferated in the
1980s and early 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

      The market values of high yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers’ inability to meet specific projected business forecasts. These non-investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high yield bond market and investor perceptions regarding lower rated securities, whether or not based on the Portfolios’ fundamental analysis, may depress the prices for such securities.

      Since investors generally perceive that there are greater risks associated with non-investment grade securities of the type in which the Portfolios invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

      Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s net asset value.

      The risk of loss from default for the holders of high yield, fixed-income securities is significantly greater than is the case for holders of other debt securities because such high yield, fixed-income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

                                     - 10 -

      The secondary market for high yield, fixed-income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher-rated securities. In addition, the trading volume for high yield, fixed-income securities is generally lower than that of higher rated securities and the secondary market for high yield, fixed-income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Portfolios’ ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Portfolio’s net asset value. A less liquid secondary market also may make it more difficult for either Portfolio to obtain precise valuations of the high yield securities in its portfolio.

      Proposed federal legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

      Non-investment grade or high yield, fixed-income securities also present risks based on payment expectations. High yield, fixed-income securities frequently contain "call" or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, a Portfolio may have to replace such security with a lower yielding security, resulting in a decreased return for investors.
In addition, if World High Yield Portfolio experiences unexpected net redemptions of its shares, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of World High Yield
Portfolio’s portfolio and increasing the exposure of World High Yield Portfolio to the risks of high yield securities. World High Yield Portfolio and Fixed
Income Portfolio may also incur additional expenses to the extent that either is required to seek recovery upon a default in the payment of principal or interest on a portfolio security.

      Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the adviser’s credit analysis than would be the case with investments in investment-grade debt obligations. The adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The adviser continually monitors the investments in each Portfolio’s portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

      For the fiscal year ended December 31, 1999, Fixed Income Portfolio’s and
World High Yield Portfolio’s investments, on an average dollar-weighted basis, calculated at the end of each month, had the following credit quality characteristics:

Fixed Income Portfolio

          Investments                          Percentage
          -----------                          ----------
          U.S. Governmental securities              31.2%
          U.S. Government Agency securities         14.8%
          Corporate Bonds:

                                     - 11 -

             Aaa or AAA                              8.1%
             Aa or AA                                6.3%
             A                                       9.5%
             Baa or BBB                             18.1%
             Ba or BB                                7.7%
             B                                       3.4%
             Below B                                 0.9%
                                                   ------
                                                   100.0%
                                                   ======

World High Yield Portfolio

         Investments                           Percentage
         -----------                           ----------
         U.S. Governmental securities                2.6%
         U.S. Government Agency securities          0.00%
         Corporate Bonds:
         Aaa or AAA                                 0.00%
         Aa or AA                                    1.0%
         A                                           7.7%
         Baa or BBB                                 22.6%
         Ba or BB                                   28.5%
         B                                          30.5%
         Below B                                     7.1%
                                                   ------
                                                   100.0%
                                                   ======

      Sovereign Debt Obligations. Fixed Income Portfolio and World High Yield
Portfolio may invest in sovereign debt obligations, which involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

      A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

      Brady Bonds. Fixed Income Portfolio and World High Yield Portfolio may
invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or

                                     - 12 -

partially collateralized or uncollateralized, are issued in various currencies
(but primarily in U.S. dollars) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.

      Obligations of Supranational Entities. Fixed Income and World High Yield
Portfolios may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and
Development (the "World Bank"), the European Coal and Steel Community, the Asian
Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital
(including "callable capital" contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

      Eurodollar and Yankee Dollar Investments. Each fund may invest in
Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S.
dollars generally held in banks outside the United States, primarily in Europe.
Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. Short-Term Asset Reserve Portfolio may invest in Eurodollar
Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee
Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are
U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S.
issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

      Mortgage-Backed Securities. Each fund may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, GNMA, FNMA or FHLMC. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose.
Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a fund’s ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase a fund’s exposure to rising interest rates and prevent a fund from taking advantage of such higher yields.

      GNMA securities are backed by the full faith and credit of the U.S.
Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.

                                     - 13 -

      Multiple class securities include collateralized mortgage obligations
("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a
CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The funds do not intend to purchase residual interests in
REMICs.

      Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience prepayments of principal at a rate different from what was anticipated, a fund may fail to recoup fully its initial investment in these securities. Although the markets for SMBS and CMOs are increasingly liquid, certain SMBS and CMOs may not be readily marketable and will be considered illiquid for purposes of each fund’s limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. Short-Term Asset Reserve Portfolio does not invest in SMBS.

      Life of Mortgage-Related Obligations. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested long before the maturity of the mortgages in the pool.

      As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to GNMA Certificates, statistics published by the FHA are normally used as an indicator of the expected average life of an issue. The actual life of a particular issue of GNMA
Certificates, however, will depend on the coupon rate of the financing.

      GNMA Certificates. The Government National Mortgage Association ("GNMA")
was established in 1968 when the Federal National Mortgage Association ("FNMA")
was separated into two organizations, GNMA and FNMA. GNMA is a wholly owned government corporation within the Department of Housing and Urban Development.
GNMA developed the first mortgage-backed pass-through instruments in 1970 for
Farmers Home Administration-FHMA- insured, Federal Housing
Administration-FHA-insured and for Veterans Administration-or VA-guaranteed mortgages ("government mortgages").

      GNMA purchases government mortgages and occasionally conventional mortgages to support the housing market. GNMA is known primarily, however, for its role as guarantor of pass-through securities collateralized by government mortgages. Under the GNMA securities guarantee program, government mortgages that are pooled must be less than one year old by the date GNMA issues its commitment. Loans in a single pool must be of the same type in terms of interest rate and maturity. The minimum size of a pool is $1 million for single-family mortgages and $500,000 for manufactured housing and project loans.

                                     - 14 -

      Under the GNMA II program, loans with different interest rates can be included in a single pool and mortgages originated by more than one lender can be assembled in a pool. In addition, loans made by a single lender can be packaged in a custom pool (a pool containing loans with specific characteristics or requirements).

      GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      Yield Characteristics of GNMA Certificates. The coupon rate of interest on
GNMA Certificates is lower than the interest rate paid on the VA-guaranteed,
FHMA-insured or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44% for assembling the mortgage pool and for passing through monthly payments of interest and principal to GNMA
Certificate holders.

      The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for several reasons. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance,
GNMA Certificates may trade in the secondary market at a premium or discount.
Second, interest is paid monthly, rather than semi-annually as with traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates. Finally, the actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the GNMA
Certificate. If mortgagors prepay their mortgages, the principal returned to
GNMA Certificate holders may be reinvested at higher or lower rates.

      Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA
Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the GNMA Certificate’s coupon rate and the prepayment experience of the pools of mortgages backing each GNMA
Certificate.

      FHLMC Participation Certificates. The Federal Home Loan Mortgage
Corporation ("FHLMC") was created by the Emergency Home Finance Act of 1970. It is a private corporation, initially capitalized by the Federal Home Loan Bank
System, charged with supporting the mortgage lending activities of savings and loan associations by providing an active secondary market for conventional mortgages. To finance its mortgage purchases, FHLMC issues FHLMC Participation
Certificates and Collateralized Mortgage Obligations ("CMOs").

      Participation Certificates represent an undivided interest in a pool of mortgage loans. FHLMC purchases whole loans or participations on 30-year and
15-year fixed-rate mortgages, adjustable-rate mortgages ("ARMs") and home improvement loans. Under certain programs, it will also purchase FHA and VA mortgages.

      Loans pooled for FHLMC must have a minimum coupon rate equal to the
Participation Certificate rate specified at delivery, plus a required spread for the corporation and a minimum servicing fee, generally 0.375% (37.5 basis points). The maximum coupon rate on loans is 2% (200 basis points) in

                                     - 15 -

excess of the minimum eligible coupon rate for Participation Certificates. FHLMC requires a minimum commitment of $1 million in mortgages but imposes no maximum amount. Negotiated deals require a minimum commitment of $10 million. FHLMC guarantees timely payment of the interest and the ultimate payment of principal of its Participation Certificates. This guarantee is backed by reserves set aside to protect against losses due to default. The FHLMC CMO is divided into varying maturities with prepayment set specifically for holders of the shorter term securities. The CMO is designed to respond to investor concerns about early repayment of mortgages.

      FHLMC’s CMOs are general obligations, and FHLMC will be required to use its general funds to make principal and interest payments on CMOs if payments generated by the underlying pool of mortgages are insufficient to pay principal and interest on the CMO.

      A CMO is a cash-flow bond in which mortgage payments from underlying mortgage pools pay principal and interest to CMO bondholders. The CMO is structured to address two major shortcomings associated with traditional pass-through securities: payment frequency and prepayment risk. Traditional pass-through securities pay interest and amortized principal on a monthly basis whereas CMOs normally pay principal and interest semi-annually. In addition, mortgage-backed securities carry the risk that individual mortgagors in the mortgage pool may exercise their prepayment privileges, leading to irregular cash flow and uncertain average lives, durations and yields.

      A typical CMO structure contains four tranches, which are generally referred to as classes A, B, C and Z. Each tranche is identified by its coupon and maturity. The first three classes are usually current interest-bearing bonds paying interest on a quarterly or semi-annual basis, while the fourth, Class Z, is an accrual bond. Amortized principal payments and prepayments from the underlying mortgage collateral redeem principal of the CMO sequentially;
payments from the mortgages first redeem principal on the Class A bonds. When principal of the Class A bonds has been redeemed, the payments then redeem principal on the Class B bonds. This pattern of using principal payments to redeem each bond sequentially continues until the Class C bonds have been retired. At this point, Class Z bonds begin paying interest and amortized principal on their accrued value.

      The final tranche of a CMO is usually a deferred interest bond, commonly referred to as the Z bond. This bond accrues interest at its coupon rate but does not pay this interest until all previous tranches have been fully retired.
While earlier classes remain outstanding, interest accrued on the Z bond is compounded and added to the outstanding principal. The deferred interest period ends when all previous tranches are retired, at which point the Z bond pays periodic interest and principal until it matures. The adviser would purchase a Z bond for the fund if it expected interest rates to decline.

      FNMA Securities. FNMA was created by the National Housing Act of 1938. In
1968, the agency was separated into two organizations, GNMA to support a secondary market for government mortgages and FNMA to act as a private corporation supporting the housing market.

      FNMA pools may contain fixed-rate conventional loans on one-to-four-family properties. Seasoned FHA and VA loans, as well as conventional growing equity mortgages, are eligible for separate pools. FNMA will consider other types of loans for securities pooling on a negotiated basis. A single pool may include mortgages with different loan-to-value ratios and interest rates, though rates may not vary beyond two percentage points.

      Privately-Issued Mortgage Loan Pools. Savings associations, commercial banks and investment bankers issue pass-through securities secured by a pool of mortgages.

                                     - 16 -

      Generally, only conventional mortgages on single-family properties are included in private issues, though seasoned loans and variable rate mortgages are sometimes included. Private placements allow purchasers to negotiate terms of transactions. Maximum amounts for individual loans may exceed the loan limit set for government agency purchases. Pool size may vary, but the minimum is usually $20 million for public offerings and $10 million for private placements.

      Privately-issued mortgage-related obligations do not carry government or quasi-government guarantees. Rather, mortgage pool insurance generally is used to insure against credit losses that may occur in the mortgage pool. Pool insurance protects against credit losses to the extent of the coverage in force.
Each mortgage, regardless of original loan-to-value ratio, is insured to 100% of principal, interest and other expenses, to a total aggregate loss limit stated
on the policy. The aggregate loss limit of the policy generally is 5% to 7% of the original aggregate principal of the mortgages included in the pool.

      In addition to the insurance coverage to protect against defaults on the underlying mortgages, mortgage-backed securities can be protected against the nonperformance or poor performance of servicers. Performance bonding of obligations such as those of the servicers under the origination, servicing or other contractual agreement will protect the value of the pool of insured mortgages and enhance the marketability.

      The rating received by a mortgage security will be a major factor in its marketability. For public issues, a rating is always required, but it may be optional for private placements depending on the demands of the marketplace and investors. Before rating an issue, a rating agency such as Standard & Poor’s or
Moody’s will consider several factors, including: the creditworthiness of the issuer; the issuer’s track record as an originator and servicer; the type, term and characteristics of the mortgages, as well as loan-to-value ratio and loan amounts; the insurer and the level of mortgage insurance and hazard insurance provided. Where an equity reserve account or letter of credit is offered, the rating agency will also examine the adequacy of the reserve and the strength of the issuer of the letter of credit.

      Asset-Backed Securities. Each fund may invest in asset-backed securities.
The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

      Convertible Securities. Each fund may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks. Short-Term Asset
Reserve Portfolio’s investments in preferred stock are limited to no more than
10% of its total assets. Convertible debt securities and preferred stock acquired by a fund entitle the fund to exchange such instruments for common stock of the issuer at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

      Warrants. Warrants acquired by World High Yield Portfolio entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price.
World High Yield Portfolio’s investment in warrants will not entitle it to

                                     - 17 -

receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates.

      Common Stocks. World High Yield Portfolio may invest up to 10% of its total assets in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      Investments in Other Investment Companies. Each fund is permitted to invest up to 10% of its total assets in shares of investment companies and up to
5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. A fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Series
("WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

      Real Estate Investment Trusts. Each fund may invest in REITs. REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Code.

      Inverse Floating Rate Securities. Each fund may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

      Zero Coupon and Deferred Payment Securities. Each fund may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A fund is required to accrue income with respect to these securities prior to the receipt of cash payments. Because a fund will distribute this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the fund will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      Structured or Hybrid Notes. Each fund may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the fund to gain exposure to the

                                     - 18 -

benchmark asset while fixing the maximum loss that it may experience in the event that the security does not perform as expected. Depending on the terms of the note, the fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the fund’s loss cannot exceed this foregone interest and/or principal. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, a fund’s net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the funds’ limitations on investments in illiquid securities. It is expected that not more than 5% of each fund’s net assets, except for World High Yield
Portfolio, will be at risk as a result of such investments.

      Tax-Exempt Securities. Each fund is managed without regard to potential tax consequences. If the adviser believes that tax-exempt securities will provide competitive returns, Fixed Income Portfolio, World High Yield Portfolio and Short-Term Asset Reserve Portfolio may invest up to 10% of their total assets in tax-exempt securities. Controlled Maturity Fund may invest up to 5% of its net assets in tax-exempt securities. A fund’s distributions of interest earned from these investments will be taxable.

Investment Techniques and Related Risks

      Strategic Transactions. Each fund may, but is not required to, utilize various investment strategies to seek to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed-equity securities, or to seek to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments;
purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and
enter into various currency transactions such as currency forward contracts, cross-currency future contracts, currency futures contracts, currency swaps or options on currencies or currency futures (Fixed Income Portfolio and World High
Yield Portfolio only) (collectively, all the above are called "Strategic
Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund’s portfolios resulting from securities markets, or currency exchange rate fluctuations, to seek to protect a fund’s unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes. Fixed
Income Portfolio, World High Yield Portfolio, Short-Term Asset Reserve Portfolio
and Controlled Maturity Fund will attempt to limit net loss exposure from
Strategic Transaction entered into for non-hedging purposes to not more than 3%,
3%, 1% and 1% respectively, of net assets at any one time to the extent necessary, the funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund’s net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be

                                     - 19 -

netted against an unrealized loss from a related Strategic Transaction position.
For example, if the adviser believes that short-term interest rates as indicated
in the forward yield curve are too high, a fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated
Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the fund’s net loss exposure.

      The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser’s ability to predict pertinent market and interest rate movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds’ activities involving Strategic Transactions may be limited in order to allow the applicable fund to satisfy the requirements of
Subchapter M of the Code for qualification as a regulated investment company.

      Risks of Strategic Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser’s view as to certain market or interest rate movements is incorrect, the risk that the use of such
Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to a fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency (Fixed
Income Portfolio and World High Yield Portfolio only). The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund’s position. The writing of options could significantly increase the fund’s portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain OTC options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by a fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes. Futures markets are highly volatile and the use of futures may increase the volatility of a fund’s net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the
Strategic Transactions had not been utilized.

      General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund’s assets in special accounts, as described below under "Use of Segregated Accounts."

                                     - 20 -

      A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy
(if the option is exercised), the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. A fund may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
Each fund is authorized to purchase and sell exchange listed options and OTC options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the
OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is in-the-money
(i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A fund’s ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund’s obligation pursuant to an
OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to each fund’s restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Boards of
Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by

                                     - 21 -

reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option transactions only with U.S.
Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poors or Moody’s or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or the debt of which is determined to be of equivalent credit quality by the adviser.

      If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund’s income. The sale (writing) of put options can also provide income.

      The funds, except for Short-Term Asset Reserve Portfolio, may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, asset backed securities, foreign sovereign debt (Fixed Income Portfolio and World High Yield Portfolio only)
corporate debt securities, equity securities (including convertible securities)
and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies (Fixed
Income Portfolio and World High Yield Portfolio only) and futures contracts.
Short-Term Asset Reserve Portfolio may purchase and sell call options on securities, including U.S. Treasury and agency securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in OTC markets, and on securities indices and futures contracts. All calls sold by a fund must be covered (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, each fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. Even though the fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

      A fund may purchase and sell (write) put options on securities including
U.S. Treasury and agency securities, mortgage backed securities, asset backed securities, foreign sovereign debt (Fixed Income Portfolio and World High Yield
Portfolio only), corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. Short-Term Asset Reserve Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities and
Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under such put options other

                                     - 22 -

than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

      Options on Securities Indices and Other Financial Indices. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, each fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

      General Characteristics of Futures. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures.
Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by a fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures
Trading Commission ("CFTC") or on certain foreign exchanges.

      The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser to purchase a financial instrument at a specific time and price.
Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

      A fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that a fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of a fund’s portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically
1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures

                                     - 23 -

contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

      Currency Transactions. Fixed Income Portfolio and World High Yield
Portfolio may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell
(with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Fixed Income Portfolio and World High Yield Portfolio may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of
A by Standard & Poors or Moody’s, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

      Fixed Income Portfolio and World High Yield Portfolio’s transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic
Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Portfolio or a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      Each of Fixed Income Portfolio and World High Yield Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to non-hedging transactions or proxy hedging as described below.

      Fixed Income Portfolio and World High Yield Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which Fixed Income Portfolio and World High Yield Portfolio has or in which the Portfolio expects to have portfolio exposure. For example, a Portfolio may hold a South Korean government bond and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The Portfolio would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the Portfolio to declines in the value of the Japanese yen relative to the U.S. dollar.

      To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Fixed Income Portfolio and World High Yield Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or

                                     - 24 -

currencies in which certain of a fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the portfolio securities denominated in linked currencies.
For example, if the adviser considers that the Korean won is linked to the
Japanese yen, and a portfolio contains securities denominated in won and the adviser believes that the value of won will decline against the U.S. dollar, the adviser may enter into a contract to sell yen and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to Fixed Income
Portfolio and World High Yield Portfolio the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that Fixed Income
Portfolio and World High Yield Portfolio is engaging in proxy hedging. If Fixed
Income Portfolio or World High Yield Portfolio enters into a currency hedging transaction, it will comply with the asset segregation requirements described below.

      Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Fixed Income Portfolio and World High Yield Portfolio if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.
Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

      Combined Transactions. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts (Fixed Income
Portfolio and World High Yield Portfolio only) and multiple interest rate transactions, structured notes and any combination of futures, options, currency
(Fixed Income Portfolio and World High Yield Portfolio only) and interest rate transactions ("component transactions"), instead of a single Strategic
Transaction, as part of a single or combined strategy when, in the opinion of the adviser, it is in the best interests of the funds to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

      Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the funds may enter are interest rate, currency (Fixed Income Portfolio and World High Yield Portfolio only) and index swaps and the purchase or sale of related caps, floors and collars. The funds expect to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of a fund’s portfolio, protecting against currency fluctuations (the Fixed Income Portfolio and World High Yield Portfolio only), as a duration management technique or protecting against an increase in the price of securities a fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, each fund will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such

                                     - 25 -

purposes. Fixed Income Portfolio, World High Yield Portfolio, Short-Term Asset
Reserve Portfolio and Controlled Maturity Fund will attempt to limit net loss exposure from Strategic Transactions entered into for non-hedging purposes to not more than 3%, 3%, 1% and 1%, respectively, of net assets.

      A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

      Each fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument) with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poors or Moody’s or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.
Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of a fund’s policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Boards of
Trustees of the Portfolio Trust and the Trust have adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Boards of Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for such determinations. The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to each fund’s limitation on investing in illiquid securities.

      Risks of Strategic Transactions Outside the United States. Fixed Income
Portfolio and World High Yield Portfolio may use strategic transactions to seek to hedge against currency exchange rate risks. When conducted outside the United
States, Strategic Transactions may not be regulated as rigorously as in the
United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in
Fixed Income Portfolio and World High Yield Portfolio ability to act upon economic events occurring in foreign markets during non-business hours in the
United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic

                                     - 26 -

Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

      Use of Segregated Accounts. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the
Strategic Transactions. Each fund will cover Strategic Transactions as required by interpretive positions of the SEC. A fund will not enter into Strategic
Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund’s records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund’s obligation on the underlying
Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s obligations on the underlying
Strategic Transactions. Segregated assets would not be sold while the Strategic
Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

      "When-Issued," "Delayed Delivery" and "Forward Commitment" Securities.
Each fund places no limit on investments in when-issued and delayed delivery securities. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a fund enters into the commitment, but interest will not accrue to the fund until delivery of and payment for the securities. Although a fund will only make commitments to purchase "when-issued" and "delayed delivery"
securities with the intention of actually acquiring the securities, each fund may sell the securities before the settlement date if deemed advisable by the adviser.

      Unless a fund has entered into an offsetting agreement to sell the securities purchased on a when-issued or forward commitment basis, the fund will segregate, on its records or with its custodian, cash or liquid obligations with a market value at least equal to the amount of the fund’s commitment. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s commitment.

      Securities purchased on a "when-issued," "delayed delivery" or "forward commitment" basis may have a market value on delivery which is less than the amount paid by a fund. Changes in market value may be based upon the public’s perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and
"forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

      Repurchase Agreements. Fixed Income Portfolio, Short-Term Asset Reserve
Portfolio and Controlled Maturity Fund may invest up to 5%, 25% and 25%, respectively, of net assets in repurchase agreements. World High Yield Portfolio places no limit on investments in repurchase agreements.

      A repurchase agreement is an agreement under which a fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an

                                     - 27 -

agreed-upon interest rate effective for the period the instruments are held by the fund and is unrelated to the interest rate on the instruments. The instruments acquired by a fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the fund’s custodian bank until they are repurchased. In evaluating whether to enter into a repurchase agreement, the adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Board of Trustees of the Trust or the Portfolio Trust, as the case may be.

      The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a fund at a time when their market value has declined, the fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a fund are collateral for a loan by the fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a fund may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

      Reverse Repurchase Agreements. Short-Term Asset Reserve Portfolio may
enter into reverse repurchase agreements with respect to 15% of its total assets. In a reverse repurchase agreement the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account containing cash or liquid assets having a value not less than the repurchase price (including accrued interest) that is marked to market daily. Reverse repurchase agreements involve the risks that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price or that the counterparty may default on its obligation to resell the securities. The staff of the Securities and Exchange Commission
("SEC") considers reverse repurchase agreements to be borrowings by the
Portfolio under the Investment Company Act of 1940 ("1940 Act"). The Portfolio
intends to enter into reverse repurchase agreements to provide cash to satisfy redemption requests and avoid liquidating securities during unfavorable market conditions.

      Forward Roll Transactions. To seek to enhance current income, each fund may invest in forward roll transactions involving mortgage-backed securities.
Each fund places no limit on investments in forward roll transactions. In a forward roll transaction, a fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold.
Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the fund which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time that a fund enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

      Leverage. The use of forward roll transactions and reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction or reverse repurchase agreement) to increase the net asset value of a fund faster than would otherwise be the case. On the other hand, if the additional monies received are

                                     - 28 -

invested in ways that do not fully recover the costs of such transactions to a fund, the net asset value of the fund would fall faster than would otherwise be the case.

      Short Sales. Fixed Income Portfolio and World High Yield Portfolio may
engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of that security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must segregate cash or liquid assets on its records or in a segregated account with the fund’s custodian that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of net assets for Fixed Income Portfolio and
10% of the value of total assets for World High Yield Portfolio.

      Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in illiquid securities, except Short-Term Asset Reserve Portfolio, which is limited to 10% of its net assets. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain SMBS, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of
1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

      The Boards of Trustees have adopted guidelines and delegated to the advisers the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Boards of Trustees, however, retain oversight and are ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      Money Market Instruments and Repurchase Agreements. Money market instruments include short-term U.S. and foreign (except Controlled Maturity
Fund) Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances and repurchase agreements.

      U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States and securities issued by agencies and instrumentalities of the U.S. Government which may be guaranteed by the U.S. Treasury or supported by the issuer’s right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S.
Government include, but are not limited to, Federal Land Banks, the Federal Farm
Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit
Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

      World High Yield Portfolio may invest in commercial paper rated P-1 or P-2 by Moody’s, A-1 or A-2 by Standard & Poors, Duff-1 or Duff-2 by Duff, or in
commercial paper that is unrated. Short-Term Asset Reserve Portfolio may also invest in commercial paper rated A-2 by Moody’s or P-2 or Duff-2 by Standard &
Poor’s, Duff or Fitch. Investments in commercial paper by Fixed Income Portfolio will be

                                     - 29 -

rated P-1 by Moody’s or A-1 by Standard & Poors or Duff-1 by Duff, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, judged by the adviser to be of equivalent quality to the securities so rated. In determining whether securities are of equivalent quality, the adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.

      Temporary Defensive Investments. Each fund may maintain cash balances and purchase money market instruments for cash management and liquidity purposes.
Each fund may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating-rate notes and repurchase agreements.

      Portfolio Turnover. It is not the policy of any of the funds to purchase or sell securities for trading purposes. However, each fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held. A fund may therefore generally change its portfolio investments at any time in accordance with the adviser’s appraisal of factors affecting any particular issuer or market, or the economy in general. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year
(excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which are taxable to a fund’s shareholders as ordinary income.

      Portfolio Diversification and Concentration. Each fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the fund’s total assets may be invested in the securities of a single issuer and (ii) each fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The funds will not concentrate (invest 25%
or more of their total assets) in the securities of issuers in any one industry.
The Funds’ policies concerning diversification (except for Controlled Maturity
Fund) and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

      The funds and the Portfolios have adopted the following fundamental policies. Each fund’s and Portfolio’s fundamental policies cannot be changed unless the change is approved by the "vote of a majority of the outstanding voting securities" of the fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund or the Portfolio.

Standish Fixed Income Fund and Portfolio

      As a matter of fundamental policy, Fixed Income Portfolio (Fixed Income
Fund) may not:

1.    Invest, with respect to at least 75% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

                                     - 30 -

2.    Issue senior securities, borrow money or securities or pledge or mortgage its assets, except that the Portfolio (fund) may (a) borrow money from banks as a temporary measure for extraordinary or emergency purposes (but not for investment purposes) in an amount up to 15% of the current value of its total assets, (b) enter into forward roll transactions, and (c)
      pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding bank borrowings exceed 5% of the current value of its total assets.

3.    Lend portfolio securities except that the Portfolio (i) may lend portfolio securities in accordance with the Portfolio’s investment policies up to 33
      1/3% of the Portfolio’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and except that the fund may enter into repurchase agreements with respect to 5% of the value of its net assets.

4.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S.
      Government securities, including mortgage pass-through securities (GNMAs).

5.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio
      (fund) may be deemed to be an underwriter under the Securities Act of
      1933.

6.    Purchase real estate or real estate mortgage loans, although the Portfolio
      (fund) may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

7.    Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

8.    Purchase or sell commodities or commodity contracts except that the
      Portfolio (fund) may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

      The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(Fund) may not:

      a.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

      b.    Purchase securities of any other investment company except to the extent permitted by the 1940 Act.

      c.    Invest more than 15% of its net assets in illiquid securities.

      d.    Invest more than 5% of its net assets in repurchase agreements (this restriction is fundamental with respect to the fund, but not the
            Portfolio).

                                     - 31 -

      e.    Purchase additional securities if the Portfolio’s bank borrowings exceed 5% of its net assets. (This policy is fundamental with respect to the fund but not the Portfolio.)

      Notwithstanding any fundamental or non-fundamental policy, the fund may invest all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open end management investment company with substantially the same investment objective as the fund.

World High Yield Fund and Portfolio

      As a matter of fundamental policy, World High Yield Portfolio (World High
Yield Fund) may not:

1.    Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 2 below, making loans in accordance with paragraph 6 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio’s (fund’s)
      investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

2.    Borrow money, except in amounts not to exceed 33 1/3% of the value of the
      Portfolio’s (fund’s) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets,
      (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

3.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio
      (fund) may be deemed to be an underwriter under the Securities Act of
      1933.

4.    Purchase or sell real estate except that the Portfolio (fund) may (i)
      acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv)
      purchase and sell mortgage-related securities, and (v) hold and sell real estate acquired by the Portfolio (fund) as a result of the ownership of securities.

5.    Purchase or sell commodities or commodity contracts, except the Portfolio
      (fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio’s (fund’s)
      investment policies.

6.    Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio’s (fund’s) investment policies up to 33 1/3% of the Portfolio’s (fund’s) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances,

                                     - 32 -

      debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7.    With respect to 75% of its total assets, purchase securities of an issuer
      (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio’s (fund’s) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

8.    Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). For the purposes of this restriction, state and municipal governments and their agencies, authorities and
      instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the
      U.S. Government or any of its agencies or instrumentalities.

      The following restrictions are not fundamental policies and may be changed by the trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(fund) may not:

      a.    Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

      b.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

      c.    Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

      d.    Invest more than 15% of its net assets in securities which are illiquid.

      e.    Purchase additional securities if the Portfolio’s (fund’s)
            borrowings exceed 5% of its net assets.

      Notwithstanding any fundamental or non-fundamental policy, the fund may invest all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open end investment company with substantially the same investment objective as the fund.

Short-Term Asset Reserve Fund and Portfolio

      As a matter of fundamental policy, Short-Term Asset Reserve Portfolio
(Short-Term Asset Reserve Fund) may not:

                                     - 33 -

      1.    Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 2 below, making loans in accordance with paragraph 6 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio’s (fund’s) investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

      2.    Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Portfolio’s (fund’s) total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv)
            the Portfolio (fund) may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Portfolio’s
            (fund’s) investment policies, shall not constitute borrowing.

      3.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the
            Securities Act of 1933.

      4.    Purchase or sell real estate except that the Portfolio (fund) may
            (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, and (v) hold and sell real estate acquired by the
            Portfolio (fund) as a result of the ownership of securities.

      5.    Purchase or sell commodities or commodity contracts, except the
            Portfolio (fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio’s (fund’s) investment policies.

      6.    Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio’s (fund’s) investment policies up to 33 1/3% of the Portfolio’s (fund’s) total assets taken at market value, (2) enter into repurchase agreements, and (3)
            purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, banker’s acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

      7.    With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies,
            instrumentalities or authorities or repurchase agreements
            collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the
            Portfolio’s (fund’s) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

      8.    Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

                                     - 34 -

      The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(fund) may not:

      a.    Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

      b.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

      c.    Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

      d.    Invest more than 15% of its net assets in securities which are illiquid.

      e.    Purchase additional securities if the Portfolio’s (fund’s)
            borrowings exceed 5% of its net assets. Notwithstanding any fundamental or non-fundamental policy, the fund may invest all of its assets (other than assets which are not "investment securities"
            (as defined in the 1940 Act) or are excepted by the SEC) in an open-end investment company with substantially the same investment objective as the fund.

      For the purposes of fundamental restriction 8, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and
wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Fundamental restriction 8 does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities. For purposes of fundamental restriction 8, the industry classification of an asset-backed security is determined by its underlying assets. For example, certificates for automobile receivables and certificates for amortizing revolving debts constitute two different industries.

Controlled Maturity Fund

      As a matter of fundamental policy, Controlled Maturity Fund may not:

1.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S.
      Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2.    Issue senior securities, except as permitted by paragraphs 3, 7 and 8 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund’s investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3.    Borrow money, except (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund’s total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of fund shares or to

                                     - 35 -

      finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, and (iv) the fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

5.    Purchase or sell real estate except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6.    Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7.    Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund’s investment policies.

8.    Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund’s investment policies up to 33 1/3% of the fund’s total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’
      acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

      The following restrictions are not fundamental policies and may be changed by the trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The fund may not:

      a.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

      b.    Purchase securities of any other investment company except to the extent permitted by the 1940 Act.

      c.    Invest more than 15% of its net assets in securities which are illiquid.

      d.    Purchase additional securities if the fund’s borrowings exceed 5% of its net assets.

      If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio’s or a fund’s assets will not constitute a violation of the restriction.

                                     - 36 -

                         CALCULATION OF PERFORMANCE DATA

      As indicated in the Prospectus, each fund may, from time to time, advertise certain total return and yield information. The average annual total return of a fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the funds’ average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of
$1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

      The funds’ yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the funds, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

                         Yield = 2 ([(a-b/cd)+1]^6 - 1)
      Where:

      A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends; D=the maximum offering price per share (net asset value) on the last day of the period.

      The funds may also quote non-standardized yield, such as yield-to-maturity
("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the funds account for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period.

      In addition, each fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or
(ii) not to amortize the discount or premium remaining on a security.

      The funds’ average annual total return for the one-, five- and ten-year
(or life-of-fund, if shorter) periods ended December 31, 1999 and average annualized yield for the 30-day period ended December 31, 1999 were as follows:

                           Average Annual Total Return

Fund                             1-Year       5-Year      10-Year      Yield
----                             ------       ------      -------      -----
Fixed Income Fund                (0.70)%      7.44%        7.92%       7.75%
World High Yield Fund             2.20%        N/A(1)        N/A      11.06%
Controlled Maturity Fund          3.67%        N/A(2)        N/A       6.60%
Short-Term Asset Reserve Fund     4.61%       5.95%        5.97%       6.38%

                                     - 37 -

----------
(1)   World High Yield Fund commenced operations on June 2, 1997.
(2)   Controlled Maturity Fund commenced operations on July 3, 1995.

      These performance quotations should not be considered as representative of any fund’s performance for any specified period in the future.

      In addition to average annual return quotations, the funds may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis as follows:

Fixed Income Fund

         Quarter/Year                Net              Gross
        ----------------------------------------------------------

         1988                        8.53%             9.09%
         1Q89                        1.23              1.37
         2Q89                        7.57              7.70
         3Q89                        1.13              1.26
         4Q89                        3.30              3.42
         1989                       13.76             14.33
         1Q90                       (0.50)            (0.38)
         2Q90                        3.69              3.84
         3Q90                        0.89              1.00
         4Q90                        4.95              5.06
         1990                        9.23              9.77
         1Q91                        3.16              3.28
         2Q91                        1.71              1.84
         3Q91                        6.19              6.29
         4Q91                        5.58              5.68
         1991                       17.65             18.15
         1Q92                       (0.95)            (0.84)
         2Q92                        4.95              5.40
         3Q92                        3.43              3.53
         4Q92                       (0.58)            (0.47)
         1992                        6.88              7.33
         1Q93                        5.88              5.98
         2Q93                        3.42              3.52
         3Q93                        3.42              3.52
         4Q93                        1.23              1.33
         1993                       14.64             15.08
         1Q94                       (3.99)            (3.90)
         2Q94                       (1.88)            (1.78)
         3Q94                        0.67              0.77
         4Q94                        0.32              0.42
         1994                       (4.86)            (4.48)
         1Q95                        4.39              4.48
         2Q95                        5.91              6.01
         3Q95                        2.46              2.56
         4Q95                        4.64              4.73
         1995                       18.54             18.90
         1Q96                       (1.58)            (1.49)

                                     - 38 -

         2Q96                        0.84              0.93
         3Q96                        2.58              2.67
         4Q96                        3.60              3.70
         1996                        5.48              5.86
         1Q97                       (0.16)            (0.07)
         2Q97                        3.76              3.85
         3Q97                        3.44              3.53
         4Q97                        2.23              2.33
         1997                        9.54              9.95
         1Q98                        1.68              1.78
         2Q98                        2.10              2.19
         3Q98                        1.54              1.63
         4Q98                       (0.15)            (0.06)
         1998                        5.25              5.63
         1Q99                        0.30              0.39
         2Q99                       (0.58)            (0.49)
         3Q99                       (0.21)            (0.12)
         4Q99                       (0.22)            (0.13)
         1999                       (0.70)            (0.35)

World High Yield Fund

         Quarter/Year                Net              Gross
        ----------------------------------------------------------

         3Q97                        6.05%             6.05%
         4Q97                        0.14              0.14
         1997                        6.20              6.20
         1Q98                        3.76              3.76
         2Q98                       (0.38)            (0.38)
         3Q98                       (6.60)            (6.60)
         4Q98                        4.48              4.48
         1998                        0.86              0.86
         1Q99                        1.27              1.27
         2Q99                        1.07              1.07
         3Q99                       (2.60)            (2.60)
         4Q99                        2.52              2.52
         1999                        2.20              2.20

Short-Term Asset Reserve Fund

         Quarter/Year                Net              Gross
        ----------------------------------------------------------

         1Q89                        1.58%             1.70%
         2Q89                        3.52              3.64
         3Q89                        1.71              1.82
         4Q89                        2.38              2.51
         1989                        9.50             10.01
         1Q90                        1.34              1.45
         2Q90                        2.56              2.69
         3Q90                        2.17              2.27
         4Q90                        2.62              2.73

                                     - 39 -

         1990                        8.97              9.45
         1Q91                        2.10              2.20
         2Q91                        1.97              2.07
         3Q91                        2.62              2.71
         4Q91                        2.39              2.47
         1991                        9.41              9.79
         1Q92                        0.84              0.91
         2Q92                        2.08              2.17
         3Q92                        1.18              1.28
         4Q92                        0.17              0.27
         1992                        4.33              4.70
         1Q93                        1.90              1.98
         2Q93                        1.10              1.19
         3Q93                        1.20              1.28
         4Q93                        0.78              0.86
         1993                        5.08              5.41
         1Q94                        0.06              0.14
         2Q94                        0.06              0.14
         3Q94                        1.31              1.39
         4Q94                        0.83              0.91
         1994                        2.27              2.60
         1Q95                        2.08              2.16
         2Q95                        2.14              2.22
         3Q95                        1.55              1.62
         4Q95                        1.89              1.97
         1995                        7.85              8.20
         1Q96                        1.08              1.17
         2Q96                        1.31              1.40
         3Q96                        1.51              1.60
         4Q96                        1.60              1.69
         1996                        5.62              5.99
         1Q97                        0.98              1.07
         2Q97                        1.80              1.89
         3Q97                        1.69              1.78
         4Q97                        1.33              1.45
         1997                        5.94              6.34
         1Q98                        1.53              1.62
         2Q98                        1.39              1.49
         3Q98                        1.81              1.90
         4Q98                        0.90              0.98
         1998                        5.75              6.12
         1Q99                        1.32              1.41
         2Q99                        0.95              1.04
         3Q99                        1.03              1.12
         4Q99                        1.24              1.33
         1999                        4.61              4.99

                                     - 40 -

Controlled Maturity Fund

         Quarter/Year                Net              Gross
        ----------------------------------------------------------

         3Q95                        1.55%             1.64%
         4Q95                        2.61              2.70
         1995                        4.20              4.38
         1Q96                        0.25              0.35
         2Q96                        1.05              1.14
         3Q96                        1.71              1.80
         4Q96                        2.03              2.12
         1996                        5.13              5.51
         1Q97                        0.65              0.74
         2Q97                        2.22              2.31
         3Q97                        2.10              2.20
         4Q97                        1.53              1.61
         1997                        6.66              7.03
         1Q98                        1.41              1.49
         2Q98                        1.66              1.73
         3Q98                        2.30              2.38
         4Q98                        0.13              0.20
         1998                        5.58              5.90
         1Q99                        1.26              1.34
         2Q99                        0.66              0.73
         3Q99                        0.86              0.95
         4Q99                        0.79              0.87
         1999                        3.67              4.00

      These performance quotations should not be considered as representative of a fund’s performance for any specified period in the future. Each fund’s performance may be compared in sales literature and advertisements to the performance of other mutual funds and separately managed discretionary accounts
(including private investment companies) having similar objectives or to standardized indices or other measures of investment performance. In particular,
Fixed Income Portfolio and Fixed Income Fund may compare their performance to the Lehman Government/Corporate Index, which is generally considered to be representative of the performance of all domestic, dollar denominated, fixed rate, investment grade bonds, and the Lehman Brothers Aggregate Index which is composed of securities from the Lehman Brothers Government/Corporate Bond Index,
Mortgage Backed Securities Index and Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds. World High Yield Portfolio and World High
Yield Fund may also compare their performance to the Lehman Brothers High Yield
Index which covers the universe of fixed rate, non-investment grade debt. All bonds included in the index must be U.S. dollar-denominated and non-convertible.
Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Yankee and global bonds (SEC registered) of issuers in countries with developed markets are included. Short-Term Asset
Reserve Portfolio and Short-Term Asset Reserve Fund may compare their performance to The IBC/Donoghue Money Market Average/All Taxable Index, which is generally considered to be representative of the performance of domestic, taxable money market funds. However, the average maturity of Short-Term Asset
Reserve Portfolio is longer than that of a money market fund `s portfolio and, unlike a money market fund, the net asset value of Short-Term Asset Reserve
Fund’s shares may fluctuate. Controlled Maturity Fund may compare its performance to the Merrill Lynch 1-3 Year U.S. Treasury Index, the Merrill Lynch
1-5 Year U.S. Treasury Index and the Merrill Lynch 1 Year Treasury Bill Index.
Comparative performance may also be expressed by reference

                                     - 41 -

to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare a fund’s past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers of the Trust and Portfolio Trust

      The Board of Trustees has established the investment objective and policies which govern each fund’s and each Portfolio’s operation. The Board has appointed officers of the Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. The trustees of the Portfolio Trust are identical to the trustees of the Trust. All executive officers of the Trust and the Portfolio
Trust are affiliates of Standish, Ayer & Wood, Inc.

                                                                                         Principal Occupation
      Name, Address and Date of Birth           Position Held With Trust                  During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
*D. Barr Clayson, 7/29/35                      Trustee and Vice President                 Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                      Standish, Ayer & Wood, Inc.;
One Financial Center                                                                Chairman and Director, Standish
Boston, MA  02111                                                                International Management Company, LLC

Samuel C. Fleming, 9/30/40                               Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                                         and Chief Executive Officer,
1100 Winter Street                                                                     Decision Resources, Inc.;
Waltham, MA  02451                                                              Trustee, Cornell University; Director,
                                                                                            CareGroup Inc.

Benjamin M. Friedman, 8/5/44                             Trustee                         William Joseph Maier,
c/o Harvard University                                                              Professor of Political Economy,
Cambridge, MA  02138                                                                      Harvard University

John H. Hewitt, 4/11/35                                  Trustee               Trustee, The Peabody Foundation; Trustee,
P.O. Box 233                                                                              Mertens House, Inc.
New London, NH  03257

*Edward H. Ladd, 1/3/38                        Trustee and Vice President              Chairman of the Board and
c/o Standish, Ayer & Wood, Inc.                                                Managing Director, Standish, Ayer & Wood,
One Financial Center                                                                             Inc.;
Boston, MA  02111                                                                 Director of Standish International
                                                                                        Management Company, LLC

                                     - 42 -

                                                                                         Principal Occupation
      Name, Address and Date of Birth           Position Held With Trust                  During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Caleb Loring III, 11/14/43                               Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                                        (family investment trust office);
400 Essex Street                                                                  Director, Holyoke Mutual Insurance
Beverly, MA  01915                                                                 Company; Director, Carter Family
                                                                               Corporation; Board Member, Gordon-Conwell
                                                                                 Theological Seminary; Chairman of the
                                                                               Advisory Board, Salvation Army; Chairman,
                                                                                          Vision New England

*Richard S. Wood, 5/21/54                         President and Trustee        Managing Director, Standish, Ayer & Wood,
c/o Standish, Ayer & Wood, Inc.                                                                  Inc.;
One Financial Center                                                            Executive Vice President and Director,
Boston, MA  02111                                                             Standish International Management Company,
                                                                                                  LLC

James E. Hollis III, 11/21/48                   Executive Vice President         Director, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Anne P. Herrmann, 1/26/56                     Vice President and Secretary           Assistant Vice President and
c/o Standish, Ayer & Wood, Inc.                                                   Senior Fund Administration Manager,
One Financial Center                                                                  Standish, Ayer & Wood, Inc.
Boston, MA  02111

Paul G. Martins, 3/10/56                      Vice President and Treasurer     Vice President of Finance, Standish, Ayer
c/o Standish, Ayer & Wood, Inc.                                                & Wood, Inc. since October 1996; formerly
One Financial Center                                                          Senior Vice President, Treasurer and Chief
Boston, MA  02111                                                               Financial Officer of Liberty Financial
                                                                                              Bank Group

Beverly E. Banfield, 7/6/56                          Vice President           Associate Director and Compliance Officer,
c/o Standish, Ayer & Wood, Inc.                                                       Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Denise B. Kneeland, 8/19/51                          Vice President            Vice President and Manager, Mutual Funds
c/o Standish, Ayer & Wood, Inc.                                                               Operations,
One Financial Center                                                                  Standish, Ayer & Wood, Inc.
Boston, MA  02111

Tami M. Pester, 10/29/67                             Vice President               Assistant Vice President, Assistant
c/o Standish, Ayer & Wood, Inc.                                               Compliance Manager and Compliance Officer,
One Financial Center                                                            Standish, Ayer & Wood, Inc. since 1998;
Boston, MA  02111                                                               Compliance Officer, State Street Global
                                                                                               Advisors

                                     - 43 -

                                                                                         Principal Occupation
      Name, Address and Date of Birth           Position Held With Trust                  During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Rosalind J. Lillo, 2/6/38                            Vice President                   Broker/Dealer Administrator
c/o Standish, Ayer & Wood, Inc.                                                Standish, Ayer & Wood, Inc. since October
One Financial Center                                                           1995; formerly Compliance Administrator,
Boston, MA  02111                                                                    New England Securities Corp.

Deborah Rafferty-Maple, 1/4/69                       Vice President               Assistant Vice President, Financial
c/o Standish, Ayer & Wood, Inc.                                               Planner and Registered Investment Networks
One Financial Center                                                           Marketing Manager, Standish, Ayer & Wood,
Boston, MA  02111                                                                                Inc.

Lisa Kane, 6/25/70                                   Vice President                  Client Service Professional,
c/o Standish, Ayer & Wood, Inc.                                                       Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Steven M. Anderson, 7/14/65                          Vice President                    Mutual Funds Controller,
c/o Standish, Ayer & Wood, Inc.                                               Standish, Ayer & Wood, Inc. since April 1,
One Financial Center                                                           1998; formerly Independent Consultant for
Boston, MA  02111                                                                   Banking and Financial Services

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers

      Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish or to the Trust’s and Portfolio Trust’s officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds’ shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 1999, except that certain trustees and officers who are directors and shareholders of Standish, may from time to time, purchase additional shares of common stock of Standish.

      The following table sets forth all compensation paid to the Trust’s and the Portfolio Trust’s trustees as of the funds’ fiscal years ended December 31,
1999:

                      Aggregate Compensation from the Funds

                                                                                Pension or
                                        World                   Short-Term      Retirement        Total Compensation
                             Fixed      High       Controlled     Asset      Benefits Accrued       from Funds and
                            Income      Yield       Maturity     Reserve     as Part of Funds’      Portfolio & Other
Name of Trustee              Fund**     Fund**        Fund        Fund**         Expense           Funds in Complex*
------------------------------------------------------------------------------------------------------------------------
D. Barr Clayson                $0         $0           $0           $0              $0                    $0
Samuel C. Fleming           $13,221     $2,080       $1,056       $4,321            $0                  $57,000
Benjam M. Friedman          $13,221     $2,080       $1,056       $4,321            $0                  $57,000
John H. Hewitt              $15,819     $2,109       $1,075       $4,526            $0                  $62,000

                                     - 44 -

Edward H. Ladd                 $0         $0           $0           $0              $0                    $0
Caleb Loring, III           $13,221     $2,080       $1,056       $4,321            $0                  $57,000
Richard S. Wood                $0         $0           0            $0              $0                    $0

* As of the date of this Statement of Additional Information there were 24 funds in the fund complex.

** The fund bears its pro rata allocation of trustees’ fees paid by its corresponding Portfolio to the trustees of the Portfolio Trust.

Certain Shareholders

      At April 14, 2000, trustees and officers of the Trust and the Portfolio
Trust as a group beneficially owned (i.e., had voting and/or investment power)
less than 1% of the then outstanding shares of each fund. Also at that date, no person owned beneficially or of record 5% or more of the then outstanding shares of any fund except:

World High Yield Fund

                                                             Percentage of
Name and Address                                             Outstanding Shares
-------------------------------------------------------------------------------
Factory Mutual Insurance Co.                                 57.07%*
225 Wyman Street
P.O. Box 9198
Waltham, MA  02454

Wellesley College - SDI                                      19.63%
Wellesley, MA  02181

Davis Family Foundation                                      8.57%
Saturn & Co.
P.O. Box 1537
Boston, MA  02205

Allendale Insurance Co.                                      5.73%
FM Global Pension Plan
225 Wyman Street
P.O. Box 9198
Waltham, MA  02454

                                     - 45 -

Short-Term Asset Reserve Fund

                                                             Percentage of
Name and Address                                             Outstanding Shares
-------------------------------------------------------------------------------
Northern Trust Co. FBO                                       25.43%*
BayCare Health System
P.O. Box 92956
Chicago, IL  60675

Virginia Portfolio                                           10.79%
Peregrin Financial
84 State Street
Boston, MA  02109

Shands Teaching Hospital & Clinics, Inc.                     7.99%
Bankers Trust Trustee
P.O. Box 100336
Gainsville, FL  32610

Harcourt General, Inc.                                       5.79%
27 Boylston Street
Chestnut Hill, MA  02167

The Controlled Maturity Fund

                                                             Percentage of
Name and Address                                             Outstanding Shares
-------------------------------------------------------------------------------
Harcourt General, Inc.                                       32.81%*
27 Boylston Street
Chestnut Hill, MA  02167

National Financial Service FBO Customers                     23.80%
One World Financial Center
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc. - Special Account                 13.90%
FBO Customers
101 Montgomery Street
San Francisco, CA  94104

San Francisco Opera Association                              9.83%
301 Van Ness Avenue
San Francisco, CA  94102

Essex County Gas Company                                     9.40%
7 North Hunt Road
P.O. Box 500
Amesbury, MA  01913

      *Because the shareholder beneficially owned more than 25% of the then outstanding shares of the indicated Fund, the shareholder was considered to control such fund. As a controlling person, the

                                     - 46 -

shareholder may be able to determine whether a proposal submitted to the shareholders of such fund will be approved or disapproved.

Investment Adviser

      Standish serves as the adviser to Fixed Income Portfolio, Short-Term Asset
Reserve Portfolio and Controlled Maturity Fund pursuant to written investment advisory agreements. Standish is a Massachusetts corporation organized in 1933 and is registered under the Investment advisers Act of 1940. SIMCO serves as investment adviser to World High Yield Portfolio pursuant to an investment advisory agreement. SIMCO was organized as a Delaware limited partnership in
1991 and converted to a Delaware limited liability company in 1999. SIMCO, a registered investment adviser under the Investment Advisers Act of 1940, is a wholly owned subsidiary of Standish.

      The following, constituting all of the Directors and all of the shareholders of Standish, are Standish controlling persons: Caleb F. Aldrich,
Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, D. Barr Clayson,
Lavina B. Chase, W. Charles Cook, Joseph M. Corrado, Richard C. Doll, Dolores S.
Driscoll, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H.
Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Catherine A.
Powers, Howard B. Rubin, Austin C. Smith, Thomas P. Sorbo, David C. Stuehr,
Ralph S. Tate, Michael W. Thompson and Richard S. Wood.

      Subject to the supervision and direction of the trustees of the Trust and
Portfolio Trust, the adviser recommends investment decisions, places orders to purchase and sell securities and permits the Portfolios and Controlled Maturity
Fund to use the name "Standish." In addition to those services, the adviser provides the funds (but not the Portfolios) with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreements, the adviser is paid a fee based upon a percentage of the applicable fund’s or
Portfolio’s average daily net asset value computed as set forth below. The advisory fees are payable monthly.

                                             Contractual Advisory Fee Rate (as a
      Fund                                   percentage of average daily net assets)
      --------------------------------------------------------------------------------------
      Fixed Income Portfolio                 0.40% of the first $250 million
                                             0.35% of the next $250 million
                                             0.30% of over $500 million
      World High Yield Portfolio             0.50%
      Controlled Maturity Fund               0.35%
      Short-Term Asset Reserve Portfolio     0.25%

      During the last three fiscal years ended December 31, the funds and the
Portfolios paid advisory fees in the following amounts:

Fund                                        1997         1998          1999
----                                        ----         ----          ----

Fixed Income Fund                           N/A(1)        N/A           N/A
Fixed Income Portfolio                   $9,043,263   $10,702,756   10,049,882
World High Yield Fund                       N/A           N/A           N/A
World High Yield Portfolio                45,7422      214,014(2)    170,359(2)
Controlled Maturity Fund                  43,4783       74,568(3)     70,908(3)

                                     - 47 -

Short-Term Asset Reserve Fund              582,254       N/A(4)         N/A
Short-Term Asset Reserve Portfolio          N/A(4)      709,540       662,590

(1)   Fixed Income Fund was converted to the master/feeder fund structure on May
      3, 1996 and does not pay directly advisory fees after that date. The fund bears its pro rata allocation of the Portfolio’s expenses, including advisory fees. Fixed Income Portfolio commenced operations on May 3, 1996.

(2)   World High Yield Portfolio commenced operations on June 2, 1997. The adviser voluntarily agreed not to impose its advisory fee the period June
      2, 1997 to December 31, 1997 and for the fiscal year ended December 31,
      1998 and 1999 in the amounts of $45,742, $214,014 and $170,359, respectively.

(3)   The adviser voluntarily agreed not to impose its advisory fee for the fiscal years ended December 31, 1997, 1998 and 1999, which would otherwise have been $43,478, $74,568 and $70,908, respectively.

(4)   Short-Term Asset Reserve Fund was converted to the master/feeder structure on January 2, 1998, and does not pay directly advisory fees after that date. The fund bears its pro rata portion of the Portfolio’s expenses, including advisory fees. The Short-Term Asset Reserve Portfolio commenced operation on January 2, 1998.

      Pursuant to the investment advisory agreements, each fund and each
Portfolio bears expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the funds and the Portfolios will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses;
expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and trustees’ fees and expenses.

      Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year but only so long as each such continuance is approved annually (i) by either the trustees of the Trust or the Portfolio Trust (as applicable) or by the "vote of a majority of the outstanding voting securities" of the applicable fund or Portfolio, and, in either event (ii) by vote of a majority of the trustees of the Trust or the
Portfolio Trust (as applicable) who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the trustees of the Trust or the
Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the applicable fund or the Portfolio or by the adviser, on sixty days’ written notice to the other parties. The investment advisory agreements terminate in the event of their assignment as defined in the 1940 Act.

      In an attempt to avoid any potential conflict with portfolio transactions for the fund, the Trust, the adviser and the Principal Underwriter have each adopted a Code of Ethics which are designed to maintain a high standard of personal conduct by directing that all personnel place the interests of the fund and its shareholders ahead of their own when effecting personal securities transactions. While the codes do permit personnel to invest in securities for their own accounts, the codes impose extensive restrictions on personal securities trading including the pre-clearance of all personal securities transactions and a prohibition of purchasing during initial public offerings of securities. Each code is on public file with, and is available from, the SEC.

Administrator

      Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston
Massachusetts 02116, serves as the administrator to the Portfolios and Standish serves as the administrator to the feeder funds

                                     - 48 -

pursuant to written administration agreements with the Trust on behalf of these funds. As administrators, IBT and Standish manage the affairs of their respective Portfolios or funds, provide all necessary office space and services of executive personnel for administering the affairs of the funds, and, in the case of Standish, allows the feeder funds to use the name "Standish." For these services, IBT currently receives a fee from the funds based on a percentage of the fund’s net assets according to the following formula: 0.0105% of net assets up to the first $1 billion, 0.0034% of net assets for the next $500 million and
0.0017% of net assets in excess of $1.5 billion. IBT also receives an aggregate fee of $12,625 per month from all of the Portfolios in the Portfolio Trust and all of the non-feeder funds in the Trust. This fee is allocated among each
Portfolio and non-feeder fund based upon the relative asset sizes of the
Portfolios and non-feeder funds. IBT receives an aggregate fee of $2,500 per month from all of the feeder funds in the Trust. This fee is allocated among each feeder fund based upon the relative asset sizes. Standish currently does not receive any additional compensation for its services as administrator. The trustees of the Trust may, however, determine in the future to compensate
Standish for its administrative services. Each of the administration agreements can be terminated by either party on not more than sixty days’ written notice.

Distributor of the Funds

      Standish Fund Distributors, L.P. (the "Principal Underwriter"), an
affiliate of the adviser, serves as the Trust’s exclusive principal underwriter and holds itself available to receive purchase orders for the fund’s shares. In that capacity, Standish Fund Distributors has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each fund’s shares in accordance with the terms of the Underwriting Agreement between the
Trust and the Standish Fund Distributors. Pursuant to the Underwriting
Agreement, the Standish Fund Distributors has agreed to use its best efforts to obtain orders for the continuous offering of fund’s shares. The Standish Fund
Distributors receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund’s outstanding shares or by the trustees of the Trust or (ii) by a vote of a majority of the trustees of the Trust who are not "interested persons"
(as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The
Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the trustees of the Trust, a vote of a majority of the trustees who are not "interested persons" of the Trust, or, with respect to a fund, by a vote of the holders of a majority of the applicable fund’s outstanding shares, in any case without payment of any penalty on not more than
60 days’ written notice to the other party. The offices of the Standish Fund
Distributors are located at One Financial Center, 26th Floor, Boston,
Massachusetts 02111.

                        PURCHASE AND REDEMPTION OF SHARES

      Detailed information on purchase and redemption of shares is included in the prospectus.

      In addition to Standish Fund Distributors and other agents of the Trust, each fund has authorized one or more brokers and dealers to accept on its behalf orders for the purchase and redemption of fund shares. Under certain conditions, such authorized brokers and dealers may designate other intermediaries to accept orders for the purchase and redemption of fund shares. In accordance with a position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders are considered to have been received by a fund when accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee. Also in accordance with the position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders will receive

                                     - 49 -

the appropriate fund’s net asset value per share next computed after the purchase or redemption order is accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee.

      The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission may permit for the protection of shareholders of the funds.

      The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities distributed upon redemption of fund shares will be valued at their then current market value. The
Trust, on behalf of each of its series, has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund’s obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund’s net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

      The adviser is responsible for placing each fund’s portfolio transactions and will do so in a manner deemed fair and reasonable to the funds and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the respective fund. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the funds effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the funds generating the soft dollar credits. The investment advisory fees paid by the funds under the investment advisory agreements will not be reduced as a result of the adviser’s receipt of research services.

      The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a fund or a Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the funds. In making such

                                     - 50 -

allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for a fund may be aggregated with those to be sold or purchased for other investment clients of the adviser and the adviser’s personnel in order to obtain best execution.

      Because most of the funds’ securities transactions are effected on a principal basis involving a "spread" or "dealer mark-up," the funds have not paid any brokerage commissions during the past three years.

                        DETERMINATION OF NET ASSET VALUE

      Each fund’s net asset value is calculated each business day on which the
New York Stock Exchange is open. Currently, the New York Stock Exchange is not open on weekends, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. The net asset value of a fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New
York City time). If the New York Stock Exchange closes early, the calculation of net asset value will be accelerated to the actual closing time. Net asset value is computed by dividing the value of all securities and other assets of the fund
(substantially all of which, in the case of Fixed Income Fund, World High Yield
Fund and Short-Term Asset Reserve Fund, will be represented by the fund’s interest in its corresponding Portfolio) less all liabilities by the number of fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

      The value of a Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of Fixed Income Fund, World High Yield Fund and Short-Term Asset Reserve
Fund is determined. Each investor in a Portfolio may add to or reduce its investment in the Portfolio on each Business Day. As of the close of regular trading on the New York Stock Exchange on each Business Day, the value of each investor’s interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in a Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the close of regular trading on the New York Stock Exchange on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on the New York Stock Exchange on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio.
The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio as of the close of regular trading on the
New York Stock Exchange on the following Business Day.

      Portfolio securities are valued at the last sales prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price.
Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the trustees.

                                     - 51 -

      Portfolio securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by the adviser in accordance with procedures approved by the trustees, which may include the use of yield equivalents or matrix pricing.

      Money market instruments with less than sixty days remaining to maturity when acquired by a fund or a Portfolio are valued on an amortized cost basis. If the fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the
New York Stock Exchange. If a security’s primary exchange is outside the U.S., the value of such security used in computing the net asset value of a fund’s shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock
Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the New York Stock Exchange and will therefore not be reflected in the computation of the funds’ net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the trustees of the Trust or the Portfolio Trust.

      With respect to Short-Term Asset Reserve Portfolio, the Board of Trustees
of the Trust has approved determining the current market value of securities with one year or less remaining to maturity on a spread basis which will be employed in conjunction with the periodic use of market quotations. Under the spread process, the adviser determines in good faith the current market value of these portfolio securities by comparing their quality, maturity and liquidity characteristics to those of United States Treasury bills.

                           THE FUNDS AND THEIR SHARES

      Each fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and
Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each fund. Each share of a fund represents an equal proportionate interest in the respective fund with each other share and is entitled to such dividends and distributions as are declared by the trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.

      Pursuant to the Declaration, the trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The trustees have established other series of the Trust. Pursuant to the
Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this SAI, the trustees do not have any plan to establish multiple classes of shares for the funds. Pursuant to the
Declaration of Trust and subject to shareholder approval (if then required by applicable law), the trustees may authorize each fund to invest all of its investable assets in a single

                                     - 52 -

open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund. As of the date of this SAI,
Fixed Income Fund, World High Yield Fund and Short-Term Asset Reserve Fund
invest all of their investible assets in other open-end investment companies.

      All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

      Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the
Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the
Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

      Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to a Portfolio, the Trust will hold a meeting of the associated fund’s shareholders and will cast its vote proportionately as instructed by the fund’s shareholders. Fund shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing fund shareholders not voting will be voted by the trustees of the Trust in the same proportion as the fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, a fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the fund, would not require the vote of the shareholders of the fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the fund. Any proposal submitted to holders in a Portfolio, and that is not required to be voted on by shareholders of the associated fund, would nonetheless be voted on by the trustees of the Trust.

                       THE PORTFOLIOS AND THEIR INVESTORS

      Each Portfolio is a series of Standish, Ayer & Wood Master Portfolio, a trust which, like the Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Portfolio
Trust was organized as a master trust fund under the laws of the State of New
York on January 18, 1996.

      Interests in a Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. A
Portfolio normally will not hold meetings of holders of such interests except as required under the 1940 Act. A Portfolio would be required to hold a meeting of holders in the event that at any time less than a majority of its trustees holding office had been elected by holders. The trustees of the Portfolios continue to hold office until their successors are elected and have qualified.
Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in the Portfolio for the purpose of removing any trustee. A trustee of the Portfolio may be

                                     - 53 -

removed upon a majority vote of the interests held by holders in the Portfolio qualified to vote in the election. The 1940 Act requires a Portfolio to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the
Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                    TAXATION

      Each series of the Trust, including each fund, is treated as a separate entity for U.S. federal income tax purposes. Each fund presently has elected to be treated, has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, each fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

      In order to qualify as a regulated investment company under Subchapter M, each fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% Income Test") and satisfy certain annual distribution and quarterly diversification requirements.

      Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to U.S. federal income taxation.
Instead, the corresponding fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio’s income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because Fixed Income
Fund, World High Yield Fund and Short-Term Asset Reserve Fund invest their assets in Fixed Income Portfolio, World High Yield Portfolio and Short-Term
Asset Reserve Portfolio, respectively, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the corresponding fund to satisfy them. Each Portfolio will allocate at least annually among its investors, including the corresponding fund, each investor’s distributive share of that Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.
Each Portfolio will make allocations to the corresponding fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the corresponding fund to satisfy the tax distribution requirements that apply to it in order for the fund to avoid U.S. federal income and/or excise tax. For purposes of applying the requirements of the Code regarding qualification as a RIC, Fixed Income Fund, World High Yield Fund and Short-Term
Asset Reserve Fund each will be deemed (i) to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) to be entitled to the gross income of the corresponding Portfolio attributable to such share.

      Each fund will be subject to a 4% non deductible federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements in a timely manner. Certain distributions made in order to satisfy the Code’s distribution requirements may be declared by the funds as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated for federal income tax purposes as received by shareholders as if received on December 31

                                     - 54 -

of the year in which the distributions are declared, rather than the year in which the distributions are received.

      For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares in a fund.
Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are treated as long-term capital gain for federal income tax purposes without regard to the length of time shares of the fund have been held.

      If, as anticipated, each fund continues to qualify as regulated investment companies under the Code, each fund will not be required to pay any
Massachusetts income, corporate excise or franchise taxes.

      Each fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, a fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund. Fixed Income Fund has accumulated capital loss carryforwards in the amount of $75,043,000 which expires on December 31, 2007.
Short-Term Asset Reserve Fund has accumulated capital loss carryforwards in the amounts of $3,071,161, $1,512,610, $5,263,400, $568,968, $277,757, $381,998,
$80,787 and $848,377 which expire on December 31 of 2001, 2002, 2003, 2004,
2005, 2006 and 2007, respectively. Controlled Maturity Fund has accumulated capital loss carryforwards in the amounts of $5,003, $88,743 and $236,142 which expire on December 31 of 2004, 2005, and 2007, respectively. World High Yield
Fund has accumulated capital loss carryforwards in the amount of $1,365,591 and
$1,721,238 which expires on December 31, 2006 and 2007, respectively.

      If a fund or Portfolio invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, other securities with original issue discount (or with market discount if a fund elects to include market discount in income currently), the fund or the Portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the corresponding
Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund or
Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the distribution requirements.

      Certain options, futures contracts or currency forward transactions entered into by a fund or Portfolio may cause the fund or Portfolio to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a fund or realized by a Portfolio and allocable to the corresponding fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described below, and may accordingly produce ordinary income or loss.
Additionally, a fund or Portfolio may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other Strategic
Transaction that is not subject to the mark to market rules is treated as a
"constructive sale" of an "appreciated financial position" held by the fund or
Portfolio under Section 1259 of the Code. Any net

                                     - 55 -

mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a fund’s or portfolio’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Portfolio or fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s distributions to shareholders. Each fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to certain structured or hybrid securities, dollar rolls, currency swaps, and interest rate swaps, caps, floors and collars are unclear in certain respects, and a fund or Portfolio will limit its transactions in these instruments so that each can account for these instruments in a manner that is intended to allow the funds to continue to qualify as regulated investment companies. Due to possible unfavorable consequences under present tax law, each fund and Portfolio does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the funds may acquire "regular" interests in
REMICs.

      Foreign exchange gains and losses realized by Fixed Income Portfolio and
World High Yield Portfolio in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section
988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. Under future regulations, any such transactions that are not directly related to a fund’s or Portfolio’s investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the funds or their shareholders in future years.

      In some countries, restrictions on repatriation may make it difficult or impossible for a fund or Portfolio to obtain cash corresponding to its earnings from such countries, which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

      Fixed Income Portfolio and World High Yield Portfolio may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to their investments in foreign securities, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in Fixed Income Fund and
World High Yield Fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable fund’s total assets (in the case of a fund that invests in a Portfolio, taking into account its allocable share of the Portfolio’s assets) at the close of any taxable year were to consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue Service. Because the investments of the Fixed
Income Portfolio are such that each fund expects that it will not meet this 50%
requirement, shareholders of each fund generally will not directly take into account the foreign taxes, if any, paid by Fixed Income Portfolio and allocable to Fixed Income Fund, and

                                     - 56 -

will not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts each fund would otherwise have available to distribute.

      Taking into account its share of the investments of World High Yield
Portfolio, World High Yield Fund may meet the 50% threshold referred to in the previous paragraph for a year and, if one does, it may file an election with the
Internal Revenue Service pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the fund or paid by the Portfolio and allocated to the fund even though not actually received by them and (ii) treat such respective pro rata portions as foreign taxes paid by them.

      Qualified foreign taxes generally include taxes that would be treated as income taxable under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes. If a fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. federal income taxes.
Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund or Portfolio, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the applicable fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any)
that a fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder’s pro rata share of qualified foreign taxes paid by the fund or the Portfolio and (ii) the portion of fund dividends which represents income from each foreign country.

      If a Portfolio or fund acquires any equity interest (including, under future regulations, not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), a fund could be subject to federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or on gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized by a fund is timely distributed to its shareholders. The funds would not be able to pass through to their shareholders any credit or deduction for such a tax.
Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the funds to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund and the Portfolios may limit and/or manage their holdings, if any, in passive foreign investment companies to limit each fund’s tax liability or maximize its return from these investments.

      Investment in debt obligations by a fund or a Portfolio that are at risk of or in default presents special tax issues for the applicable fund. Tax rules are not entirely clear about issues such as when the fund or Portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund or
Portfolio, in the event that it invests in such securities, in order to seek to ensure that the fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

                                     - 57 -

      A fund’s distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent a fund earned dividend income (or, in the case of a
Standish Feeder Fund, was allocated dividend income of the applicable Portfolio)
from stock investments in U.S. domestic corporations. The funds and the
Portfolios are permitted to acquire stocks of U.S. domestic corporations, and it is therefore possible that a small portion of a fund’s distributions, from the dividends attributable to such preferred stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder’s liability for alternative minimum tax and/or result in basis reductions and other consequences in certain circumstances.

      At the time of an investor’s purchase of fund shares, a portion of the purchase price may be attributable to undistributed taxable income and/or realized or unrealized appreciation in the fund’s portfolio (or share of the
Portfolio’s portfolio in the case of Standish Feeder Funds). Consequently, subsequent distributions by a fund with respect to such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

      Upon a redemption or other disposition of shares of the funds in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder’s tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. Any loss realized on a redemption or other disposition may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions)
within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the shares. In such a case, the disallowed portion of the loss generally would be included in the federal tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized or other disposition upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

      The foregoing discussion relates solely to U.S. federal income tax law consequences for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates), and who are subject to U.S. federal income tax. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, financial institutions, and securities dealers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if

                                     - 58 -

any, of any Standish Feeder Fund’s indirect ownership (through the corresponding
Portfolio) of any such obligations, as well as the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances.

      Federal law requires that each fund withhold (as "backup withholding") 31%
of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement shareholders must certify on their Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer
Identification Number they provided is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

      Investors other than U.S. persons may be subject to different U.S.
treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the fund.

                             ADDITIONAL INFORMATION

      The funds’ prospectuses and this SAI omit certain information contained in the Trust’s registration statement filed with the SEC, which may be obtained from the SEC’s principal office at 450 Fifth Street, N.W., Washington, D.C.
20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission or by accessing the SEC’s Web site at
http://www.sec.gov.

                        EXPERTS AND FINANCIAL STATEMENTS

      Each fund’s financial statements contained in the 1999 Annual Reports of the funds have been audited by PricewaterhouseCoopers LLP, independent accountants, and are incorporated by reference into this SAI. The Portfolios’
financial statements contained in Fixed Income Fund’s, World High Yield Fund’s and Short-Term Asset Reserve Fund’s 1999 Annual Report have also been audited by
PricewaterhouseCoopers LLP.

      The financial statements for the year ended December 31, 1999 are incorporated by reference from the 1999 Annual Reports, which have previously been sent to shareholders and were filed with the SEC on or about March 6, 2000,
1940 Act File No. 811-04813.

                                     - 59 -

                                    APPENDIX

                         MOODY’S RATINGS DEFINITIONS FOR
                         CORPORATE BONDS AND SOVEREIGN,
                            SUBNATIONAL AND SOVEREIGN
                                 RELATED ISSUES

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements.
Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                            STANDARD & POOR’S RATINGS
                                   DEFINITIONS

      AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.
Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                                     - 60 -

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB - Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
BB or BB- rating.

                                STANDARD & POOR’S
                        CHARACTERISTICS OF SOVEREIGN DEBT
                              OF FOREIGN COUNTRIES

      AAA - Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances

      Key players in the global trade and financial system:

      -     Prosperous and resilient economies, high per capita incomes
      -     Low fiscal deficits and government debt, low inflation
      -     Low external debt.

      AA - Stable, predictable governments with demonstrated track record of responding to changing economic and political circumstances

      -     slightly integrated into global trade and financial system
      -     Differ from AAAs only to a small degree because:
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
      -     More variable fiscal deficits, government debt and inflation
      -     Moderate to high external debt.

      A - Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change

      -     Established trend of integration into global trade and financial system
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks), but
      -     Usually rapid growth in output and per capita incomes
      -     Manageable through variable fiscal deficits, government debt and inflation
      -     Usually low but variable debt

                                     - 61 -

      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     Very high and variable debt, often graduates of Brady plan but track record not well established.

      BBB - Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Economies less prosperous and often more vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation -
            High and variable external debt.

      BB - Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies, but variable
            performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     Very high and variable debt, often graduates of Brady Plan but track record not well established

      In the case of sovereign, subnational and sovereign related issuers, a fund uses the foreign currency or domestic (local) currency rating depending upon how a security in the portfolio is denominated. In the case where a fund holds a security denominated in a domestic (local) currency and one of the rating services does not provide a domestic (local) currency rating for the issuer, the fund will use the foreign currency rating for the issuer; in the case where a fund holds a security denominated in a foreign currency and one of the rating services does not provide a foreign currency rating for the issuer, the fund will treat the security as being unrated.

                          DESCRIPTION OF DUFF & PHELPS
                         RATINGS FOR CORPORATE BONDS AND
                         FOR SOVEREIGN, SUBNATIONAL AND
                            SOVEREIGN RELATED ISSUERS

      AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

      BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                     - 62 -

      BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

      B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating guide.

                            FITCH IBCA INTERNATIONAL
                             LONG-TERM CREDIT RATING
                                   DEFINITIONS

      AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A - Bonds considered to be investment grade and of high credit quality.
The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB - Bonds considered to be investment grade and of good credit quality.
The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB - Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B - Bonds are considered highly speculative. The obligor’s ability to pay interest and repay principal are currently being met, but a limited margin safety remains. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                        FITCH IBAC LONG-TERM RATINGS FOR
                                 NATIONAL ISSUES

      AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                                     - 63 -

      A - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

      BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      BB - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

      B - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.

                                     - 64 -

                                                       [LOGO] STANDISH FUNDS (R)

Prospectus

-----------------------------------------------------------------

May 1, 2000                        Standish Fixed Income Fund II

                                   Standish Securitized Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Standish Fixed Income Fund II and Securitized Fund  2

Risk/Return Summary
--------------------------------------------------------------------------------

Standish, Ayer & Wood, Inc. manages both of the funds. Standish believes that discovering pockets of inefficiency is the key to adding value to fixed income investments. Standish focuses on identifying undervalued sectors and securities and deemphasizes the use of interest rate forecasting. Standish looks for fixed income securities with the most potential for added value, such as those with unique structural characteristics and the potential for credit upgrade.

Standish was founded in 1933 and currently manages more than $45 billion of assets for a broad range of clients in the U.S. and abroad.

Who may want to invest

Fixed Income Fund II and Securitized Fund may be appropriate for investors:

o     Seeking current income.

o     Seeking to build capital gradually through appreciation and compounding interest.

o     Willing to tolerate fluctuations in bond prices due to interest rate changes.

Mutual fund risks

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Descriptions of the funds begin on the next page and include more information about each fund’s key investments and strategies, principal risk factors, past performance and expenses.

                           3  Standish Fixed Income Fund II and Securitized Fund

Risk/Return Summary
--------------------------------------------------------------------------------

                            ----------------------------------------------------
                               Fixed Income Fund II        Securitized Fund
                            ----------------------------------------------------

    Investment objective    To maximize total         To maximize total
                            return, consistent with   return, consistent with
                            preserving principal      preserving principal
                            and liquidity, while      and liquidity, through
                            seeking a relatively      both capital
                            high level of current     appreciation and
                            income.                   generation of current
                                                      income.

                            ----------------------------------------------------

         Key investments    The fund invests, under   The fund invests, under
          and strategies    normal circumstances,     normal circumstances,
                            at least 65% of assets    at least 65% of assets
                            in fixed income           in high quality
                            securities of U.S.        mortgage-related and
                            companies and the U.S.    asset-backed
                            government. The fund      securities. The fund is
                            may invest in Yankee      allowed to invest in
                            bonds, which are U.S.     foreign governments and
                            dollar denominated        companies but expects
                            bonds typically issued    to limit its
                            in the U.S. by foreign    investments in foreign
                            companies and             countries to Canada and
                            governments, and other    Europe but is not
                            dollar denominated        required to do so. The
                            securities of foreign     fund may also invest in
                            and emerging market       interest rate futures
                            issuers. The fund may     contracts.
                            also invest in interest
                            rate futures contracts.

                            ----------------------------------------------------

          Credit quality    The fund invests          The fund invests
                            exclusively in            exclusively in
                            investment grade          investment grade
                            securities.               securities, primarily
                                                      U.S. governments, and
                                                      no more than 15% of
                                                      assets in securities
                                                      rated BBB or Baa by a
                                                      rating agency or their
                                                      unrated equivalents.

                            ----------------------------------------------------

        Targeted average    AA/Aa                     AA/Aa or better
portfolio credit quality

                            ----------------------------------------------------

   Maturity/average life    The fund generally will   The fund generally will
                            maintain an average       maintain an average
                            dollar-weighted           life of 3 to 15 years
                            effective portfolio       but may invest in
                            maturity of 5 to 13       individual securities
                            years but may invest in   of any maturity.
                            individual securities
                            of any maturity.

                            ----------------------------------------------------

         How investments    The adviser focuses on identifying undervalued
            are selected    sectors and securities, with some attention to
                            interest rate forecasting. The adviser looks for
                            securities with the most potential for added value,
                            such as those involving new issuers, unique
                            structural characteristics or innovative features
                            that may not be well understood by other investors.
                            These characteristics may also allow for substantial
                            capital appreciation over time. Many of these
                            securities have higher yields and offer more current
                            income than U.S. governmental bonds but at
                            heightened levels of risk. The adviser selects
                            securities for each fund’s portfolio by:

                            o  Allocating assets      o  Using both
                               among sectors             fundamental and
                               appearing to have         quantitative
                               near-term return          research to uncover
                               potential.                inefficient sectors
                                                         of the mortgage
                            o  Actively trading          market and actively
                               among various             trading securities
                               sectors, such as          to take advantage of
                               corporate, mortgage       new information.
                               pass-through,
                               government agency      o  Measuring the
                               and asset-backed          potential impact of
                               securities.               supply/demand
                                                         imbalances, yield
                            o  Buying when a yield       curve shifts,
                               spread advantage          changing prepayment
                               presents an               patterns and credit
                               opportunity to buy        quality to identify
                               securities cheaply.       individual
                                                         securities that
                                                         present the most
                                                         attractive tradeoffs
                                                         between potential
                                                         return and risk.

                            ----------------------------------------------------

      Principal risks of    Investors could lose money on their investments in a
  investing in the funds    fund or a fund could perform less well than other
                            possible investments if any of the following occurs:

                            o  Interest rates rise, which will make the prices
                               of fixed income securities and the value of the
                               fund’s portfolio go down.

                            o  The issuer of a security owned by the fund has
                               its credit rating downgraded or defaults on its
                               obligation to pay principal and/or interest.

                            o  When interest rates are declining, the issuer of
                               a security exercises its right to prepay
                               principal earlier than scheduled, forcing the
                               fund to reinvest in lower yielding securities.
                               This is known as call or prepayment risk.

                            o  When interest rates are rising, the average life
                               of some securities may extend because of slower
                               than expected principal payments. This will lock
                               in a below-market interest rate, increase the
                               security’s duration and reduce the value of the
                               security. This is known as extension risk.

                            o  The adviser’s judgment about the attractiveness,
                               relative value or potential appreciation of a
                               particular sector, security or hedging strategy
                               proves to be incorrect.

                            o  Prices of foreign securities go down because of
                               unfavorable foreign government actions,
                               political, economic or market instability or the
                               absence of accurate information about foreign
                               companies. Also, a decline in the value of
                               foreign currencies relative to the U.S. dollar
                               will reduce the value of securities denominated
                               in those currencies. Foreign securities are
                               sometimes less liquid and harder to value than
                               securities of U.S. issuers. These risks are more
                               severe for securities of issuers in emerging
                               market countries.

                            o  During periods of extreme interest rate
                               volatility, the fund has difficulty closing out
                               its position in interest rate futures contracts
                               or closing out its position at a price which the
                               adviser believes would be advantageous to the
                               fund.

                            ----------------------------------------------------

                                                      There is a greater risk
                                                      that Securitized Fund
                                                      will lose money due to
                                                      prepayment and
                                                      extension risks because
                                                      the fund invests
                                                      heavily in
                                                      mortgage-related
                                                      securities. Mortgage
                                                      derivatives in the
                                                      fund’s portfolio may
                                                      have especially
                                                      volatile prices because
                                                      of imbedded leverage or
                                                      unusual interest rate
                                                      reset terms.

Standish Fixed Income Fund II               Standish Group of Fixed Income Funds
and Securitized Fund               4

--------------------------------------------------------------------------------

           Total return     The bar charts and total return table indicate the
            performance     risks of investing in the funds. The bar charts show
                            changes in the performance of each fund for the full
                            calendar periods indicated. The total return table
                            shows how each fund’s average annual returns for
                            different calendar periods compare to those of two
                            widely recognized, unmanaged indices of dollar
                            denominated fixed income securities. Each fund’s
                            past performance does not necessarily indicate how
                            the fund will perform in the future.

                              Fixed Income Fund II

Quarterly returns:
Highest: 4.38% in 4th quarter 1995

Lowest: -1.9% in 1st quarter 1996

 [The following table was represented as a bar chart in the printed material.]

           Calendar Year Ended December 31               Percent

                       1996                                3.77
                       1997                                8.59
                       1998                                4.91
                       1999                               -0.17

                                Securitized Fund

Quarterly returns:
Highest: 5.78% in 4th quarter 1990

Lowest: -2.52% in 1st quarter 1994

 [The following table was represented as a bar chart in the printed material.]

           Calendar Year Ended December 31               Percent

                       1990                               11.49
                       1991                               15.55
                       1992                                4.07
                       1993                               10.01
                       1994                               -2.13
                       1995                               16.32
                       1996                                4.41
                       1997                                9.5
                       1998                                7.53
                       1999                               -0.35

Average annual total returns
for selected periods ended December 31, 1999

                                                           Life of     Inception
                                      1 Year    5 Years      Fund        Date
--------------------------------------------------------------------------------
Fixed Income Fund II                  .-0.17       N/A       5.05       7/1/95
Lehman Brothers Aggregate Index*       -0.82       N/A       6.04         N/A

Securitized Fund                       -0.35      7.34       7.64       8/31/89
Lehman Brothers Mortgage Index**        1.85      7.98       8.00         N/A

*The Lehman Brothers Aggregate Index is an unmanaged, broad based index of domestic, dollar denominated, fixed rate investment grade bonds.

**The Lehman Brothers Mortgage Index is an unmanaged index of fixed rate securitized mortgage pools of GNMA, FNMA and FHLMC, which contain the type of securities used in the fund.

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year                                Fixed Income     Securitized
ended 12/31/99                                         Fund II          Fund

Shareholder fees (fees paid
directly from your investment)                          None            None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)

   Management fees                                      0.40%           0.25%

   Distribution (12b-1) fees                            None            None

   Other expenses                                       0.25%           0.36%

   Total annual fund operating
   expenses                                             0.65%           0.61%

   -----------------------------------------------------------------------------
   (1)Because Standish has agreed to cap the funds’ operating expenses, each fund’s actual expenses were:

      Management fees                                   0.15%           0.09%
      Other expenses                                    0.25%           0.36%
      Total annual fund
      operating expenses                                0.40%           0.45%

   These caps may be changed or eliminated.

Expense example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund’s operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     After       After      After       After
                                    1 year      3 years    5 years     10 years

Fixed Income Fund II                  $66        $208       $362         $810

Securitized Fund                      $62        $195       $340         $762

                           5  Standish Fixed Income Fund II and Securitized Fund

The Funds’ Investments and Related Risks
--------------------------------------------------------------------------------

The funds may invest in a wide range of fixed income securities.

Additional information about the funds’ principal investments

Fixed income investments Fixed income investments include bonds, notes
(including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, interest rate futures contracts, and money market instruments.
Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The funds may use mortgage dollar rolls to finance the purchase of additional investments. In a mortgage dollar roll transaction, a fund sells a mortgage-backed security to a financial institution and agrees to repurchase a similar mortgage-backed security at a later date at a price that is agreed upon at the time of the sale. The fund will earn income by investing the proceeds from the sale in short-term securities. Dollar rolls expose a fund to the risk that the return generated by the short-term invstments is lower than the financing cost of the fund’s obligations to repurchase similar securities at the agreed upon date.

Information about the funds’ other investment strategies

Securitized Fund The fund may invest directly in mortgage loans securing commercial and residential real estate. This practice exposes the fund to the risk of delays and difficulties in recovering and reselling the collateral that secures the loan. The fund may invest up to 10% of assets in securities of foreign issuers denominated in foreign currencies.

To preserve principal and liquidity, the fund may invest up to 35% of assets in
U.S. Treasury and government agency notes and bonds, certificates of deposit, money market instruments and repurchase agreements.

Standish Fixed Income Fund II and Securitized Fund  6

--------------------------------------------------------------------------------

Additional investment policies

Credit quality Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund’s minimum acceptable credit rating after their purchase. Each fund’s credit standards also apply to counterparties to OTC derivative contracts.

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts Each fund may, but is not required to, use derivative contracts for any of the following purposes:

o     To hedge against adverse changes in the market value of securities held by or to be bought for a fund caused by changing interest rates or currency exchange rates.

o     As a substitute for purchasing or selling securities.

o     To shorten or lengthen the effective maturity or duration of a fund’s portfolio.

o     To enhance a fund’s potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio’s interest rate or currency exposure.
Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in volatile markets.

Impact of high portfolio turnover Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance.

Investment objective Each fund’s investment objective may be changed by the fund’s trustees without shareholder approval.

                           7  Standish Fixed Income Fund II and Securitized Fund

The Investment Adviser
--------------------------------------------------------------------------------

Standish offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

About Standish

Standish was established in 1933 and manages more than $45 billion in assets for institutional and individual investors in the U.S. and abroad. Standish is the investment adviser to both of the funds.

By choice, Standish has remained a privately held investment management firm over its more than 65 year history. Ownership is shared by a limited number of employees, who are the directors of the firm. Standish believes the firm’s organizational structure has helped preserve an entrepreneurial orientation, which reinforces its commitment to investment performance.

Standish believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today’s investment markets, Standish has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish.

Standish relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, Standish seeks to uncover opportunity by utilizing detailed analysis and thorough adherence to a strict set of disciplines. Standish uses fundamental research to identify a security sufficiently complex as to have been misvalued by more traditional analysis. Standish uses sophisticated quantitative techniques, which may help identify market misvaluations that can be exploited by their portfolio managers.

Standish strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff,
Standish has built a powerful internal network of complimentary resources.

Standish Fixed Income Fund II and Securitized Fund  8

--------------------------------------------------------------------------------

Fund managers

--------------------------------------------------------------------------------------------------------
Fund                         Fund managers              Positions during past
                                                        five years
--------------------------------------------------------------------------------------------------------

Fixed Income Fund II         Caleb F. Aldrich           Vice president and managing director of Standish

                             David C. Stuehr            Vice president and director of Standish

--------------------------------------------------------------------------------------------------------

Securitized Fund             Dolores S. Driscoll        Vice president and managing director of Standish

--------------------------------------------------------------------------------------------------------

Advisory services and fees

Standish provides each fund with portfolio management and investment research services. Standish places orders to buy and sell each fund’s portfolio securities and manages each fund’s business affairs. For the year ended December
31, 1999, each fund paid an advisory fee for these services. Standish agreed to limit the funds’ total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), and the payments were less than the funds’ contractual advisory fees. These agreements are temporary and may be terminated or changed at any time.

----------------------------------------------------------------------------------------------------------------
                                            Annual Advisory Fee Rates
                               (as a percentage of the fund’s average net assets)

                           Actual advisory fee paid     Contractual advisory fee      Current expense limitation
----------------------------------------------------------------------------------------------------------------
Fixed Income Fund II                 0.15%                       0.40%                           0.40%
----------------------------------------------------------------------------------------------------------------
Securitized Fund                     0.09%                       0.25%                           0.45%
----------------------------------------------------------------------------------------------------------------

Investment adviser

                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                        Boston, Massachusetts 02111-2662

                           9  Standish Fixed Income Fund II and Securitized Fund

Investment and Account Information
--------------------------------------------------------------------------------

How to purchase shares

Minimum initial investment: $100,000

Minimum subsequent investment: $5,000

Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish and their immediate families.

All orders to purchase shares received in good form by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day’s share price. Orders received after that time will be executed at the next business day’s price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Good form means that you have provided the following information with your request: Name of fund; account number (if an existing account); dollar amount or number of shares to be pruchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request.

Shares of the funds are not available for sale in every state.

--------------------------------------------------------------------------------

By check

Opening an account

o     Send a check to the distributor payable to Standish Funds with the completed original account application.

Adding to an account

o     Send a check to the distributor payable to Standish Funds and a letter of instruction with the account name and number and effective date of the request.

--------------------------------------------------------------------------------

By wire

Opening an account

o     Send the completed original account application to the distributor.

o     Call the distributor to obtain an account number.

o     Instruct your bank to wire the purchase amount to Investors Bank & Trust
      Company (see below).

Adding to an account

o     Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company (see below).

--------------------------------------------------------------------------------

By fax

Opening an account

o     Fax the completed account application to 617-350-0042.

o     Mail the original account application to the distributor.

o     Follow the instructions for opening an account by wire.

Adding to an account

o     Fax a letter of instruction to 617-350-0042 with the account name and number and effective date of the request.

o     Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company.

--------------------------------------------------------------------------------

Through a financial intermediary

Opening or adding to an account

o     Contact your financial intermediary. Financial intermediaries acting on an investor’s behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

--------------------------------------------------------------------------------

The distributor’s address is:

Standish Fund Distributors, L.P.
P.O. Box 1407
Boston, Massachusetts 02205-1407
Tel: 1-800-221-4795
Fax: 617-350-0042
Email: funds@saw.com

Wire instructions:

Investors Bank & Trust Company
Boston, MA
ABA#: 011 001 438
Account #: 79650-4116
Fund name:
Investor account #:

Standish Fixed Income Fund II and Securitized Fund  10

--------------------------------------------------------------------------------

How to exchange shares

You may exchange shares of a fund for shares of any other Standish fund, if the registration of both accounts is identical. A fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days’ notice.
Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange. Please read the prospectus of the Standish fund into which you are exchanging before requesting an exchange.

--------------------------------------------------------------------------------

By mail

o     Send a letter of instruction to the distributor signed by each registered account owner.

o     Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o     Signature guarantees may be required (see below).

--------------------------------------------------------------------------------

By telephone

o     If the account has telephone privileges, call the distributor.

o     Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o     The distributor may ask for identification and all telephone transactions may be recorded.

How to redeem shares

All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day’s share price. Orders received after that time will be executed at the next business day’s price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law.

--------------------------------------------------------------------------------

By mail

o     Send a letter of instruction to the distributor signed by each registered account owner.

o     State the name of the fund and number of shares or dollar amount to be sold.

o     Provide the account number.

o     Signature guarantees may be required (see below).

--------------------------------------------------------------------------------

By telephone

For check or wire

o     If the account has telephone privileges, call the distributor.

o     Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

o     The distributor may ask for identification and all telephone transactions may be recorded.

--------------------------------------------------------------------------------

By fax

o     Fax the request to the distributor at 617-350-0042.

o     Include your name, the name of the fund and the number of shares or dollar amount to be sold.

o     Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

--------------------------------------------------------------------------------

Through a financial intermediary

o     Contact your financial intermediary. Financial intermediaries acting on an investor’s behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

                          11  Standish Fixed Income Fund II and Securitized Fund

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of a fund. The adviser will determine if the securities are consistent with the fund’s objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o     members of the STAMP program or the Exchange’s Medallion Signature Program

o     a broker or securities dealer

o     a federal savings, cooperative or other type of bank

o     a savings and loan or other thrift institution

o     a credit union

o     a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, Standish may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus.
Standish will begin mailing prospectuses and shareholder reports to you within
30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the New York
Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations.
Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds declare and distribute dividends from net investment income quarterly. Both funds declare and distribute net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Substantially all of a fund’s distributions will be from net investment income.

Standish Fixed Income Fund II and Securitized Fund  12

Fund Details
--------------------------------------------------------------------------------

Taxes

--------------------------------------------------------------------------------
              Transactions                            Tax Status
--------------------------------------------------------------------------------
Sales or exchanges of shares.           Usually capital gain or loss. Tax
                                        rate depends on how long shares are
                                        held.
--------------------------------------------------------------------------------
Distributions of long-term capital      Taxable as long-term capital gain.
gain.
--------------------------------------------------------------------------------
Distributions of short-term capital     Taxable as ordinary income.
gain.
--------------------------------------------------------------------------------
Dividends from net investment income.   Taxable as ordinary income.
--------------------------------------------------------------------------------

Every January, the funds provide information to their shareholders about the funds’ dividends and distributions, which are taxable even if reinvested, and about the shareholders’ redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder’s investment.

Shareholders should consult their tax advisers about their own particular tax situations.

--------------------------------------------------------------------------------

The funds’ service providers

                              Principal Underwriter
                        Standish Fund Distributors, L.P.

                  Custodian, Transfer Agent and Fund Accountant
                         Investors Bank & Trust Company

                             Independent Accountants
                           PricewaterhouseCoopers LLP

                                  Legal Counsel
                                Hale and Dorr LLP

                          13  Standish Fixed Income Fund II and Securitized Fund

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help shareholders understand the funds’ financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). The information was audited by
PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the funds’ financial statements, are included in the funds’ annual reports
(available upon request).

Fixed Income Fund II

                                                                                                            For the period
                                                                                                             July 3, 1995
                                                                                                            (commencement
                                                                                                          of operations) to
                                                                    Year Ended December 31,                  December 31,
                                                           1999(2)     1998(2)      1997        1996             1995
Net asset value--beginning of period                       $18.60      $19.17      $18.73      $20.52           $20.00
                                                           ------      ------      ------      ------           ------
Income from investment operations
   Net investment income*                                    1.19        1.23        1.11        1.16             0.53
   Net realized and unrealized gain (loss)                  (1.23)      (0.30)       0.46       (0.52)            0.64
                                                           ------      ------      ------      ------           ------
   Total from investment operations                         (0.04)       0.93        1.57        0.64             1.17
                                                           ------      ------      ------      ------           ------
Less distributions declared to shareholders
   From net investment income                               (1.15)      (1.24)      (1.11)      (1.15)           (0.53)
   In excess of net investment income                          --          --          --          --            (0.12)
   From net realized gains on investments                   (0.07)      (0.26)      (0.02)      (1.28)              --
                                                           ------      ------      ------      ------           ------
   Total distributions declared to shareholders             (1.22)      (1.50)      (1.13)      (2.43)           (0.65)
                                                           ------      ------      ------      ------           ------
   Net asset value--end of period                          $17.34      $18.60      $19.17      $18.73           $20.52
                                                           ======      ======      ======      ======           ======
Total return                                                (0.17)%      4.91%       8.59%       3.77%            5.79%
Ratios (to average daily net assets)/Supplemental data
   Net assets at end of period (000 omitted)              $63,230     $77,909     $74,580     $35,485           $8,046
   Expenses*                                                 0.40%       0.40%       0.40%       0.40%            0.40%(1)
   Net investment income*                                    6.57%       6.36%       6.58%       6.57%            6.64%(1)
   Portfolio turnover                                         190%        162%        103%        124%             389%

   -------------------------------

   *The adviser voluntarily waived its investment fee and reimbursed the fund for a portion of its operating expenses.
   Had these actions not been taken, the net investment income per share and the ratios would have been:

   Net investment income per share                          $1.14       $1.19       $1.06       $1.04            $0.29
   Ratios (to average net assets)
   Expenses                                                  0.65%       0.62%       0.74%       1.06%            1.29%(1)
   Net investment income                                     6.32%       6.14%       6.24%       5.91%            5.75%(1)

   (1) Computed on an annualized basis.
   (2) Calculated based on average shares outstanding.

Standish Fixed Income Fund II and Securitized Fund  14

--------------------------------------------------------------------------------

Securitized Fund

                                                                                 Year Ended December 31,

                                                               1999(1)       1998(1)      1997        1996        1995
Net asset value--beginning of period                           $20.26        $20.10      $19.70      $20.25      $18.61
                                                               ------        ------      ------      ------      ------
Income from investment operations
   Net investment income*                                        1.30          1.31        1.46        1.43        1.32
   Net realized and unrealized gain (loss) on investments       (1.36)         0.18        0.37       (0.57)       1.66
                                                               ------        ------      ------      ------      ------
   Total from investment operations                            ((0.06)         1.49        1.83        0.86        2.98
                                                               ------        ------      ------      ------      ------
Less distributions declared to shareholders
   From net investment income                                   (1.21)        (1.31)      (1.43)      (1.41)      (1.34)
   In excess of net investment income                              --         (0.02)         --          --          --
                                                               ------        ------      ------      ------      ------
   Total distributions declared to shareholders                 (1.21)        (1.33)      (1.43)      (1.41)      (1.34)
                                                               ------        ------      ------      ------      ------
   Net asset value--end of period                              $18.99        $20.26      $20.10      $19.70      $20.25
                                                               ======        ======      ======      ======      ======
Total return                                                    (0.35)%        7.53%       9.50%       4.41%      16.32%
Ratios (to average daily net assets)/Supplemental data
   Net assets at end of period (000 omitted)                  $40,478       $40,051     $40,125     $50,617     $55,201
   Expenses*                                                     0.45%         0.45%       0.45%       0.45%       0.45%
   Net investment income*                                        6.56%         6.39%       6.47%       6.99%       6.78%
   Portfolio turnover                                             153%          123%        100%        212%        225%

   -------------------------------

   (1)Calculated based on average shares outstanding.
   *The adviser did not impose a portion of its advisory fee. If this voluntary reduction had not been undertaken, the net investment income per share and the ratios would have been:

   Net investment income per share                              $1.27         $1.29       $1.43       $1.40       $1.22
   Ratios (to average net assets)
   Expenses                                                      0.61%         0.56%       0.57%       0.51%       0.51%
   Net investment income                                         6.40%         6.28%       6.35%       6.93%       6.72%

15  Standish Fixed Income Fund II and Securitized Fund

Standish, Ayer & Wood, Inc. is an independent investment counseling firm that has been managing assets for institutional investors and high net worth individuals, as well as mutual funds, for more than 65 years. Standish offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

For More Information
--------------------------------------------------------------------------------

For investors who want more information about the funds, the following documents are available free upon request.

Annual/Semiannual Reports

Additional information about the funds’ investments is available in the funds’
annual and semiannual reports to shareholders. Each fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds at:

Standish Funds
P.O. Box 1407
Boston, MA 02205-1407

Telephone: 1.800.729.0066

Email:
funds@saw.com

Internet:
http://www.standishonline.com

Investors can review the funds’ reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies:

o     For a fee, by writing the Public Reference Room of the Commission,
      Washington, D.C. 20549-6009

o     For a fee, by sending an email or electronic request to the Public
      Reference Room of the Commissioner at publicinfo@sec.gov

o     Free from the Commission’s Internet website at http://www.sec.gov

[LOGO] STANDISH FUNDS(R)
       One Financial Center
       Boston, MA 02111-2662
       800.729.0066

                                                          Investment Company Act
                                                          file number (811-4813)

                                                                          00-135

May 1, 2000

                          STANDISH FIXED INCOME FUND II
                            STANDISH SECURITIZED FUND

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 729-0066

                       STATEMENT OF ADDITIONAL INFORMATION

      This combined Statement of Additional Information (SAI) is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated May 1, 2000, as amended and/or supplemented from time to time, of Standish Fixed Income Fund II (Fixed Income Fund II) and
Standish Securitized Fund (Securitized Fund), each a separate investment series of Standish, Ayer & Wood Investment Trust (the Trust).

      The SAI should be read in conjunction with the funds’ prospectus.
Additional information about each fund’s investments is available in the funds’
annual and semi-annual reports to shareholders. Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the funds by contacting the funds at the phone number above.
Each fund’s financial statements which are included in the 1999 annual reports to shareholders are incorporated by reference into this SAI.

                          -----------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds’
investment policies in the prospectus.

      Adviser. Standish, Ayer & Wood, Inc. ("Standish") is the investment adviser to the funds. Standish is sometimes referred to in this SAI as the
"adviser."

      Suitability. None of the funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund’s ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

      Credit Quality. Investment grade securities are those that are rated at
Baa or higher by Moody’s Investors Service, Inc. ("Moody’s") or BBB or higher by
Standard & Poor’s Ratings Group ("Standard & Poors"), Duff and Phelps ("Duff")
or Fitch IBCA International ("Fitch") or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa, A or P-1 by
Moody’s or AAA, AA, A, A-1 or Duff-1 by Standard & Poor’s, Duff or Fitch).

      Securities rated Baa or P-2 by Moody’s or BBB, A-2 or Duff-2 by Standard &
Poor’s, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer’s capability to pay interest and repay principal than is the case for high grade securities.

      If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund’s credit quality and also to determine the security’s rating category. In the case of unrated sovereign and subnational debt of foreign countries, the adviser may take into account, but will not rely entirely on, the ratings assigned to the issuers of such securities. If the rating of a security held by a fund is downgraded below the minimum rating required for the particular fund, the adviser will determine whether to retain that security in the fund’s portfolio.

      Maturity and Duration. Each fund generally invests in securities with final maturities, average lives or interest rate reset frequencies of 15 years or less. However, each fund may purchase individual securities with effective maturities that are outside of these ranges. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated
maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment.
Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the fund.

      Under normal market conditions, Fixed Income Fund II will maintain an option adjusted duration in the range of plus or minus 15% of the duration the
Lehman Government/Corporate Index. Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

      Securities. The funds invest primarily in all types of fixed income securities. In addition, each fund may purchase shares of other investment companies and real estate investment trusts ("REITs"). Each fund may also enter into repurchase agreements and forward dollar roll transactions, may purchase zero coupon and deferred payment securities and may buy securities on a when-issued or delayed delivery basis. Please refer to each fund’s specific investment objective and policies and "Description of Securities and Related
Risks" for a more comprehensive list of permissible securities and investments.

Fixed Income Fund II

      Additional Investment Information. Under normal market conditions, substantially all and at least 65% of the fund’s total assets are invested in investment grade fixed income securities.

      Credit Quality. The fund invests exclusively in investment grade fixed income securities. The average dollar-weighted credit quality of the fund’s portfolio is expected to be Aa according to Moody’s or AA according to Standard
& Poor’s, Duff or Fitch.

      Maturity. Under normal market conditions, the fund’s average dollar-weighted effective portfolio maturity will vary from five to thirteen years.

Securitized Fund

      Additional Investment Information. Under normal market conditions, at least 65% of the fund’s total assets are invested in mortgage-related and asset-backed securities. Mortgage-related securities include directly placed mortgages, mortgage-backed securities, collateralized mortgage obligations and other pass-through securities, and mortgage derivatives. Asset-backed securities represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit
(credit card) agreements and other categories of receivables. In order to preserve principal and liquidity, up to 35% of the fund’s total assets may, under normal market conditions, be invested in U.S. Treasury and government agency notes and bonds, certificates of deposit, money market instruments and repurchase agreements. The fund seeks capital appreciation when market factors such as declining interest rates indicate that capital appreciation may be available without significant risk to principal.

      Up to 10% of the fund’s total assets may be invested in mortgage-related and other securities of foreign governments or companies denominated in currencies other than the U.S. dollar. The fund may enter into forward foreign currency exchange contracts and cross currency forward contracts to seek to hedge against changes in foreign currency exchange rates. See "Strategic
Transactions" below.

      Credit Quality. The fund invests primarily in high grade mortgage-related and asset-backed securities. The fund may, however, invest up to 15% of its total assets in securities rated Baa by Moody’s

                                     - 2 -

or BBB by Standard & Poor’s, Duff or Fitch, or, if unrated, determined by
Standish to be of comparable credit quality. The average dollar-weighted credit quality of the fund’s portfolio is expected to be Aa according to Moody’s or AA according to Standard & Poor’s, Duff or Fitch.

      Maturity. The fund’s average dollar-weighted effective portfolio maturity will vary depending upon the maturity of its investments. Mortgage-related securities, when they are issued, have stated maturities of up to 40 years, depending on the length of the mortgages underlying the securities. In practice, scheduled and unscheduled early prepayments of principal and interest on the underlying mortgages will make the effective maturity of the securities shorter.
A security based on a pool of 40 year mortgages may have an average life as short as two years. The relationship between mortgage repayments and interest rates may give some high-yielding mortgage-related securities less potential for return and value than conventional bonds with comparable maturities. The fund expects that the average life of securities held by it will be from three to fifteen year

Description of Securities and Related Risks

General Risks of Investing

      The prospectus discusses the principal risk of investing in each fund. The following discussion provides additional information on the risks associated with an investment in a fund. Each fund invests primarily in fixed income securities and is subject to risks associated with investments in such securities. These risks include interest rate risk, default risk and call and extension risk. The Securitized Fund is also subject to risks associated with direct investments in foreign securities as described under the "Specific Risks"
section.

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.

Specific Risks

      The following sections include descriptions of specific risks that are associated with a fund’s purchase of a particular type of security or the utilization of a specific investment technique.

      Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and companies, including obligations of industrial, utility, banking and other financial issuers. Corporate debt obligations are subject to the risk of an

                                     - 3 -

issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      U.S. Government Securities. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association
("GNMA")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association ("SLMA")), (c) the
discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("FNMA") and
Federal Home Loan Mortgage Corporation ("FHLMC")), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPs").

      Foreign Securities. Fixed Income Fund II and Securitized Fund may invest, to a limited degree, in securities of foreign governments and companies. Fixed
Income Fund II limits its foreign investments to U.S. dollar denominated securities of foreign issuers. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S.
dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S.
laws or restrictions applicable to such investments and in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a fund receives interest payments declines against the
U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

      Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S.
issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
Most foreign securities markets may have substantially less trading volume than
U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

      Sovereign Debt Obligations. Securitized Fund may invest in sovereign debt obligations, which involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the fund’s net

                                     - 4 -

asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

      A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

      Eurodollar and Yankee Dollar Investments. Each fund may invest in
Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S.
dollars generally held in banks outside the United States, primarily in Europe.
Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

      Mortgage-Backed Securities. Each fund may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, GNMA, FNMA or FHLMC. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose.
Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a fund’s ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase a fund’s exposure to rising interest rates and prevent a fund from taking advantage of such higher yields.

      GNMA securities are backed by the full faith and credit of the U.S.
Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. See the
SAI for additional descriptions of GNMA, FNMA and FHLMC certificates.

      Multiple class securities include collateralized mortgage obligations
("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to

                                     - 5 -

the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended
(the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The funds do not intend to purchase residual interests in REMICs.

      Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience prepayments of principal at a rate different from what was anticipated, a fund may fail to recoup fully its initial investment in these securities. Although the markets for SMBS and CMOs are increasingly liquid, certain SMBS and CMOs may not be readily marketable and will be considered illiquid for purposes of each fund’s limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

      Direct Investment in Mortgage Loans. Securitized Fund may invest directly in mortgage loans securing commercial and residential real estate. When a fund invests directly in mortgage loans, the fund, rather than a financial intermediary, becomes the mortgagee with respect to such mortgage loans. Direct investments in mortgage loans are available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agents for the purchaser with respect to, among other things, the receipt of principal and interest payments. The seller generally does not provide any insurance covering the payment of interest on or repayment of principal of the mortgages, but such insurance may be purchased by the mortgagor. Investing directly in mortgage loans may involve certain risks and characteristics not applicable to investments in other securities. Such risks include delays and difficulties in recovering and reselling the collateral securing the mortgage loan during foreclosure proceedings, limitations pursuant to Federal bankruptcy and state insolvency laws and other state laws enforcing a personal judgment against a borrower following foreclosure to make up any deficiency not realized on sale of the collateral, and the application of
Federal and state laws limiting interest rates that may be charged by the lender and the lender’s ability to accelerate the maturity of the mortgage loan.

      Unlike mortgage-backed securities which generally represent an interest in a pool of mortgages, direct investment in a mortgage loan involves pre-payment and credit risk of an individual issuer and real property, and, consequently, requires different investment and credit analysis by the Adviser. Direct investments in mortgage loans are illiquid and subject to Securitized Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

      Life of Mortgage-Related Obligations. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested long before the maturity of the mortgages in the pool.

      As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to GNMA Certificates, statistics published by the FHA are normally used as an indicator of the expected

                                     - 6 -

average life of an issue. The actual life of a particular issue of GNMA
Certificates, however, will depend on the coupon rate of the financing.

      GNMA Certificates. The Government National Mortgage Association ("GNMA")
was established in 1968 when the Federal National Mortgage Association ("FNMA")
was separated into two organizations, GNMA and FNMA. GNMA is a wholly owned government corporation within the Department of Housing and Urban Development.
GNMA developed the first mortgage-backed pass-through instruments in 1970 for
Farmers Home Administration-FHMA- insured, Federal Housing
Administration-FHA-insured and for Veterans Administration-or VA-guaranteed mortgages ("government mortgages").

      GNMA purchases government mortgages and occasionally conventional mortgages to support the housing market. GNMA is known primarily, however, for its role as guarantor of pass-through securities collateralized by government mortgages. Under the GNMA securities guarantee program, government mortgages that are pooled must be less than one year old by the date GNMA issues its commitment. Loans in a single pool must be of the same type in terms of interest rate and maturity. The minimum size of a pool is $1 million for single-family mortgages and $500,000 for manufactured housing and project loans.

      Under the GNMA II program, loans with different interest rates can be included in a single pool and mortgages originated by more than one lender can be assembled in a pool. In addition, loans made by a single lender can be packaged in a custom pool (a pool containing loans with specific characteristics or requirements).

      GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      Yield Characteristics of GNMA Certificates. The coupon rate of interest on
GNMA Certificates is lower than the interest rate paid on the VA-guaranteed,
FHMA-insured or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44% for assembling the mortgage pool and for passing through monthly payments of interest and principal to GNMA
Certificate holders.

      The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for several reasons. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance,
GNMA Certificates may trade in the secondary market at a premium or discount.
Second, interest is paid monthly, rather than semi-annually as with traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates. Finally, the actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the GNMA
Certificate. If mortgagors prepay their mortgages, the principal returned to
GNMA Certificate holders may be reinvested at higher or lower rates.

      Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA
Certificates are

                                     - 7 -

readily available from securities dealers and depend on, among other things, the level of market rates, the GNMA Certificate’s coupon rate and the prepayment experience of the pools of mortgages backing each GNMA Certificate.

      FHLMC Participation Certificates. The Federal Home Loan Mortgage
Corporation ("FHLMC") was created by the Emergency Home Finance Act of 1970. It is a private corporation, initially capitalized by the Federal Home Loan Bank
System, charged with supporting the mortgage lending activities of savings and loan associations by providing an active secondary market for conventional mortgages. To finance its mortgage purchases, FHLMC issues FHLMC Participation
Certificates and Collateralized Mortgage Obligations ("CMOs").

      Participation Certificates represent an undivided interest in a pool of mortgage loans. FHLMC purchases whole loans or participations on 30-year and
15-year fixed-rate mortgages, adjustable-rate mortgages ("ARMs") and home improvement loans. Under certain programs, it will also purchase FHA and VA mortgages.

      Loans pooled for FHLMC must have a minimum coupon rate equal to the
Participation Certificate rate specified at delivery, plus a required spread for the corporation and a minimum servicing fee, generally 0.375% (37.5 basis points). The maximum coupon rate on loans is 2% (200 basis points) in excess of the minimum eligible coupon rate for Participation Certificates. FHLMC requires a minimum commitment of $1 million in mortgages but imposes no maximum amount.
Negotiated deals require a minimum commitment of $10 million. FHLMC guarantees timely payment of the interest and the ultimate payment of principal of its
Participation Certificates. This guarantee is backed by reserves set aside to protect against losses due to default. The FHLMC CMO is divided into varying maturities with prepayment set specifically for holders of the shorter term securities. The CMO is designed to respond to investor concerns about early repayment of mortgages.

      FHLMC’s CMOs are general obligations, and FHLMC will be required to use its general funds to make principal and interest payments on CMOs if payments generated by the underlying pool of mortgages are insufficient to pay principal and interest on the CMO.

      A CMO is a cash-flow bond in which mortgage payments from underlying mortgage pools pay principal and interest to CMO bondholders. The CMO is structured to address two major shortcomings associated with traditional pass-through securities: payment frequency and prepayment risk. Traditional pass-through securities pay interest and amortized principal on a monthly basis whereas CMOs normally pay principal and interest semi-annually. In addition, mortgage-backed securities carry the risk that individual mortgagors in the mortgage pool may exercise their prepayment privileges, leading to irregular cash flow and uncertain average lives, durations and yields.

      A typical CMO structure contains four tranches, which are generally referred to as classes A, B, C and Z. Each tranche is identified by its coupon and maturity. The first three classes are usually current interest-bearing bonds paying interest on a quarterly or semi-annual basis, while the fourth, Class Z, is an accrual bond. Amortized principal payments and prepayments from the underlying mortgage collateral redeem principal of the CMO sequentially;
payments from the mortgages first redeem principal on the Class A bonds. When principal of the Class A bonds has been redeemed, the payments then redeem principal on the Class B bonds. This pattern of using principal payments to redeem each bond sequentially continues until the Class C bonds have been retired. At this point, Class Z bonds begin paying interest and amortized principal on their accrued value.

      The final tranche of a CMO is usually a deferred interest bond, commonly referred to as the Z bond. This bond accrues interest at its coupon rate but does not pay this interest until all previous tranches

                                     - 8 -

have been fully retired. While earlier classes remain outstanding, interest accrued on the Z bond is compounded and added to the outstanding principal. The deferred interest period ends when all previous tranches are retired, at which point the Z bond pays periodic interest and principal until it matures. The adviser would purchase a Z bond for the fund if it expected interest rates to decline.

      FNMA Securities. FNMA was created by the National Housing Act of 1938. In
1968, the agency was separated into two organizations, GNMA to support a secondary market for government mortgages and FNMA to act as a private corporation supporting the housing market.

      FNMA pools may contain fixed-rate conventional loans on one-to-four-family properties. Seasoned FHA and VA loans, as well as conventional growing equity mortgages, are eligible for separate pools. FNMA will consider other types of loans for securities pooling on a negotiated basis. A single pool may include mortgages with different loan-to-value ratios and interest rates, though rates may not vary beyond two percentage points.

      Privately-Issued Mortgage Loan Pools. Savings associations, commercial banks and investment bankers issue pass-through securities secured by a pool of mortgages.

      Generally, only conventional mortgages on single-family properties are included in private issues, though seasoned loans and variable rate mortgages are sometimes included. Private placements allow purchasers to negotiate terms of transactions. Maximum amounts for individual loans may exceed the loan limit set for government agency purchases. Pool size may vary, but the minimum is usually $20 million for public offerings and $10 million for private placements.

      Privately-issued mortgage-related obligations do not carry government or quasi-government guarantees. Rather, mortgage pool insurance generally is used to insure against credit losses that may occur in the mortgage pool. Pool insurance protects against credit losses to the extent of the coverage in force.
Each mortgage, regardless of original loan-to-value ratio, is insured to 100% of principal, interest and other expenses, to a total aggregate loss limit stated
on the policy. The aggregate loss limit of the policy generally is 5% to 7% of the original aggregate principal of the mortgages included in the pool.

      In addition to the insurance coverage to protect against defaults on the underlying mortgages, mortgage-backed securities can be protected against the nonperformance or poor performance of servicers. Performance bonding of obligations such as those of the servicers under the origination, servicing or other contractual agreement will protect the value of the pool of insured mortgages and enhance the marketability.

      The rating received by a mortgage security will be a major factor in its marketability. For public issues, a rating is always required, but it may be optional for private placements depending on the demands of the marketplace and investors. Before rating an issue, a rating agency such as Standard & Poor’s or
Moody’s will consider several factors, including: the creditworthiness of the issuer; the issuer’s track record as an originator and servicer; the type, term and characteristics of the mortgages, as well as loan-to-value ratio and loan amounts; the insurer and the level of mortgage insurance and hazard insurance provided. Where an equity reserve account or letter of credit is offered, the rating agency will also examine the adequacy of the reserve and the strength of the issuer of the letter of credit.

      Asset-Backed Securities. Each fund may invest in asset-backed securities.
The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period

                                     - 9 -

by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

      Convertible Securities. Fixed Income Fund II may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks.
Convertible debt securities and preferred stock acquired by a fund entitle the fund to exchange such instruments for common stock of the issuer at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

      Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity.
Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      Investments in Other Investment Companies. Each fund is permitted to invest up to 10% of its total assets in shares of investment companies and up to
5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. A fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Series
("WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

      Real Estate Investment Trusts. Each fund may invest in REITs. REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Code.

      Inverse Floating Rate Securities. Each fund may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

      Zero Coupon and Deferred Payment Securities. Each fund may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A fund is required to accrue income with respect to these securities prior to the receipt of cash payments. Because a fund will distribute this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the fund will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a

                                     - 10 -

predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      Structured or Hybrid Notes. Each fund may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the fund to gain exposure to the benchmark asset while fixing the maximum loss that it may experience in the event that the security does not perform as expected. Depending on the terms of the note, the fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the fund’s loss cannot exceed this foregone interest and/or principal. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, a fund’s net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the funds’ limitations on investments in illiquid securities.

      Tax-Exempt Securities. Each fund is managed without regard to potential tax consequences. If the adviser believes that tax-exempt securities will provide competitive returns, Fixed Income Fund II may invest up to 5% of its net assets in tax-exempt securities. A fund’s distributions of interest earned from these investments will be taxable. Securitized Fund does not generally invest in tax-exempt securities.

Investment Techniques and Related Risks

      Strategic Transactions. Each fund may, but is not required to, utilize various investment strategies to seek to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed-equity securities, or to seek to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments;
purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and
enter into various currency transactions such as currency forward contracts, cross-currency future contracts, currency futures contracts, currency swaps or options on currencies or currency futures (Securitized Fund) (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be
used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund’s portfolios resulting from securities markets, or currency exchange rate fluctuations, to seek to protect a fund’s unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to

                                     - 11 -

limit its net loss exposure resulting from Strategic Transactions entered into for such purposes. Fixed Income Fund II and Securitized Fund will attempt to limit net loss exposure from Strategic Transaction entered into for non-hedging purposes to not more than 1% and 3%, respectively, of net assets at any one time to the extent necessary, the funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund’s net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that short-term interest rates as indicated in the forward yield curve are too high, a fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated
Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the fund’s net loss exposure.

      The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser’s ability to predict pertinent market and interest rate movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds’ activities involving Strategic Transactions may be limited in order to allow the applicable fund to satisfy the requirements of
Subchapter M of the Code for qualification as a regulated investment company.

      Risks of Strategic Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser’s view as to certain market or interest rate movements is incorrect, the risk that the use of such
Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to a fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency
(Securitized Fund). The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund’s position. The writing of options could significantly increase the fund’s portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain
OTC options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position.
The loss incurred by a fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic
Transactions entered into for non-hedging purposes. Futures markets are highly volatile and the use of futures may increase the volatility of a fund’s net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

                                     - 12 -

      General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund’s assets in special accounts, as described below under "Use of Segregated Accounts."

      A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy
(if the option is exercised), the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. A fund may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
Each fund is authorized to purchase and sell exchange listed options and OTC options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the
OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is in-the-money
(i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A fund’s ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to

                                     - 13 -

the fund at a formula price within seven days. OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund’s obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to each fund’s restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the
Boards of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option transactions only with U.S.
Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poors or Moody’s or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or the debt of which is determined to be of equivalent credit quality by the adviser.

      If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund’s income. The sale (writing) of put options can also provide income.

      The funds may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, asset backed securities, foreign sovereign debt (Securitized Fund only) corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the
OTC markets, and on securities indices, currencies (Securitized Fund only) and futures contracts. All calls sold by a fund must be covered (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, each fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. Even though the fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

      A fund may purchase and sell (write) put options on securities including
U.S. Treasury and agency securities, mortgage backed securities, asset backed securities, foreign sovereign debt (Securitized Fund only), corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies (Securitized Fund only) and futures contracts.
A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations

                                     - 14 -

under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

      Options on Securities Indices and Other Financial Indices. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, each fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

      General Characteristics of Futures. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures.
Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by a fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures
Trading Commission ("CFTC") or on certain foreign exchanges.

      The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser to purchase a financial instrument at a specific time and price.
Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

      A fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that a fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of a fund’s portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically
1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures

                                     - 15 -

contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

      Currency Transactions. Securitized Fund may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Securitized Fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of
A by Standard & Poors or Moody’s, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

      Securitized Fund’s transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom.
Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      Securitized Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to non-hedging transactions or proxy hedging as described below.

      Securitized Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which Securitized Fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold a South Korean government bond and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the
U.S. dollar.

      To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Securitized Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the portfolio securities denominated in linked currencies. For example, if the adviser considers that the Korean won is linked to the Japanese yen, and a portfolio contains securities denominated in won and the adviser believes that the value of won will decline against

                                     - 16 -

the U.S. dollar, the adviser may enter into a contract to sell yen and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to Securitized Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that Securitized Fund is engaging in proxy hedging. If Securitized Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below.

      Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Securitized Fund if the fund is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

      Combined Transactions. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts (Securitized Fund only) and multiple interest rate transactions, structured notes and any combination of futures, options, currency (Securitized Fund only) and interest rate transactions ("component transactions"), instead of a single Strategic
Transaction, as part of a single or combined strategy when, in the opinion of the adviser, it is in the best interests of the funds to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

      Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the funds may enter are interest rate, currency (Securitized Fund) and index swaps and the purchase or sale of related caps, floors and collars. The funds expect to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of a fund’s portfolio, protecting against currency fluctuations (Securitized Fund), as a duration management technique or protecting against an increase in the price of securities a fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, each fund will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes. Fixed Income II and Securitized Fund will attempt to limit net loss exposure from Strategic Transactions entered into for non-hedging purposes to not more than 1% and 3%, respectively, of net assets.

      A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of

                                     - 17 -

principal). A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

      Each fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument) with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poors or Moody’s or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.
Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of a fund’s policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Boards of
Trustees of the Trust have adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Boards of Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for such determinations. The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to each fund’s limitation on investing in illiquid securities.

      Risks of Strategic Transactions Outside the United States. Securitized
Fund may use strategic transactions to seek to hedge against currency exchange rate risks. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in Securitized Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv)
lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the
United States or arbitrage possibilities not available in the United States.

      Use of Segregated Accounts. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the
Strategic Transactions. Each fund will cover Strategic Transactions as required by interpretive positions of the SEC. A fund will not enter into Strategic
Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash

                                     - 18 -

and other liquid assets on the fund’s records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund’s obligation on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

      "When-Issued," "Delayed Delivery" and "Forward Commitment" Securities.
Each fund places no limit on investments in when-issued and delayed delivery securities. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a fund enters into the commitment, but interest will not accrue to the fund until delivery of and payment for the securities. Although a fund will only make commitments to purchase "when-issued" and "delayed delivery"
securities with the intention of actually acquiring the securities, each fund may sell the securities before the settlement date if deemed advisable by the adviser.

      Unless a fund has entered into an offsetting agreement to sell the securities purchased on a when-issued or forward commitment basis, the fund will segregate, on its records or with its custodian, cash or liquid obligations with a market value at least equal to the amount of the fund’s commitment. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s commitment.

      Securities purchased on a "when-issued," "delayed delivery" or "forward commitment" basis may have a market value on delivery which is less than the amount paid by a fund. Changes in market value may be based upon the public’s perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and
"forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

      Repurchase Agreements. Fixed Income Fund II and Securitized Fund may each invest up to 15% of net assets in repurchase agreements.

      A repurchase agreement is an agreement under which a fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the fund and is unrelated to the interest rate on the instruments. The instruments acquired by a fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the fund’s custodian bank until they are repurchased. In evaluating whether to enter into a repurchase agreement, the adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Board of Trustees of the Trust.

      The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a fund at a time when their market value has declined, the fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a

                                     - 19 -

fund are collateral for a loan by the fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a fund may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

      Reverse Repurchase Agreements. In a reverse repurchase agreement a fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the fund enters into a reverse repurchase agreement, it will establish a segregated account containing cash or liquid assets having a value not less than the repurchase price (including accrued interest) that is marked to market daily. Reverse repurchase agreements involve the risks that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price or that the counterparty may default on its obligation to resell the securities. The staff of the Securities and Exchange
Commission ("SEC") considers reverse repurchase agreements to be borrowings by a fund under the Investment Company Act of 1940 ("1940 Act"). A fund intends to enter into reverse repurchase agreements to provide cash to satisfy redemption requests and avoid liquidating securities during unfavorable market conditions.

      Forward Roll Transactions. To seek to enhance current income, each fund may invest in forward roll transactions involving mortgage-backed securities.
Each fund places no limit on investments in forward roll transactions. In a forward roll transaction, a fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold.
Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the fund which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time that a fund enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

      Leverage. The use of forward roll transactions and reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction or reverse repurchase agreement) to increase the net asset value of a fund faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to a fund, the net asset value of the fund would fall faster than would otherwise be the case.

      Short Sales. Securitized Fund may engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of that security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must segregate cash or liquid assets on its records or in a segregated account with the fund’s custodian that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if,

                                     - 20 -

after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of net assets for Securitized
Fund.

      Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain SMBS, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

      The Boards of Trustees have adopted guidelines and delegated to the advisers the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Boards of Trustees, however, retain oversight and are ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      Money Market Instruments and Repurchase Agreements. Money market instruments include short-term U.S. and foreign (except Fixed Income Fund II)
Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances and repurchase agreements.

      U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States and securities issued by agencies and instrumentalities of the U.S. Government which may be guaranteed by the U.S. Treasury or supported by the issuer’s right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S.
Government include, but are not limited to, Federal Land Banks, the Federal Farm
Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit
Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

      Investments in commercial paper by the funds will be rated P-1 by Moody’s or A-1 by Standard & Poors or Duff-1 by Duff, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, judged by the adviser to be of equivalent quality to the securities so rated.

      Temporary Defensive Investments. Each fund may maintain cash balances and purchase money market instruments for cash management and liquidity purposes.
Each fund may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating-rate notes and repurchase agreements.

      Portfolio Turnover. It is not the policy of any of the funds to purchase or sell securities for trading purposes. However, each fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held. A fund may therefore generally change its portfolio investments at any time in accordance with the adviser’s appraisal of factors affecting any particular issuer or market, or the economy in general. A rate of turnover of 100% would occur if the

                                     - 21 -

value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which are taxable to a fund’s shareholders as ordinary income.

      Portfolio Diversification and Concentration. Each fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the fund’s total assets may be invested in the securities of a single issuer and (ii) each fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The funds will not concentrate (invest 25%
or more of their total assets) in the securities of issuers in any one industry.
The Funds’ policies concerning diversification (except Fixed Income Fund II) and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

      The funds have adopted the following fundamental policies. Each fund’s fundamental policies cannot be changed unless the change is approved by the
"vote of a majority of the outstanding voting securities" of the fund, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund.

Standish Fixed Income Fund II

      As a matter of fundamental policy, Fixed Income Fund II may not:

1.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S.
      Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2.    Issue senior securities, except as permitted by paragraphs 3, 7 and 8 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund’s investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3.    Borrow money, except (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund’s total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, and (iv) the fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

                                     - 22 -

5.    Purchase or sell real estate except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6.    Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7.    Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund’s investment policies.

8.    Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund’s investment policies up to 33 1/3% of the fund’s total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’
      acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

      For purposes of the fundamental investment restriction (1) regarding industry concentration, the adviser generally classifies issuers by industry in accordance with classifications set forth in the Directory of Companies Filing
Annual Reports With The Securities and Exchange Commission. In the absence of such classification or if the adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

      The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The fund may not:

a.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b.    Purchase securities of any other investment company except to the extent permitted by the 1940 Act.

c.    Invest more than 15% of its net assets in securities which are illiquid.

d.    Purchase additional securities if the fund’s borrowings exceed 5% of its net assets.

Securitized Fund

      As a matter of fundamental policy, Securitized Fund may not:

                                     - 23 -

1.    Invest, with respect to at least 75% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

2.    Issue senior securities, borrow money or securities or pledge or mortgage its assets, except that the fund may (a) borrow money from banks as a temporary measure for extraordinary or emergency purposes (but not for investment purposes) in an amount up to 15% of the current value of its total assets, (b) enter into forward roll transactions, and (c) pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding bank borrowings exceed 5% of the current value of its total assets.

3.    Lend portfolio securities, except that the fund may enter into repurchase agreements with respect to 15% of the value of its net assets.

4.    Invest more than 25% of the current value of its total assets in any single industry except the real estate industry.

5.    Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the fund may be deemed to be an underwriter under the Securities Act of 1933.

6.    Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7.    Purchase or sell commodities, commodity contracts, or real estate, except that the fund may purchase and sell obligations which are secured by real estate or by mortgages on real estate, securities of issuers which invest or deal in real estate, or have a call on real estate or are convertible into real estate, and the fund may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

8.    Purchase the securities of other investment companies, except that the fund may make such a purchase (a) in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker’s commission), provided that immediately thereafter (i) not more than 10% of the fund’s total assets would be invested in such securities,
      (ii) not more than 5% of the fund’s total assets would be invested in the securities of any one investment company, and (iii) not more than 3% of the voting stock of any one investment company would be owned by the fund, or (b) as part of a merger, consolidation, or acquisition of assets.

      The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The fund may not:

a.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b.    Invest more than 15% of its net assets in securities which are illiquid.

      If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio’s or a fund’s assets will not constitute a violation of the restriction.

                                     - 24 -

                         CALCULATION OF PERFORMANCE DATA

      As indicated in the Prospectus, each fund may, from time to time, advertise certain total return and yield information. The average annual total return of a fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the funds’ average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of
$1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

      The funds’ yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the funds, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

                          Yield = 2[(A - B + 1)^6 - 1]
                                     -----
                                      CD

      Where:

      A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends; D=the maximum offering price per share (net asset value) on the last day of the period.

      The funds may also quote non-standardized yield, such as yield-to-maturity
("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the funds account for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period.

      In addition, each fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or
(ii) not to amortize the discount or premium remaining on a security.

      The funds’ average annual total return for the one-, five- and ten-year
(or life-of-fund, if shorter) periods ended December 31, 1999 and average annualized yield for the 30-day period ended December 31, 1999 were as follows:

                                     - 25 -

                           Average Annual Total Return

Fund                             1-Year       5-Year      10-Year      Yield
----                             ------       ------      -------      -----
Fixed Income Fund II             (.17)%       N/A(1)       N/A %       6.92%
Securitized Fund                 (.35)%        7.34        7.48%       6.95%

---------------------------
(1)   Fixed Income Fund II commenced operations on July 3, 1995.

      These performance quotations should not be considered as representative of any fund’s performance for any specified period in the future.

      In addition to average annual return quotations, the funds may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis as follows:

Fixed Income Fund II

         Quarter/Year                Net              Gross
         ----------------------------------------------------------

         3Q95                        1.35%             1.44%
         4Q95                        4.38              4.48
         1995                        5.79              5.97
         1Q96                       (1.90)            (1.81)
         2Q96                        0.39              0.48
         3Q96                        2.18              2.28
         4Q96                        3.12              3.21
         1996                        3.77              4.15
         1Q97                       (0.49)            (0.40)
         2Q97                        3.65              3.74
         3Q97                        3.30              3.39
         4Q97                        1.92              2.01
         1997                        8.59              8.97
         1Q98                        1.72              1.81
         2Q98                        1.82              1.92
         3Q98                        1.87              1.96
         4Q98                       (0.57)            (0.48)
         1998                        4.91              5.28
         1Q99                        0.27              0.36
         2Q99                       (0.84)            (0.75)
         3Q99                        0.22              0.31
         4Q99                        0.19              0.28
         1999                       (0.17)             0.19

Securitized Fund

         Quarter/Year                Net              Gross
         ----------------------------------------------------------

         3Q89                        0.00%            (0.04)%
         4Q89                        4.01              4.17
         1989                        4.01              4.21

                                     - 26 -

         1Q90                        0.45              0.57
         2Q90                        3.58              3.69
         3Q90                        1.29              1.40
         4Q90                        5.79              5.91
         1990                       11.49             11.99
         1Q91                        2.89              3.00
         2Q91                        1.84              1.95
         3Q91                        5.16              5.27
         4Q91                        4.90              5.03
         1991                       15.57             16.10
         1Q92                       (1.58)            (1.47)
         2Q92                        4.38              4.49
         3Q92                        1.80              1.91
         4Q92                       (0.49)            (0.38)
         1992                        4.07              4.52
         1Q93                        4.37              4.48
         2Q93                        2.56              2.67
         3Q93                        2.38              2.49
         4Q93                        0.38              0.49
         1993                       10.02             10.48
         1Q94                       (2.53)            (2.42)
         2Q94                       (0.83)            (0.72)
         3Q94                        0.89              1.00
         4Q94                        0.338)            0.447)
         1994                       (2.16)            (1.72)
         1Q95                        4.78              4.89
         2Q95                        5.31              5.43
         3Q95                        2.16              2.27
         4Q95                        3.19              3.32
         1995                       16.32             16.85
         1Q96                       (1.23)            (1.11)
         2Q96                        0.51              0.62
         3Q96                        2.09              2.22
         4Q96                        3.03              3.14
         1996                        4.41              4.91
         1Q97                       (0.57)            (0.46)
         2Q97                        3.72              3.85
         3Q97                        3.48              3.61
         4Q97                        2.60              2.72
         1997                        9.50             10.01
         1Q98                        1.49              1.60
         2Q98                        2.53              2.65
         3Q98                        3.88              4.00
         4Q98                       (0.52)            (0.40)
         1998                        7.53              8.03
         1Q99                        0.10              0.21
         2Q99                       (0.79)            (0.67)
         3Q99                        0.51              0.63
         4Q99                       (0.17)            (0.05)
         1999                       (0.35)             0.12

                                     - 27 -

      These performance quotations should not be considered as representative of a fund’s performance for any specified period in the future. Each fund’s performance may be compared in sales literature and advertisements to the performance of other mutual funds and separately managed discretionary accounts
(including private investment companies) having similar objectives or to standardized indices or other measures of investment performance. In particular,
Fixed Income Fund II may compare its performance to the Lehman
Government/Corporate Index, which is generally considered to be representative of the performance of all domestic, dollar denominated, fixed rate, investment grade bonds, and the Lehman Brothers Aggregate Index which is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage
Backed Securities Index and Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds. Securitized Fund may compare its performance to the
Lehman Brothers Aggregate Index and the Lehman Brothers Mortgage Index. The
Lehman Brothers Mortgage Index is considered to be representative of the performance if fixed rate securitized mortgage pools of GNMA, FNMA and FHLNC securities. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare a fund’s past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers of the Trust

      The Board of Trustees has established the investment objective and policies which govern each fund’s operation. The Board has appointed officers of the Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. All executive officers of the Trust are affiliates of Standish, Ayer &
Wood, Inc.

                                                                                         Principal Occupation
Name, Address and Date of Birth                 Position Held With Trust                  During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
*D. Barr Clayson, 7/29/35                      Trustee and Vice President                 Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                      Standish, Ayer & Wood, Inc.;
One Financial Center                                                                Chairman and Director, Standish
Boston, MA  02111                                                                International Management Company, LLC

Samuel C. Fleming, 9/30/40                               Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                                         and Chief Executive Officer,
1100 Winter Street                                                                     Decision Resources, Inc.;
Waltham, MA  02451                                                              Trustee, Cornell University; Director,
                                                                                            CareGroup Inc.

                                     - 28 -

                                                                                         Principal Occupation
Name, Address and Date of Birth                 Position Held With Trust                  During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman, 8/5/44                             Trustee                         William Joseph Maier,
c/o Harvard University                                                              Professor of Political Economy,
Cambridge, MA  02138                                                                      Harvard University

John H. Hewitt, 4/11/35                                  Trustee                   Trustee, The Peabody Foundation;
P.O. Box 233                                                                         Trustee, Mertens House, Inc.
New London, NH  03257

*Edward H. Ladd, 1/3/38                        Trustee and Vice President              Chairman of the Board and
c/o Standish, Ayer & Wood, Inc.                                                   Managing Director, Standish, Ayer &
One Financial Center                                                                          Wood, Inc.;
Boston, MA  02111                                                                 Director of Standish International
                                                                                        Management Company, LLC

Caleb Loring III, 11/14/43                               Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                                        (family investment trust office);
400 Essex Street                                                                  Director, Holyoke Mutual Insurance
Beverly, MA  01915                                                                 Company; Director, Carter Family
                                                                                  Corporation; Board Member, Gordon-
                                                                                Conwell Theological Seminary; Chairman
                                                                                of the Advisory Board, Salvation Army;
                                                                                     Chairman, Vision New England

*Richard S. Wood, 5/21/54                         President and Trustee           Managing Director, Standish, Ayer &
c/o Standish, Ayer & Wood, Inc.                                                               Wood, Inc.;
One Financial Center                                                            Executive Vice President and Director,
Boston, MA  02111                                                                  Standish International Management
                                                                                             Company, LLC

James E. Hollis III, 11/21/48                   Executive Vice President         Director, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Anne P. Herrmann, 1/26/56                     Vice President and Secretary           Assistant Vice President and
c/o Standish, Ayer & Wood, Inc.                                                   Senior Fund Administration Manager,
One Financial Center                                                                  Standish, Ayer & Wood, Inc.
Boston, MA  02111

Paul G. Martins, 3/10/56                      Vice President and Treasurer     Vice President of Finance, Standish, Ayer
c/o Standish, Ayer & Wood, Inc.                                                    & Wood, Inc. since October 1996;
One Financial Center                                                           formerly Senior Vice President, Treasurer
Boston, MA  02111                                                               and Chief Financial Officer of Liberty
                                                                                         Financial Bank Group

                                     - 29 -

                                                                                         Principal Occupation
Name, Address and Date of Birth                 Position Held With Trust                  During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield, 7/6/56                          Vice President                Associate Director and Compliance
c/o Standish, Ayer & Wood, Inc.                                                  Officer, Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Denise B. Kneeland, 8/19/51                          Vice President               Vice President and Manager, Mutual
c/o Standish, Ayer & Wood, Inc.                                                            Funds Operations,
One Financial Center                                                                  Standish, Ayer & Wood, Inc.
Boston, MA  02111

Tami M. Pester, 10/29/67                             Vice President               Assistant Vice President, Assistant
c/o Standish, Ayer & Wood, Inc.                                               Compliance Manager and Compliance Officer,
One Financial Center                                                                        Standish, Ayer
Boston, MA  02111                                                                 & Wood, Inc. since 1998; Compliance
                                                                                               Officer,
                                                                                     State Street Global Advisors

Rosalind J. Lillo, 2/6/38                            Vice President                   Broker/Dealer Administrator
c/o Standish, Ayer & Wood, Inc.                                                    Standish, Ayer & Wood, Inc. since
One Financial Center                                                               October 1995; formerly Compliance
Boston, MA  02111                                                             Administrator, New England Securities Corp.

Deborah Rafferty-Maple, 1/4/69                       Vice President               Assistant Vice President, Financial
c/o Standish, Ayer & Wood, Inc.                                                                 Planner
One Financial Center                                                              and Registered Investment Networks
Boston, MA  02111                                                              Marketing Manager, Standish, Ayer & Wood,
                                                                                                 Inc.
                                                     Vice President                  Client Service Professional,
Lisa Kane, 6/25/70                                                                    Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Steven M. Anderson, 7/14/65                          Vice President                    Mutual Funds Controller,
c/o Standish, Ayer & Wood, Inc.                                                       Standish, Ayer & Wood, Inc.
One Financial Center                                                                      since April, 1998;
Boston, MA  02111                                                                 formerly Independent Consultant for
                                                                                    Banking and Financial Services

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers

      The Trust does not pay compensation to the trustees of the Trust that are affiliated with Standish or to the Trust’s officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds’ shares) with the Trust or the advisers during the year ended December 31, 1999, except that certain trustees and officers who are directors and shareholders of Standish, may from time to time, purchase additional shares of common stock of Standish.

                                     - 30 -

      The following table sets forth all compensation paid to the Trust’s trustees as of the funds’ fiscal years ended December 31, 1999: [SAW: Please provide]

                      Aggregate Compensation from the Funds

                                                                Pension or
                                                                Retirement      Total Compensation
                                  Fixed                     Benefits Accrued      from Funds and
                                 Income      Securitized    as Part of Funds’    Portfolio & Other
Name of Trustee                  Fund II        Fund             Expense         Funds in Complex*
----------------------------------------------------------------------------------------------------
Samuel C. Fleming                 $1,661       $1,088               $0                $57,000
Richard S. Wood                       $0           $0               $0                     $0
John H. Hewitt                    $1,720       $1,121               $0                $62,000
Edward H. Ladd                        $0           $0               $0                     $0
D. Barr Clayson                       $0           $0               $0                     $0
Caleb Loring, III                 $1,661       $1,088               $0                $57,000
Benjamin M. Friedman              $1,661       $1,088               $0                $57,000

* As of the date of this Statement of Additional Information there were 24 funds in the fund complex.

Certain Shareholders

      At April 14, 2000, trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each fund. Also at that date, no person owned beneficially or of record 5% or more of the then outstanding shares of any fund except:

Fixed Income Fund II

                                                             Percentage of
Name and Address                                             Outstanding Shares
--------------------------------------------------------------------------------
Exeter Health Resources, Inc.                                53.19%*
10 Buzell Avenue
Exeter, NH 03833

Winthrop Rockefeller Trust                                   12.46%
2230 Cottondale Lane
Little Rock, AR 72202

Miss Porter’s School                                         11.50%
60 Main Street
Farmington, CT 06032

Exeter Health Resources, Inc.                                8.25%
10 Buzell Avenue
Exeter, NH 03833

                                     - 31 -

Savings Program for Employees of Certain                     5.23%
Employers at the U.S. Dept. of Energy Facilities at
Oakridge, TN
104 Union Valley Road
Oak Ridge, TN 37830

Securitized Fund

                                                             Percentage of
Name and Address                                             Outstanding Shares
--------------------------------------------------------------------------------

Factory Mutual Insurance Co.                                 65.46%*
225 Wyman Street
P.O. Box 9198
Waltham, MA 02454

The Colonial Williamsburg Pension                            20.96%
143 North Henry Street
Williamsburg, VA 23185

Allendale Insurance Co.                                      7.57%
FM Global Pension Plan
225 Wyman Street
P.O. Box 9198
Waltham, MA 02454

      *Because the shareholder beneficially owned more than 25% of the then outstanding shares of the indicated Fund, the shareholder was considered to control such fund. As a controlling person, the shareholder may be able to determine whether a proposal submitted to the shareholders of such fund will be approved or disapproved.

Investment Adviser

      Standish serves as the adviser to the funds pursuant to written investment advisory agreements. Standish is a Massachusetts corporation organized in 1933 and is registered under the Investment advisers Act of 1940.

      The following, constituting all of the Directors and all of the shareholders of Standish, are Standish controlling persons: Caleb F. Aldrich,
Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, D. Barr Clayson,
Lavina B. Chase, W. Charles Cook, Joseph M. Corrado, Richard C. Doll, Dolores S.
Driscoll, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H.
Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Catherine A.
Powers, Howard B. Rubin, Austin C. Smith, Thomas P. Sorbo, David C. Stuehr,
Ralph S. Tate, Michael W. Thompson and Richard S. Wood.

      Subject to the supervision and direction of the trustees of the Trust , the adviser recommends investment decisions, places orders to purchase and sell securities and permits the funds to use the name "Standish." In addition to those services, the adviser provides the funds with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreements, the adviser is paid a fee based upon a percentage of

                                     - 32 -

the applicable fund’s average daily net asset value computed as set forth below.
The advisory fees are payable monthly.

                                        Contractual Advisory Fee Rate (as a
      Fund                              percentage of average daily net assets)
      --------------------------        ----------------------------------------

      Fixed Income Fund II              0.40%
      Securitized Fund                  0.25%

      During the last three fiscal years ended December 31, the funds paid advisory fees in the following amounts: [SAW: Please provide]

Fund                                     1997            1998            1999
----                                     ----            ----            ----

Fixed Income Fund II                  $200,481(1)     $305,342(1)     281,324(1)
Securitized Fund                      $118,095(2)     $100,997(2)     106,235(2)

(1)   The adviser voluntarily agreed not to impose all or a portion of its advisory fee for the fiscal years ended December 31, 1997, 1998 and 1999 in the amounts of $172,825, $165,457 and $174,928, respectively..
(2)   For the fiscal years ended December 31, 1997, 1998 and 1999, the adviser voluntarily agreed not to impose a portion of its fee in the amounts of
      $55,412, $45,491 and $67,083, respectively.

      Pursuant to the investment advisory agreements, each fund bears expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the funds will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and trustees’ fees and expenses.

      Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year but only so long as each such continuance is approved annually (i) by either the trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the applicable fund, and, in either event (ii) by vote of a majority of the trustees of the Trust (as applicable) who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the applicable fund or by the adviser, on sixty days’ written notice to the other parties. The investment advisory agreements terminate in the event of their assignment as defined in the 1940 Act.

      In an attempt to avoid any potential conflict with portfolio transactions for the fund, the Trust, the adviser and the Principal Underwriter have each adopted a Code of Ethics which are designed to maintain a high standard of personal conduct by directing that all personnel place the interests of the fund and its shareholders ahead of their own when effecting personal securities transactions. While the codes do permit personnel to invest in securities for their own accounts, the codes impose extensive restrictions on personal securities trading including the pre-clearance of all personal securities transactions and a prohibition of purchasing during initial public offerings of securities. Each code is on public file with, and is available from, the SEC.

                                     - 33 -

Distributor of the Funds

      Standish Fund Distributors, L.P. (the "Principal Underwriter"), an
affiliate of the adviser, serves as the Trust’s exclusive principal underwriter and holds itself available to receive purchase orders for the fund’s shares. In that capacity, Standish Fund Distributors has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each fund’s shares in accordance with the terms of the Underwriting Agreement between the
Trust and the Standish Fund Distributors. Pursuant to the Underwriting
Agreement, the Standish Fund Distributors has agreed to use its best efforts to obtain orders for the continuous offering of fund’s shares. The Standish Fund
Distributors receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund’s outstanding shares or by the trustees of the Trust or (ii) by a vote of a majority of the trustees of the Trust who are not "interested persons"
(as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The
Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the trustees of the Trust, a vote of a majority of the trustees who are not "interested persons" of the Trust, or, with respect to a fund, by a vote of the holders of a majority of the applicable fund’s outstanding shares, in any case without payment of any penalty on not more than
60 days’ written notice to the other party. The offices of the Standish Fund
Distributors are located at One Financial Center, 26th Floor, Boston,
Massachusetts 02111.

                        PURCHASE AND REDEMPTION OF SHARES

      Detailed information on purchase and redemption of shares is included in the prospectus.

      In addition to Standish Fund Distributors and other agents of the Trust, each fund has authorized one or more brokers and dealers to accept on its behalf orders for the purchase and redemption of fund shares. Under certain conditions, such authorized brokers and dealers may designate other intermediaries to accept orders for the purchase and redemption of fund shares. In accordance with a position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders are considered to have been received by a fund when accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee. Also in accordance with the position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders will receive the appropriate fund’s net asset value per share next computed after the purchase or redemption order is accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee.

      The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission may permit for the protection of shareholders of the funds.

      The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities distributed upon redemption of fund shares will be valued at their then current market value. The
Trust, on behalf of each of its series, has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund’s obligation to make cash redemption payments to any shareholder

                                     - 34 -

during any 90-day period to the lesser of $250,000 or 1% of the fund’s net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

      The adviser is responsible for placing each fund’s portfolio transactions and will do so in a manner deemed fair and reasonable to the funds and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the respective fund. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the funds effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the funds generating the soft dollar credits. The investment advisory fees paid by the funds under the investment advisory agreements will not be reduced as a result of the adviser’s receipt of research services.

      The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the funds.
In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for a fund may be aggregated with those to be sold or purchased for other investment clients of the adviser and the adviser’s personnel in order to obtain best execution.

      Because most of the funds’ securities transactions are effected on a principal basis involving a "spread" or "dealer mark-up," the funds have not paid any brokerage commissions during the past three years.

                        DETERMINATION OF NET ASSET VALUE

      Each fund’s net asset value is calculated each business day on which the
New York Stock Exchange is open. Currently, the New York Stock Exchange is not open on weekends, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day,
Good Friday, Memorial Day, Independence Day, Labor

                                     - 35 -

Day, Thanksgiving Day and Christmas Day. The net asset value of a fund’s shares is determined as of the close of regular trading on the New York Stock Exchange
(normally 4:00 p.m., New York City time). If the New York Stock Exchange closes early, the calculation of net asset value will be accelerated to the actual closing time. Net asset value is computed by dividing the value of all securities and other assets of the fund , less all liabilities by the number of fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

      Portfolio securities are valued at the last sales prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price.
Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the trustees.

      Portfolio securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by the adviser in accordance with procedures approved by the trustees, which may include the use of yield equivalents or matrix pricing.

      Money market instruments with less than sixty days remaining to maturity when acquired by a fund are valued on an amortized cost basis. If the fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the
New York Stock Exchange. If a security’s primary exchange is outside the U.S., the value of such security used in computing the net asset value of a fund’s shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock
Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the New York Stock Exchange and will therefore not be reflected in the computation of the funds’ net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the trustees of the Trust.

                           THE FUNDS AND THEIR SHARES

      Each fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and
Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each fund. Each share of a fund represents an equal proportionate interest in the respective fund with each other share and is entitled to such dividends and distributions as are declared by the trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.

                                     - 36 -

      Pursuant to the Declaration, the trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The trustees have established other series of the Trust. Pursuant to the
Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this SAI, the trustees do not have any plan to establish multiple classes of shares for the funds. Pursuant to the
Declaration of Trust and subject to shareholder approval (if then required by applicable law), the trustees may authorize each fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund.

      All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

      Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the
Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the
Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                                    TAXATION

      Each series of the Trust, including each fund, is treated as a separate entity for U.S. federal income tax purposes. Each fund presently has elected to be treated, has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, each fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

      In order to qualify as a regulated investment company under Subchapter M, each fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% Income Test") and satisfy certain annual distribution and quarterly diversification requirements.

      Each fund will be subject to a 4% non deductible federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements in a timely manner. Certain distributions made in order to satisfy the Code’s distribution requirements may be declared by the funds as of a record date in

                                     - 37 -

October, November or December of the year but paid during the following January.
Such distributions will be treated for federal income tax purposes as received by shareholders as if received on December 31 of the year in which the distributions are declared, rather than the year in which the distributions are received.

      For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares in a fund.
Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are treated as long-term capital gain for federal income tax purposes without regard to the length of time shares of the fund have been held.

      If, as anticipated, each fund continues to qualify as regulated investment companies under the Code, each fund will not be required to pay any
Massachusetts income, corporate excise or franchise taxes.

      Each fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, a fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund. Fixed Income Fund II has accumulated capital loss carryforwards in the amount of $2,806,245 which expire on December 31 of 2007.
Securitized Fund has accumulated capital loss carryforwards in the amounts of
$803,341, $234,501, $656,610 which expire on December 31 of 2002, 2004 and 2007, respectively.

      If a fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, other securities with original issue discount (or with market discount if a fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a fund must distribute, at least annually, all or substantially all of its net income to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the distribution requirements.

      Certain options, futures contracts or currency forward transactions entered into by a fund may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a fund and allocable to the corresponding fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to
Section 988 of the Code, as described below, and may accordingly produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other
Strategic Transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a fund’s risk of loss is substantially

                                     - 38 -

diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Portfolio or fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s distributions to shareholders. Each fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to certain structured or hybrid securities, dollar rolls, currency swaps, and interest rate swaps, caps, floors and collars are unclear in certain respects, and a fund will limit its transactions in these instruments so that each can account for these instruments in a manner that is intended to allow the funds to continue to qualify as regulated investment companies. Due to possible unfavorable consequences under present tax law, each fund does not currently intend to acquire "residual"
interests in real estate mortgage investment conduits ("REMICs"), although the funds may acquire "regular" interests in REMICs.

      Foreign exchange gains and losses realized by Securitized Fund in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the
Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. Under future regulations, any such transactions that are not directly related to a fund’s investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the funds or their shareholders in future years.

      In some countries, restrictions on repatriation may make it difficult or impossible for a fund to obtain cash corresponding to its earnings from such countries, which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

      Securitized Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to their investments in foreign securities, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in Securitized Fund would be entitled to claim U.S.
foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the fund’s total assets at the close of any taxable year were to consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue
Service. Because the investments of the Securitized Fund are such that the fund expects that it will not meet this 50% requirement, shareholders of the fund generally will not directly take into account the foreign taxes, if any, paid by
Securitized Fund, and will not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts the Securitized Fund would otherwise have available to distribute.

      Qualified foreign taxes generally include taxes that would be treated as income taxable under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes. If the
Securitized Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as

                                     - 39 -

foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Securitized Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder’s pro rata share of qualified foreign taxes paid by the fund and
(ii) the portion of fund dividends which represents income from each foreign country.

      If the Securitized Fund acquires any equity interest (including, under future regulations, not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), a fund could be subject to federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or on gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax.
Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the funds to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Securitized Fund may limit and/or manage its holdings, if any, in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

      Investment in debt obligations by a fund that are at risk of or in default presents special tax issues for the applicable fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund, in the event that it invests in such securities, in order to seek to ensure that the fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

      A fund’s distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent a fund earned dividend income from stock investments in U.S. domestic corporations. The funds are permitted to acquire stocks of U.S. domestic corporations, and it is therefore possible that a small portion of a fund’s distributions, from the dividends attributable to such preferred stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder’s liability for alternative minimum tax and/or result in basis reductions and other consequences in certain circumstances.

      At the time of an investor’s purchase of fund shares, a portion of the purchase price may be attributable to undistributed taxable income and/or realized or unrealized appreciation in the fund’s portfolio. Consequently, subsequent distributions by a fund with respect to such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

                                     - 40 -

      Upon a redemption or other disposition of shares of the funds in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder’s tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. Any loss realized on a redemption or other disposition may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions)
within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the shares. In such a case, the disallowed portion of the loss generally would be included in the federal tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized or other disposition upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

      The foregoing discussion relates solely to U.S. federal income tax law consequences for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates), and who are subject to U.S. federal income tax. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, financial institutions, and securities dealers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, of any such obligations, as well as the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances.

      Federal law requires that each fund withhold (as "backup withholding") 31%
of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement shareholders must certify on their Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer
Identification Number they provided is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

      Investors other than U.S. persons may be subject to different U.S.
treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other

                                     - 41 -

payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the fund.

                             ADDITIONAL INFORMATION

      The funds’ prospectuses and this SAI omit certain information contained in the Trust’s registration statement filed with the SEC, which may be obtained from the SEC’s principal office at 450 Fifth Street, N.W., Washington, D.C.
20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission or by accessing the SEC’s Web site at
http://www.sec.gov.

                        EXPERTS AND FINANCIAL STATEMENTS

      Each fund’s financial statements contained in the 1999 Annual Reports of the funds have been audited by PricewaterhouseCoopers LLP, independent accountants, and are incorporated by reference into this SAI. The financial statements for the year ended December 31, 1999 are incorporated by reference from the 1999 Annual Reports, which have previously been sent to shareholders and were filed with the SEC on or about March 6, 2000, 1940 Act File No.
811-04813.

                                     - 42 -

                                    APPENDIX

                         MOODY’S RATINGS DEFINITIONS FOR
                         CORPORATE BONDS AND SOVEREIGN,
                            SUBNATIONAL AND SOVEREIGN
                                 RELATED ISSUES

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements.
Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                            STANDARD & POOR’S RATINGS
                                   DEFINITIONS

      AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.
Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                     - 43 -

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB - Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
BB or BB- rating.

                                STANDARD & POOR’S
                        CHARACTERISTICS OF SOVEREIGN DEBT
                              OF FOREIGN COUNTRIES

      AAA - Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances

      Key players in the global trade and financial system:

      -     Prosperous and resilient economies, high per capita incomes
      -     Low fiscal deficits and government debt, low inflation
      -     Low external debt.

      AA - Stable, predictable governments with demonstrated track record of responding to changing economic and political circumstances

      -     slightly integrated into global trade and financial system
      -     Differ from AAAs only to a small degree because:
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
      -     More variable fiscal deficits, government debt and inflation
      -     Moderate to high external debt.

      A - Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change

      -     Established trend of integration into global trade and financial system
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks), but
      -     Usually rapid growth in output and per capita incomes
      -     Manageable through variable fiscal deficits, government debt and inflation
      -     Usually low but variable debt
      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation

                                     - 44 -

      -     Very high and variable debt, often graduates of Brady plan but track record not well established.

      BBB - Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Economies less prosperous and often more vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     High and variable external debt.

      BB - Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies, but variable
            performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     Very high and variable debt, often graduates of Brady Plan but track record not well established

      In the case of sovereign, subnational and sovereign related issuers, a fund uses the foreign currency or domestic (local) currency rating depending upon how a security in the portfolio is denominated. In the case where a fund holds a security denominated in a domestic (local) currency and one of the rating services does not provide a domestic (local) currency rating for the issuer, the fund will use the foreign currency rating for the issuer; in the case where a fund holds a security denominated in a foreign currency and one of the rating services does not provide a foreign currency rating for the issuer, the fund will treat the security as being unrated.

                          DESCRIPTION OF DUFF & PHELPS
                         RATINGS FOR CORPORATE BONDS AND
                         FOR SOVEREIGN, SUBNATIONAL AND
                            SOVEREIGN RELATED ISSUERS

      AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

      BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

      BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                     - 45 -

      B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating guide.

                            FITCH IBCA INTERNATIONAL
                             LONG-TERM CREDIT RATING
                                   DEFINITIONS

      AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A - Bonds considered to be investment grade and of high credit quality.
The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB - Bonds considered to be investment grade and of good credit quality.
The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB - Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B - Bonds are considered highly speculative. The obligor’s ability to pay interest and repay principal are currently being met, but a limited margin safety remains. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                        FITCH IBAC LONG-TERM RATINGS FOR
                                 NATIONAL ISSUES

      AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

      A - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                                     - 46 -

      BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      BB - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

      B - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.

                                     - 47 -

                                                       [LOGO] STANDISH FUNDS (R)

                              Standish Group of
Prospectus                    Fixed Income Asset Funds
------------------------------------------------------

May 1, 2000           Standish Fixed Income Asset Fund

                      Standish International Fixed Income Fund
                      (Service Class Shares)

                      Standish Global Fixed Income Asset Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]

Standish Group of Fixed Income Asset Funds

                                       2

Risk/Return Summary
--------------------------------------------------------------------------------

Standish, Ayer & Wood, Inc. manages Fixed Income Asset Fund and Standish
International Management Company, LLC (SIMCO), a subsidiary of Standish, manages
International Fixed Income Fund and Global Fixed Income Asset Fund.

Standish and SIMCO believe that discovering pockets of inefficiency is the key to adding value to fixed income investments. Standish and SIMCO focus on identifying undervalued sectors and securities and deemphasize the use of interest rate forecasting. Standish and SIMCO look for fixed income securities with the most potential for added value, such as those with unique structural characteristics or the potential for credit upgrades.

The funds are only available through account administrators that provide omnibus services for groups of individuals who beneficially own fund shares. Omnibus accounts include pension and retirement plans as well as taxable and tax-deferred investing programs that provide personal or account maintenance services to groups of individuals.

Standish was founded in 1933 and, together with SIMCO, currently manages more than $45 billion of assets for a broad range of clients in the U.S. and abroad.

--------------------------------------------------------------------------------

Who may want to invest

The funds may be appropriate for investors:

o     Seeking current income.

o     Seeking to build capital gradually through appreciation and compounding interest.

o     Willing to tolerate fluctuations in bond prices due to interest rate changes.

In addition, for International Fixed Income Fund and Global Fixed Income Asset
Fund:

o     Interested in diversifying their fixed income investments beyond the U.S.
      market.

o     Prepared to accept the risks of investing in foreign and emerging markets, which include political instability, currency fluctuations and illiquidity.

Descriptions of the funds begin on the next page and include more information about each fund’s key investments and strategies, principal risk factors, past performance and expenses.

--------------------------------------------------------------------------------

Mutual fund risks

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    3 Standish Group of Fixed Income Asset Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                                 -----------------------------------------------
                                         Fixed Income Asset Fund
                                 -----------------------------------------------

     Investment objective        Primarily to achieve a high level of current
                                 income, consistent with conserving principal
                                 and liquidity and secondarily to seek capital
                                 appreciation when changes in interest rates
                                 and economic conditions indicate that capital
                                 appreciation may be available without
                                 significant risk to principal.

                                 -----------------------------------------------
          Key investments        The fund invests all of its investable assets
           and strategies        in a Standish master portfolio which invests,
                                 under normal circumstances, at least 65% of
                                 assets in fixed income securities issued by
                                 U.S. and foreign governments and companies.
                                 Except where indicated, this prospectus uses
                                 the term "fund" to mean the fund and its
                                 master portfolio taken together. The fund may
                                 invest up to 20% of assets in non-U.S. dollar
                                 denominated securities of foreign and
                                 emerging market issuers, and no more than 10%
                                 of assets in these foreign currency
                                 denominated securities that have not been
                                 hedged back to the U.S. dollar. The fund may
                                 also invest in interest rate futures
                                 contracts.

                                 -----------------------------------------------
           Credit Quality        The fund invests primarily in investment
                                 grade securities, but may invest up to 15% of
                                 assets in below investment grade securities,
                                 sometimes referred to as junk bonds. The fund
                                 will not invest in securities rated lower
                                 than B at the time of purchase. The adviser
                                 attempts to select fixed income securities
                                 that have the potential to be upgraded.

                                 -----------------------------------------------
         Targeted average        In the range of A to AA/Aa
 portfolio credit quality
                                 -----------------------------------------------
                 Maturity        The fund generally will maintain an average
                                 dollar-weighted effective portfolio maturity
                                 of 5 to 13 years but may invest in individual
                                 securities of any maturity.

                                 -----------------------------------------------
          How investments        The adviser focuses on identifying
             are selected        undervalued sectors and securities and
                                 de-emphasizes the use of an interest rate
                                 forecasting strategy. The adviser looks for
                                 fixed income securities with the most
                                 potential for added value, such as those
                                 involving the potential for credit upgrades,
                                 unique structural characteristics or
                                 innovative features. these characteristics
                                 may also allow for substantial appreciation
                                 over time. Many of these securities have
                                 higher yields and offer more current income
                                 than U.S. government bonds but at heightened
                                 levels of risk. The adviser selects
                                 securities for the fund’s portfolio by:

                                 o Allocating assets among sectors appearing to
                                   have near-term return potential.

                                 o Actively trading among various sectors, such
                                   as corporate, mortgage pass-through,
                                   government agency and asset-backed
                                   securities.

                                 o Buying when a yield spread advantage presents
                                   an opportunity to buy securities cheaply.

                                 -----------------------------------------------
       Principal risks of        Investors could lose money on their
    investing in the fund        investments in the fund or the fund could
                                 perform less well than other possible
                                 investments if any of the following occurs:

                                 o Interest rates rise, which will make the
                                   prices of fixed income securities and the
                                   value of the fund’s portfolio go down.

                                 o The issuer of a security owned by the fund
                                   has its credit rating downgraded or
                                   defaults on its obligation to pay principal
                                   and/or interest. This risk is higher for
                                   below investment grade bonds.

                                 o When interest rates are declining, the issuer
                                   of a security exercises its right to prepay
                                   principal earlier than scheduled, forcing the
                                   fund to reinvest in lower yielding
                                   securities. This is known as call or
                                   prepayment risk.

                                 o When interest rates are rising, the average
                                   life of some securities may extend because of
                                   slower than expected principal payments. This
                                   will lock in a below-market interest rate,
                                   increase the security’s duration and reduce
                                   the value of the security. This is known as
                                   extension risk.

                                 o The adviser’s judgment about the
                                   attractiveness, relative value or potential
                                   appreciation of a particular country,
                                   currency, sector, security or hedging
                                   strategy proves to be incorrect.

                                 o Prices of foreign securities go down because
                                   of unfavorable foreign government actions,
                                   political, economic or market instability or
                                   the absence of accurate information about
                                   foreign companies. A decline in the value of
                                   foreign currencies relative to the U.S.
                                   dollar will reduce the value of securities
                                   held by the fund and denominated in those
                                   currencies. Foreign securities are sometimes
                                   less liquid and harder to value than
                                   securities of U.S. issuers. These risks are
                                   more severe for securities of issuers in
                                   emerging market countries.

                                 o During periods of extreme interest rate
                                   volatility in the fund has difficulty closing
                                   out its position in interest rate futures
                                   contracts or closing out the position at a
                                   price which the adviser believes would be
                                   advantageous to the fund.

Standish Group of Fixed Income Asset Funds  4

--------------------------------------------------------------------------------
             Total return        The bar chart and total return table indicate
              performance        the risks of investing in the fund. The bar
                                 chart shows changes in the performance from
                                 year to year of the fund and an older feeder
                                 fund that invests in the same master
                                 portfolio. See "Master/feeder structure" on
                                 page 17. The total return table shows how the
                                 fund’s and the older feeder fund’s average
                                 annual returns for different calendar periods
                                 compare to those of a widely recognized,
                                 unmanaged index of fixed income securities.
                                 The performance of the older feeder fund has
                                 been reduced to reflect the deduction of the
                                 fund’s 25 basis point account administration
                                 fee. The past performance of the fund and the
                                 older feeder fund does not necessarily
                                 indicate how the fund will perform in the
                                 future.

        Fixed Income Asset Fund

[The following table was depicted as a bar chart in the printed material.]

Calendar Year
   Ended
December 31                Percent

   1990                     8.93
   1991                    17.38
   1992                     6.62
   1993                    14.34
   1994                    -5.12
   1995                    18.25
   1996                     5.21
   1997                     9.27
   1998                     4.33(+)
   1999                   -90.49

Quarterly returns:

Highest: 7.51% in 2nd quarter 1989
Lowest: -90.38% in 1st quarter 1999

+The bar chart shows the performance of the older feeder fund through May 31,
1998 and of Fixed Income Asset Fund from that date to March 1999. Thereafter performance is that of the feeder fund.

Average annual total returns
for selected periods ended December 31, 1999

--------------------------------------------------------------------------------
                                                              Life    Inception
                               1 Year    5 Year    10 Year   of Fund     Date
--------------------------------------------------------------------------------
Fixed Income Asset Fund*       -90.49   -33.01     -14.89    -10.41     6/1/98
--------------------------------------------------------------------------------
Lehman Brothers Aggregate**     -0.83     7.73       7.69      7.85      N/A
--------------------------------------------------------------------------------

* Includes performance of the older feeder fund for the period from March 27,
1987 (inception) to May 31, 1998, adjusted to reflect Fixed Income Asset Fund’s
0.25% account administration fee.

**The Lehman Brothers Aggregate Index is an unmanaged, broad based index of domestic, U.S. dollar denominated, fixed rate investment grade bonds.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on fiscal year                              Fixed Income
ended 12/31/99                                     Asset Fund

Shareholder fees (fees paid
directly from your investment)                        None

Annual fund operating expenses (1,2)
(expenses that are deducted
from fund assets)

   Management fees                                    0.31%

   Distribution (12b-1) fees                          None

   Other expenses                                     0.64%

      Account administration fee                      0.25%

   Total annual fund operating
   expenses                                           1.20%

(1) Because Standish has agreed to cap the fund’s operating expenses, the fund’s actual expenses were:

   Management fees                                    0.31%

   Other expenses                                     0.05%

      Account administration fee                      0.25%

   Total annual fund
   operating expenses                                 0.61%

These caps may be changed or eliminated.

(2) The table and example reflect the combined expenses of the fund and the master fund in which it invests all its assets.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund’s operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          After      After     After    After
                         1 year     3 years   5 years  10 years

Fixed Income Asset Fund   $122       $381      $660     $1,455

                                   5  Standish Group of Fixed Income Asset Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                           -----------------------------------------------------
                                     International Fixed Income Fund
                           -----------------------------------------------------

    Investment objective   To maximize total return while realizing a market
                           level of income consistent with preserving principal
                           and liquidity.

                           -----------------------------------------------------
         Key investments   The fund invests, under normal circumstances, and
              strategies   at least 65% of assets in non-U.S. dollar denominated
                           fixed income securities of foreign governments and
                           companies located in various countries, including
                           emerging markets. The fund always invests in at least
                           5 countries other than the U.S. At times, the fund
                           may invest a substantial part of its assets in any
                           one country. The fund will hedge most, but not
                           necessarily all, of its foreign currency exposure to
                           protect the U.S. dollar value of the fund’s assets.
                           The fund may also invest in interest rate futures
                           contracts.

                           -----------------------------------------------------
          Credit quality   The fund invests primarily in investment grade
                           securities, but may invest up to 15% of assets in
                           below investment grade securities, sometimes referred
                           to as junk bonds. The fund will not invest in
                           securities rated lower than B. The adviser selects
                           fixed income securities that have the potential to be
                           upgraded.

                           -----------------------------------------------------
        Targeted average   In the range of A to AA/Aa
portfolio credit quality
                           -----------------------------------------------------
                Maturity   The fund is not subject to any maturity restrictions.

                           -----------------------------------------------------
         How investments   The adviser focuses on identifying are selected
                           undervalued government bond markets, currencies,
                           sectors and securities and deemphasizes the use of an
                           interest rate forecasting strategy. The adviser looks
                           for fixed income securities with the most potential
                           for added value, such as those involving the
                           potential for credit upgrades, unique structural
                           characteristics or innovative features. The adviser
                           selects securities for the fund’s portfolio by:

                           o Using fundamental economic quantitative analysis
                             to allocate assets among countries and currencies
                             based on a comparative evaluation of interest and
                             inflation rate trends, government fiscal and
                             monetary policies and the credit quality of
                             governmental debt.

                           o Focusing on sectors and individual securities that
                             appear to be relatively undervalued and actively
                             trading among sectors.

                           -----------------------------------------------------
      Principal risks of   Investors could lose money on their investment in the
   investing in the fund   fund or the fund could perform less well than other
                           possible investments if any of the following occurs:

                           o  Interest rates rise, which will make the prices of
                              fixed income securities and the value of the
                              fund’s portfolio go down.

                           o  The issuer of a security owned by the fund has its
                              credit rating downgraded or defaults on its
                              obligation to pay principal and/or interest. This
                              risk is higher for below investment grade bonds.

                           o  When interest rates are declining, the issuer of a
                              security exercises its right to prepay principal
                              earlier than scheduled, forcing the fund to
                              reinvest in lower yielding securities. This is
                              known as call or prepayment risk.

                           o  When interest rates are rising, the average life
                              of some securities may extend because of slower
                              than expected principal payments. This will lock
                              in a below-market interest rate, increase the
                              security’s duration and reduce the value of the
                              security. This is known as extension risk.

                           o  The adviser’s judgment about the attractiveness,
                              relative value or potential appreciation of a
                              particular country, currency, sector, security or
                              hedging strategy proves to be incorrect.

                           o  Prices of foreign securities go down because of
                              unfavorable foreign government actions, political,
                              economic or market instability or the absence of
                              accurate information about foreign companies. A
                              decline in the value of foreign currencies
                              relative to the U.S. dollar will reduce the value
                              of securities held by the fund and denominated in
                              those currencies. Foreign securities are sometimes
                              less liquid and harder to value than securities of
                              U.S. issuers. These risks are more severe for
                              securities of issuers in emerging market
                              countries.

                           o  During periods of extreme interest rate volatility
                              the fund has difficulty closing out its position
                              in interest rate futures contracts or closing out
                              the position at a price which the adviser believes
                              would be advantageous to the fund.

                           -----------------------------------------------------
                           The fund is non-diversified. This means that the fund
                           may invest more of its assets in the securities of a
                           single issuer than diversified funds. To the extent
                           the fund invests more if its assets in a single
                           issuer, the fund’s share price may be adversely
                           affected by events affecting that issuer.

Standish Group of Fixed Income Asset Funds   6

--------------------------------------------------------------------------------

            Total return   The bar chart and total return table indicate
             performance   the risks of investing in the fund. The bar
                           chart shows changes in the performance of the
                           fund’s Institutional Class shares from year
                           to year over the life of that class for the
                           full calendar periods indicated, reduced to
                           reflect the deduction of the 25 basis point
                           service for application to the fund’s service
                           class shares. The total return table shows
                           how average annual returns of Institutional
                           Class shares for different calendar periods
                           compare to those of two widely recognized,
                           unmanaged indices of fixed income securities.
                           Past performance does not indicate how the
                           fund will perform in the future.

 International Fixed Income Fund

[The following table was depicted as a bar chart in the printed material.]

Calendar Year
   Ended
December 31                Percent

   1991                    14.8
   1992                     7.82
   1993                    23.48
   1994                    -9.45
   1995                    17.84
   1996                    14.99
   1997                    11.59
   1998                     8.46
   1999                     0.54

Quarterly returns:

Highest: 9.92% in 3rd quarter 1991
Lowest: -5.84% in 1st quarter 1994

+Institutional Class shares are not offered in this prospectus, but Service
Class shares would have had substantially similar performance over all periods shown. Institutional Class shares and Service Class shares are invested in the same portfolio of securities and annual returns differ only to the extent that each class has different expenses, such as the service class fee applicable to service class shares.

Average annual total returns for selected
periods ended December 31, 1999

-------------------------------------------------------------------------------
                                                        Life of
                                                     Institutional   Inception
                                    1 Year  5 Years      Class        Date*
-------------------------------------------------------------------------------
 International Fixed Income          0.54    10.52       9.60        1/3/91
 Fund (Institutional Class)
-------------------------------------------------------------------------------
 J.P. Morgan Non-U.S. Govt.
 Bond Index (Hedged)**               2.48    11.14       8.90          N/A
-------------------------------------------------------------------------------
 Lehman Brothers Aggregate***       -0.83     7.73       7.56          N/A
-------------------------------------------------------------------------------

*Life of Institutional Class.

**The J.P. Morgan Non-U.S. Government Bond Index (Hedged) is an unmanaged broad based index of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.

*** The Lehman Brothers Aggregate Index is an unmanaged, broad based index of domestic, U.S. dollar denominated, fixed rate investment grade bonds.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Expenses are based on estimates for the current fiscal year.

Based on fiscal year                             International
ended 12/31/99                                   Fixed Income
                                                     Fund
                                                (Service Class)
Shareholder fees (fees paid
directly from your investment)                       None

Annual fund operating expenses
(expenses that are deducted
from fund assets)

   Management fees                                   0.40%

   Distribution (12b-1) fees                         None

   Other expenses                                    1.15%

      Service fee                                    0.25%

   Total annual fund operating
   expenses                                          1.80%

(1) Because Standish has agreed to cap the fund’s operating expenses, the fund’s estimated expenses would have been:

   Management fees                                   0.40%

   Distributioon (12b-1)                             None

   Other expenses                                    0.12%

      Service fee                                    0.25%

   Total annual fund
   operating expenses                                0.77%

These caps may be changed or eliminated.

Expense example

This example is intended to help you compare
the cost of investing in the fund with the
cost of investing in other mutual funds. The
example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund’s operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  After     After     After    After
                                 1 year    3 years   5 years  10 years
International Fixed Income
Fund (Service Class)              $183      $566      $975     $2,116

                                   7  Standish Group of Fixed Income Asset Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                           -----------------------------------------------------
                                      Global Fixed Income Asset Fund
                           -----------------------------------------------------

    Investment objective   To maximize total return while realizing a market
                           level of income consistent with preserving principal
                           and liquidity.

                           -----------------------------------------------------
         Key investments   The fund invests al its investable assets in a
          and strategies   Standish master portfolio which invests, under normal
                           circumstances, at least 65% of assets in U.S. dollar
                           and non-U.S. dollar denominated fixed income
                           securities of governments and companies located in
                           various countries, including emerging markets. Except
                           where indicated, this prospectus uses the term "fund"
                           to mean its master portfolio taken together. The fund
                           generally invests in 8 or more countries, but always
                           invests in at least 3 countries, one of which may be
                           the U.S. At times, the fund may invest a substantial
                           part of its assets in any one country. The fund will
                           hedge most, but not necessarily all, of its foreign
                           currency exposure to protect the U.S. dollar value of
                           the fund’s assets. The fund may also invest in
                           interest rate futures contracts.

                           -----------------------------------------------------
          Credit quality   The fund invests primarily in investment grade
                           securities, but may invest up to 15% of assets in
                           below investment grade securities, sometimes referred
                           to as junk bonds. The fund will not invest in
                           securities rated lower than B. The adviser attempts
                           to select fixed income securities that have the
                           potential to be upgraded.

                           -----------------------------------------------------
        Targeted average   In the range of A to AA/Aa
portfolio credit quality

                           -----------------------------------------------------
                Maturity   The fund is not subject to any maturity restrictions.

                           -----------------------------------------------------
         How investments   The adviser focuses on identifying undervalued
            are selected   government bond markets, currencies, sectors and
                           securities and deemphasizes the use of an interest
                           rate forecasting strategy. The adviser looks for
                           fixed income securities with the most potential for
                           added value, such as those involving the potential
                           for credit upgrades, unique structural
                           characteristics or innovative features. The adviser
                           selects securities for the fund’s portfolio by:

                           o  Using fundamental economic research and
                              quantitative analysis to allocate assets among
                              countries and currencies based on a comparative
                              evaluation of interest rate and inflation trends,
                              government fiscal and monetary policy and the
                              credit quality of governmental debt.

                           o  Focusing on sectors and individual securities that
                              appear to be relatively undervalued and actively
                              trading among sectors.

      Principal risks of   Investors could lose money on their investments in
   investing in the fund   the fund or the fund could perform less well than
                           other possible investments if any of the following
                           occurs:

                           o  Interest rates rise, which will make the prices of
                              fixed income securities and the value of the
                              fund’s portfolio go down.

                           o  The issuer of a security owned by the fund has its
                              credit rating downgraded or defaults on its
                              obligation to pay principal and/or interest. This
                              risk is higher for below investment grade bonds.

                           o  When interest rates are declining, the issuer of a
                              security exercises its right to prepay principal
                              earlier than scheduled, forcing the fund to
                              reinvest in lower yielding securities. This is
                              known as call or prepayment risk.

                           o  When interest rates are rising, the average life
                              of some securities may extend because of slower
                              than expected principal payments. This will lock
                              in a below-market interest rate, increase the
                              security’s duration and reduce the value of the
                              security. This is known as extension risk.

                           o  The adviser’s judgment about the attractiveness,
                              relative value or potential appreciation of a
                              particular country, currency, sector, security or
                              hedging strategy proves to be incorrect.

                           o  Prices of foreign securities go down because of
                              unfavorable foreign government actions, political,
                              economic or market instability or the absence of
                              accurate information about foreign companies. A
                              decline in the value of foreign currencies
                              relative to the U.S. dollar will reduce the value
                              of securities held by the fund and denominated in
                              those currencies. Foreign securities are sometimes
                              less liquid and harder to value than securities of
                              U.S. issuers. These risks are more severe for
                              securities of issuers in emerging market
                              countries.

                           o  During periods of extreme interest rate volatility
                              the fund has difficulty closing out its position
                              in interest rate futures contracts or closing out
                              the position at a price which the adviser believes
                              would be advantageous to the fund.

                           -----------------------------------------------------
                           The fund is non-diversified. This means that the fund
                           may invest more of its assets in the securities of a
                           single issuer than diversified funds. To the extent
                           the fund invests more of its assets in a single
                           issuer, the fund’s share price may be adversely
                           affected by events affecting that issuer.

Standish Group of Fixed Income Asset Funds  8

--------------------------------------------------------------------------------

            Total return   The bar chart and total return table indicate the
             performance   risks of investing in the fund. As of the date of
                           this prospectus, the fund had not begun investment
                           operations. The bar chart shows changes in the
                           performance from year to year of an older feeder fund
                           that invests in the same master portfolio. See
                           "Master/feeder structure" on page 17. The total
                           return table shows how the older feeder fund’s
                           average annual returns for different calendar periods
                           compare to those of a widely recognized, unmanaged
                           index of fixed income securities. The performance of
                           the older feeder fund has been reduced to reflect the
                           deduction of the fund’s 25 basis point account
                           administration fee. The older feeder fund’s past
                           performance does not necessarily indicate how the
                           fund will perform in the future.

  Global Fixed Income Asset Fund

[The following table was depicted as a bar chart in the printed material.]

Calendar Year
   Ended
December 31               Percent

   1994                    -7.31
   1995                    17.84
   1996                    12.75
   1997                    11.41
   1998                     6.71
   1999                    -0.89

Quarterly returns:

Highest: 5.14% in 2nd quarter 1995
Lowest: -4.86% in 1st quarter 1994

Average annual total returns
for selected periods ended December 31, 1999

--------------------------------------------------------------------------------
                                                Life    Inception
                                               1 Year    of Funds        Date
--------------------------------------------------------------------------------
 Global Fixed Income Asset Fund                -0.89       6.40         1/3/94*
--------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond Index**     0.73       7.33            N/A
--------------------------------------------------------------------------------

*Inception date of older feeder fund.

**The J.P. Morgan Global Government Bond Index (Hedged) is an unmanaged broad based index of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Expenses are estimated for the current fiscal year.

Based on the fiscal                          Global Fixed Income
year ended 12/31/99                              Asset Fund
                                                 (unaudited)
Shareholder fees (fees paid
directly from your investment)                      None

Annual fund operating expenses(1,2)
(expenses that are deducted
from fund assets)

   Management fees                                 0.40%

   Distribution (12b-1) fees                        None

   Other expenses                                  0.55%

      Account administration fee                   0.25%

   Total annual fund operating
   expenses                                        1.20%

(1) Because Standish has agreed to cap the fund’s operating expenses, the fund’s estimated expenses would have been:

   Management fees                                 0.40%

   Other expenses                                  0.14%

      Account administration fee                   0.25%

   Total annual fund
   operating expenses                              0.79%

These caps may be changed or eliminated.

(2) The table and example reflect the combined expenses of the fund and the corresponding master fund in which it invests all its assets.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund’s operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          After      After     After    After
                         1 year     3 years   5 years  10 years
Global Fixed Income
Asset Fund                $122       $380      $660     $1,455

                                  9   Standish Group of Fixed Income Asset Funds

The Funds’ Investments and Related Risks
--------------------------------------------------------------------------------

Additional information about the fund’s principal investments

The funds may invest in a wide range of fixed income securities.

Fixed income investments Fixed income investments include bonds, notes
(including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The funds may use mortgage dollar rolls to finance the purchase of additional investments. In a mortgage dollar roll transaction, a fund sells a mortgage-backed security to a financial institution and agrees to repurchase a similar mortgage-backed security at a later date at a price that is agreed upon at the time of the sale. The fund will earn income by investing the proceeds from the sale in short-term securities. Dollar rolls expose a fund to the risk that the return generated by the short-term invstments is lower than the financing cost of the fund’s obligations to repurchase similar securities at the agreed upon date.

Information about the fund’s other investment strategies

International Fixed Income Fund and Global Fixed Income Asset Fund Each fund may invest 10% of assets in emerging markets generally and 3% of assets in any single emerging market. At times the funds invest substantially in fixed income securities of foreign governments or their political subdivisions. This exposes the funds to additional risk if the foreign government is unable or unwilling to repay principal or interest when due.

Credit quality Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund’s minimum acceptable credit rating after their purchase. Each fund’s credit standards also apply to counterparties to OTC derivative contracts.

Standish Group of Fixed Income Asset Funds  10

--------------------------------------------------------------------------------

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of short term debt securities.
If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts Each fund may, but is not required to, use derivative contracts for any of the following purposes:

o     To hedge against adverse changes in the market value of securities held by or to be bought for a fund caused by changing interest rates or currency exchange rates.

o     As a substitute for purchasing or selling securities.

o     To shorten or lengthen the effective maturity or duration of a fund’s portfolio.

o     To enhance a fund’s potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio’s interest rate or currency exposure.
Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund’s portfolio less liquid and harder to value, especially in volatile markets.

Impact of high portfolio turnover Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance.

Investment objective Fixed Income Asset and Global Fixed Income Asset Funds’
investment objective may be changed by the funds’ trustees without shareholder approval.

                                  11  Standish Group of Fixed Income Asset Funds

The Investment Advisers
--------------------------------------------------------------------------------

About Standish and SIMCO

SIMCOand Standish offer a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

Standish was established in 1933 and, together with SIMCO, manages more than $45 billion in assets for institutional and individual investors in the U.S. and abroad. Standish is the adviser to Fixed Income Asset Fund. SIMCO, a limited liability company and wholly owned subsidiary of Standish, was established in
1991. SIMCO is the adviser to International Fixed Income Fund and Global Fixed
Income Asset Fund.

By choice, Standish has remained a privately held investment management firm over its more than 65 year history. Ownership is shared by a limited number of employees, who are the directors of the firm. Standish believes the firm’s organizational structure has helped preserve an entrepreneurial orientation, which reinforces its commitment to investment performance.

Standish believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today’s investment markets, Standish has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish.

Standish and SIMCO rely on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets.
In each market, Standish and SIMCO seek to uncover opportunity by utilizing detailed analysis and thorough adherence to a strict set of disciplines.
Standish and SIMCO use fundamental research to identify a security sufficiently complex as to have been misvalued by more traditional analysis. Standish and
SIMCO use sophisticated quantitative techniques, which may help identify market misvaluations that can be exploited by their portfolio managers.

Standish and SIMCO strive to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, SIMCO and Standish have built a powerful internal network of complimentary resources.

Standish Group of Fixed Income Asset Funds  12

--------------------------------------------------------------------------------

Fund managers

--------------------------------------------------------------------------------
Fund                                 Fund managers         Positions during past
                                                           five years
--------------------------------------------------------------------------------
Fixed Income Asset Fund              Caleb F. Aldrich      Vice president and
of Standish                                                managing director

--------------------------------------------------------------------------------
International Fixed Income Fund      Richard S. Wood       Executive vice
Global Fixed Income Asset Fund                             president and
                                                           director of SIMCO and
                                                           vice president and
                                                           managing director of
                                                           Standish

                                     W. Charles Cook II
                                     (Co-manager           Vice president of
                                     since 1997)           SIMCO and vice
                                                           president and
                                                           director of Standish
--------------------------------------------------------------------------------

Advisory services and fees

SIMCO provides International Fixed Income Fund and Global Fixed Income Asset
Fund and Standish provides Fixed Income Asset Fund with portfolio management and investment research services. Each adviser places orders to buy and sell each fund’s portfolio securities and Standish manages each fund’s business affairs.
The advisers agreed to limit certain funds’ total annual operating expenses
(excluding brokerage commissions, taxes and extraordinary expenses). These agreements are temporary and may be terminated or changed at any time.

--------------------------------------------------------------------------------
                            Annual Advisory Fee Rates
               (as a percentage of the fund’s average net assets)

                                  Actual advisory fee paid   Contractual advisory fee   Current expense limitation*
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Asset Fund                      N/A                    0.40%                Capped at a rate equal to the
                                                                                         total expense ratio of
                                                                                         Standish Fixed Income Fund
                                                                                         plus 0.25%.
-----------------------------------------------------------------------------------------------------------------------
International Fixed Income                   N/A                    0.40%                Capped at a rate equal to the
Fund (Service Class)                                                                     total expense ratio of
                                                                                         Standish International Fixed
                                                                                         Income Fund plus 0.25%.
-----------------------------------------------------------------------------------------------------------------------
Global Fixed Income                          N/A                    0.40%                Capped at a rate equal to the
Asset Fund                                                                               total expense ratio of
                                                                                         Standish Global Fixed Income
                                                                                         Fund plus 0.25%.
-----------------------------------------------------------------------------------------------------------------------

*Current expense limitations represent a voluntary cap on the fund’s total expenses. If the actual advisory fee paid in column one is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by Standish or SIMCO.

                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                        Boston, Massachusetts 02111-2662

                 Standish International Management Company, LLC
                              One Financial Center
                        Boston, Massachusetts 02111-2662

                                  13  Standish Group of Fixed Income Asset Funds

Investment and Account Information
--------------------------------------------------------------------------------

How to purchase            Who may purchase fund shares Only account
shares                     administrators for omnibus accounts may purchase the
                           funds’ shares. Individuals may not purchase shares
                           directly from the funds.

                           o  If you are an individual investing assets in a
                              retirement plan sponsored by your employer,
                              contact your employer to find out how to purchase
                              fund shares.

                           o  If you are an individual investing assets in a
                              self-administered retirement plan, contact your
                              account administrator to find out how to purchase
                              fund shares.

                           Minimum initial investment for each fund is $100,000
                           per omnibus account. This minimum does not apply to
                           investments by individual participants in an omnibus
                           account. Also, this minimum does not apply to omnibus
                           accounts that use Standish or one its affiliates as
                           their investment adviser.

                           All orders to purchase shares received by the
                           distributor or certain account administrators before
                           the close of regular trading on the New York Stock
                           Exchange will be executed at that day’s share price
                           if payment is received by the funds’ custodian by a
                           specified time on the next business day. Orders
                           received after that time will be executed at the next
                           business day’s price. Financial intermediaries acting
                           on a purchaser’s behalf are responsible for
                           transmitting orders to the distributor or its agent
                           by the specified deadline. All orders must be in good
                           form and accompanied by payment. Each fund reserves
                           the right to reject purchase orders or to stop
                           offering its shares without notice to shareholders.

                           -----------------------------------------------------

                           Account administrators should:

                           o  Open an account with the funds by sending to the
                              distributor a completed original account
                              application.

                           o  Transmit electronically or by telephone to the
                              distributor the name of the fund, the dollar
                              amount of shares to be purchased and the
                              applicable account number.

                           o  Wire the purchase price in immediately available
                              funds not later than 3:00 p.m. eastern time on the
                              next business day.

                           -----------------------------------------------------

                                      The distributor’s address is:

                                    Standish Fund Distributors, L.P.
                                              P.O. Box 1407
                                    Boston, Massachusetts 02205-1407
                                           Tel: 1.800.221.4795
                                            Fax: 617.350.0042
                                          Email: funds@saw.com

Standish Group of Fixed Income Asset Funds  14

--------------------------------------------------------------------------------

How to exchange            Account administrators may exchange shares of a fund
shares                     (except International Fixed Income Fund) for shares
                           of any other Standish fund, if the registration of
                           both accounts is identical. Account administrators
                           may exchange Service Class shares of International
                           Fixed Income Fund for Service Class shares of any
                           other Standish fund, if the registration of both
                           accounts is identical. Individuals should contact
                           their employers or account administrators to find out
                           how to exchange fund shares. A fund may refuse any
                           exchange order and may alter, limit or suspend its
                           exchange privilege on 60 days’ notice. Exchange
                           requests will not be honored until the distributor
                           receives payment for the exchanged shares (up to 3
                           business days). An exchange involves a taxable
                           redemption of shares surrendered in the exchange.

                 By mail   -----------------------------------------------------

                           Account administrators should:

                           o  Send a letter of instruction to the distributor
                              signed by each registered account owner.

                           o  Provide the name of the current fund, the fund to
                              exchange into, the class of shares (if applicable)
                              and dollar amount to be exchanged.

                           o  Provide both account numbers.

                           o  Signature guarantees may be required.

            By telephone   -----------------------------------------------------

                           Account administrators should:

                           o  If the account has telephone privileges, call the
                              distributor.

                           o  Provide the name of the current fund, the fund to
                              exchange into, the class of shares (if applicable)
                              and dollar amount to be exchanged.

                           o  Provide both account numbers.

                           o  The distributor may ask for identification and all
                              telephone transactions may be recorded.

How to redeem              All orders to redeem shares received by the
shares                     distributor or its agent before the close of regular
                           trading on the New York Stock Exchange will be
                           executed at that day’s share price. Orders accepted
                           after that time will be executed at the next business
                           day’s price. All redemption orders must be in good
                           form. Each fund has the right to suspend redemptions
                           of shares and to postpone payment of proceeds for up
                           to seven days, as permitted by law. Individuals
                           should contact their employers or account
                           administrators to find out how to redeem fund shares.

                 By mail   -----------------------------------------------------

                           Account administrators should:

                           o  Send a letter of instruction to the distributor
                              signed by each registered account owner.

                           o  State the name of the fund the class of shares (if
                              applicable) and number of shares or dollar amount
                              to be sold.

                           o  Provide the account number.

                           o  Signature guarantees may be required (see page
                              16).

            By telephone   -----------------------------------------------------

                           Account administrators should:

                           o  If the account has telephone privileges, call the
                              distributor.

                           o  Proceeds will be mailed by check payable to the
                              shareholder of record to the address, or wired to
                              the bank as directed, on the account application.

                           o  The distributor may ask for identification and all
                              telephone transactions may be recorded.

                                  15  Standish Group of Fixed Income Asset Funds

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an omnibus account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may notify the account administrator that omnibus account participants should increase the size of the account to $50,000 within 30 days. If the omnibus account does not increase to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the administrator.

In-kind purchases and redemptions. Securities held in an omnibus account may be used to purchase shares of a fund. The adviser will determine if the securities are consistent with the fund’s objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o members of the STAMP program or the Exchange’s Medallion Signature Program

o a broker or securities dealer

o a federal savings, cooperative or other type of bank

o a savings and loan or other thrift institution

o a credit union

o a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, Standish may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus.
Standish will begin mailing prospectuses and shareholder reports to you within
30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund or class, if more than one class is offered. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m.,
New York time) on each day the exchange is open. International Fixed Income Fund calculates the NAV of each class of shares separately. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations.

Foreign markets may be open on days when the U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds declare and distribute dividends from net investment income quarterly. The funds declare and distribute net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Substantially all of a fund’s distributions will be from net investment income.

                                  16  Standish Group of Fixed Income Asset Funds

Fund Details
--------------------------------------------------------------------------------

Taxes

--------------------------------------------------------------------------------
     Transactions                Federal Tax Status (for taxable investors only)
--------------------------------------------------------------------------------

Sales or exchanges of shares.    Usually capital gain or loss. Tax rate depends
                                 on how long shares are held.

--------------------------------------------------------------------------------
Distributions of long term       Taxable as long-term capital gain.
capital gain.

--------------------------------------------------------------------------------
Distributions of short term      Taxable as ordinary income.
capital gain.

--------------------------------------------------------------------------------
Dividends from net investment    Taxable as ordinary income.
income.

--------------------------------------------------------------------------------

Every January, the funds provide information to certain account administrators about the funds’ dividends and distributions, which are taxable even if reinvested, and about the accounts’ redemptions during the previous calendar year. Any account administrator who does not provide the funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Taxable investors should generally avoid investing in a fund shortly before an expected dividend or capital gain distribution. Otherwise, an investor may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder’s investment.

Investors should consult their tax advisers about their own particular tax situations.

--------------------------------------------------------------------------------

Master/feeder structure

Fixed Income Asset and Global Fixed Income Asset Funds are "feeder" funds that invest exclusively in a corresponding "master" portfolios with identical investment objectives. Except where indicated, this prospectus uses the term
"fund" to mean each feeder fund and its master portfolio taken together. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio’s expenses in proportion to their assets.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund’s trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

--------------------------------------------------------------------------------

The funds’ service providers

                              Principal Underwriter
                        Standish Fund Distributors, L.P.

                  Custodian, Transfer Agent and Fund Accountant
                         Investors Bank & Trust Company

                             Independent Accountants
                           PricewaterhouseCoopers LLP

                                  Legal Counsel
                                Hale and Dorr LLP

                                  17  Standish Group of Fixed Income Asset Funds

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table for Fixed Income Asset Fund is intended to help shareholders understand the fund’s financial performance for the past five years, or less if the fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned or lost on an investment in a fund
(assuming reinvestment of all dividends and distributions). The information was audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the fund’s financial statements, are included in the fund’s annual reports (available upon request). Global Fixed Income Asset Fund has not commenced operations as of May 1, 2000 and no financial highlights are available.

Fixed Income Asset Fund

                                                                                        For the period June 1, 1998
                                                                                       (commencement of operations)
                                                                                             to December 31:(1)
Net asset value--beginning of period                                                               $20.00
                                                                                                   ------
Income from investment operations
   Net investment income(1)*                                                                        $0.75
   Net realized and unrealized gain (loss)                                                          (0.49)
                                                                                                   ------
   Total from investment operations                                                                ($0.26)
Less distributions declared to shareholders
   Net asset value--end of period                                                                  $20.26
                                                                                                   ======
Total return(2)                                                                                      1.30%
Ratios (to average daily net assets)/Supplemental data
   Net assets at end of period (000 omitted)                                                       $14
   Expenses(3)                                                                                       0.59%
   Net investment income(3)                                                                          6.30%
   Portfolio turnover

*The investment adviser reimbursed a portion of the fund’s operating expenses.
If this voluntary reduction had not been taken, the net investment income per share would have been:

   Net investment income per share                                                                  $0.24
   Ratios (to average net assets)
   Expenses                                                                                          4.89%
   Net investment income                                                                             2.00%

   (1) Calculated based on average shares outstanding.

   (2) The Fund’s performance benchmark is the Lehman Brothers Aggregate
       Index. See "Calculations of Performance Data" for a description of the index. The average annual total return of this index for each year since the Fund’s inception was as follows (this total return information is not audited).

                                                                                                     1998
Total Return:
    Lehman Brothers Aggregate Index                                                                  8.67%

   (3) Computed on an annualized basis.

Standish Group of Fixed Income Asset Funds  18

--------------------------------------------------------------------------------

                                 19   Standish Group of Fixed Income Asset Funds

For More Information
--------------------------------------------------------------------------------

Standish, Ayer & Wood, Inc. is an independent investment counseling firm that has been managing assets for institutional investors and high net worth individuals, as well as mutual funds, for more than 65 years. Standish offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

For investors who want more information about the Standish group of fixed income asset funds, the following documents are available free upon request.

Annual/Semiannual Reports

Additional information about the funds’ investments is available in the funds’
annual and semiannual reports to shareholders. Each fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference. Investors can get free copies of reports and
SAIs, request other information and discuss their questions about the funds by contacting the funds at:

Standish Funds
P.O. Box 1407
Boston, MA 02205-1407

Telephone: 1.800.729.0066

Email:
funds@saw.com

Internet:
http://www.standishonline.com

Investors can review the funds’ reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

o For a fee, by writing the Public Reference Room of the Commission, Washington,
  D.C. 20549-6009

o For a fee, by sending an email or electronic request to the Public Reference
  Room of the Commission at publicinfo@sec.gov

o Free from the Commission’s Internet website at http://www.sec.gov

[LOGO] STANDISH FUNDS(R)
       One Financial Center
       Boston, MA 02111-2662
       800.729.0066

                                                          Investment Company Act
                                                          file number (811-4813)

                                                                          00-129

May 1, 2000

                   STANDISH GROUP OF FIXED INCOME ASSET FUNDS
                        STANDISH FIXED INCOME ASSET FUND
                     STANDISH GLOBAL FIXED INCOME ASSET FUND
             STANDISH INTERNATIONAL FIXED INCOME FUND SERVICE CLASS

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 729-0066

                       STATEMENT OF ADDITIONAL INFORMATION

      This combined Statement of Additional Information (SAI) is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated May 1 2000, as amended and/or supplemented from time to time, of Standish Fixed Income Asset Fund (Fixed Income Asset Fund),
Standish Global Fixed Income Asset Fund (Global Fixed Income Asset Fund) and
Standish International Fixed Income Fund (International Fixed Income Fund)
Service Class, each a separate investment series of Standish, Ayer & Wood
Investment Trust (the Trust).

      The SAI should be read in conjunction with the funds’ prospectus.
Additional information about each fund’s investments is available in the funds’
annual and semi-annual reports to shareholders. Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the funds by contacting the funds at the phone number above.
Each fund’s financial statements which are included in the 1999 annual reports to shareholders are incorporated by reference into this SAI.

                          -----------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds’
investment policies in the prospectus.

      Master/Feeder Structure. Fixed Income Asset Fund invests all of its investible assets in Standish Fixed Income Portfolio ("Fixed Income Portfolio").
Global Fixed Income Asset Fund invests all of its investible assets in Standish
Global Fixed Income Portfolio ("Global Fixed Income Portfolio"). These two funds are sometimes referred to in this SAI as the feeder funds. Each Portfolio is a series of Standish, Ayer and Wood Master Portfolio ("Portfolio Trust"), an
open-end management investment company, and has the same investment objective and restrictions as its corresponding fund. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each fund’s investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio. Each Portfolio, together with International Fixed Income Fund, are sometimes referred to collectively under this "Investment Objective and Policies" section as the
"funds".

      In addition to these feeder funds, other feeder funds may invest in these
Portfolios, and information about the other feeder funds is available from
Standish Ayer & Wood, Inc. ("Standish"). The other feeder funds invest in the
Portfolios on the same terms as the funds and bear a proportionate share of the
Portfolios’ expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the funds, which may produce different investment results.

      There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio’s investments, reduce economies of scale and increase a Portfolio’s operating expenses. If the Portfolio Trust’s
Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust’s Board of Trustees, a fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund’s interest in its Portfolio, which may be required by the Trust’s Board of
Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

      If a fund is requested to vote on a matter affecting the Portfolio in which it invests, the fund will call a meeting of its shareholders to vote on the matter. The fund will then vote on the matter at the meeting of the
Portfolio’s investors in the same proportion that the fund’s shareholders voted on the matter. The fund will vote those shares held by its shareholders who did not vote in the same proportion as those fund shareholders who did vote on the matter. A majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and of the Portfolio Trust.

      Adviser. Standish is the investment adviser to Fixed Income Portfolio.
Standish International Management Company, LLC ("SIMCO") is the investment adviser to Global Fixed Income Portfolio and to International Fixed Income Fund.
Both Standish and SIMCO are sometimes referred to collectively in this SAI as the "adviser."

      Suitability. None of the funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund’s ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

      Credit Quality. Investment grade securities are those that are rated at
Baa or higher by Moody’s Investors Service, Inc. ("Moody’s") or BBB or higher by
Standard & Poor’s Ratings Group ("Standard & Poors"), Duff and Phelps ("Duff")
or Fitch IBCA International ("Fitch") or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa, A or P-1 by
Moody’s or AAA, AA, A, A-1 or Duff-1 by Standard & Poor’s, Duff or Fitch).

      Securities rated Baa or P-2 by Moody’s or BBB, A-2 or Duff-2 by Standard &
Poor’s, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer’s capability to pay interest and repay principal than is the case for high grade securities.

      Fixed income securities rated Ba and below by Moody’s or BB and below by
Standard & Poor’s, Duff or Fitch, if unrated, determined by the adviser to be of comparable credit quality are considered below investment grade obligations.
Below investment grade securities, commonly referred to as "junk bonds," carry a higher degree of risk than medium grade securities and are considered speculative by the rating agencies. To the extent a fund invests in medium grade or non-investment grade fixed income securities, the adviser attempts to select those fixed income securities that have the potential for upgrade.

      If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund’s credit quality and also to determine the security’s rating category. In the case of unrated sovereign and subnational debt of foreign countries, the adviser may take into account, but will not rely entirely on, the ratings assigned to the issuers of such securities. If the rating of a security held by a fund is downgraded below the minimum rating required for the particular fund, the adviser will determine whether to retain that security in the fund’s portfolio.

      Maturity and Duration. Each fund generally invests in securities with final maturities, average lives or interest rate reset frequencies of 15 years or less. However, each fund may purchase individual securities with effective maturities that are outside of these ranges. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated
maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment.
Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the fund.

      Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows.
Each fund may use various techniques to shorten or lengthen the

                                     - 2 -

option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

      Securities. The funds invest primarily in all types of fixed income securities. In addition, each fund may purchase shares of other investment companies and real estate investment trusts ("REITs"). Each fund may also enter into repurchase agreements and forward dollar roll transactions, may purchase zero coupon and deferred payment securities and may buy securities on a when-issued or delayed delivery basis. Please refer to each fund’s specific investment objective and policies and "Description of Securities and Related
Risks" for a more comprehensive list of permissible securities and investments.

Fixed Income Asset Fund

      Additional Investment Information. Under normal market conditions, substantially all, and at least 65%, of the Portfolio’s total assets are invested in investment grade fixed income securities. The Portfolio may invest up to 20% of its total assets in fixed income securities of foreign companies and foreign governments and their political subdivisions, including securities of issuers located in emerging markets. No more than 10% of the Portfolio’s total assets will be invested in foreign securities not subject to currency hedging transactions back into U.S. dollars. The Portfolio may also engage in short sales.

      Credit Quality. The Portfolio invests primarily in investment grade fixed income securities. The Portfolio may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody’s or BB or below by Standard &
Poor’s, Duff or Fitch, or, if unrated, determined by Standish to be of comparable credit quality. The average dollar-weighted credit quality of the
Portfolio’s portfolio is expected to be in the range of A to Aa according to
Moody’s or A to AA according to Standard & Poor’s, Duff or FitchIBCA.

      Maturity. Under normal market conditions, the Portfolio’s average dollar-weighted effective portfolio maturity will vary from five to thirteen years.

Global Fixed Income Asset Fund

Additional Investment Information. Under normal market conditions, the Portfolio invests at least 65% of its total assets in fixed income securities of foreign governments or their political subdivisions and companies located in countries around the world, including the United States. The portfolio may also lend portfolio securities and engage in short sales.

Country Selection. Under normal market conditions, the Portfolio’s assets are invested in securities of issuers located in at least three different countries, one of which may be in the United States. The Portfolio intends, however, to invest in no fewer then eight foreign countries. The Portfolio may invest a substantial portion of its assets in one or more of those eight countries. The
Portfolio may also invest up to 10% of its total assets in emerging markets generally and may invest up to 3% of its total assets in any one emerging market.

Credit Quality. The Portfolio invests primarily in investment grade fixed income securities. The Portfolio may, however, invest up to 15% of its total assets in below investment grade securities or, if not rated, judged by SIMCO to be of equivalent credit quality. The average dollar-weighted credit quality of the
Portfolio’s portfolio is expected to be in a range of A to Aa according to
Moody’s or A to AA according to Standard & Poor’s, Duff, FitchIBCA.

                                     - 3 -

International Fixed Income Fund

Additional Investment Information. Under normal market conditions, the Fund invests at least 65% of its total assets in fixed income securities of foreign governments or their political subdivisions and companies located in foreign countries.

Country Selection. Under normal market conditions, the Fund’s assets are invested in securities of issuers located in at least five countries, not including the United States. The Fund may invest a substantial portion of its assets in one or more of those five countries. The Fund may also invest up to
10% of its total assets in emerging markets generally and may invest up to 3% of its total assets in any one emerging market.

Credit Quality. The Fund invests primarily in investment grade fixed income securities. The Fund may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody’s or BB or below by Standard and Poor’s,
Duff or Fitch, or, if not rated, judged by SIMCO to be of equivalent credit quality. The average dollar-weighted credit quality of the Fund’s portfolio is expected to be in the range of A to Aa according to Moody’s or A to AA according to Standard & Poor’s, Duff or FitchIBCA.

Description of Securities and Related Risks

General Risks of Investing

      The prospectus discusses the principal risk of investing in each fund. The following discussion provides additional information on the risks associated with an investment in a fund. Each fund invests primarily in fixed income securities and is subject to risks associated with investments in such securities. These risks include interest rate risk, default risk and call and extension risk. The Portfolios and International Fixed Income Fund are also subject to risks associated with direct investments in foreign securities as described under the "Specific Risks" section.

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.

Specific Risks

      The following sections include descriptions of specific risks that are associated with a fund’s purchase of a particular type of security or the utilization of a specific investment technique.

                                     - 4 -

      Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and companies, including obligations of industrial, utility, banking and other financial issuers. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      U.S. Government Securities. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association
("GNMA")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association ("SLMA")), (c) the
discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("FNMA") and
Federal Home Loan Mortgage Corporation ("FHLMC")), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPs").

      Foreign Securities. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S.
dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S.
laws or restrictions applicable to such investments and in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a fund receives interest payments declines against the
U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

      Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S.
issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
Most foreign securities markets may have substantially less trading volume than
U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

      Investing in Emerging Markets. Although each fund invests primarily in securities of established issuers based in developed foreign countries, each may also invest in securities of issuers in emerging markets, including issuers in
Asia (including Russia), Eastern Europe, Latin and South America, the
Mediterranean and Africa. Each fund may invest up to 10% of its total assets in issuers

                                     - 5 -

located in emerging markets generally, with a limit of 3% of total assets invested in issuers located in any one emerging market. These limitations do not apply to investments denominated or quoted in the euro.

      These funds may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries. Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States. These risks may be related to (i) restrictions on foreign investment and repatriation of capital;
(ii) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of the emerging market countries compared to the U.S. securities markets; (iii) economic, political and social factors; and (iv) foreign exchange matters such as fluctuations in exchange rates between the U.S. dollar and the currencies in which a fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. A fund’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the funds, the adviser and its affiliates and their respective clients and other service providers. The funds may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on each fund’s performance and may adversely affect the liquidity of each funds investment to the extent that it invest certain emerging market countries.

      Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund’s investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, a fund may be limited by government regulation or a company’s charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the fund. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and no fund is required to invest in any emerging market country.

      In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests.
The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, a fund may invest only through investment funds in such emerging market countries.

      The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the funds to the extent that they invest in emerging market countries.

      Market Characteristics. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange.
Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S.

                                     - 6 -

companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.

      Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.
Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which a fund’s operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United States. Such price-earnings ratios may not be sustainable.

      Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and a fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and a fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

      Brokerage commissions and other transactions costs on securities exchanges in emerging market countries are generally higher than in the United States.
There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to
U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S.
companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the
United States.

      Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with

                                     - 7 -

demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund’s assets so invested.

      Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. During the course of the last 25 years, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries.
Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

      The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United
States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

      There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

      Currency Risks. The U.S. dollar value of foreign securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of these currencies against the
U.S. dollar will result in corresponding changes in the U.S. dollar value of a fund’s assets quoted in those currencies. No more than 10% of Fixed Income
Portfolio’s total assets will be invested in foreign securities not subject to hedging transactions back into U.S. dollars. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets may restrict the free conversion of their currencies into other currencies. Any devaluations in the currencies in which a fund’s securities are denominated may have a detrimental impact on the fund’s net asset value except to the extent such foreign currency exposure is subject to hedging transactions. Each fund may utilize various investment strategies to seek to minimize the currency risks described above. These strategies include the use of currency transactions such as currency forward and futures contracts, cross currency forward and futures contracts, currency swaps and currency options. Each fund’s use of currency transactions may expose it to risks independent of its securities positions. See
"Strategic Transactions" within the "Investment Techniques and Related Risks"
section for a discussion of the risks associated with such strategies.

      Economic and Monetary Union (EMU). EMU occurred on January 1, 1999, when
11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single

                                     - 8 -

currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are now subject to each country’s commitment to avoid
"excessive deficits" and other more specific budgetary criteria. A European
Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

      EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund’s portfolios.

      Below Investment Grade Fixed Income Securities. Each fund may invest up to
15%, of its total assets in non-investment grade securities. Non-investment grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment grade standing.
Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities or "junk bonds," may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high yield markets generally and less secondary market liquidity.

      The amount of high yield, fixed income securities proliferated in the
1980s and early 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

      The market values of high yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers’ inability to meet specific projected business forecasts. These non-investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high yield bond market and investor perceptions regarding lower rated securities, whether or not based on the funds’ fundamental analysis, may depress the prices for such securities.

      Since investors generally perceive that there are greater risks associated with non-investment grade securities of the type in which the funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

      Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in

                                     - 9 -

response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s net asset value.

      The risk of loss from default for the holders of high yield, fixed-income securities is significantly greater than is the case for holders of other debt securities because such high yield, fixed-income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

      The secondary market for high yield, fixed-income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher-rated securities. In addition, the trading volume for high yield, fixed-income securities is generally lower than that of higher rated securities and the secondary market for high yield, fixed-income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the fund’s ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund’s net asset value. A less liquid secondary market also may make it more difficult for a fund to obtain precise valuations of the high yield securities in its portfolio.

      Proposed federal legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

      Non-investment grade or high yield, fixed-income securities also present risks based on payment expectations. High yield, fixed-income securities frequently contain "call" or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, a fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A fund may also incur additional expenses to the extent that either is required to seek recovery upon a default in the payment of principal or interest on a portfolio security.

      Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the adviser’s credit analysis than would be the case with investments in investment-grade debt obligations. The adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The adviser continually monitors the investments in each fund’s portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

      For the fiscal year ended December 31, 1999, each fund’s investments, on an average dollar-weighted basis, calculated at the end of each month, had the following credit quality characteristics:

                                     - 10 -

Fixed Income Portfolio

          Investments                         Percentage
          -----------                         ----------
          U.S. Governmental securities           31.2%
          U.S. Government Agency securities      14.8%
          Corporate Bonds:
             Aaa or AAA                           8.1%
             Aa or AA                             6.3%
             A                                    9.5%
             Baa or BBB                          18.1%
             Ba or BB                             7.7%
             B                                    3.4%
             Below B                              0.9%
                                                100.0%

Global Fixed Income Portfolio

         Investments                          Percentage
         -----------                          ----------
         U.S. Governmental securities             6.2%
         U.S. Government Agency securities        4.9%
         Corporate Bonds:
         Aaa or AAA                              30.1%
         Aa or AA                                24.0%
         A                                        7.3%
         Baa or BBB                              12.7%
         Ba or BB                                 7.1%
         B                                        7.6%
         Below B                                  0.1%
                                                100.0%

International Fixed Income Fund

         Investments                          Percentage
         -----------                          ----------
         U.S. Governmental securities               0%
         U.S. Government Agency securities        3.2%
         Corporate Bonds:
         Aaa or AAA                              49.2%
         Aa or AA                                20.2%
         A                                        5.3%
         Baa or BBB                              11.6%
         Ba or BB                                 6.6%
         B                                        3.7%
         Below B                                  0.2%
                                                100.0%

      Sovereign Debt Obligations. Each fund may invest in sovereign debt obligations, which involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of

                                     - 11 -

U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

      A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

      Brady Bonds. Each fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in
Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in OTC secondary markets.
Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady
Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.

      Obligations of Supranational Entities. Each fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International
Bank for Reconstruction and Development (the "World Bank"), the European Coal
and Steel Community, the Asian Development Bank and the Inter-American
Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

      Eurodollar and Yankee Dollar Investments. Each fund may invest in
Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S.
dollars generally held in banks outside the United States, primarily in Europe.
Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. International Fixed Income Portfolio may invest in Eurodollar
Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee
Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are
U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S.
issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

                                     - 12 -

      Mortgage-Backed Securities. Each fund may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, GNMA, FNMA or FHLMC. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose.
Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a fund’s ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase a fund’s exposure to rising interest rates and prevent a fund from taking advantage of such higher yields.

      GNMA securities are backed by the full faith and credit of the U.S.
Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. See the
SAI for additional descriptions of GNMA, FNMA and FHLMC certificates.

      Multiple class securities include collateralized mortgage obligations
("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a
CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The funds do not intend to purchase residual interests in
REMICs.

      Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience prepayments of principal at a rate different from what was anticipated, a fund may fail to recoup fully its initial investment in these securities. Although the markets for SMBS and CMOs are increasingly liquid, certain SMBS and CMOs may not be readily marketable and will be considered illiquid for purposes of each fund’s limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

      Life of Mortgage-Related Obligations. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested long before the maturity of the mortgages in the pool.

                                     - 13 -

      As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to GNMA Certificates, statistics published by the FHA are normally used as an indicator of the expected average life of an issue. The actual life of a particular issue of GNMA
Certificates, however, will depend on the coupon rate of the financing.

      GNMA Certificates. The Government National Mortgage Association ("GNMA")
was established in 1968 when the Federal National Mortgage Association ("FNMA")
was separated into two organizations, GNMA and FNMA. GNMA is a wholly owned government corporation within the Department of Housing and Urban Development.
GNMA developed the first mortgage-backed pass-through instruments in 1970 for
Farmers Home Administration-FHMA- insured, Federal Housing
Administration-FHA-insured and for Veterans Administration-or VA-guaranteed mortgages ("government mortgages").

      GNMA purchases government mortgages and occasionally conventional mortgages to support the housing market. GNMA is known primarily, however, for its role as guarantor of pass-through securities collateralized by government mortgages. Under the GNMA securities guarantee program, government mortgages that are pooled must be less than one year old by the date GNMA issues its commitment. Loans in a single pool must be of the same type in terms of interest rate and maturity. The minimum size of a pool is $1 million for single-family mortgages and $500,000 for manufactured housing and project loans.

      Under the GNMA II program, loans with different interest rates can be included in a single pool and mortgages originated by more than one lender can be assembled in a pool. In addition, loans made by a single lender can be packaged in a custom pool (a pool containing loans with specific characteristics or requirements).

      GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      Yield Characteristics of GNMA Certificates. The coupon rate of interest on
GNMA Certificates is lower than the interest rate paid on the VA-guaranteed,
FHMA-insured or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44% for assembling the mortgage pool and for passing through monthly payments of interest and principal to GNMA
Certificate holders.

      The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for several reasons. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance,
GNMA Certificates may trade in the secondary market at a premium or discount.
Second, interest is paid monthly, rather than semi-annually as with traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates. Finally, the actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the GNMA
Certificate. If mortgagors prepay their mortgages, the principal returned to
GNMA Certificate holders may be reinvested at higher or lower rates.

                                     - 14 -

      Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA
Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the GNMA Certificate’s coupon rate and the prepayment experience of the pools of mortgages backing each GNMA
Certificate.

      FHLMC Participation Certificates. The Federal Home Loan Mortgage
Corporation ("FHLMC") was created by the Emergency Home Finance Act of 1970. It is a private corporation, initially capitalized by the Federal Home Loan Bank
System, charged with supporting the mortgage lending activities of savings and loan associations by providing an active secondary market for conventional mortgages. To finance its mortgage purchases, FHLMC issues FHLMC Participation
Certificates and Collateralized Mortgage Obligations ("CMOs").

      Participation Certificates represent an undivided interest in a pool of mortgage loans. FHLMC purchases whole loans or participations on 30-year and
15-year fixed-rate mortgages, adjustable-rate mortgages ("ARMs") and home improvement loans. Under certain programs, it will also purchase FHA and VA mortgages.

      Loans pooled for FHLMC must have a minimum coupon rate equal to the
Participation Certificate rate specified at delivery, plus a required spread for the corporation and a minimum servicing fee, generally 0.375% (37.5 basis points). The maximum coupon rate on loans is 2% (200 basis points) in excess of the minimum eligible coupon rate for Participation Certificates. FHLMC requires a minimum commitment of $1 million in mortgages but imposes no maximum amount.
Negotiated deals require a minimum commitment of $10 million. FHLMC guarantees timely payment of the interest and the ultimate payment of principal of its
Participation Certificates. This guarantee is backed by reserves set aside to protect against losses due to default. The FHLMC CMO is divided into varying maturities with prepayment set specifically for holders of the shorter term securities. The CMO is designed to respond to investor concerns about early repayment of mortgages.

      FHLMC’s CMOs are general obligations, and FHLMC will be required to use its general funds to make principal and interest payments on CMOs if payments generated by the underlying pool of mortgages are insufficient to pay principal and interest on the CMO.

      A CMO is a cash-flow bond in which mortgage payments from underlying mortgage pools pay principal and interest to CMO bondholders. The CMO is structured to address two major shortcomings associated with traditional pass-through securities: payment frequency and prepayment risk. Traditional pass-through securities pay interest and amortized principal on a monthly basis whereas CMOs normally pay principal and interest semi-annually. In addition, mortgage-backed securities carry the risk that individual mortgagors in the mortgage pool may exercise their prepayment privileges, leading to irregular cash flow and uncertain average lives, durations and yields.

      A typical CMO structure contains four tranches, which are generally referred to as classes A, B, C and Z. Each tranche is identified by its coupon and maturity. The first three classes are usually current interest-bearing bonds paying interest on a quarterly or semi-annual basis, while the fourth, Class Z, is an accrual bond. Amortized principal payments and prepayments from the underlying mortgage collateral redeem principal of the CMO sequentially;
payments from the mortgages first redeem principal on the Class A bonds. When principal of the Class A bonds has been redeemed, the payments then redeem principal on the Class B bonds. This pattern of using principal payments to redeem each bond

                                     - 15 -

sequentially continues until the Class C bonds have been retired. At this point,
Class Z bonds begin paying interest and amortized principal on their accrued value.

      The final tranche of a CMO is usually a deferred interest bond, commonly referred to as the Z bond. This bond accrues interest at its coupon rate but does not pay this interest until all previous tranches have been fully retired.
While earlier classes remain outstanding, interest accrued on the Z bond is compounded and added to the outstanding principal. The deferred interest period ends when all previous tranches are retired, at which point the Z bond pays periodic interest and principal until it matures. The adviser would purchase a Z bond for the fund if it expected interest rates to decline.

      FNMA Securities. FNMA was created by the National Housing Act of 1938. In
1968, the agency was separated into two organizations, GNMA to support a secondary market for government mortgages and FNMA to act as a private corporation supporting the housing market.

      FNMA pools may contain fixed-rate conventional loans on one-to-four-family properties. Seasoned FHA and VA loans, as well as conventional growing equity mortgages, are eligible for separate pools. FNMA will consider other types of loans for securities pooling on a negotiated basis. A single pool may include mortgages with different loan-to-value ratios and interest rates, though rates may not vary beyond two percentage points.

      Privately-Issued Mortgage Loan Pools. Savings associations, commercial banks and investment bankers issue pass-through securities secured by a pool of mortgages.

      Generally, only conventional mortgages on single-family properties are included in private issues, though seasoned loans and variable rate mortgages are sometimes included. Private placements allow purchasers to negotiate terms of transactions. Maximum amounts for individual loans may exceed the loan limit set for government agency purchases. Pool size may vary, but the minimum is usually $20 million for public offerings and $10 million for private placements.

      Privately-issued mortgage-related obligations do not carry government or quasi-government guarantees. Rather, mortgage pool insurance generally is used to insure against credit losses that may occur in the mortgage pool. Pool insurance protects against credit losses to the extent of the coverage in force.
Each mortgage, regardless of original loan-to-value ratio, is insured to 100% of principal, interest and other expenses, to a total aggregate loss limit stated
on the policy. The aggregate loss limit of the policy generally is 5% to 7% of the original aggregate principal of the mortgages included in the pool.

      In addition to the insurance coverage to protect against defaults on the underlying mortgages, mortgage-backed securities can be protected against the nonperformance or poor performance of servicers. Performance bonding of obligations such as those of the servicers under the origination, servicing or other contractual agreement will protect the value of the pool of insured mortgages and enhance the marketability.

      The rating received by a mortgage security will be a major factor in its marketability. For public issues, a rating is always required, but it may be optional for private placements depending on the demands of the marketplace and investors. Before rating an issue, a rating agency such as Standard & Poor’s or
Moody’s will consider several factors, including: the creditworthiness of the issuer; the issuer’s track record as an originator and servicer; the type, term and characteristics of the mortgages, as well as loan-to-value ratio and loan amounts; the insurer and the level of mortgage insurance and hazard insurance provided. Where an equity reserve account or letter of credit is offered, the rating agency will also examine the adequacy of the reserve and the strength of the issuer of the letter of credit.

                                     - 16 -

      Asset-Backed Securities. Each fund may invest in asset-backed securities.
The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

      Convertible Securities. Each fund may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks. Convertible debt securities and preferred stock acquired by a fund entitle the fund to exchange such instruments for common stock of the issuer at a predetermined rate.
Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

      Warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund’s investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates.

      Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity.
Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      Investments in Other Investment Companies. Each fund is permitted to invest up to 10% of its total assets in shares of investment companies and up to
5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. A fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Series
("WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

      Real Estate Investment Trusts. Each fund may invest in REITs. REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Code.

      Inverse Floating Rate Securities. Each fund may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its

                                     - 17 -

interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

      Zero Coupon and Deferred Payment Securities. Each fund may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A fund is required to accrue income with respect to these securities prior to the receipt of cash payments. Because a fund will distribute this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the fund will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      Structured or Hybrid Notes. Each fund may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the fund to gain exposure to the benchmark asset while fixing the maximum loss that it may experience in the event that the security does not perform as expected. Depending on the terms of the note, the fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the fund’s loss cannot exceed this foregone interest and/or principal. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, a fund’s net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the funds’ limitations on investments in illiquid securities. Global Fixed Income Portfolio and International Fixed Income Fund
have no limit on investments in structured or hybrid notes. However, it is expected that not more than 5% of each fund’s net assets will be at risk as a result of such investments.

      Tax-Exempt Securities. Each fund is managed without regard to potential tax consequences. If the adviser believes that tax-exempt securities will provide competitive returns, Fixed Income Portfolio may invest up to 10% of its total assets in tax-exempt securities. The fund’s distributions of interest earned from these investments will be taxable.

                                     - 18 -

Investment Techniques and Related Risks

      Strategic Transactions. Each fund may, but is not required to, utilize various investment strategies to seek to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed-equity securities, or to seek to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments;
purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and
enter into various currency transactions such as currency forward contracts, cross-currency future contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund’s portfolios resulting from securities markets, or currency exchange rate fluctuations, to seek to protect a fund’s unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic
Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes.
The funds will attempt to limit net loss exposure from Strategic Transaction entered into for non-hedging purposes to not more than 3% of net assets at any one time. To the extent necessary, each fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.)
In calculating a fund’s net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that short-term interest rates as indicated in the forward yield curve are too high, a fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated
Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the fund’s net loss exposure.

      The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser’s ability to predict pertinent market and interest rate movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds’ activities involving Strategic Transactions may be limited in order to allow the applicable fund to satisfy the requirements of
Subchapter M of the Code for qualification as a regulated investment company.

      Risks of Strategic Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser’s view as to certain market or interest rate movements is incorrect, the risk that the use of such
Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to a fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount

                                     - 19 -

of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund’s position. The writing of options could significantly increase the fund’s portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain OTC options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by a fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes. Futures markets are highly volatile and the use of futures may increase the volatility of a fund’s net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic
Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

      General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund’s assets in special accounts, as described below under "Use of Segregated Accounts."

      A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy
(if the option is exercised), the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. A fund may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
Each fund is authorized to purchase and sell exchange listed options and OTC options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the
OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is

                                     - 20 -

in-the-money (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A fund’s ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund’s obligation pursuant to an
OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to each fund’s restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Boards of
Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option transactions only with U.S.
Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poors or Moody’s or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or the debt of which is determined to be of equivalent credit quality by the adviser.

      If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund’s income. The sale (writing) of put options can also provide income.

                                     - 21 -

      Each fund may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, asset backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a fund must be covered (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, each fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. Even though the fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

      A fund may purchase and sell (write) put options on securities including
U.S. Treasury and agency securities, mortgage backed securities, asset backed securities, foreign sovereign debt, corporate debt securities, equity securities
(including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

      Options on Securities Indices and Other Financial Indices. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, each fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

      General Characteristics of Futures. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures.
Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by a fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures
Trading Commission ("CFTC") or on certain foreign exchanges.

      The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser to purchase a financial

                                     - 22 -

instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

      A fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that a fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of a fund’s portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically
1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

      Currency Transactions. Each fund may engage in currency transactions with
Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by
Standard & Poors or Moody’s, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

      Each fund’s transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund or a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market

                                     - 23 -

value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to non-hedging transactions or proxy hedging as described below.

      Each fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, a Portfolio may hold a South Korean government bond and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.

      To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S.
dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the portfolio securities denominated in linked currencies. For example, if the adviser considers that the Korean won is linked to the Japanese yen, and a portfolio contains securities denominated in won and the adviser believes that the value of won will decline against the U.S.
dollar, the adviser may enter into a contract to sell yen and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below.

      Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

      Combined Transactions. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser, it is in the best interests of the funds to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser’s judgment that the combined strategies will reduce risk or otherwise more

                                     - 24 -

effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

      Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The funds expect to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of a fund’s portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities a fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, each fund will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes. Each fund will attempt to limit net loss exposure from Strategic Transactions entered into for non-hedging purposes to not more than 3% of net assets.

      A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

      Each fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument) with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poors or Moody’s or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.
Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of a fund’s policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Boards of
Trustees of the Portfolio Trust and the Trust have adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Boards of Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for such determinations. The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to each fund’s limitation on investing in illiquid securities.

                                     - 25 -

      Risks of Strategic Transactions Outside the United States. The funds may use strategic transactions to seek to hedge against currency exchange rate risks. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United
States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United
States or arbitrage possibilities not available in the United States.

      Use of Segregated Accounts. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the
Strategic Transactions. Each fund will cover Strategic Transactions as required by interpretive positions of the SEC. A fund will not enter into Strategic
Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund’s records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund’s obligation on the underlying
Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s obligations on the underlying
Strategic Transactions. Segregated assets would not be sold while the Strategic
Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

      "When-Issued," "Delayed Delivery" and "Forward Commitment" Securities.
Global Fixed Income Portfolio and International Fixed Income Fund may each invest up to 25% of their net assets in securities purchased on a when-issued or delayed delivery basis. Fixed Income Portfolio places no limit on investments in when-issued or delayed delivery securities. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a fund enters into the commitment, but interest will not accrue to the fund until delivery of and payment for the securities. Although a fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, each fund may sell the securities before the settlement date if deemed advisable by the adviser.

      Unless a fund has entered into an offsetting agreement to sell the securities purchased on a when-issued or forward commitment basis, the fund will segregate, on its records or with its custodian, cash or liquid obligations with a market value at least equal to the amount of the fund’s commitment. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s commitment.

      Securities purchased on a "when-issued," "delayed delivery" or "forward commitment" basis may have a market value on delivery which is less than the amount paid by a fund. Changes in market value may be based upon the public’s perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and
"forward commitment"

                                     - 26 -

securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

      Repurchase Agreements. Fixed Income Portfolio, Global Fixed Income
Portfolio and International Fixed Income Fund may each invest up to 5%, 25% and
25%, respectively, of its net assets in repurchase agreements.

      A repurchase agreement is an agreement under which a fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the fund and is unrelated to the interest rate on the instruments. The instruments acquired by a fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the fund’s custodian bank until they are repurchased. In evaluating whether to enter into a repurchase agreement, the adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Board of Trustees of the Trust or the Portfolio Trust, as the case may be.

      The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a fund at a time when their market value has declined, the fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a fund are collateral for a loan by the fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a fund may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

      Forward Roll Transactions. To seek to enhance current income, Global Fixed
Income Portfolio and International Fixed Income Fund may each invest up to 5%
and 10%, respectively, of its net assets in forward roll transactions involving mortgage-backed securities. Fixed Income Portfolio places no limit on investments in forward roll transactions. In a forward roll transaction, a fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the fund which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time that a fund enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

      Leverage. The use of forward roll transactions and reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction or reverse repurchase agreement) to increase the net asset value of a fund faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to a fund, the net asset value of the fund would fall faster than would otherwise be the case.

                                     - 27 -

      Short Sales. Each fund may engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of that security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must segregate cash or liquid assets on its records or in a segregated account with the fund’s custodian that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of each funds net assets

      Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain SMBS, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

      The Boards of Trustees have adopted guidelines and delegated to the advisers the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Boards of Trustees, however, retain oversight and are ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      Money Market Instruments and Repurchase Agreements. Money market instruments include short-term U.S. and foreign Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances and repurchase agreements.

      U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States and securities issued by agencies and instrumentalities of the U.S. Government which may be guaranteed by the U.S. Treasury or supported by the issuer’s right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S.
Government include, but are not limited to, Federal Land Banks, the Federal Farm
Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit
Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

      Each fund may invest in commercial paper rated P-1 by Moody’s or A-1 by
Standard & Poors or Duff-1 by Duff, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, judged by the adviser to be of equivalent quality to the securities so rated. In determining whether securities are of equivalent quality, the adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.

      Temporary Defensive Investments. Each fund may maintain cash balances and purchase money market instruments for cash management and liquidity purposes.
Each fund may adopt a temporary

                                     - 28 -

defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating-rate notes and repurchase agreements.

      Portfolio Turnover. It is not the policy of any of the funds to purchase or sell securities for trading purposes. However, each fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held. A fund may therefore generally change its portfolio investments at any time in accordance with the adviser’s appraisal of factors affecting any particular issuer or market, or the economy in general. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year
(excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which are taxable to a fund’s shareholders as ordinary income.

      Portfolio Diversification and Concentration. International Fixed Income
Fund and Global Fixed Income Portfolio are non-diversified which means that they may, with respect to up to 50% of their total assets, invest more than 5% of their total assets in the securities of a single issuer. Investing a significant amount of a fund’s assets in the securities of a small number of foreign issuers will cause the fund’s net asset value to be more sensitive to events affecting those issuers. The Fixed Income Portfolio is diversified which means that, with respect to 75% of its total assets (i) no more than 5% of its total assets may be invested in the securities of a single issuer and (ii) it will purchase no more than 10% of the outstanding voting securities of a single issuer. None of the funds will concentrate (invest 25% or more of their total assets) in the securities of issuers in any one industry. The funds’ policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

      The funds and the Portfolios have adopted the following fundamental policies. Each fund’s and Portfolio’s fundamental policies cannot be changed unless the change is approved by the "vote of a majority of the outstanding voting securities" of the fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund or the Portfolio.

Standish Fixed Income Asset Fund and Standish Fixed Income Portfolio

      As a matter of fundamental policy, the Portfolio (fund) may not:

1.    Invest, with respect to at least 75% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

2.    Issue senior securities, borrow money or securities or pledge or mortgage its assets, except that the Portfolio (fund) may (a) borrow money from banks as a temporary measure for extraordinary or emergency purposes (but not for investment purposes) in an amount up to 15% of the current value of its total assets, (b) enter into forward roll transactions, and (c)
      pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings;

                                     - 29 -

      however, the fund may not make any additional investments while its outstanding bank borrowings exceed 5% of the current value of its total assets.

3.    Lend portfolio securities except that the Portfolio (i) may lend portfolio securities in accordance with the Portfolio’s investment policies up to
      33 1/3% of the Portfolio’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and except that the fund may enter into repurchase agreements with respect to 5% of the value of its net assets.

4.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S.
      Government securities, including mortgage pass-through securities (GNMAs).

5.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio
      (fund) may be deemed to be an underwriter under the Securities Act of
      1933.

6.    Purchase real estate or real estate mortgage loans, although the Portfolio
      (fund) may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

7.    Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

8.    Purchase or sell commodities or commodity contracts except that the
      Portfolio (fund) may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

      The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(fund) may not:

a.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b.    Purchase securities of any other investment company except to the extent permitted by the 1940 Act.

c.    Invest more than 15% of its net assets in illiquid securities.

d.    Invest more than 5% of its net assets in repurchase agreements (this restriction is fundamental with respect to the fund, but not the
      Portfolio).

e.    Purchase additional securities if the Portfolio’s bank borrowings exceed
      5% of its net assets. (This policy is fundamental with respect to the fund but not the Portfolio.)

                                     - 30 -

Global Fixed Income Asset Fund and Global Fixed Income Portfolio

      As a matter of fundamental policy, the Portfolio (fund) may not:

1.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to debt securities issued or guaranteed by the United States government or its agencies or instrumentalities.

2.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio
      (fund) may be deemed to be an underwriter under the Securities Act of
      1933.

3.    Purchase real estate or real estate mortgage loans, although the Portfolio
      (fund) may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

4.    Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5.    Purchase or sell commodities or commodity contracts except that the
      Portfolio (fund) may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

6.    With respect to at least 50% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

7.    Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the Portfolio
      (fund) may (a) borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15%
      of the current value of its total assets to secure such borrowings, (b)
      enter into forward roll transactions, and (c) pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

8.    Lend portfolio securities, except that the Portfolio (fund) may lend its portfolio securities with a value up to 20% of its total assets (with a
      10% limit for any borrower), except that the Portfolio may enter into repurchase agreements and except that the fund may enter into repurchase agreements with respect to 25% of the value of its net assets.

      The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval, in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(Fund) may not:

a.    Invest in the securities of an issuer for the purpose of exercising control or management but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b.    Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

                                     - 31 -

c.    Invest more than 25% of its net assets in repurchase agreements (this restriction is fundamental with respect to the Fund but not the
      Portfolio).

d.    Purchase additional securities if the Portfolio’s borrowings exceed 5% of its net assets (this restriction is fundamental with respect to the fund but not the Portfolio).

                                     ******

      Notwithstanding any fundamental or non-fundamental policy, Fixed Income
Asset Fund and Global Fixed Income Asset Fund may invest all of their assets
(other than assets which are not "investment securities" (as defined in the 1940
Act) or are excepted by the SEC) in an open end management investment company with substantially the same investment objective as the respective fund.

      If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio’s or a fund’s assets will not constitute a violation of the restriction.

International Fixed Income Fund

As a matter of fundamental policy, the International Fixed Income Fund may not:

1.    Invest, with respect to at least 50% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

2.    Issue senior securities, borrow money or securities or pledge or mortgage its assets, except that the fund may (a) borrow money from banks as a temporary measure for extraordinary or emergency purposes (but not for investment purposes) in an amount up to 15% of the current value of its total assets, (b) enter into forward roll transactions, and (c) pledge its assets to an extent not greater than 15% of the current value of its total assets.

3.    Lend portfolio securities, except that the fund may lend its portfolio securities with a value up to 20% of its total assets (with a 10% limit for any borrower) and may enter into repurchase agreements with respect to
      25% of the value of its net assets.

4.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to debt securities issued or guaranteed by the United States government or its agencies or instrumentalities.

5.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

6.    Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

7.    Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

8.    Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

                                     - 32 -

      The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The Fund may not:

a.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b.    Purchase securities of any other investment company except to the extent permitted by the 1940 Act.

c.    Invest more than 15% of its net assets in securities which are illiquid.

d.    Purchase additional securities if the fund’s borrowings exceed 5% of its net assets.

                         CALCULATION OF PERFORMANCE DATA

      As indicated in the Prospectus, each fund may, from time to time, advertise certain total return and yield information. The average annual total return of a fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the funds’ average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of
$1,000 ("P") over a period of time ("n") according to the formula P(1+T)(n)=ERV.

      The funds’ yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the funds, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

                           Yield = 2[(A - B + 1)^6  - 1]
                                      -----
                                       CD

      Where:

      A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends; D=the maximum offering price per share (net asset value) on the last day of the period.

      The funds may also quote non-standardized yield, such as yield-to-maturity
("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the funds account for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period.

                                     - 33 -

      In addition, each fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or
(ii) not to amortize the discount or premium remaining on a security.

      The funds’ average annual total return for the one-, five- and ten-year
(or life-of-fund, if shorter) periods ended December 31, 1999 and average annualized yield for the 30-day period ended December 31, 1999 were as follows:

                           Average Annual Total Return

Fund                               1-Year       5-Year      10-Year      Yield
----                               ------       ------      -------      -----
Fixed Income Asset Fund           (90.47)%       N/A(1)       N/A(1)      N/A
Global Fixed Income Asset Fund       N/A         N/A(2)       N/A(2)      N/A
International Fixed Income Fund      N/A         N/A(3)       N/A(3)      N/A

---------------------------
(1)   Fixed Income Asset Fund commenced operations on June 1,1998. The Fixed
      Income Fund distributed all of its assets to shareholders and suspended operations on March 1, 1999.
(2)   Global Fixed Income Asset Fund has not yet commenced operations.
(3)   International Fixed Income Fund Service Class has not yet commenced operations.
(4)   Because the Global Fixed Income Asset Fund and International Fixed Income
      Fund have not yet commenced operations, and Fixed Income Asset Fund has not been in operation for a full year, the average annual total return quotations for the one, five, ten year and life-of-fund (for Global Fixed
      Income Asset Fund and International Fixed Income Fund Service Class only)
      periods include the performance record of their corresponding non-asset funds (or Institutional Class in the case of International Fixed Income
      Fund) adjusted to reflect the imposition of service fees at the rate of
      0.25% of average daily net assets. The adjustment is made by reducing the corresponding Fixed Income Fund’s, Global Fixed Income Fund’s or
      International Fixed Income Fund Service Class’s performance record for rolling one month periods by .020833% (the fraction of the .25% service fee paid monthly) and then aggregating those performance results for the appropriate one, five, ten or life of fund period.

      These performance quotations should not be considered as representative of any fund’s performance for any specified period in the future.

      In addition to average annual return quotations, the funds may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis as follows:

Fixed Income Asset Fund

         Quarter/Year                Net              Gross
        -----------------------------------------------------

         3Q98                        1.69%             1.84%
         4Q98                       (1.07)            (0.93)
         1998                        1.30              1.60
         1Q99                      (90.38)           (86.38)
         2Q99
         3Q99
         4Q99
         1999                      (90.49)           (86.49)

                                     - 34 -

      These performance quotations should not be considered as representative of a fund’s performance for any specified period in the future. Each fund’s performance may be compared in sales literature and advertisements to the performance of other mutual funds and separately managed discretionary accounts
(including private investment companies) having similar objectives or to standardized indices or other measures of investment performance. In particular,
Fixed Income Asset Portfolio and Fixed Income Asset Fund may compare their performance to the Lehman Government/Corporate Index, which is generally considered to be representative of the performance of all domestic, dollar denominated, fixed rate, investment grade bonds, and the Lehman Brothers
Aggregate Index which is composed of securities from the Lehman Brothers
Government/Corporate Bond Index, Mortgage Backed Securities Index and Yankee
Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds. International
Fixed Income Fund may compare its performance to the J.P. Morgan Non-U.S.
Government Bond Index, which is generally considered to be representative of unmanaged government bonds in foreign markets, and the Lehman Brothers Aggregate
Index as described above. The Global Fixed Income Asset Fund and the Global
Fixed Income Portfolio compare their performances to the J.P. Morgan Global
Index which is generally considered to be representative of the performance of fixed rate, domestic government bonds from eleven countries.

      Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare a fund’s past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers of the Trust and Portfolio Trust

      The Board of Trustees has established the investment objective and policies which govern each fund’s and each Portfolio’s operation. The Board has appointed officers of the Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. The trustees of the Portfolio Trust are identical to the trustees of the Trust. All executive officers of the Trust and the Portfolio
Trust are affiliates of Standish, Ayer & Wood, Inc.

                                     - 35 -

                                                                                                Principal Occupation
Name, Address and Date of Birth                    Position Held With Trust                     During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
*D. Barr Clayson, 7/29/35                          Trustee and Vice President                    Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                             Standish, Ayer & Wood, Inc.;
One Financial Center                                                                      Chairman and Director, Standish
Boston, MA  02111                                                                      International Management Company, LLC

Samuel C. Fleming, 9/30/40                                   Trustee                           Chairman of the Board
c/o Decision Resources, Inc.                                                                and Chief Executive Officer,
1100 Winter Street                                                                           Decision Resources, Inc.;
Waltham, MA  02451                                                                     Trustee, Cornell University; Director,
                                                                                                   CareGroup Inc.

Benjamin M. Friedman, 8/5/44                                 Trustee                           William Joseph Maier,
c/o Harvard University                                                                    Professor of Political Economy,
Cambridge, MA  02138                                                                             Harvard University

John H. Hewitt, 4/11/35                                      Trustee                      Trustee, The Peabody Foundation;
P.O. Box 233                                                                                Trustee, Mertens House, Inc.
New London, NH  03257

*Edward H. Ladd, 1/3/38                            Trustee and Vice President                Chairman of the Board and
c/o Standish, Ayer & Wood, Inc.                                                         Managing Director, Standish, Ayer &
One Financial Center                                                                                Wood, Inc.;
Boston, MA  02111                                                                        Director of Standish International
                                                                                              Management Company, LLC

Caleb Loring III, 11/14/43                                   Trustee                      Trustee, Essex Street Associates
c/o Essex Street Associates                                                              (family investment trust office);
400 Essex Street                                                                         Director, Holyoke Mutual Insurance
Beverly, MA  01915                                                                        Company; Director, Carter Family
                                                                                         Corporation; Board Member, Gordon-
                                                                                       Conwell Theological Seminary; Chairman
                                                                                       of the Advisory Board, Salvation Army;
                                                                                            Chairman, Vision New England

*Richard S. Wood, 5/21/54                             President and Trustee             Managing Director, Standish, Ayer &
c/o Standish, Ayer & Wood, Inc.                                                                     Wood, Inc.;
One Financial Center                                                                   Executive Vice President and Director,
Boston, MA  02111                                                                        Standish International Management
                                                                                                    Company, LLC

James E. Hollis III, 11/21/48                       Executive Vice President           Director, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

                                     - 36 -

                                                                                                Principal Occupation
Name, Address and Date of Birth                    Position Held With Trust                     During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Anne P. Herrmann, 1/26/56                         Vice President and Secretary              Assistant Vice President and
c/o Standish, Ayer & Wood, Inc.                                                         Senior Fund Administration Manager,
One Financial Center                                                                        Standish, Ayer & Wood, Inc.
Boston, MA  02111

Paul G. Martins, 3/10/56                          Vice President and Treasurer       Vice President of Finance, Standish, Ayer
c/o Standish, Ayer & Wood, Inc.                                                           & Wood, Inc. since October 1996;
One Financial Center                                                                 formerly Senior Vice President, Treasurer
Boston, MA  02111                                                                      and Chief Financial Officer of Liberty
                                                                                                Financial Bank Group

Beverly E. Banfield, 7/6/56                              Vice President                  Associate Director and Compliance
c/o Standish, Ayer & Wood, Inc.                                                         Officer, Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Denise B. Kneeland, 8/19/51                              Vice President                  Vice President and Manager, Mutual
c/o Standish, Ayer & Wood, Inc.                                                                  Funds Operations,
One Financial Center                                                                        Standish, Ayer & Wood, Inc.
Boston, MA  02111

Tami M. Pester, 10/29/67                                 Vice President                 Assistant Vice President, Assistant
c/o Standish, Ayer & Wood, Inc.                                                      Compliance Manager and Compliance Officer,
One Financial Center                                                                               Standish, Ayer
Boston, MA  02111                                                                   & Wood, Inc. since 1998; Compliance Officer,
                                                                                            State Street Global Advisors

Rosalind J. Lillo, 2/6/38                                Vice President                     Broker/Dealer Administrator
c/o Standish, Ayer & Wood, Inc.                                                          Standish, Ayer & Wood, Inc. since
One Financial Center                                                                     October 1995; formerly Compliance
Boston, MA  02111                                                                   Administrator, New England Securities Corp.

Deborah Rafferty-Maple, 1/4/69                           Vice President             Assistant Vice President, Financial Planner
c/o Standish, Ayer & Wood, Inc.                                                     and Registered Investment Networks Marketing
One Financial Center                                                                    Manager, Standish, Ayer & Wood, Inc.
Boston, MA  02111

                                                         Vice President                     Client Service Professional,
Lisa Kane, 6/25/70                                                                          Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Steven M. Anderson, 7/14/65                              Vice President                       Mutual Funds Controller,
c/o Standish, Ayer & Wood, Inc.                                                             Standish, Ayer & Wood, Inc.
One Financial Center                                                                             since April, 1998;
Boston, MA  02111                                                                   formerly Independent Consultant for Banking
                                                                                               and Financial Services

                                     - 37 -

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers

      Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish or to the Trust’s and Portfolio Trust’s officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds’ shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 1999, except that certain trustees and officers who are directors and shareholders of Standish, may from time to time, purchase additional shares of common stock of Standish.

      The following table sets forth all compensation paid to the Trust’s and the Portfolio Trust’s trustees as of the funds’ fiscal years ended December 31,
1999:

                      Aggregate Compensation from the Funds

                                                                                                Total Compensation
                                     Global Fixed     International    Pension or Retirement      from Funds and
                     Fixed Income    Income Asset     Fixed Income      Benefits Accrued as      Portfolio & Other
Name of Trustee      Asset Fund**       Fund**           Fund**        Part of Funds’ Expense   Funds in Complex*
------------------------------------------------------------------------------------------------------------------
D. Barr Clayson           $0              $0               $0                    $0                     $0
Samuel C. Fleming         $0              $0               $0                    $0                   $57,000
Benjam M. Friedman        $0              $0               $0                    $0                   $57,000
John H. Hewitt            $0              $0               $0                    $0                   $62,000
Edward H. Ladd            $0              $0               $0                    $0                     $0
Caleb Loring, III         $0              $0               $0                    $0                   $57,000
Richard S. Wood           $0              $0               $0                    $0                     $0

* As of the date of this Statement of Additional Information there were 24 funds in the fund complex.

** The fund bears its pro rata allocation of trustees’ fees paid by its corresponding Portfolio to the trustees of the Portfolio Trust.

Certain Shareholders

      At April 14, 2000, trustees and officers of the Trust and the Portfolio
Trust as a group beneficially owned (i.e., had voting and/or investment power)
less than 1% of the then outstanding shares of each fund. Also at that date, no person owned beneficially or of record 5% or more of the then outstanding shares of any fund except:

International Fixed Income Fund

                                         Percentage of
Name and Address                         Outstanding Shares
-----------------------------------------------------------------
Bell Atlantic Master Trust               29.94%(1)
Boston & Co.
P. O. Box 3198
Pittsburgh, PA  15230

      (1)Institutional Class

                                     - 38 -

Investment Adviser

      Standish serves as the adviser to Fixed Income Portfolio pursuant to written investment advisory agreements. Standish is a Massachusetts corporation organized in 1933 and is registered under the Investment advisers Act of 1940.
SIMCO serves as investment adviser to Global Fixed Income Portfolio and the
International Fixed Income Fund pursuant to an investment advisory agreement.
SIMCO was organized as a Delaware limited partnership in 1991 and converted to a
Delaware limited liability company in 1999. SIMCO, a registered investment adviser under the Investment Advisers Act of 1940, is a wholly owned subsidiary of Standish.

      The following, constituting all of the Directors and all of the shareholders of Standish, are Standish controlling persons: Caleb F. Aldrich,
Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, D. Barr Clayson,
Lavina B. Chase, W. Charles Cook, Joseph M. Corrado, Richard C. Doll, Dolores S.
Driscoll, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H.
Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Catherine A.
Powers, Howard B. Rubin, Austin C. Smith, Thomas P. Sorbo, David C. Stuehr,
Ralph S. Tate, Michael W. Thompson and Richard S. Wood.

      Subject to the supervision and direction of the trustees of the Trust and
Portfolio Trust, the adviser recommends investment decisions, places orders to purchase and sell securities and permits the Portfolios and International Fixed
Income Fund to use the name "Standish." In addition to those services, the adviser provides the funds (but not the Portfolios) with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreements, the adviser is paid a fee based upon a percentage of the applicable fund’s or Portfolio’s average daily net asset value computed as set forth below.
The advisory fees are payable monthly.

                                        Contractual Advisory Fee Rate (as a
      Fund                              percentage of average daily net assets)
      --------------------------------  --------------------------------------
      Fixed Income Portfolio            0.40% of the first $250 million
                                        0.35% of the next $250 million
                                        0.30% of over $500 million
      Global Fixed Income Portfolio     0.40%
      International Fixed Income Fund   0.40%

      During the last three fiscal years ended December 31, the funds and the
Portfolios paid advisory fees in the following amounts:

Fund                                        1997         1998          1999
----                                        ----         ----          ----
Fixed Income Asset Fund                     N/A           N/A           N/A
Fixed Income Portfolio                   $9,043,263   10,072,756    10,049,882
Global Fixed Income Asset Fund              N/A           N/A           N/A
Global Fixed Income Portfolio             $412,216     1,514,971     1,793,905
International Fixed Income Fund          $4,012,641    5,359,632     5,348,212

                                     - 39 -

      The feeder funds do not pay directly advisory fees. Each feeder fund bears its pro rata allocation of its corresponding Portfolio’s expenses, including advisory fees.

      Pursuant to the investment advisory agreements the International Fixed
Income Fund and each Portfolio bears expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the International Fixed Income Fund and the Portfolios will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and trustees’ fees and expenses.

      Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year but only so long as each such continuance is approved annually (i) by either the trustees of the Trust or the Portfolio Trust (as applicable) or by the "vote of a majority of the outstanding voting securities" of the International Fixed Income Fund or the applicable Portfolio, and, in either event (ii) by vote of a majority of the trustees of the Trust or the Portfolio Trust (as applicable) who are not parties to the investment advisory agreement or "interested persons" (as defined in the
1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the trustees of the
Trust or the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the International Fixed Income Fund or the applicable
Portfolio or by the adviser, on sixty days’ written notice to the other parties.
The investment advisory agreements terminate in the event of their assignment as defined in the 1940 Act.

      In an attempt to avoid any potential conflict with portfolio transactions for the fund, the Trust, the adviser and the Principal Underwriter have each adopted a Code of Ethics which are designed to maintain a high standard of personal conduct by directing that all personnel place the interests of the fund and its shareholders ahead of their own when effecting personal securities transactions. While the codes do permit personnel to invest in securities for their own accounts, the codes impose extensive restrictions on personal securities trading including the pre-clearance of all personal securities transactions and a prohibition of purchasing during initial public offerings of securities. Each code is on public file with, and is available from, the SEC.

Administrator

      Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston
Massachusetts 02116, serves as the administrator to the Portfolios and Standish serves as the administrator to the feeder funds pursuant to written administration agreements with the Trust on behalf of these funds. As administrators, IBT and Standish manage the affairs of their respective
Portfolios or funds, provide all necessary office space and services of executive personnel for administering the affairs of the funds, and, in the case of Standish, allows the feeder funds to use the name "Standish." For these services, IBT currently receives a fee from the funds based on a percentage of the fund’s net assets according to the following formula: 0.0105% of net assets up to the first $1 billion, 0.0034% of net assets for the next $500 million and
0.0017% of net assets in excess of $1.5 billion. IBT also receives an aggregate fee of $12,625 per month from all of the Portfolios in the Portfolio Trust and all of the non-feeder funds in the Trust. This fee is allocated among each
Portfolio and non-feeder fund based upon the relative asset sizes of the
Portfolios and non-feeder funds. IBT receives an aggregate fee of $2,500 per month from all of the feeder funds in the Trust. This fee is allocated among each feeder fund based upon the relative asset sizes. Standish currently does not receive any additional compensation for its services as administrator. The trustees of the Trust may, however, determine in the future to compensate
Standish for its administrative services.

                                     - 40 -

Each of the administration agreements can be terminated by either party on not more than sixty days’ written notice.

Distributor of the Funds

      Standish Fund Distributors, L.P. (the "Principal Underwriter"), an
affiliate of the adviser, serves as the Trust’s exclusive principal underwriter and holds itself available to receive purchase orders for the fund’s shares. In that capacity, Standish Fund Distributors has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each fund’s shares in accordance with the terms of the Underwriting Agreement between the
Trust and the Standish Fund Distributors. Pursuant to the Underwriting
Agreement, the Standish Fund Distributors has agreed to use its best efforts to obtain orders for the continuous offering of fund’s shares. The Standish Fund
Distributors receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund’s outstanding shares or by the trustees of the Trust or (ii) by a vote of a majority of the trustees of the Trust who are not "interested persons"
(as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The
Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the trustees of the Trust, a vote of a majority of the trustees who are not "interested persons" of the Trust, or, with respect to a fund, by a vote of the holders of a majority of the applicable fund’s outstanding shares, in any case without payment of any penalty on not more than
60 days’ written notice to the other party. The offices of the Standish Fund
Distributors are located at One Financial Center, 26th Floor, Boston,
Massachusetts 02111.

                                  SERVICE PLAN

      The Trust, with respect to Fixed Income Asset Fund, Global Fixed Income
Asset Fund and International Fixed Income Fund Service Class, has adopted a service plan (the "Service Plan"). Each Service Plan provides that a fund may compensate entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own fund shares ("Omnibus
Accounts") for providing certain personal, account administration and/or shareholder liaison services to participants in the Omnibus Accounts. Pursuant to the Service Plan, the funds may enter into agreements with Account
Administrators which purchase shares of the funds ("Service Agreements"). Under such Service Agreements or otherwise, Account Administrators may perform some or all of the following services: (a) establishing and maintaining Omnibus Accounts with the funds; (b) establishing and maintaining subaccounts and subaccount balances for Omnibus Accounts and their participants ("Participants"); (c)
processing orders by Omnibus Accounts and Participants to purchase, redeem and exchange fund shares promptly and in accordance with the effective prospectus relating to such shares; (d) transmitting to each fund (or its agent) on each
Business Day (as defined below) a net subscription or net redemption order reflecting subscription, redemption and exchange orders received by it with respect to the Omnibus Accounts; (e) receiving and transmitting funds representing the purchase price or redemption proceeds relating to such orders;
(f) mailing fund prospectuses, statements of additional information, periodic reports, transaction confirmations and subaccount information to Omnibus
Accounts and Participants; (g) answering Omnibus Account and Participant inquiries about the funds, subaccount balances, distribution options and such other administrative services for the Omnibus Account and the Participants as provided for in the service agreements between the Account Administrator and the
Omnibus Account; and (h) providing such statistical and other information as may be reasonably requested by the funds or necessary for the funds to comply with applicable federal or state laws.

                                     - 41 -

      As compensation for such services, the funds may pay each Account
Administrator a service fee in an amount of up to 0.25% (on an annualized basis)
of the fund’s average daily net assets attributable to fund shares that are attributable to or held in the name of such Account Administrator. Account
Administrators may from time to time be required to meet certain other criteria in order to receive service fees.

      In accordance with the terms of the Service Plan, Standish provides to the
Trust for review by the Trustees a quarterly written report of the amounts expended under the Service Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Service Plan, they will consider the continued appropriateness and the level of compensation that the Service
Plan provides.

      Conflict of interest restrictions (including the Employee Retirement
Income Security Act of 1974 ("ERISA")) may apply to an Account Administrator’s receipt of compensation paid by the funds in connection with the investment of fiduciary assets in fund shares. Account Administrators that are subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in fund shares and receiving service fees.

      The Trust believes that fiduciaries of ERISA plans may properly receive fees under the Service Plan if the plan fiduciary otherwise properly discharges its fiduciary duties, including (if applicable) those under ERISA. Under ERISA, a plan fiduciary, such as a trustee or investment manager, must meet the fiduciary responsibility standards set forth in part 4 of title 1 of ERISA.
These standards are designed to help ensure that the fiduciary’s decisions are made in the best interests of the plan and are not colored by self-interest.

      Section 403(c)(1) of ERISA provides, in part, that the assets of a plan shall be held for the exclusive purpose of providing benefits to the plan’s participants and their beneficiaries and defraying reasonable expenses of administering the plan. Section 404(a)(1) sets forth a similar requirement on how a plan fiduciary must act prudently and solely in the interest of the participants and beneficiaries. These basic provisions are supplemented by the per se prohibitions of certain classes of transactions set forth in Section 406 of ERISA.

      Section 406(a)(1)(D) of ERISA prohibits a fiduciary of an ERISA plan from causing that plan to engage in a transaction if he knows or should know that the transaction would constitute a direct or indirect transfer to, or use by or for the benefit of, a party in interest, of any assets of the plan. Section 3(14)
includes, within the definition of "party in interest" with respect to a plan, any fiduciary with respect to that plan. Thus, Section 406(a)(1)(D) would not only prohibit a fiduciary from causing the plan to engage in a transaction which would benefit a third person who is a party in interest, but it also would prohibit the fiduciary from similarly benefiting himself. In addition, Section
406(b)(1) specifically prohibits a fiduciary with respect to a plan from dealing with the assets of that plan in his own interest or for his own account. Section
406(b)(3) supplements these provisions by prohibiting a plan fiduciary from receiving any consideration for his own personal account from any party dealing with the plan in connection with a transaction involving the assets of the plan.

      In accordance with the foregoing, however, a fiduciary of an ERISA plan may properly receive service fees under the Service Plan if the fees are used for the exclusive purpose of providing benefits to the plan’s participants and their beneficiaries or for defraying reasonable expenses of administering the plan for which the plan would otherwise be liable. See, e.g., Department of
Labor ERISA Technical Release No. 86-1 (stating a violation of ERISA would not occur where a broker-dealer rebates commission dollars to a plan fiduciary who, in turn, reduces its fees for which the plan is otherwise responsible for paying). Thus, the fiduciary duty issues involved in a plan fiduciary’s receipt of the service fee must be assessed on a case-by-case basis by the relevant plan fiduciary.

                                     - 42 -

                        PURCHASE AND REDEMPTION OF SHARES

      Detailed information on purchase and redemption of shares is included in the prospectus.

      In addition to Standish Fund Distributors and other agents of the Trust, each fund has authorized one or more brokers and dealers to accept on its behalf orders for the purchase and redemption of fund shares. Under certain conditions, such authorized brokers and dealers may designate other intermediaries to accept orders for the purchase and redemption of fund shares. In accordance with a position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders are considered to have been received by a fund when accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee. Also in accordance with the position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders will receive the appropriate fund’s net asset value per share next computed after the purchase or redemption order is accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee.

      The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission may permit for the protection of shareholders of the funds.

      The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities distributed upon redemption of fund shares will be valued at their then current market value. The
Trust, on behalf of each of its series, has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund’s obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund’s net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

      The adviser is responsible for placing each fund’s portfolio transactions and will do so in a manner deemed fair and reasonable to the funds and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the respective fund. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or

                                     - 43 -

otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the funds effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the funds generating the soft dollar credits. The investment advisory fees paid by the funds under the investment advisory agreements will not be reduced as a result of the adviser’s receipt of research services.

      The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a fund or a Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the funds. In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for a fund may be aggregated with those to be sold or purchased for other investment clients of the adviser and the adviser’s personnel in order to obtain best execution.

      Because most of the funds’ securities transactions are effected on a principal basis involving a "spread" or "dealer mark-up," the funds have not paid any brokerage commissions during the past three years.

                        DETERMINATION OF NET ASSET VALUE

      Each fund’s net asset value is calculated each business day on which the
New York Stock Exchange is open. Currently, the New York Stock Exchange is not open on weekends, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. The net asset value of a fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New
York City time). If the New York Stock Exchange closes early, the calculation of net asset value will be accelerated to the actual closing time. Net asset value is computed by dividing the value of all securities and other assets of the fund
(substantially all of which, in the case of Fixed Income Asset Fund, Global
Fixed Income Asset Fund and International Fixed Income Fund, will be represented by the fund’s interest in its corresponding Portfolio) less all liabilities by the number of fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

      The value of a Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of Fixed Income Asset Fund and Global Fixed Income Asset Fund is
determined. Each investor in a Portfolio may add to or reduce its investment in the Portfolio on each Business Day. As of the close of regular trading on the
New York Stock Exchange on each Business Day, the value of each investor’s interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in a Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the close of regular trading on the New York Stock Exchange on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in the
Portfolio effected on such day, and (ii) the denominator of which is the

                                     - 44 -

aggregate net asset value of the Portfolio as of the close of regular trading on the New York Stock Exchange on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the
Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the
Portfolio as of the close of regular trading on the New York Stock Exchange on the following Business Day.

      Portfolio securities are valued at the last sales prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price.
Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the trustees.

      Portfolio securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by the adviser in accordance with procedures approved by the trustees, which may include the use of yield equivalents or matrix pricing.

      Money market instruments with less than sixty days remaining to maturity when acquired by a fund or a Portfolio are valued on an amortized cost basis. If the fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the
New York Stock Exchange. If a security’s primary exchange is outside the U.S., the value of such security used in computing the net asset value of a fund’s shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock
Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the New York Stock Exchange and will therefore not be reflected in the computation of the funds’ net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the trustees of the Trust or the Portfolio Trust.

                           THE FUNDS AND THEIR SHARES

      Each fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and
Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each fund.
International Fixed Income Fund offers two classes of Shares; Service Class and
Institutional Class.. Shares of Institutional Class are offered through another prospectus and SAI. Each share of Fixed Income Fund and Global Fixed Income Fund represents an equal proportionate interest in the respective fund with each other share and is entitled to such dividends and distributions as are declared by the trustees. Shares of International Fixed Income Fund represent interests in the fund in proportion to each share’s net asset value. The per share net asset value of each class of shares is calculated separately and may differ as a result of the service fee applicable to Service Class shares and the allocation of certain class specific expenses which apply to only one of the classes or which differ between the classes. Shareholders are not entitled to any

                                     - 45 -

preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.

      Pursuant to the Declaration, the trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The trustees have established other series of the Trust. Pursuant to the
Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the trustees may authorize each fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund. As of the date of this SAI, Fixed Income
Asset Fund and Global Fixed Income Asset Fund invest all of their investible assets in other open-end investment companies.

      All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

      Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the
Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the
Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

      Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to a Portfolio, the Trust will hold a meeting of the associated fund’s shareholders and will cast its vote proportionately as instructed by the fund’s shareholders. Fund shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing fund shareholders not voting will be voted by the trustees of the Trust in the same proportion as the fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, a fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the fund, would not require the vote of the shareholders of the fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the fund. Any proposal submitted to holders in a Portfolio, and that is not required to be voted on by shareholders of the associated fund, would nonetheless be voted on by the trustees of the Trust.

                       THE PORTFOLIOS AND THEIR INVESTORS

      Each Portfolio is a series of Standish, Ayer & Wood Master Portfolio, a trust which, like the Trust, is an open-end management investment company registered under the Investment Company Act of

                                     - 46 -

1940, as amended. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.

      Interests in a Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. A
Portfolio normally will not hold meetings of holders of such interests except as required under the 1940 Act. A Portfolio would be required to hold a meeting of holders in the event that at any time less than a majority of its trustees holding office had been elected by holders. The trustees of the Portfolios continue to hold office until their successors are elected and have qualified.
Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in the Portfolio for the purpose of removing any trustee. A trustee of the Portfolio may be removed upon a majority vote of the interests held by holders in the Portfolio qualified to vote in the election. The 1940 Act requires a Portfolio to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                    TAXATION

      Each series of the Trust, including each fund, is treated as a separate entity for U.S. federal income tax purposes. Each fund presently has elected to be treated, has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, each fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

      In order to qualify as a regulated investment company under Subchapter M, each fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% Income Test") and satisfy certain annual distribution and quarterly diversification requirements.

      Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to U.S. federal income taxation.
Instead, the corresponding fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio’s income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because Fixed Income
Asset Fund and Global Fixed Income Asset Fund invest their assets in Fixed
Income Portfolio and Global Fixed Income Portfolio, respectively, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the corresponding fund to satisfy them. Each Portfolio will allocate at least annually among its investors, including the corresponding fund, each investor’s distributive share of that Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Each Portfolio will make allocations to the corresponding fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the corresponding fund to satisfy the tax distribution requirements that apply to it in order for the fund to avoid U.S. federal income and/or excise tax. For purposes of applying the requirements of the Code regarding qualification as a RIC, Fixed Income Asset Fund, Global Fixed Income
Asset Fund and International Fixed Income Fund each will be deemed (i) to own its proportionate share of each of the assets of the corresponding Portfolio and
(ii) to be entitled to the gross income of the corresponding Portfolio attributable to such share.

                                     - 47 -

      Each fund will be subject to a 4% non deductible federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements in a timely manner. Certain distributions made in order to satisfy the Code’s distribution requirements may be declared by the funds as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated for federal income tax purposes as received by shareholders as if received on December 31 of the year in which the distributions are declared, rather than the year in which the distributions are received.

      For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares in a fund.
Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are treated as long-term capital gain for federal income tax purposes without regard to the length of time shares of the fund have been held.

      If, as anticipated, each fund continues to qualify as regulated investment companies under the Code, each fund will not be required to pay any
Massachusetts income, corporate excise or franchise taxes.

      Each fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, a fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund. International Fixed Income Fund has accumulated capital loss carryforwards in the amounts of $42,835,858 which expire on
December 31 of 2007. Fixed Income Asset Fund has accumulated capital loss carryforwards in the amounts of $3,181 which expire on December 31 of 2007.

      If a fund or Portfolio invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, other securities with original issue discount (or with market discount if a fund elects to include market discount in income currently), the fund or the Portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the corresponding
Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund or
Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the distribution requirements.

      Limitations imposed by the Code on regulated investment companies like the funds may restrict the International Fixed Income Fund or a Portfolio’s ability to enter into futures, options or currency forward transactions.

      Certain options, futures contracts or currency forward transactions entered into by the International Fixed Income Fund or a Portfolio may cause the fund or Portfolio to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a

                                     - 48 -

fund or realized by a Portfolio and allocable to the corresponding fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described below, and may accordingly produce ordinary income or loss. Additionally, a fund or Portfolio may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other Strategic Transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an
"appreciated financial position" held by the fund or Portfolio under Section
1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a fund’s or portfolio’s risk of loss is substantially diminished by one or more options, futures or forward contracts)
may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Portfolio or fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s distributions to shareholders. Each fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to certain structured or hybrid securities, dollar rolls, currency swaps, and interest rate swaps, caps, floors and collars are unclear in certain respects, and a fund or Portfolio will limit its transactions in these instruments so that each can account for these instruments in a manner that is intended to allow the funds to continue to qualify as regulated investment companies. Due to possible unfavorable consequences under present tax law, each fund and Portfolio does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the funds may acquire "regular" interests in
REMICs.

      Foreign exchange gains and losses realized by a fund in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders.
Under future regulations, any such transactions that are not directly related to a fund’s or Portfolio’s investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the funds or their shareholders in future years.

      In some countries, restrictions on repatriation may make it difficult or impossible for a fund or Portfolio to obtain cash corresponding to its earnings from such countries, which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

      The funds or a Portfolio may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to their investments in foreign securities, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the funds would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable fund’s total assets (in the case of a fund

                                     - 49 -

that invests in a Portfolio, taking into account its allocable share of the
Portfolio’s assets) at the close of any taxable year were to consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue Service. Because the investments of the Fixed Income
Portfolio are such that the Fixed Income Asset Fund expects that it will not meet this 50% requirement, shareholders of Fixed Income Asset Fund generally will not directly take into account the foreign taxes, if any, paid by Fixed
Income Portfolio and will not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts Fixed Income Asset Fund would otherwise have available to distribute.

      International Fixed and, taking into account its share of the investments of its corresponding Portfolio, Global Fixed Income Asset Fund may meet the 50%
threshold referred to in the previous paragraph for a year and, if one does, it may file an election with the Internal Revenue Service pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received)
their pro rata shares of qualified foreign taxes paid by the fund or paid by the
Portfolio and allocated to the fund even though not actually received by them and (ii) treat such respective pro rata portions as foreign taxes paid by them.

      Qualified foreign taxes generally include taxes that would be treated as income taxable under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes. If a fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. federal income taxes.
Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund or Portfolio, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the applicable fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any)
that a fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder’s pro rata share of qualified foreign taxes paid by the fund or the Portfolio and (ii) the portion of fund dividends which represents income from each foreign country.

      If a Portfolio or fund acquires any equity interest (including, under future regulations, not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), a fund could be subject to federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or on gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized by a fund is timely distributed to its shareholders. The funds would not be able to pass through to their shareholders any credit or deduction for such a tax.
Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the funds to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund and the Portfolios may limit and/or manage their holdings, if any, in passive foreign investment companies to limit each fund’s tax liability or maximize its return from these investments.

      Investment in debt obligations by a fund or a Portfolio that are at risk of or in default presents special tax issues for the applicable fund. Tax rules are not entirely clear about issues such as when the fund or Portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on

                                     - 50 -

obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund or Portfolio, in the event that it invests in such securities, in order to seek to ensure that the fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

      Distributions from a fund’s current or accumulated earnings and profits
("E&P"), as computed for Federal income tax purposes, will be treated under the
Code as ordinary income (if they are from the fund’s investment company taxable income) or long-term capital gain (if they are from the fund’s net capital gain and are designated by the fund as "capital gain dividends") whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor’s tax basis in fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

      A fund’s distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent a fund earned dividend income (or, in the case of a
Standish Feeder Fund, was allocated dividend income of the applicable Portfolio)
from stock investments in U.S. domestic corporations. The funds and the
Portfolios are permitted to acquire stocks of U.S. domestic corporations, and it is therefore possible that a small portion of a fund’s distributions, from the dividends attributable to such preferred stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder’s liability for alternative minimum tax and/or result in basis reductions and other consequences in certain circumstances.

      At the time of an investor’s purchase of fund shares, a portion of the purchase price may be attributable to undistributed taxable income and/or realized or unrealized appreciation in the fund’s portfolio (or share of the
Portfolio’s portfolio in the case of Standish Feeder Funds). Consequently, subsequent distributions by a fund with respect to such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

      Upon a redemption or other disposition of shares of the funds in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder’s tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. Any loss realized on a redemption or other disposition may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions)
within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the shares. In such a case, the disallowed portion of the loss generally would be included in the federal tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized or other disposition upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

                                     - 51 -

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

      The foregoing discussion relates solely to U.S. federal income tax law consequences for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates), and who are subject to U.S. federal income tax. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, financial institutions, and securities dealers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of any Standish Feeder Fund’s indirect ownership
(through the corresponding Portfolio) of any such obligations, as well as the
Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances.

      Federal law requires that each fund withhold (as "backup withholding") 31%
of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement shareholders must certify on their Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer
Identification Number they provided is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

      Investors other than U.S. persons may be subject to different U.S.
treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the fund.

                             ADDITIONAL INFORMATION

      The funds’ prospectuses and this SAI omit certain information contained in the Trust’s registration statement filed with the SEC, which may be obtained from the SEC’s principal office at 450 Fifth Street, N.W., Washington, D.C.
20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission or by accessing the SEC’s Web site at
http://www.sec.gov.

                        EXPERTS AND FINANCIAL STATEMENTS

      Each fund’s financial statements contained in the 1999 Annual Reports of the funds have been audited by PricewaterhouseCoopers LLP, independent accountants, and are incorporated by reference into this SAI. The Portfolios’
financial statements contained in Fixed Income Asset Fund’s, Global Fixed

                                     - 52 -

Income Asset Fund’s and International Fixed Income Fund’s 1999 Annual Report
have also been audited by PricewaterhouseCoopers LLP.

      The financial statements for the year ended December 31, 1999 are incorporated by reference from the 1999 Annual Reports, which have previously been sent to shareholders and were filed with the SEC on or about March 6, 2000,
1940 Act File No. 811-04813.

                                     - 53 -

                                    APPENDIX

                         MOODY’S RATINGS DEFINITIONS FOR
                         CORPORATE BONDS AND SOVEREIGN,
                            SUBNATIONAL AND SOVEREIGN
                                 RELATED ISSUES

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements.
Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                            STANDARD & POOR’S RATINGS
                                   DEFINITIONS

      AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.
Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                     - 54 -

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB - Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
BB or BB- rating.

                                STANDARD & POOR’S
                        CHARACTERISTICS OF SOVEREIGN DEBT
                              OF FOREIGN COUNTRIES

      AAA - Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances

      Key players in the global trade and financial system:

      -     Prosperous and resilient economies, high per capita incomes
      -     Low fiscal deficits and government debt, low inflation
      -     Low external debt.

      AA - Stable, predictable governments with demonstrated track record of responding to changing economic and political circumstances

      -     slightly integrated into global trade and financial system
      -     Differ from AAAs only to a small degree because:
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
      -     More variable fiscal deficits, government debt and inflation
      -     Moderate to high external debt.

      A - Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change

      -     Established trend of integration into global trade and financial system
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks), but
      -     Usually rapid growth in output and per capita incomes
      -     Manageable through variable fiscal deficits, government debt and inflation
      -     Usually low but variable debt
      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation

                                     - 55 -

      -     Very high and variable debt, often graduates of Brady plan but track record not well established.

      BBB - Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Economies less prosperous and often more vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     High and variable external debt.

      BB - Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies, but variable
            performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     Very high and variable debt, often graduates of Brady Plan but track record not well established

      In the case of sovereign, subnational and sovereign related issuers, a fund uses the foreign currency or domestic (local) currency rating depending upon how a security in the portfolio is denominated. In the case where a fund holds a security denominated in a domestic (local) currency and one of the rating services does not provide a domestic (local) currency rating for the issuer, the fund will use the foreign currency rating for the issuer; in the case where a fund holds a security denominated in a foreign currency and one of the rating services does not provide a foreign currency rating for the issuer, the fund will treat the security as being unrated.

                          DESCRIPTION OF DUFF & PHELPS
                         RATINGS FOR CORPORATE BONDS AND
                         FOR SOVEREIGN, SUBNATIONAL AND
                            SOVEREIGN RELATED ISSUERS

      AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

      BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

      BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                     - 56 -

      B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating guide.

                            FITCH IBCA INTERNATIONAL
                             LONG-TERM CREDIT RATING
                                   DEFINITIONS

      AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A - Bonds considered to be investment grade and of high credit quality.
The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB - Bonds considered to be investment grade and of good credit quality.
The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB - Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B - Bonds are considered highly speculative. The obligor’s ability to pay interest and repay principal are currently being met, but a limited margin safety remains. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                        FITCH IBAC LONG-TERM RATINGS FOR
                                 NATIONAL ISSUES

      AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

      A - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                                     - 57 -

      BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      BB - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

      B - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.

                                     - 58-

       [LOGO]
        STANDISH FUNDS®

             Prospectus

          Standish
            Group of Global
Fixed Income Funds

May 1, 2000

              Standish International
              Fixed Income Fund
              (Institutional Class Shares)
             Standish
              International Fixed Income Fund II
             Standish
              Global Fixed Income Fund
             Standish
              World High Yield Fund

          The
            Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

Risk/Return Summary

Who may want to invest

Mutual fund risks

International Fixed Income Fund

International Fixed Income Fund II

Global Fixed Income Fund

World High Yield Fund

The Funds’ Investments and Related Risks

Additional investment policies

The Investment Adviser

About SIMCO® and Standish®

Fund managers

Advisory services and fees

Investment and Account Information

How to purchase shares

How to exchange shares

How to redeem shares

Transaction and account policies

Valuation of shares

Dividends and distributions

Fund Details

Taxes

Master/feeder structure

The funds’ service providers

Financial Highlights

For More Information

Risk/Return Summary

Standish International
              Management Company, LLC (SIMCO), a subsidiary of Standish, Ayer
              & Wood, Inc., manages each fund.

SIMCO believes
              that discovering pockets of inefficiency is the key to adding value to fixed income investments. SIMCO focuses

          on
            identifying undervalued sectors and securities and deemphasizes the use of interest rate forecasting. SIMCO looks for fixed income securities with the most potential for added value, such as those with unique structural characteristics or innovative features and the potential for credit upgrades.

               SIMCO,
                together
                with Standish,
                currently man-
                ages more than
                $45 billion of
                assets for a
                broad range of
                clients in the
                U.S. and abroad.

          Who
may want to invest

The four Standish
              global fixed income funds may be appropriate for investors:

  Interested
                in diversifying their fixed income investment beyond the U.S.
                markets.

  Prepared
                to accept the risks entailed in foreign investing, which include political instability and currency fluctuation.

  Willing
                to tolerate fluctuations in bond prices due to futures’ rate changes.

  Looking
                for a hedge against inflation, which erodes the purchasing power of money.

In addition,
              for World High Yield Fund:

  Looking
                to diversify a fixed income portfolio with a high level of income.

              Descriptions
              of the funds
              begin on the
              next page and
              include more
              information
              about each
              fund’s key
              investments
              and strategies,
              principal risk
              factors, past
              performance and expenses.

Mutual
        fund risks

    An investment in a
      fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

           International
Fixed Income Fund

             Investment
              objective

             To
              maximize total return while realizing a market level of income consistent with preserving principal and liquidity.

             Key
              investments and strategies

          The
            fund invests, under normal circumstances, at least 65% of assets in
            non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.
            The fund always invests in at least 5 countries other than the U.S.
            At times, the fund may invest a substantial part of its assets in any one country. The fund will hedge most, but not necessarily all, of its foreign currency exposure to protect the U.S. dollar value of the fund’s assets. The fund may also invest in interest rate futures contracts.

             Credit
              quality

          The
            fund invests primarily in investment grade securities, but may invest up to 15% of assets in below investment grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B. The adviser selects fixed income securities that have the potential to be upgraded.

             Targeted
              average portfolio credit quality

          In the range of A to AA/Aa

             Maturity

          The
            fund is not subject to any maturity restrictions.

             How
              investments are selected

            The adviser focuses
            on identifying undervalued government bond markets, currencies, sectors and securities and deemphasizes the use of an interest rate forecasting strategy. The adviser looks for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.
            The adviser selects securities for the fund’s portfolio by:

  Using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies and the credit quality of government debt.

  Focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

            Principal
            risks
            of investing
in the fund

Investors could lose money on their investment in
              the fund or the fund could perform less well than other possible investments if any of the following occurs:

   Interest rates rise, which will make the prices of fixed
                income securities and the value of the fund’s portfolio go down.

   The issuer of a security owned by the fund has its credit
                rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade bonds.

   When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

   When interest rates are rising, the average life of some
                securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.
                This is known as extension risk.

   The adviser’s judgment about the attractiveness, relative
                value or potential appreciation of a particular country, currency, sector, security or hedging strategy proves to be incorrect.

   Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
                A decline in the value of foreign currencies relative to the U.S.
                dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
                These risks are more severe for securities of issuers in emerging market countries.

  During periods of extreme interest rate volatility the fund has difficulty closing out its position in interest rate futures contracts or closing out the position at a price which the adviser believes would be advantageous to the fund.

             The fund
            is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than diversified funds.
            To the extent the fund invests more if its assets in a single issuer, the fund’s share price may be adversely affected by events affecting that issuer.

             Total
              return
              performance

          The
            bar chart and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance of each fund from year to year over the life of the fund. The total return table shows how the fund’s average annual returns for different calendar periods compare to those of two widely recognized, unmanaged indices of fixed income securities.
            Each fund’s past performance does not necessarily indicate how the fund will perform in the future.

International
  Fixed Income Fund

[The following was depicted as a bar chart in the original printed material.]

                        Calendar Year Ended December 31
           1991  1992   1993   1994   1995  1996   1997  1998   1999
           ----  ----   ----   ----   ----  ----   ----  ----   ----
Percent   15.08  8.09  23.78  -9.22  18.13 15.28  11.86  8.73   0.79

Quarterly returns:

Highest: 9.98% in 3rd quarter 1991

Lowest: -5.78% in 1st quarter 1994

    Average annual total returns for selected periods ended December 31, 1999

Year
      5
Years
      Life

of Fund
      Inception
Date

      International
        Fixed
Income Fund
0.79

         10.79

9.87
1/2/91

      J.P.
        Morgan Non-U.S.
Govt. Bond Index (Hedged)*
2.48

         11.14

8.90
N/A

      Lehman
Brothers Aggregate**
(0.83)

         7.73

         7.56

         N/A

*The
            J.P. Morgan Non-U.S. Government Bond Index (Hedged) is an unmanaged broad based index of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.

            **The Lehman Brothers Aggregate Index is an unmanaged, broad based index of domestic, U.S. dollar denominated, fixed rate investment grade bonds.

Fees
          and expenses of the funds

This table describes
          the fees and expenses you may pay if you buy and hold shares of the fund.

       Based
        on fiscal year
        ended 12/31/99

       International
        Fixed Income
        Fund

       Shareholder
        fees (fees paid
        directly from your investment)

       None

       Annual
        fund operating expenses
        (expenses that are deducted
        from fund assets)

       Management
        fees

       0.40%

       Distribution
        (12b-1) fees

       None

       Other
        expenses

       0.12%

       Total
        annual fund operating expenses

       0.52%

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that:

  You invest $10,000 in the fund for the time periods indicated;
  You redeem at the end of each period;
  Your investment has a 5% return each year; and
  The fund’s operating expenses have not been capped and remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	After 1 year	After 3 years	After 5 years	After 10 years
International Fixed Income Fund	$53	$167	$291	$653

International Fixed Income Fund II
Investment objective	To maximize total return while realizing a market level of income consistent with preserving principal and liquidity.

Key investments and strategies	The fund invests, under normal circumstances, at least 65% of assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets. The fund always invests in at least 5 countries other than the U.S. At times, the fund may invest a substantial part of its assets in any one country. The fund will hedge its exposure to foreign currency only to the extent that foreign currency is hedged in the fund’s benchmark, the J.P. Morgan Non-U.S. Government Index. The fund may also invest in interest rate futures contracts.

Credit quality	The fund invests primarily in investment grade securities, but may invest up to 15% of assets in below investment grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B. The adviser selects fixed income securities that have the potential to be upgraded.

Targeted average portfolio credit quality	In the range of A to AA/Aa

Maturity	The fund is not subject to any maturity restrictions.

How investments are selected

The adviser focuses on identifying undervalued government bond markets, currencies, sectors and securities and deemphasizes the use of an interest rate forecasting strategy. The adviser looks for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. The adviser selects securities for the fund’s portfolio by:

  Using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies and the credit quality of government debt.
  Focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates rise, which will make the prices of fixed income securities and the value of the fund’s portfolio go down.
  The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade bonds.
  When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular country, currency, sector, security or partial hedging strategy proves to be incorrect.
  Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
  During periods of extreme interest rate volatility the fund has difficulty closing out its position in interest rate futures contracts or closing out the position at a price which the adviser believes would be advantageous to the fund.
The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than diversified funds. To the extent the fund invests more if its assets in a single issuer, the fund’s share price may be adversely affected by events affecting that issuer.

Total Return Performance

Because the fund has been in operation since June 30, 1999, the fund does not have a full calendar year of performance information to include in the bar chart and total return table which appear in this location for other funds in this prospectus. The bar chart and total return table require a full calendar year of performance information before they can be included in the prospectus.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of fund.

Based on fiscal year ended 12/31/99	International Fixed Income Fund II

Shareholder fees (fees paid directly from your investment)	None
Annual fund operating expenses[1] (expenses that are deducted from fund assets)
Management fees	0.40%
Distribution (12b-1) fees	None
Other expenses	1.00%
Total annual fund operating expenses	1.40%

[1]Because Standish has agreed to cap the fund’s operating expenses, actual expenses were:
Management fees	0.00%
Other expenses	0.00%
Total annual fund operating expenses	0.00%
These caps may be changed or eliminated.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that:

  You invest $10,000 in the fund for the time periods indicated;
  You redeem at the end of each period;
  Your investment has a 5% return each year; and
  The fund’s operating expenses have not been capped and remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
International Fixed Income Fund	$143	$443	$766	$1680

Global Fixed Income Fund
Investment objective	To maximize total return while realizing a market level of income consistent with preserving principal and liquidity.

Key investments and strategies	The fund invests all of its investable assets in a Standish master portfolio which invests, under normal circumstances, at least 65% of its assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets. Except where indicated, this prospectus uses the term “fund” to mean the fund and its master portfolio taken together. The fund generally invests in 8 or more countries, but always invests in at least 3 countries, one of which may be the U.S. At times, the fund may invest a substantial part of its assets in any one country. The fund will hedge most, but not necessarily all, of its foreign currency exposure to protect the U.S. dollar value of the fund’s assets. The fund may also invest in interest rate futures contracts.

Credit quality	The fund invests primarily in investment grade securities, but may invest up to 15% of assets in below investment grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B. The adviser selects fixed income securities that have the potential to be upgraded.

Targeted average portfolio credit quality	In the range of A to AA/Aa

Maturity	The fund is not subject to any maturity restrictions.

How investments are selected

The adviser focuses on identifying undervalued government bond markets, currencies, sectors and securities and deemphasizes the use of an interest rate forecasting strategy. The adviser looks for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. The adviser selects securities for the fund’s portfolio by:

  Using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policy and the credit quality of government debt.
  Focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates rise, which will make the prices of fixed income securities and the value of the fund’s portfolio go down.
  The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade bonds.
  When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular country, currency, sector, security or hedging strategy proves to be incorrect.
  Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
  During periods of extreme interest rate volatility the fund has difficulty closing out its position in interest rate futures contracts or closing out the position at a price which the adviser believes would be advantageous to the fund.
The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund’s share price may be adversely affected by events affecting that issuer.

Total return performance	The bar chart and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance from year to year of the fund. The total return table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of global government fixed income securities. The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Global Fixed Income Fund

[The following was depicted as a bar chart in the original printed material.]

Calendar Year Ended December 31

              1994   1995  1996   1997  1998   1999
              ----   ----  ----   ----  ----   ----
Percent      -7.08  18.13 13.03  11.68  6.98  -0.64

Quarterly returns:
Highest: 5.20% in 2nd quarter 1995
Lowest: -4.80% in 1st quarter 1994
Average annual total returns for selected periods ended December 31, 1999

	1 Year	5 Years	Life of Fund	Inception Date
Global Fixed Income Fund	(0.64)	9.65	6.67	1/3/94
J.P. Morgan Global Government Bond Index (hedged)*	0.73	9.76	7.33	N/A

*The J.P. Morgan Global Hedged Government Bond Index is a total return, market capitalization weighted index rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom, and United States.

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of fund.

Based on fiscal year ended 12/31/99	Global Fixed Income Fund
Shareholder fees (fees paid directly from your investment)	None
Annual fund operating expenses[1] (expenses that are deducted from fund assets)
Management fees	0.40%
Distribution (12b-1) fees	None
Other expenses	0.14%
Total annual fund operating expenses	0.54%

[1]The table and example reflect the combined expenses of the fund and the corresponding master fund in which it invests all its assets.

Expense Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that:

  You invest $10,000 in the fund for the time periods indicated;
  You redeem at the end of each period;
  Your investment has a 5% return each year; and
  The fund’s operating expenses have not been capped and remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	After 1 year	After 3 years	After 5 years	After 10 years
Global Fixed Income Fund	$55	$173	$302	$677

World High Yield Fund
Investment objective	To maximize total return, consisting primarily of a high level of income.

Key investments and strategies	The fund invests all of its investable assets in a Standish master portfolio which invests, under normal circumstances, at least 80% of its assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferreds and warrants. Except where indicated, this prospectus uses the term “fund” to mean the fund and its master portfolio taken together. The fund emphasizes multiple market sectors including: U.S., high yield and international and emerging markets. At least 80% of assets are U.S. dollar denominated or currency hedged to seek to protect the U.S. dollar value of the fund’s assets. The fund may also invest in interest rate futures contracts.

Credit quality	The fund invests at least 65% of assets in below investment grade securities, sometimes referred to as junk bonds, with an emphasis on those below investment grade securities that appear likely to be upgraded.

Targeted average portfolio credit quality	In the range BB/Ba to B

Maturity	The fund will maintain an average dollar-weighted effective portfolio maturity of 5 to 13 years but may invest in individual securities of any maturity.

How investments are selected

The adviser focuses on identifying undervalued sectors and securities, with some attention to interest rate forecasting. The adviser looks for securities with the most potential for added value, such as those involving new issuers, unique structural characteristics or innovative features that may not be well understood by other investors. The adviser selects securities for the fund’s portfolio by:

  Determining country, sector and maturity weightings based on intermediate and long-term assessments of the global economic environment and relative value factors. Portfolio maturity shifts will typically be gradual. Sector shifts may be rapid.
  Selecting individual securities based on fundamental research emphasizing creditworthiness, yields to maturity and relative prices of individual securities.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates rise, which will make the prices of fixed income securities and the value of the fund’s portfolio go down.
  The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade bonds.
  When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
  Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
  During periods of extreme interest rate volatility the fund has difficulty closing out its position in interest rate futures contracts or closing out the position at a price which the adviser believes would be advantageous to the fund.
There is a greater risk that the fund will lose money because it invests primarily in high yield and emerging market bonds. These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Total return performance	The bar chart and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year for the full calendar period indicated. The total return table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of dollar denominated fixed income securities. The fund’s past performance does not necessarily indicate how the fund will perform in the future.

World High Yield Fund

[The following was depicted as a bar chart in the original printed material.]

          Calendar Year Ended December 31
                 1998         1999
                 ----         ----
Percent          0.86          2.2

Quarterly returns:
Highest: 4.48% in 4th quarter 1998
Lowest: -6.60% in 3rd quarter 1998

Average annual total returns for selected periods ended December 31, 1998
	1 Year	Life of Fund	Inception Date
World High Yield Fund	2.20	3.57	6/2/97
Lehman Brothers High Yield Index*	2.39	4.72	N/A
Lehman Brothers Aggregate Index**	(0.83)	5.91	N/A
*The Lehman Brothers High Yield Index is an unmanaged broad based index of fixed rate, non-investment grade U.S. dollar-denominated debt.
**The Lehman Brothers Aggregate Index is an unmanaged, broad based index of domestic, dollar denominated, fixed rate investment grade bonds.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on fiscal year ended 12/31/99	World High Yield Fund
Shareholder fees (fees paid directly from your investment)	None
Annual fund operating expenses[1,2] (expenses that are deducted from fund assets)
Management fees	0.50%
Distribution (12b-1) fees	None
Other expenses	0.58%
Total annual fund operating expenses	1.08%

[1]Because Standish has agreed to cap the fund’s operating expenses, actual expenses were:

Management fees	0.00%
Other expenses	0.50%
Total annual fund operating expenses	0.50%
These caps may be changed or eliminated.
[2]The table and example reflect the combined expenses of World High Yield Fund and the master fund in which it invests all its assets.

Expense example
This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.
The example assumes that:

  You invest $10,000 in the fund for the time periods indicated;
  You redeem at the end of each period;
  Your investment has a 5% return each year; and
  The fund’s operating expenses have not been capped and remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	After 1 year	After 3 years	After 5 years	After 10 years
World High Yield Fund	$110	$343	$595	$1317

The Funds’ Investments and Related Risks

Additional Information About the Funds’ Principal Investments
The funds may invest in a wide range of fixed income securities.

Fixed income investments  Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The funds may use mortgage dollar rolls to finance the purchase of additional investments. In a mortgate dollar roll transaction, a fund sells a mortgage-backed security to a financial institution and agrees to repurchase a similar mortgage-backed security at a later date at a price that is agreed upon at the time of the sale. The fund will earn income by investing the proceeds from the sale in short-term securities. Dollar rolls expose a fund to the risk that the return generated by the short-term investments is lower than the financing cost of the fund’s obligations to repurchase similar securities at the agreed upon date.

Information About the Funds’ Other Investment Strategies

International and Global Fixed Income Funds  The funds may invest 10% of assets in emerging markets generally and 3% of assets in any single emerging market. At times, the funds invest substantially in fixed income securities of foreign governments or their political subdivisions. This exposes the funds to additional risk if a foreign government is unable or unwilling to repay principal or interest when due.

World High Yield Fund  There is no limit on the number of countries in which the fund may invest but the fund will invest in at least 3 different countries, including the United States. The fund limits its investments in any one developed foreign country to 15% of assets and in any emerging market country to 7% of assets. At least 80% of assets are denominated in or hedged back to the U.S. dollar.

The fund may invest up to 10% of assets in common stock.

Additional Investment Policies

Credit quality  Securities are investment graded in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund’s minimum acceptable credit rating after their purchase. Each fund’s credit standards also apply to counterparties to OTC derivative contracts.

Defensive investing  Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts  Each fund may, but is not required to, use derivative contracts for any of the following purposes:

  To hedge against adverse changes in the market value of securities held by or to be bought for a fund caused by changing interest rates or currency exchange rates.
  As a substitute for purchasing or selling securities.
  To shorten or lengthen the effective maturity or duration of a fund’s portfolio.
  To enhance a fund’s potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio’s interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund’s portfolio less liquid and harder to value, especially in volatile markets.

Impact of high portfolio turnover  Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance.

Investment objective  World High Yield Fund’s investment objective may be changed by the fund’s trustees without shareholder approval.

The Investment Adviser

SIMCO and Standish offer a broad array of investment services that include management of domestic and international equity and fixed income portolios.

About SIMCO and Standish

SIMCO, a limited liability company and wholly owned subsidiary of Standish, was established in 1991 and is the funds’ investment adviser. SIMCO relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, SIMCO seeks to uncover opportunity by utilizing detailed analysis and thorough adherence to a strict set of disciplines. SIMCO uses fundamental research to identify a security sufficiently complex as to have been misvalued by more traditional analysis. SIMCO uses sophisticated quantitative techniques, which may help identify market misvaluation that can be exploited by their portfolio managers.

Standish, established in 1933, has remained by choice a privately held investment management firm over its more than 65 year history. Ownership is shared by a limited number of

employees, who are the directors of the firm. Standish believes the firm’s organizational structure has helped preserve an entrepreneurial orientation, which reinforces its commitment to investment performance.

Standish believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today’s investment markets, Standish has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish.

SIMCO and Standish strive to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, SIMCO and Standish have built a powerful internal network of complimentary resources.

Fund managers

Fund	Fund managers	Positions during past five years
International Fixed Income Fund International Fixed Income II Fund Global Fixed Income Fund	Richard S. Wood	Executive vice president and director of SIMCO and vice president and managing director of Standish

	W. Charles Cook II (Co-manager since 1997)	Vice president of SIMCO and vice president and director of Standish

World High Yield Fund	Dolores S. Driscoll	Director of SIMCO and vice president and managing director of Standish

	John R. McNichols	Vice president and associate director of Standish and vice president of SIMCO since 1998.

Advisory services and fees

SIMCO provides each fund with portfolio management and investment research services. The adviser places orders to buy and sell each fund’s portfolio securities and manages each fund’s business affairs. For the year ended December 31, 1999, the International Fixed Income Fund and the Global Fixed Income Fund paid an advisory fee for these services. The adviser agreed to limit certain funds’ total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), and the payments were less than these funds’ contractual advisory fees. These agreements are temporary and may be terminated or changed at any time.

Annual Advisory Fee Rates (as a percentage of the fund’s average net assets)
	Actual advisory fee paid	Contractual advisory fee	Current expense limitation
International Fixed Income Rund	0.40%	0.40%	0.80%

International Fixed Income Fund II	0.00%	0.40%	0.00%

Global Fixed Income Fund	0.40%	0.40%	0.65%

World High Yield Fund	0.00%	0.50%	0.50%

Investment Adviser Standish International Management Company, LLC One Financial Center Boston, Massachusetts 02111-2662

Investment and Account Information

How to purchase shares

Minimum initial investment: $100,000.

Minimum subsequent investment: $5,000.

Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish and their immediate families.

All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day’s share price. Orders received after that time will be executed at the next business day’s price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Good form means that you have provided the following information with your request: Name of the fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request.

Shares of the funds are not available for sale in every state.

By check
Opening an account	Send a check to the distributor payable to Standish Funds with the completed original account application.
Adding to an account	Send a check to the distributor payable to Standish Funds and a letter of instruction with the account name and number and effective date of the request.
By wire
Opening an account
  Send the completed original account application to the distributor.
  Call the distributor to obtain an account number.
  Instruct your bank to wire the purchase amount to Investors Bank & Trust Company (see below).

Adding to an account	Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company (see below).
By fax
Opening an account	Fax the completed account application to 617-350-0042. Mail the original account application to the distributor. Follow the instructions for opening an account by wire.
Adding to an account
  Fax a letter of instruction to 617-350-0042 with the account name and number and effective date of the request.
  Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company.

Through a financial intermediary
Opening or adding to an account	Contact your financial intermediary. Financial intermediaries acting on an investor’s behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

The distributor’s address is: Standish Fund Distributors, L.P. P.O. Box 1407 Boston, Massachusetts 02205-1407 Tel: 1-800-221-4795 Fax: 617-350-0042 Email: funds@saw.com	Wire instructions: Investors Bank & Trust Company Boston, MA ABA#: 011 001 438 Account #: 79650-4116 Fund name: Investor account #:

How to exchange shares

You may exchange shares of a fund for the same class of shares of any other Standish fund, if the registration of both accounts is identical. A fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days’ notice. Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange. Please read the prospectus of the Standish fund into which you are exchanging before requesting an exchange.

By mail

  Send a letter of instruction to the distributor signed by each registered account owner.
  Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  Signature guarantees may be required (see below).

By telephone

  If the account has telephone privileges, call the distributor.
  Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The distributor may ask for identification and all telephone transactions may be recorded.

How to redeem shares

All orders to redeem shares received by the distributor before the close of regular trading on the New York Stock Exchange will be executed at that day’s share price. Orders received after that time will be executed at the next business day’s price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law.

By mail

  Send a letter of instruction to the distributor signed by each registered account owner.
  State the name of the fund and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required (see below).

By telephone
For check or wire
  If the account has telephone privileges, call the distributor.
  Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.
  The distributor may ask for identification and all telephone transactions may be recorded.

By fax

  Fax the request to the distributor at 617-350-0042.
  Include your name, the name of the fund and the number of shares or dollar amount to be sold.
  Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

Through a financial intermediary
Contact your financial intermediary. Financial intermediaries acting on an investor’s behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of a fund. The adviser will determine if the securities are consistent with the fund’s objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

  members of the STAMP program or the Exchange’s Medallion Signature Program a broker or securities dealer
  a federal savings, cooperative or other type of bank
  a savings and loan or other thrift institution
  a credit union
  a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, Standish may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. Standish will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund or class, if more than one class is offered. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. International Fixed Income Fund calculates the NAV of each class separately. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds declare and distribute dividends from net investment income quarterly. The funds declare and distribute net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Substantially all of a fund’s distributions will be from net investment income.

Fund Details

Taxes

Transactions	Tax Status
Sales or exchanges of shares.	Usually capital gain or loss. Tax rate depends on how long shares are held.

Distributions of long-term capital gain.	Taxable as long-term capital gain.

Distributions of short-term capital gain.	Taxable as ordinary income.

Dividends from net investment income.	Taxable as ordinary income.

Every January, the funds provide information to their shareholders about the funds’ dividends and distributions, which are taxable even if reinvested, and about the shareholders’ redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder’s investment.

Shareholders should consult their tax advisers about their own particular tax situations.

Master/feeder structure

Global Fixed Income Fund and World High Yield Fund are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. Except where indicated, this prospectus uses the term "fund" to mean each feeder fund and its master portfolio taken together. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio’s expenses in proportion to their assets.	Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund’s trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

The funds’ service providers

Principal Underwriter Standish Fund Distributors, L.P. Custodian, Transfer Agent and Fund Accountant Investors Bank & Trust Company	Independent Accountants PricewaterhouseCoopers LLP Legal Counsel Hale and Dorr LLP

Financial Highlights

The financial highlights tables are intended to help shareholders understand the funds’ financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned on or lost on an investment in a fund	(assuming reinvestment of all dividends and distributions). The information was audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the funds’ financial statements, are included in the funds’ annual reports (available upon request).

International Fixed Income Fund (Institutional Class)

For the fiscal year ended December 31:	1999[1]	1998[1]	1997[1]	1996[1]	1995

Net asset value—beginning of period	$23.22	$22.81	$23.25	$23.21	$21.30

Income from investment operations
Net investment income	1.34	1.38	1.54	1.72	1.96
Net realized and unrealized gain (loss)	(1.15)	0.58	1.16	1.73	1.84

Total from investment operations	0.19	1.96	2.70	3.45	3.80

Less distributions declared to shareholders
From net investment income	(2.08)	(1.21)	(2.86)	(2.64)	(1.89)
From realized gain	(0.01)	(0.34)	(0.28)	(0.77)	—

Total distributions declared to shareholders	(2.09)	(1.55)	(3.14)	(3.41)	(1.89)

Net asset value—end of period	$21.32	$23.22	$22.81	$23.25	$23.21

Total return[1]	0.79%	8.73%	11.86%	15.28%	18.13%

Ratios (to average daily net assets)/ Supplemental data
Net assets at end of period (000 omitted)	$1,051,443	$1,352,383	$1,172,695	$840,133	$803,537
Expenses	0.52%	0.52%	0.53%	0.53%	0.51%
Net investment income	5.82%	5.92%	6.37%	7.17%	8.09%
Portfolio turnover	162%	156%	173%	226%	165%

[1]Calculated based on average shares outstanding.

International Fixed Income Fund II

For the period June 30, 1999 (commencement of operations) to December 31, 1999

Net asset value—beginning of period	$20.00

Income from investment operations
Net investment income[2]	$0.61
Net realized and unrealized gain (loss)	(0.04)

Total from investment operations	0.57

Less distributions declared to shareholders
From net investment income	(0.67)
In excess of net investment income	(0.43)
Total distributions declared to shareholders	(1.10)
Net asset value—end of period	$19.47
Total return	2.84%[4]
Ratios (to average daily net assets)/Supplemental data
Net assets at end of period (000 omitted)	$23,999
Expenses[2]	0.00%
Net investment income[2]	5.93%[3]
Portfolio turnover	91%[4]

[1]Calculated based on average shares outstanding
[2] For the periods indicated, the adviser voluntarily agreed not to impose its advisory fee on the portfolio and reimbursed the fund for its operating expenses. Had these actions not been taken, the net investment income per share and the ratios would have been:
Net investment income per share	$0.51
Ratios (to average net assets)
Expenses	1.02%[3]
Net investment income	4.91%[3]

[3] Computed on an annualized basis.
[4] Not annualized

Global Fixed Income Fund

For the fiscal year ended December 31:	1999[1]	1998[1]	1997[1]	1996[1]	1995

Net asset value—beginning of period	$20.28	$20.39	$20.09	$19.53	$17.99

Income from investment operations
Net investment income[3]	1.26	1.28	1.34*	1.42	1.59
Net realized and unrealized gain (loss)	(1.38)	0.12	0.96	1.05	1.60

Total from investment operations	(0.12)	1.40	2.30	2.47	3.19

Less distributions declared to shareholders
From net investment income	(1.40)	(1.21)	(1.98)	(1.91)	(1.65)
From realized gain	—	(0.30)	(0.02)	—	—

Total distributions declared to shareholders	(1.40)	(1.51)	(2.00)	(1.91)	(1.65)

Net asset value—end of period	18.76	20.28	20.39	20.09	19.53

Total return	(0.64)%	6.98%	11.68%	13.03%	18.13%
Ratios (to average daily net assets)/ Supplemental data
Net assets at end of period (000 omitted)	$379,246	$458,526	$255,762	$155,731	$137,889
Expenses	0.54%	0.56%	0.65%*	0.65%	0.62%
Net investment income	6.31%	6.18%	6.42%*	7.11%	7.69%
Portfolio turnover	172%[2]	162%[2]	176%[2]	184%[3]	163%

*The adviser volunarily agreed not to impose a portion of its investment advisory fee for the year ending December 31, 1997. Had these actions not been taken, the net investment income per share and the ratios would have been:

Net investment income per share	—	—	$1.33	—	—
Ratios (to average daily net assets):
Expenses	—	—	0.66%	—	—
Net investment income	—	—	6.41%	—	—
[1]Calculated based on average shares outstanding.
[2] For the periods after December 31, 1996, information is for the Standish Global Fixed Income Portfolio.
[3] Represents the theoretical unaudited portfolio turnover rate of the fund for the year ended December 31, 1996 had the fund not contributed its assets to Standish Global Fixed Income Portfolio on May 3, 1996. The portfolio turnover rate of the fund for the period from January 1, 1996 to May 2, 1996 was 73%. The portfolio turnover rate of Standish Global Fixed Income Portfolio for the period from May 3, 1996 to December 31, 1996 was 111%.

World High Yield Fund

	Year ended December 31 1999[1]	Year ended December 31 1998[1]	June 2, to December 31 1997[1]

Net asset value—beginning of period	$19.02	$20.51	$20.00

Income from investment operations
Net investment income[2]	1.84	1.70	0.98
Net realized and unrealized gain (loss)	(1.45)	(1.52)	0.96

Total from investment operations	0.39	0.18	1.24

Less distributions declared to shareholders
From net investment income	(1.87)	(1.67)	(0.63)
In excess of net investment income	(0.13)	—	—
From net realized gain on investments	—	—	(0.10)
From Tax return of capital	(0.02)	—	—
Total distributions declared to shareholders	(2.02)	(1.67)	(0.73)

Net asset value—end of period	$17.39	$19.02	$20.51
Total return	2.20%	0.86%	6.20%
Ratios (to average daily net assets)/Supplemental data
Net assets at end of period (000 omitted)	$31,138	$40,457	$27,398
Expenses[2]	0.00%	0.00%	0.00%
Net investment income[2]	9.87%	8.40%	8.07%[3]
Portfolio turnover	137%[4]	145%[4]	25%[4]

[1]Calculated based on average shares outstanding
[2] For the period June 2, 1997 (commencement of operations) to December 31, 1997, and the years ended December 31, 1998 and 1999, the adviser voluntarily agreed not to impose its advisory fee on the portfolio and reimbursed the fund and the portfolio for their operating expenses. Had these actions not been taken, the net investment income per share and the ratios would have been:

Net investment income per share	$1.64	$1.51	$0.74
Ratios (to average net assets)
Expenses[5]	1.08%	0.91%	1.96%[3]
Net investment income	8.79%	7.49%	6.11%[3]

[3] Computed on an annualized basis.
[4] Information is for Standish World High Yield Portfolio.
[5] Includes the fund’s share of Standish World High Yield Portfolio’s allocated expenses for the periods shown.

For More Information

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds at:

Standish Funds
P.O. Box 1407
Boston, MA 02205-1407

Telephone: 1-800-729-0066

Email:
funds@saw.com

Internet:
http://www.standishonline.com

Investors can review the funds’ reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies:

For investors who want more information about the Standish group of global fixed income funds, the following documents are available free upon request.

Annual/Semiannual Reports
Additional information about
the funds’ investments is avail-
able in the funds’ annual and semiannual reports to sharehold-
ers. Each fund’s annual report contains a discussion of the mar-
ket conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
 The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Standish International Management Company, LLC and Standish, Ayer & Wood, Inc. are independent investment counseling firms that have been managing assets for institutional investors and high net worth individuals, as well as mutual funds. SIMCO and Standish offer a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

  For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009
  For a fee, by sending an email or electronic request to the Public Reference Room of the Commissioner at publicinfo@sec.gov
  Free from the Commission’s Internet website at http://www.sec.gov

[LOGO] STANDISH FUNDS® One Financial Center Boston, MA 02111-2662 800.729.0066
Investment Company Act file number (811-4813)
00-051 6M 2/00

                                                                     May 1, 2000

                                 [STANDISH LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 729-0066

                       STATEMENT OF ADDITIONAL INFORMATION

                   Standish Group of Global Fixed Income Funds
                    Standish International Fixed Income Fund
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund

      This combined Statement of Additional Information (SAI) is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated May 1, 2000, as amended and/or supplemented from time to time, of Standish International Fixed Income Fund Institutional Class
(International Fixed Income Fund), Standish International Fixed Income Fund II
(International Fixed Income Fund II), Standish Global Fixed Income Fund (Global
Fixed Income Fund) and Standish World High Yield Fund (World High Yield Fund),
each a separate investment series of Standish, Ayer & Wood Investment Trust (the
Trust).

      The SAI should be read in conjunction with the funds’ prospectus.
Additional information about each fund’s investments is available in the funds’
annual and semi-annual reports to shareholders. Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the funds by contacting the funds at the phone number above.
Each fund’s financial statements which are included in the 1999 annual reports to shareholders are incorporated by reference into this SAI.

                        ---------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds’
investment policies in the prospectus.

      Master/Feeder Structure. Global Fixed Income Fund invests all of its investible assets in Standish Global Fixed Income Portfolio ("Global Fixed
Income Portfolio"). World High Yield Fund invests all of its investible assets in Standish World High Yield Fund ("World High Yield Portfolio"). These two
funds are sometimes referred to in this SAI as the feeder funds. Each Portfolio is a series of Standish, Ayer and Wood Master Portfolio ("Portfolio Trust"), an
open-end management investment company, and has the same investment objective and restrictions as its corresponding fund. Because the feeder funds invest all of their investible assets in their corresponding Portfolios, the description of each fund’s investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio.

      In addition to these feeder funds, other feeder funds may invest in these
Portfolios, and information about the other feeder funds is available from
Standish, Ayer and Wood, Inc. ("Standish"). The other feeder funds invest in the
Portfolios on the same terms as the funds and bear a proportionate share of the
Portfolios’ expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the funds, which may produce different investment results.

      There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio’s investments, reduce economies of scale and increase a Portfolio’s operating expenses. If the Portfolio Trust’s
Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust’s Board of Trustees, a fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund’s interest in its Portfolio, which may be required by the Trust’s Board of
Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

      If a fund is requested to vote on a matter affecting the Portfolio in which it invests, the fund will call a meeting of its shareholders to vote on the matter. The fund will then vote on the matter at the meeting of the
Portfolio’s investors in the same proportion that the fund’s shareholders voted on the matter. The fund will vote those shares held by its shareholders who did not vote in the same proportion as those fund shareholders who did vote on the matter. A majority of the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and of the Portfolio Trust.

      Adviser. Standish International Management Company, LLC ("SIMCO" or the
"Adviser") is the investment adviser to the Portfolios and to International
Fixed Income Fund and International Fixed Income Fund II.

      Suitability. None of the funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund’s ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

      Credit Quality. Investment grade securities are those that are rated Baa or higher by Moody’s Investors Service, Inc. ("Moody’s") or BBB or higher by
Standard & Poor’s Ratings Group ("Standard &

Poors"), Duff and Phelps ("Duff") or Fitch IBCA International ("Fitch") or, if
unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa, A or P-1 by Moody’s or AAA, AA, A, A-1 or Duff-1 by
Standard & Poor’s, Duff or Fitch).

      Securities rated Baa or P-2 by Moody’s or BBB, A-2 or Duff-2 by Standard &
Poor’s, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer’s capability to pay interest and repay principal than is the case for high grade securities.

      Fixed income securities rated Ba and below by Moody’s or BB and below by
Standard & Poor’s, Duff or Fitch, or, if unrated, determined by the adviser to be of comparable credit quality are considered below investment grade obligations. Below investment grade securities, commonly referred to as "junk bonds," carry a higher degree of risk than medium grade securities and are considered speculative by the rating agencies. To the extent a fund invests in medium grade or non-investment grade fixed income securities, the adviser attempts to select those fixed income securities that have the potential for upgrade.

      If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund’s credit quality and also to determine the security’s rating category. In the case of unrated sovereign and subnational debt of foreign countries, the adviser may take into account, but will not rely entirely on, the ratings assigned to the issuers of such securities. If the rating of a security held by a fund is downgraded below the minimum rating required for the particular fund, the adviser will determine whether to retain that security in the fund’s portfolio.

      Maturity and Duration. Each fund generally invests in securities with final maturities, average lives or interest rate reset frequencies of 15 years or less. However, each fund may purchase individual securities with effective maturities that are outside of these ranges. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated
maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment.
Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the fund.

      Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows.
Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

      Securities. The funds invest primarily in all types of fixed income securities. In addition, each fund may purchase shares of other investment companies and real estate investment trusts ("REITs"). Each fund may also enter into repurchase agreements and forward dollar roll transactions, may purchase zero coupon and deferred payment securities and may buy securities on a when-issued or delayed delivery basis. Please refer to each fund’s specific investment objective and policies and "Description of Securities and Related
Risks" for a more comprehensive list of permissible securities and investments.

International Fixed Income Fund

      Additional Investment Information. Under normal market conditions, the
Fund invests at least 65% of its total assets in fixed income securities of foreign governments or their political subdivisions and companies located in foreign countries.

      Country Selection. Under normal market conditions, the Fund’s assets are invested in securities of issuers located in at least five countries, not including the United States. The Fund may invest a substantial portion of its assets in one or more of those five countries. The Fund may also invest up to
10% of its total assets in emerging markets generally and may invest up to 3% of its total assets in any one emerging market.

      Credit Quality. The Fund invests primarily in investment grade fixed income securities. The Fund may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody’s or BB or below by Standard and
Poor’s, Duff or Fitch, or, if not rated, judged by SIMCO to be of equivalent credit quality. The average dollar-weighted credit quality of the Fund’s portfolio is expected to be in the range of A to Aa according to Moody’s or A to
AA according to Standard & Poor’s, Duff or Fitch.

International Fixed Income Fund II

      Additional Investment Information. Under normal market conditions, the
Fund invests at least 65% of its total assets in fixed income securities of foreign governments or their political subdivisions and companies located in foreign countries.

      Country Selection. Under normal market conditions, the Fund’s assets are invested in securities of issuers located in at least five countries, not including the United States. The Fund may invest a substantial portion of its assets in one or more of those five countries. The Fund may also invest up to
10% of its total assets in emerging markets generally and may invest up to 3% of its total assets in any one emerging market.

      Credit Quality. The Fund invests primarily in investment grade fixed income securities. The Fund may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody’s or BB or below by Standard and
Poor’s, Duff or Fitch, or, if not rated, judged by SIMCO to be of equivalent credit quality. The average dollar-weighted credit quality of the Fund’s portfolio is expected to be in the range of A to Aa according to Moody’s or A to
AA according to Standard & Poor’s, Duff or Fitch.

Global Fixed Income Fund

      Additional Investment Information. Under normal market conditions, the
Portfolio invests at least 65% of its total assets in fixed income securities of foreign governments or their political subdivisions and companies located in countries around the world, including the United States. The portfolio may also lend portfolio securities and engage in short sales.

      Country Selection. Under normal market conditions, the Portfolio’s assets are invested in securities of issuers located in at least three different countries, one of which may be in the United States. The Portfolio intends, however, to invest in no fewer then eight foreign countries. The Portfolio may invest a substantial portion of its assets in one or more of those eight countries. The Portfolio may also invest up to 10% of its total assets in emerging markets generally and may invest up to 3% of its total assets in any one emerging market.

      Credit Quality. The Portfolio invests primarily in investment grade fixed income securities. The Portfolio may, however, invest up to 15% of its total assets in below investment grade securities or, if not rated, judged by SIMCO to be of equivalent credit quality but will not invest in securities rated lower than B. The average dollar-weighted credit quality of the Portfolio’s portfolio is expected to be in a range of A to Aa according to Moody’s or A to AA according to Standard & Poor’s, Duff, Fitch.

World High Yield Fund

      Additional Investment Information. On March 2, 2000, the fund changed its name from Standish Diversified Income Fund to Standish World High Yield Fund and
the Diversified Income Portfolio changed its name from Standish Diversified
Income Portfolio to Standish World High Yield Portfolio. The trustees approved these name changes to better reflect the manner in which SIMCO manages the Fund and the Portfolio. Under normal market condition, the Portfolio invests at least
80% of its net assets in income producing securities. Income producing securities include all types of fixed income securities as well as tax-exempt securities and warrants. The Portfolio may also invest up to 10% of its total assets in common stock, up to 5% of its total assets in participations in loans, including loans of emerging market issuers, and engage in short sales.

      Country Selection. Although there is no limit on the number of countries in which issuers of the Portfolio’s investments are located, the Portfolio intends to invest in no fewer than three different countries, including the
United States. The Portfolio limits its investments in securities of issuers located in any one developed country (excluding the U.S.) to 15% of its total assets and limits its investments in securities of issuers located in any one emerging market country to 7% of its total assets.

      Under normal market conditions, at least 80% of the Portfolio’s total assets, adjusted to reflect the Portfolio’s net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged
(including cross-hedged) to the U.S. dollar. It is expected that the Portfolio will employ currency management techniques to seek to manage its foreign currency exposure within this limit. These techniques include, but are not limited to, options, futures, options on futures, forward foreign currency exchange contracts and currency swaps.

      Credit Quality. The Portfolio’s portfolio average dollar-weighted credit quality is expected to be in the range of Ba to B according to Moody’s or BB to
B according to Standard & Poor’s, Duff or Fitch, but in no event will be lower than B according to Moody’s or B according to Standard & Poor’s, Duff or Fitch.
At least 65% of the Portfolio’s total assets is invested in securities rated, at the time of investment, below investment grade. Although the Portfolio does not generally invest in securities that are in default, it may from time to time so invest up to 10% of its total assets, including in defaulted bank loans.
Non-investment grade securities, commonly referred to as "junk bonds," are considered speculative by the rating agencies and generally carry a higher degree of risk (greater price volatility and greater risk of loss of principal and interest) than higher rated securities.

Description of Securities and Related Risks

General Risks of Investing

      The Prospectus discusses the principal risk of investing in each fund. The following discussion provides additional information on the risks associated with an investment in a fund. Each fund invests primarily in fixed income securities and is subject to risks associated with investments in such securities. These risks include interest rate risk, default risk and call and extension risk. The Portfolios and the International Fixed Income Fund and
International Fixed Income Fund II are also subject to risks associated with direct investments in foreign securities as described under the "Specific Risks"
section.

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.

Specific Risks

      The following sections include descriptions of specific risks that are associated with a fund’s purchase of a particular type of security or the utilization of a specific investment technique.

      Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and companies, including obligations of industrial, utility, banking and other financial issuers. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      U.S. Government Securities. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association
("GNMA")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association ("SLMA")), (c) the
discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("FNMA") and
Federal Home Loan Mortgage Corporation ("FHLMC")), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPs").

      Foreign Securities. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S.
dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S.
laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a fund receives interest payments declines against the
U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

      Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S.
issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
Most foreign securities markets may have substantially less trading volume than
U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

      Investing in Emerging Markets. Although each fund invests primarily in securities of established issuers based in developed foreign countries, each may also invest in securities of issuers in emerging markets, including issuers in
Asia (including Russia), Eastern Europe, Latin and South America, the
Mediterranean and Africa. International Fixed, International Fixed II and Global
Fixed Income Funds may each invest up to 10% of its total assets in issuers located in emerging markets generally, with a limit of 3% of total assets invested in issuers located in any one emerging market. World High Yield Fund may invest up to 7% of its total assets in issuers located in any one emerging market. These limitations do not apply to investments denominated or quoted in the euro. These funds may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries. Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of
U.S. issuers whose securities are principally traded in the United States. These risks may be related to (i) restrictions on foreign investment and repatriation of capital; (ii) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of the emerging market countries compared to the U.S. securities markets; (iii) economic, political and social factors; and (iv) foreign exchange matters such as fluctuations in exchange rates between the U.S. dollar and the currencies in which a fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. A fund’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings

of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the funds, the adviser and its affiliates and their respective clients and other service providers. The funds may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on each fund’s performance and may adversely affect the liquidity of each funds investment to the extent that it invest certain emerging market countries.

      Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund’s investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, the funds may be limited by government regulation or a company’s charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the funds. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and no fund is required to invest in any emerging market country.

      In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests.
The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, a fund may invest only through investment the funds in such emerging market countries.

      The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the funds to the extent that they invest in emerging market countries.

      Market Characteristics. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange.
Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.

      Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.
Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which a fund’s operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United
States. Such price-earnings ratios may not be sustainable.

      Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and a fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and a fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

      Brokerage commissions and other transactions costs on securities exchanges in emerging market countries are generally higher than in the United States.
There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to
U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S.
companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the
United States.

      Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund’s assets so invested.

      Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. During the course of the last 25 years, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries.
Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

      The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United
States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

      There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse affect on market prices of securities and payment of dividends.

      Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of these currencies against the U.S.
dollar will result in corresponding changes in the U.S. dollar value of a fund’s assets quoted in those currencies. However, under normal market conditions, at least 80% of World High Yield Portfolio’s total assets, adjusted to reflect
Portfolio/s total assets, adjusted to reflect the Portfolio’s net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged (including cross-hedged to the U.S. dollar. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets may restrict the free conversion of their currencies into other currencies. Any devaluations in the currencies in which a fund’s securities are denominated may have a detrimental impact on the fund’s net asset value except to the extent such foreign currency exposure is subject to hedging transactions. Each fund may utilize various investment strategies to seek to minimize the currency risks described above. These strategies include the use of currency transactions such as currency forward and futures contracts, cross currency forward and futures contracts, currency swaps and currency options.
Each fund’s use of currency transactions may expose it to risks independent of its securities positions. See "Strategic Transactions" within the "Investment
Techniques and Related Risks" section for a discussion of the risks associated with such strategies.

      Economic and Monetary Union (EMU). EMU occurred on January 1, 1999, when
11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are now subject to each country’s commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

      EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund’s portfolios.

                                       10

      Below Investment Grade Fixed Income Securities. World High Yield Fund,
International Fixed Income Fund, International Fixed Income Fund II and Global
Fixed Income Portfolio may invest up to 100%, 15%, 15%, and 15%, respectively, of their total assets in non-investment grade securities. Non-investment grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities or "junk bonds", may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high yield markets generally and less secondary market liquidity.

      The amount of high yield, fixed income securities proliferated in the
1980s and 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

      The market values of high yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers’ inability to meet specific projected business forecasts. These non-investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high yield bond market and investor perceptions regarding lower rated securities, whether or not based on the funds’ fundamental analysis, may depress the prices for such securities.

      Since investors generally perceive that there are greater risks associated with non-investment grade securities of the type in which the funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

      Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s net asset value.

      The risk of loss from default for the holders of high yield, fixed-income securities is significantly greater than is the case for holders of other debt securities because such high yield, fixed-income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

      The secondary market for high yield, fixed-income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the

                                       11

secondary market for higher-rated securities. In addition, the trading volume for high yield, fixed-income securities is generally lower than that of higher rated securities and the secondary market for high yield, fixed-income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the funds’ ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund’s net asset value. A less liquid secondary market also may make it more difficult for a fund to obtain precise valuations of the high yield securities in its portfolio.

      Federal legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

      Non-investment grade or high yield, fixed-income securities also present risks based on payment expectations. High yield, fixed-income securities frequently contain "call" or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, a fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A fund may also incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on a portfolio security.

      Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the adviser’s credit analysis than would be the case with investments in investment-grade debt obligations. The adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The adviser continually monitors the investments in each fund’s portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

      For the fiscal year ended December 31, 1999, each fund’s investments, on an average dollar-weighted basis, calculated at the end of each month, had the following credit quality characteristics:

                                       12

International Fixed Income Fund

Investments                           Percentage
-----------                           ----------

U.S. Governmental securities                4.82%
U.S. Government Agency securities           2.12%
Corporate Bonds:
Aaa or AAA                                 40.05%
Aa or AA                                   19.86%
A                                           8.24%
Baa or BBB                                 14.00%
Ba or BB                                    7.05%
B                                           3.86%
                                            0.00%
Below B                                   -------
                                          100.00%
                                          =======

Global Fixed Income Portfolio

Investments                            Percentage
-----------                            ----------

U.S. Governmental securities                7.98%
U.S. Government Agency securities          10.05%
Corporate Bonds:
Aaa or AAA                                 25.98%
Aa or AA                                   24.24%
A                                           7.01%
Baa or BBB                                 10.76%
Ba or BB                                    7.02%
B                                           6.96%
                                            0.00%
Below B                                   -------
                                          100.00%
                                          =======
World High Yield Portfolio

Investments                            Percentage
-----------                            ----------

U.S. Governmental securities                2.98%
U.S. Government Agency securities           0.00%
Corporate Bonds:
Aaa or AAA                                  0.00%
Aa or AA                                    2.03%
A                                           7.98%
Baa or BBB                                 22.23%
Ba or BB                                   27.68%
B                                          30.08%
                                            7.02%
Below B                                   -------
                                          100.00%
                                          =======

                                       13

International Fixed Income Fund II

Investments                            Percentage
-----------                            ----------

U.S. Governmental securities                0.00%
U.S. Government Agency securities           7.03%
Corporate Bonds:
Aaa or AAA                                 48.89%
Aa or AA                                   26.11%
A                                           4.83%
Baa or BBB                                  5.11%
Ba or BB                                    4.98%
B                                           2.05%
                                            0.00%
Below B                                   -------
                                          100.00%
                                          =======

      Sovereign Debt Obligations. Each fund may invest in sovereign debt obligations, which involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

      A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

      Brady Bonds. Each fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in
Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in OTC secondary markets.
Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady
Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.

      Obligations of Supranational Entities. Each fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or

                                       14

development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and
Development (the "World Bank"), the European Coal and Steel Community, the Asian
Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital
(including "callable capital" contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

      Eurodollar and Yankee Dollar Investments. Each fund may invest in
Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S.
dollars generally held in banks outside the United States, primarily in Europe.
Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. Each of the funds may invest in Eurodollar Certificates of Deposit
("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit
("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S.
dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

      Mortgage-Backed Securities. Each fund may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, GNMA, FNMA or FHLMC. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose.
Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a fund’s ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase a fund’s exposure to rising interest rates and prevent a fund from taking advantage of such higher yields.

      GNMA securities are backed by the full faith and credit of the U.S.
Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.

      Multiple class securities include collateralized mortgage obligations
("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a
CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as

                                       15

amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The funds do not intend to purchase residual interests in REMICs.

      Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience prepayments of principal at a rate different from what was anticipated, a fund may fail to recoup fully its initial investment in these securities. Although the markets for SMBS and CMOs are increasingly liquid, certain SMBS and CMOs may not be readily marketable and will be considered illiquid for purposes of each fund’s limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

      Life of Mortgage-Related Obligations. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested long before the maturity of the mortgages in the pool.

      As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to GNMA Certificates, statistics published by the FHA are normally used as an indicator of the expected average life of an issue. The actual life of a particular issue of GNMA
Certificates, however, will depend on the coupon rate of the financing.

      Asset-Backed Securities. Each fund may invest in asset-backed securities.
The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

      Convertible Securities. Each fund may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks. Convertible debt securities and preferred stock acquired by a fund entitle the fund to exchange such instruments for common stock of the issuer at a predetermined rate.
Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

      Warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund’s investment in warrants will not entitle it to receive dividends or exercise voting

                                       16

rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

      Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity.
Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      Investments in Other Investment Companies. Each fund is permitted to invest up to 10% of its total assets in shares of investment companies and up to
5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. A fund may invest in 2 investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Series
("WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

      Real Estate Investment Trusts. Each fund may invest in REITs. REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Code.

      Inverse Floating Rate Securities. Each fund may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

      Zero Coupon and Deferred Payment Securities. Each fund may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A fund is required to accrue income with respect to these securities prior to the receipt of cash payments. Because a fund will distribute this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the fund will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      Structured or Hybrid Notes. Each fund may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the fund to gain exposure to the benchmark asset while fixing the maximum loss that it may experience in the event that the security does

                                       17

not perform as expected. Depending on the terms of the note, the fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the fund’s loss cannot exceed this foregone interest and/or principal. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, a fund’s net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the funds’ limitations on investments in illiquid securities. Global Fixed Income Portfolio, International Fixed Income
Fund and International Fixed Income Fund II have no limit on investments in structured or hybrid notes. However, it is expected that not more than 5% of each fund’s net assets will be at risk as a result of such investments.

Investment Techniques and Related Risks

      Strategic Transactions. Each fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed-equity, or to seek to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments;
purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and
enter into various currency transactions such as currency forward contracts, cross-currency future contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund’s portfolios resulting from securities markets or currency exchange rate fluctuations, to seek to protect a fund’s unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic
Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of net assets at any one time to the extent necessary, the funds will close out transactions in order to comply with this limitation.
(Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund’s net loss exposure from such Strategic Transactions, an unrealized gain from a particular
Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that short-term interest rates as indicated in the forward yield curve are too high, a fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract.
Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated
Eurodollar futures position (and vice versa) for purposes of calculating the fund’s net loss exposure.

      The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser’s ability to predict pertinent market and interest rate movements, which cannot be assured. Each fund will

                                       18

comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds’ activities involving
Strategic Transactions may be limited in order to enable the funds to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company.

      Risks of Strategic Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser’s view as to certain market or interest rate movements is incorrect, the risk that the use of such
Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to a fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund’s position. The writing of options could significantly increase the fund’s portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain OTC options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by a fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes. Futures markets are highly volatile and the use of futures may increase the volatility of a fund’s net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic
Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

      General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund’s assets in special accounts, as described below under "Use of Segregated Accounts."

      A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy
(if the option is exercised), the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. A fund may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the fund against an

                                       19

increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An
American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each fund is authorized to purchase and sell exchange listed options and OTC options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing
Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is in-the-money
(i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A fund’s ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund’s obligation pursuant to an
OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to each fund’s restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Boards of
Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option

                                       20

transactions only with U.S. Government securities dealers recognized by the
Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from
Standard & Poors or Moody’s or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or the debt of which is determined to be of equivalent credit quality by the adviser.

      If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund’s income. The sale (writing) of put options can also provide income.

      Each fund may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, asset backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a fund must be covered (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, each fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. Even though the fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

      A fund may purchase and sell (write) put options on securities including
U.S. Treasury and agency securities, mortgage backed securities, asset backed securities, foreign sovereign debt, corporate debt securities, equity securities
(including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

      Options on Securities Indices and Other Financial Indices. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, each fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

                                       21

      General Characteristics of Futures. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures.
Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by a fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures
Trading Commission ("CFTC") or on certain foreign exchanges.

      The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser to purchase a financial instrument at a specific time and price.
Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

      A fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that a fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of a fund’s portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically
1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

      Currency Transactions. Each fund may engage in currency transactions with
Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by
Standard & Poors or Moody’s, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

                                       22

      Each fund’s transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom.
Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to non-hedging transactions or proxy hedging as described below.

      Each fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold a South Korean government bond and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.

      To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S.
dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the portfolio securities denominated in linked currencies. For example, if the adviser considers that the Korean won is linked to the Japanese yen, and a portfolio contains securities denominated in won and the adviser believes that the value of won will decline against the U.S.
dollar, the adviser may enter into a contract to sell yen and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below.

      Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market

                                       23

which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

      Combined Transactions. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser, it is in the best interests of the funds to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

      Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The funds expect to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of a fund’s portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities a fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, each fund will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes. Each fund will attempt to limit net loss exposure from Strategic Transactions entered into for non-hedging purposes to not more than 3% of net assets.

      A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

      Each fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument) with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poors or Moody’s or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.
Caps, floors and collars are

                                       24

more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of a fund’s policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Boards of Trustees of the Portfolio
Trust and the Trust have adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Boards of Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for such determinations. The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to each fund’s limitation on investing in illiquid securities.

      Risks of Strategic Transactions Outside the United States. The funds may use strategic transactions to seek to hedge against currency exchange rate risks. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United
States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United
States or arbitrage possibilities not available in the United States.

      Use of Segregated Accounts. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the
Strategic Transactions. Each fund will cover Strategic Transactions as required by interpretive positions of the SEC. A fund will not enter into Strategic
Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund’s records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund’s obligation on the underlying
Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s obligations on the underlying
Strategic Transactions. Segregated assets would not be sold while the Strategic
Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

      "When-Issued", "Delayed Delivery" and "Forward Commitment" Securities.
Global Fixed Income Portfolio, International Fixed Income Fund and International
Fixed Income Fund II may each invest up to 25% of its net assets in securities purchased on a when-issued or delayed delivery basis. The World High Yield
Portfolio places no limit on investments in when-issued or delayed delivery securities. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a fund enters into the commitment, but interest will not accrue to the fund until delivery of and payment for the securities. Although a fund will only make commitments to purchase "when-issued" and "delayed delivery"
securities with the intention of actually acquiring the securities, each fund may sell the securities before the settlement date if deemed advisable by the adviser.

                                       25

      Unless a fund has entered into an offsetting agreement to sell the securities purchased on a when-issued or forward commitment basis, the fund will segregate, on its records or with its custodian, cash or liquid obligations with a market value at least equal to the amount of the fund’s commitment. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund’s commitment.

      Securities purchased on a "when-issued", "delayed delivery" or "forward commitment" basis may have a market value on delivery which is less than the amount paid by a fund. Changes in market value may be based upon the public’s perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued", "delayed delivery" and
"forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

      Repurchase Agreements. Global Fixed Income Portfolio, International Fixed
Income Fund and International Fixed Income Fund II may each invest up to 25% of its net assets in repurchase agreements. The World High Yield Portfolio places no limit on investments in repurchase agreements.

      A repurchase agreement is an agreement under which a fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the fund and is unrelated to the interest rate on the instruments. The instruments acquired by a fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the fund’s custodian bank until they are repurchased. In evaluating whether to enter into a repurchase agreement, the adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Board of Trustees of the Trust or the Portfolio Trust, as the case may be.

      The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a fund at a time when their market value has declined, the fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a fund are collateral for a loan by the fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a fund may not be able to substantiate its interest in the instruments it acquires. While the trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

      Forward Roll Transactions. To seek to enhance current income, Global Fixed
Income Portfolio, International Fixed Income Fund and International Fixed Income
Fund II may each invest up to 5%, 10% and 10%, respectively, of its net assets in forward roll transactions involving mortgage-backed securities. The World
High Yield Portfolio places no limit on investments in forward roll transactions. In a forward roll transaction, a fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the fund which is intended to exceed the yield on the securities sold. Forward roll

                                       26

transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time that a fund enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

      Leverage. The use of forward roll transactions and reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction or reverse repurchase agreement) to increase the net asset value of a fund faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to a fund, the net asset value of the fund would fall faster than would otherwise be the case.

      Short Sales. Each fund may engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of that security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must segregate cash or liquid assets on its records or in a segregated account with the fund’s custodian that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of each funds net assets.

      Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain SMBS, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

      The Boards of Trustees have adopted guidelines and delegated to the advisers the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Boards of
Trustees, however, retain oversight and are ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      Money Market Instruments and Repurchase Agreements. Money market instruments include short-term U.S. and foreign Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances and repurchase agreements.

      U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States and securities issued by agencies and instrumentalities of the U.S. Government which may be guaranteed by the U.S. Treasury or supported by the issuer’s right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S.
Government include, but are not limited to, Federal Land Banks, the Federal Farm
Credit Bank, the Central Bank for Cooperatives,

                                       27

Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal
National Mortgage Association.

      International Fixed Income Fund, International Fixed Income Fund II and
Global Fixed Income Portfolio may each invest in commercial paper rated P-1 by
Moody’s or A-1 by Standard & Poors or Duff-1 by Duff, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, judged by the adviser to be of equivalent quality to the securities so rated. World High Yield Portfolio may invest in commercial paper rated P-1 or P-2 by Moody’s, A-1 or A-2 by S&P,
Duff-1 or Duff-2 by Duff, or in commercial paper that is unrated. In determining whether securities are of equivalent quality, the adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.

      Temporary Defensive Investments. Each fund may maintain cash balances and purchase money market instruments for cash management and liquidity purposes.
Each fund may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating-rate notes and repurchase agreements.

      Portfolio Turnover. It is not the policy of any of the funds to purchase or sell securities for trading purposes. However, each fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held. A fund may therefore generally change its portfolio investments at any time in accordance with the adviser’s appraisal of factors affecting any particular issuer or market, or the economy in general. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year
(excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which are taxable to a fund’s shareholders as ordinary income.

      Portfolio Diversification and Concentration. International Fixed Income
Fund, International Fixed Income Fund II and Global Fixed Income Portfolio are
non-diversified which means that they may, with respect to up to 50% of their total assets, invest more than 5% of their total assets in the securities of a single issuer. Investing a significant amount of a fund’s assets in the securities of a small number of foreign issuers will cause the fund’s net asset value to be more sensitive to events affecting those issuers. The World High
Yield Portfolio is diversified which means that, with respect to 75% of its total assets (i) no more than 5% of its total assets may be invested in the securities of a single issuer and (ii) it will purchase no more than 10% of the outstanding voting securities of a single issuer. None of the funds will concentrate (invest 25% or more of their total assets) in the securities of issuers in any one industry. The funds’ policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

      The funds and the Portfolios have adopted the following fundamental policies. Each fund’s and Portfolio’s fundamental policies cannot be changed unless the change is approved by the "vote of a majority of the outstanding voting securities" of the fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the

                                       28

fund or the Portfolio are present or represented by proxy, or (ii) more than 50%
of the outstanding voting securities of the fund or the Portfolio.

Standish International Fixed Income Fund and Standish International Fixed Income
Fund II.

      As a matter of fundamental policy, each of the International Fixed Income
Fund and International Fixed Income Fund II may not:

1.    Invest, with respect to at least 50% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

2.    Issue senior securities, borrow money or securities or pledge or mortgage its assets, except that the fund may (a) borrow money from banks as a temporary measure for extraordinary or emergency purposes (but not for investment purposes) in an amount up to 15% of the current value of its total assets, (b) enter into forward roll transactions, and (c) pledge its assets to an extent not greater than 15% of the current value of its total assets.

3.    Lend portfolio securities, except that the fund may lend its portfolio securities with a value up to 20% of its total assets (with a 10% limit for any borrower) and may enter into repurchase agreements with respect to
      25% of the value of its net assets.

4.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to debt securities issued or guaranteed by the United States government or its agencies or instrumentalities.

5.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

6.    Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

7.    Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

8.    Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

      The following restrictions are not fundamental policies and may be changed by the trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. Each Fund may not:

a.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b.    Purchase securities of any other investment company except to the extent permitted by the 1940 Act.

c.    Invest more than 15% of its net assets in securities which are illiquid.

                                       29

d.    Purchase additional securities if the fund’s borrowings exceed 5% of its net assets.

Standish Global Fixed Income Fund and Standish Global Fixed Income Portfolio.

      As a matter of fundamental policy, the Portfolio (fund) may not:

1.    Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to debt securities issued or guaranteed by the United States government or its agencies or instrumentalities.

2.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio
      (fund) may be deemed to be an underwriter under the Securities Act of
      1933.

3.    Purchase real estate or real estate mortgage loans, although the Portfolio
      (fund) may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

4.    Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5.    Purchase or sell commodities or commodity contracts except that the
      Portfolio (fund) may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

6.    With respect to at least 50% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

7.    Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the Portfolio
      (fund) may (a) borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15%
      of the current value of its total assets to secure such borrowings, (b)
      enter into forward roll transactions, and (c) pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

8.    Lend portfolio securities, except that the Portfolio (fund) may lend its portfolio securities with a value up to 20% of its total assets (with a
      10% limit for any borrower), except that the Portfolio may enter into repurchase agreements and except that the fund may enter into repurchase agreements with respect to 25% of the value of its net assets.

      The following restrictions are not fundamental policies and may be changed by the trustees of the Portfolio Trust (Trust) without investor approval, in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(Fund) may not:

a.    Invest in the securities of an issuer for the purpose of exercising control or management but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b.    Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

                                       30

c.    Invest more than 25% of its net assets in repurchase agreements (this restriction is fundamental with respect to the Fund but not the
      Portfolio).

d.    Purchase additional securities if the Portfolio’s borrowings exceed 5% of its net assets (this restriction is fundamental with respect to the fund but not the Portfolio).

World High Yield Fund and World High Yield Portfolio

      As a matter of fundamental policy, World High Yield Portfolio (World High
Yield Fund) may not:

1.    Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 2 below, making loans in accordance with paragraph 6 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio’s (fund’s)
      investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

2.    Borrow money, except in amounts not to exceed 33 1/3% of the value of the
      Portfolio’s (fund’s) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets,
      (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

3.    Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio
      (fund) may be deemed to be an underwriter under the Securities Act of
      1933.

4.    Purchase or sell real estate except that the Portfolio (fund) may (i)
      acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv)
      purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (fund) as a result of the ownership of securities.

5.    Purchase or sell commodities or commodity contracts, except the Portfolio
      (fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio’s (fund’s)
      investment policies.

6.    Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio’s (fund’s) investment policies up to 33 1/3% of the Portfolio’s (fund’s) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

                                       31

7.    With respect to 75% of its total assets, purchase securities of an issuer
      (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio’s (fund’s) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

8.    Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). For the purposes of this restriction, state and municipal governments and their agencies, authorities and
      instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the
      U.S. Government or any of its agencies or instrumentalities.

      The following restrictions are not fundamental policies and may be changed by the trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(fund) may not:

a.    Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

b.    Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

c.    Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

d.    Invest more than 15% of its net assets in securities which are illiquid.

e.    Purchase additional securities if the Portfolio’s (fund’s) borrowings exceed 5% of its net assets.

                                     ******

      Notwithstanding any fundamental or non-fundamental policy Global Fixed
Income Fund and World High Yield Fund may invest all of their assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open end management investment company with substantially the same investment objective as the respective fund.

      If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio’s or a fund’s assets will not constitute a violation of the restriction.

                         CALCULATION OF PERFORMANCE DATA

      As indicated in the Prospectus, each fund may, from time to time, advertise certain total return and yield information. The average annual total return of a fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions),

                                       32

and dividing the result by the net asset value per share at the beginning of the period. In particular, the funds’ average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV")
of a hypothetical initial investment of $1,000 ("P") over a period of time ("n")
according to the formula P(1+T)^n=ERV.

      The funds’ yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the funds, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

                          Yield = 2[(A - B + 1)^6 - 1]
                                     -----
                                      CD

                 Where:

      A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends; D=the maximum offering price per share (net asset value) on the last day of the period.

      The funds may also quote non-standardized yield, such as yield-to-maturity
("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the funds account for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period.

      In addition, each fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or
(ii) not to amortize the discount or premium remaining on a security.

      The funds’ average annual total return for the one-, five- and ten-year
(or life-of-fund, if shorter) periods ended December 31, 1999 and average annualized yield for the 30-day period ended December 31, 1999 were as follows:

                           Average Annual Total Return

Fund                                1-Year     5-Year     10-Year      Life of Fund    Yield
----                                ------     ------     -------      ------------    -----
Global Fixed Income Fund(1)         (0.64)%     9.65%        N/A            6.67%       6.01%

International Fixed Income Fund(2)   0.79      10.79%        N/A            9.87%       5.23%

International Fixed Income
  Fund II(3)                          N/A        N/A         N/A            2.84%       4.87%

World High Yield Fund(4)             2.20%       N/A         N/A            3.57%      11.06%

---------------------------
(1) Global Fixed Income Fund commenced operations on January 3, 1994.

(2) International Fixed Income Fund commenced operations on January 2, 1991.

                                       33

(3) International Fixed Income Fund II commenced operations on June 30, 1999.

(4) World High Yield Fund commenced operation on June 2, 1997.

      These performance quotations should not be considered as representative of any fund’s performance for any specified period in the future.

      In addition to average annual return quotations, the funds may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis as follows:

International Fixed Income Fund

            Quarter/Year               Net               Gross
         -----------------------------------------------------------
            1Q91                       (2.90)%           (2.75)%
            2Q91                       (1.76)            (1.48)
            3Q91                        9.99             10.18
            4Q91                        9.69              9.84
            1991                       15.07             15.95
            1Q92                       (2.43)             2.26
            2Q92                        9.45              9.59
            3Q92                        4.30              4.44
            4Q92                       (2.97)            (2.82)
            1992                        8.07              8.71
            1Q93                        6.18              6.31
            3Q93                        5.26              5.40
            4Q93                        5.06              5.18
            1993                       23.77             24.38
            1Q94                       (5.78)            (5.66)
            2Q94                       (4.48)            (4.35)
            3Q94                       (0.95)            (0.82)
            4Q94                        1.84              1.97
            1994                       (9.22)            (8.74)
            1Q95                        2.59              2.72
            2Q95                        4.71              4.84
            3Q95                        4.01              4.16
            4Q95                        5.74              5.88
            1995                       18.13             18.75

                                       34

            1Q96                        0.73              0.86
            2Q96                        3.49              3.63
            3Q96                        5.36              5.49
            4Q96                        4.95              5.07
            1996                       15.28             15.85
            1Q97                        1.46              1.59
            2Q97                        3.74              3.89
            3Q97                        3.78              3.91
            4Q97                        2.40              2.53
            1997                       11.86             12.44
            1Q98                        2.55              2.67
            2Q98                        1.74              1.87
            3Q98                        2.99              3.11
            4Q98                        1.19              1.33
            1998                        8.73              9.28
            1Q99                        2.07              2.19
            2Q99                       (0.77)            (0.65)
            3Q99                       (1.43)            (1.32)
            4Q99                        0.96              1.11
            1999                        0.79              1.31

Global Fixed Income Fund

            Quarter/Year                Net               Gross
         ------------------------------------------------------------
            1Q94                       (4.80)%           (4.64)%
            2Q94                       (3.56)            (3.40)
            3Q94                       (0.77)            (0.05)
            4Q94                        1.44              1.60
            1994                       (7.06)            (6.46)
            1Q95                        2.94              3.10
            2Q95                        5.21              5.36
            3Q95                        3.80              3.95
            4Q95                        5.09              5.26

                                       35

            1995                      18.13             18.84
            1Q96                       0.05              0.21
            2Q96                       2.59              2.75
            3Q96                       4.97              5.14
            4Q96                       4.91              5.08
            1996                      13.03             13.76
            1Q97                       0.99              1.14
            2Q97                       3.99              4.14
            3Q97                       3.79              3.94
            4Q97                       2.46              2.65
            1997                      11.68             12.38
            1Q98                       2.21              2.36
            2Q98                       1.78              1.91
            3Q98                       2.34              2.48
            4Q98                       0.49              0.62
            1998                       6.98              7.57
            1Q99                       1.33              1.48
            2Q99                      (0.78)            (0.66)
            3Q99                      (1.31)            (1.18)
            4Q99                       0.14              0.29
            1999                      (0.64)            (0.09)

World High Yield Fund

            Quarter/Year               Net               Gross
         -----------------------------------------------------------
            3Q97                       6.05%             6.05%
            4Q97                       0.14              0.14
            1997                       6.20              6.20
            1Q98                       3.76              3.76
            2Q98                      (0.38)            (0.38)
            3Q98                      (6.60)            (6.60)
            4Q98                       4.48              4.48
            1998                       0.86              0.86

                                       36

            1Q99                       1.27              1.27
            2Q99                       1.07              1.07
            3Q99                      (2.60)            (2.60)
            4Q99                       2.52              2.52
            1999                       2.20              2.20

International Fixed Income Fund II

            Quarter/Year               Net               Gross
         -----------------------------------------------------------
            3Q99                       4.61              4.61
            4Q99                      (1.69)            (1.69)
            1999                       2.84              2.84

      These performance quotations should not be considered as representative of a fund’s performance for any specified period in the future. Each fund’s performance may be compared in sales literature and advertisements to the performance of other mutual funds and separately managed discretionary accounts
(including private investment companies) having similar objectives or to standardized indices or other measures of investment performance. In particular
International Fixed Income Fund and International Fixed Income Fund II may each compare its performance to the J. P. Morgan Non-U.S. Government Bond Index
(hedged), which is an independently maintained and published index composed of
non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars, and the Lehman Brothers Aggregate Index which is composed of securities from the Lehman Brothers Government/Corporate Bond
Index, Mortgage Backed Securities Index and Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds. The Global Fixed Income Fund and the Global
Fixed Income Portfolio may compare their performance to the J. P. Morgan Global
Index, which is generally considered to be representative of the performance of fixed rate, domestic government bonds from eleven countries. World High Yield
Fund and World High Yield Portfolio may also compare their performance to the
Lehman Brothers High Yield Index which covers the universe of fixed rate, non-investment grade debt. All bonds included in the index must be U.S.
dollar-denominated and non-convertible. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but
Yankee and global bonds (SEC registered) of issuers in countries with developed markets are included.

      Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare a fund’s past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers of the Trust and Portfolio Trust

      The Board of Trustees has established the investment objective and policies which govern each fund’s and each Portfolio’s operation. The Board has appointed officers of the Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently according to its objective and policies and requirements of the federal securities

                                       37

laws. The trustees and executive officer of the Trust are listed below. The trustees of the Portfolio Trust are identical to the trustees of the Trust. All executive officers of the Trust and the Portfolio Trust are affiliates of
Standish, Ayer & Wood, Inc.

Name, Address and Date of Birth   Position Held With Trust   Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------
*D. Barr Clayson, 7/29/35        Trustee and Vice President         Managing Director,
c/o Standish, Ayer & Wood, Inc.                                Standish, Ayer & Wood, Inc.;
One Financial Center                                         Chairman and Director, Standish
Boston, MA  02111                                                International Management
                                                                       Company, LLC

Samuel C. Fleming, 9/30/40                 Trustee                Chairman of the Board
c/o Decision Resources, Inc.                                   and Chief Executive Officer,
1100 Winter Street                                              Decision Resources, Inc.;
Waltham, MA  02451                                             Trustee, Cornell University;
                                                                 Director, CareGroup Inc.

Benjamin M. Friedman, 8/5/44               Trustee                William Joseph Maier,
c/o Harvard University                                       Professor of Political Economy,
Cambridge, MA  02138                                                Harvard University

John H. Hewitt, 4/11/35                    Trustee                 Trustee, The Peabody
P.O. Box 233                                                   Foundation; Trustee, Mertens
New London, NH  03257                                                  House, Inc.

*Edward H. Ladd, 1/3/38          Trustee and Vice President     Chairman of the Board and
c/o Standish, Ayer & Wood, Inc.                                Managing Director, Standish,
One Financial Center                                                Ayer & Wood, Inc.;
Boston, MA  02111                                                  Director of Standish
                                                                 International Management
                                                                     Company, L.L.C.

Caleb Loring III, 11/14/43                 Trustee           Trustee, Essex Street Associates
c/o Essex Street Associates                                  (family investment trust office);
400 Essex Street                                                 Director, Holyoke Mutual
Beverly, MA  01915                                             Insurance Company; Director,
                                                                Carter Family Corporation;
                                                               Board Member, Gordon-Conwell
                                                              Theological Seminary; Chairman
                                                                  of the Advisory Board,
                                                                Salvation Army; Chairman,
                                                                    Vision New England

*Richard S. Wood, 5/21/54           President and Trustee      Managing Director, Standish,
c/o Standish, Ayer & Wood, Inc.                                     Ayer & Wood, Inc.;
One Financial Center                                           Executive Vice President and
Boston, MA  02111                                                   Director, Standish
                                                                 International Management
                                                                       Company, LLC

                                       38

James E. Hollis III, 11/21/48     Executive Vice President   Director, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Anne P. Herrmann, 1/26/56            Vice President and        Assistant Vice President and
c/o Standish, Ayer & Wood, Inc.           Secretary             Senior Fund Administration
One Financial Center                                         Manager, Standish, Ayer & Wood,
Boston, MA  02111                                                          Inc.

Paul G. Martins, 3/10/56             Vice President and         Vice President of Finance,
c/o Standish, Ayer & Wood, Inc.           Treasurer            Standish, Ayer & Wood, Inc.
One Financial Center                                           since October 1996; formerly
Boston, MA  02111                                                 Senior Vice President,
                                                              Treasurer and Chief Financial
                                                               Officer of Liberty Financial
                                                                        Bank Group

Beverly E. Banfield, 7/6/56            Vice President             Associate Director and
c/o Standish, Ayer & Wood, Inc.                               Compliance Officer, Standish,
One Financial Center                                                Ayer & Wood, Inc.
Boston, MA  02111

Denise B. Kneeland, 8/19/51            Vice President          Vice President and Manager,
c/o Standish, Ayer & Wood, Inc.                                  Mutual Funds Operations,
One Financial Center                                           Standish, Ayer & Wood, Inc.
Boston, MA  02111

Tami M. Pester, 10/29/67               Vice President           Assistant Vice President,
c/o Standish, Ayer & Wood, Inc.                                Assistant Compliance Manager
One Financial Center                                             and Compliance Officer,
Boston, MA  02111                                              Standish, Ayer & Wood, Inc.
                                                             since 1998; Compliance Officer,
                                                               State Street Global Advisors

Rosalind J. Lillo, 2/6/38              Vice President          Broker/Dealer Administrator
c/o Standish, Ayer & Wood, Inc.                                Standish, Ayer & Wood, Inc.
One Financial Center                                           since October 1995; formerly
Boston, MA  02111                                             Compliance Administrator, New
                                                                 England Securities Corp.

Deborah Rafferty-Maple, 1/4/69         Vice President           Assistant Vice President,
c/o Standish, Ayer & Wood, Inc.                                   Financial Planner and
One Financial Center                                          Registered Investment Networks
Boston, MA  02111                                              Marketing Manager, Standish,
                                                                    Ayer & Wood, Inc.
Lisa Kane, 6/25/70                     Vice President          Client Service Professional,
c/o Standish, Ayer & Wood, Inc.                                Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

                                       39

Steven M. Anderson, 7/14/65            Vice President            Mutual Funds Controller,
c/o Standish, Ayer & Wood, Inc.                                Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers

      Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish or to the Trust’s and Portfolio Trust’s officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds’ shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 1999, except that certain trustees and officers who are directors and shareholders of Standish, may from time to time, purchase additional shares of common stock of Standish.

      The following table sets forth all compensation paid to the Trust’s and the Portfolio Trust’s trustees as of the funds’ fiscal years ended December 31,
1999:

                      Aggregate Compensation from the Funds

 Name of Trustee        International  International  World High  Global Fixed       Pension or         Total Compensation
                           Fixed          Fixed          Yield       Income      Retirement Benefits      from Funds and
                           Income         Income         Fund**      Fund**      Accrued as Part of     Portfolio & Other
                            Fund         Fund II                                  Funds’ Expenses       Funds in Complex*
--------------------------------------------------------------------------------------------------------------------------
D. Barr Clayson              $0             $0            $0           $0                $0                    $0

Samuel C. Fleming          $7,973          $257         $2,080       $4,982              $0                  $57,000

Benjamin M. Friedman       $7,973          $257         $2,080       $4,982              $0                  $57,000

John H. Hewitt             $9,065          $263         $2,109       $5,339              $0                  $62,000

Edward H. Ladd               $0             $0            $0           $0                $0                    $0

Caleb Loring, III          $7,973          $257         $2,080       $4,982              $0                  $57,000

Richard S. Wood              $0             $0            $0           $0                $0                    $0

* As of the date of this Statement of Additional Information there were 24 funds in the fund complex.

** The fund bears its pro rata allocation of trustees’ fees paid by its corresponding Portfolio to the trustees of the Portfolio Trust.

Certain Shareholders

      At February 11, 2000, trustees and officers of the Trust and the Portfolio
Trust as a group beneficially owned (i.e., had voting and/or investment power)
less than 1% of the then outstanding shares of each fund. Also at that date, no person owned beneficially or of record 5% or more of the then outstanding shares of any fund except:

                                       40

Global Fixed Income Fund

                                      Percentage of
Name and Address                    Outstanding Shares
----------------                    ------------------

Brown University                          18.76%
164 Angell Street
Investment Office - Box C
Providence, RI 02912

MAC & Co. a/c CLSF                        14.14%
P.O. Box 3198
Pittsburgh, PA  15230

Amsouth Bank TTEE                         10.96%
For Infirm Health Systems, Inc.
P.O. Box 11426
Birmingham, AL  35202

Childrens Medical Center Corp.            7.76%
1295 Boylston Street
Suite 300
Boston, MA 02215

Lafayette College                         5.10%
234 Markle Hall
Easton, PA  18042

MAC & Co. a/c LNFF                        5.03%
P.O. Box 3198
Pittsburgh, PA  15230

International Fixed Income Fund

                                      Percentage of
Name and Address                    Outstanding Shares
----------------                    ------------------

Bell Atlantic Master Trust                20.63%
Boston & Co.
P.O. Box 3198
Pittsburgh, PA  15230

                                       41

World High Yield Fund

                                      Percentage of
Name and Address                    Outstanding Shares
----------------                    ------------------

Porter & Co. Allendale Insurance Co.      62.92%*
Allendale Park
P.O. Box 7500
Johnston, RI  02919

Wellesley College                         19.67%
Wellesley, MA 02481

Davis Family Foundation                    8.44%
c/o Investors Bank & Trust Co.
P.O. Box 1537
Boston, MA 02205

      *Because the shareholder beneficially owned more than 25% of the then outstanding shares of the indicated Fund, the shareholder was considered to control such fund. As a controlling person, the shareholder may be able to determine whether a proposal submitted to the shareholders of such fund will be approved or disapproved.

Investment Adviser.

      SIMCO serves as investment adviser to the Global Fixed Income Portfolio,
World High Yield Portfolio and the International Fixed Income Fund and
International Fixed Income Fund II pursuant to written investment advisory agreements. Prior to the close of business on May 3, 1996, SIMCO managed directly the assets of the Global Fixed Income Fund pursuant to an investment advisory agreement. This agreement was terminated by the Global Fixed Income
Fund on such date subsequent to the approval by the Global Fixed Income Fund’s shareholders on March 29, 1996 to implement certain changes in the Global Fixed
Income Fund’s investment restrictions which enable the Global Fixed Income Fund to invest all of its investible assets in the Portfolio. SIMCO was organized as a Delaware limited partnership in 1991 and converted to a Delaware limited liability company in 1999. SIMCO, a registered investment adviser under the
Investment Advisers Act of 1940, is a wholly-owned subsidiary of Standish.

      The following, constituting all of the Directors and all of the shareholders of Standish, are Standish controlling persons: Caleb F. Aldrich,
Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, D. Barr Clayson,
Lavina B. Chase, W. Charles Cook, Joseph M. Corrado, Richard C. Doll, Dolores S.
Driscoll, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H.
Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Catherine A.
Powers, Howard B. Rubin, Austin C. Smith, Thomas P. Sorbo, David C. Stuehr,
Ralph S. Tate, Michael W. Thompson and Richard S. Wood.

      Subject to the supervision and direction of the trustees of the Trust and
Portfolio Trust, the adviser recommends investment decisions and, places orders to purchase and sell securities for the Portfolios and the International Fixed
Income Fund and International Fixed Income Fund II. In addition to those services, the adviser provides the funds (but not the Portfolios) with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreements, the adviser is paid a fee based upon a percentage of

                                       42

the applicable fund’s or Portfolio’s average daily net asset value computed as set forth below. The advisory fees are payable monthly.

      Fund                                Contractual Advisory Fee Rate
      ----                                -----------------------------

      Global Fixed Income Portfolio                    .40%

      International Fixed Income Fund                  .40%

      International Fixed Income Fund II               .40%

      World High Yield Portfolio                       .50%

      During the last three fiscal years ended December 31, the funds and the
Portfolios paid advisory fees in the following amounts:

Fund                                   1997            1998           1999
-------------------------------------------------------------------------------
Global Fixed Income Fund(1)             N/A            N/A             N/A
Global Fixed Income Portfolio       $  802,027      $1,514,971     $1,793,905
World High Yield Fund(1)                N/A            N/A             N/A
World High Yield Portfolio              $0(2)          $0(2)           $0(2)
International Fixed Income Fund     $4,012,641      $5,359,632     $5,348,212
International Fixed Income Fund II      N/A            N/A             $0(3)

(1)   The funds do not pay directly advisory fees. Each fund bears its pro rata allocation of its corresponding Portfolio’s expenses, including advisory fees.

(2)   The World High Yield Portfolio commenced operations on June 2, 1997. The adviser voluntarily agreed not to impose its advisory fee for the period
      June 2, 1997 to December 31, 1997 and for the fiscal years ended December
      31, 1998 and 1999 in the amounts of $45,742, $214,014 and $170,359, respectively.

(3)   The International Fixed Income Fund II commenced operations on June 30,
      1999. The adviser voluntarily agreed not to impose its advisory fee for the period June 30, 1999 to December 31, 1999 in the amount of $56,258.

--------------------

      Pursuant to the investment advisory agreements, the International Fixed
Income Fund, International Fixed Income Fund II and each Portfolio bears expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the International Fixed
Income Fund, International Fixed Income Fund II and the Portfolios will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and trustees’ fees and expenses.

      Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year but only so long as each such continuance is approved annually (i) by either the trustees of the Trust or the Portfolio Trust (as applicable) or by the "vote of a majority of the outstanding voting securities" of the International Fixed Income Fund,
International Fixed Income Fund II or the applicable Portfolio, and, in either event (ii) by vote of a majority of the trustees of the Trust or the Portfolio
Trust (as applicable) who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for

                                       43

the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the trustees of the Trust or the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the International Fixed Income Fund,
International Fixed Income Fund II or the applicable Portfolio or by the adviser, on sixty days’ written notice to the other parties. The investment advisory agreements terminate in the event of their assignment as defined in the
1940 Act.

      In an attempt to avoid any potential conflict with portfolio transactions for the International Fixed Income Fund, International Fixed Income Fund II and
the Portfolios, the advisers, the Principal Underwriter, the Trust and the
Portfolio Trust have each adopted extensive restrictions on personal securities trading by personnel of the adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the International
Fixed Income Fund and International Fixed Income Fund II and their shareholders, and the Portfolios and their investors, come before those of the adviser and its employees.

Administrator

      Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston
Massachusetts 02116, serves as the administrator to the Portfolios and Standish serves as the administrator to the feeder funds pursuant to written administration agreements with the Trust on behalf of these funds. As administrators, IBT and Standish manage the affairs of their respective
Portfolios or funds, provide all necessary office space and services of executive personnel for administering the affairs of the funds, and, in the case of Standish, allows the feeder funds to use the name "Standish." For these services, IBT currently receives a fee from the funds based on a percentage of the fund’s net assets according to the following formula: 0.0105% of net assets up to the first $1 billion, 0.0034% of net assets for the next $500 million and
0.0017 of net assets in excess of $1.5 billion. IBT also receives an aggregate fee of $12,625 per month from all of the Portfolios in the Portfolio Trust and all of the non-feeder funds in the Trust. This fee is allocated among each
Portfolio and non-feeder fund based upon the relative asset sizes of the
Portfolios and non-feeder funds. IBT receives an aggregate fee of $2,500 per month from all of the feeder funds in the Trust. This fee is allocated among each feeder fund based upon the relative asset sizes. Standish currently does not receive any additional compensation for its services as administrator. The trustees of the Trust may, however, determine in the future to compensate
Standish for its administrative services. Each of the administration agreements can be terminated by either party on not more than sixty days’ written notice.

Distributor of the Funds

      Standish Fund Distributors, L.P. (the "Principal Underwriter"), an
affiliate of the adviser, serves as the Trust’s exclusive principal underwriter and holds itself available to receive purchase orders for the funds’ shares. In that capacity, Standish Fund Distributors has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the funds’ shares in accordance with the terms of the Underwriting Agreement between the Trust and
Standish Fund Distributors. Pursuant to the Underwriting Agreement, Standish
Fund Distributors has agreed to use its best efforts to obtain orders for the continuous offering of the funds’ shares. Standish Fund Distributors receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund’s outstanding shares or by the trustees of the Trust or (ii) by a vote of a majority of the trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called

                                       44

for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the trustees of the Trust, a vote of a majority of the trustees who are not
"interested persons" of the Trust, or, with respect to a fund, by a vote of the holders of a majority of the applicable fund’s outstanding shares, in any case without payment of any penalty on not more than 60 days’ written notice to the other party. The offices of Standish Fund Distributors are located at One
Financial Center, 26th Floor, Boston, Massachusetts 02111.

                        PURCHASE AND REDEMPTION OF SHARES

      Detailed information on purchase and redemption of shares is included in the prospectus.

      In addition to Standish Fund Distributors and other agents of the Trust, each fund has authorized one or more brokers and dealers to accept on its behalf orders for the purchase and redemption of fund shares. Under certain conditions, such authorized brokers and dealers may designate other intermediaries to accept orders for the purchase and redemption of fund shares. In accordance with a position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders are considered to have been received by a fund when accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee. Also in accordance with the position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders will receive the appropriate fund’s net asset value per share next computed after the purchase or redemption order is accepted by the authorized broker or dealer or, if applicable, the authorized broker’s or dealer’s designee.

      The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the funds.

      The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities distributed upon redemption of fund shares will be valued at their then current market value. The
Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940
Act which limits the fund’s obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund’s net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

      The adviser is responsible for placing each fund’s portfolio transactions and will do so in a manner deemed fair and reasonable to the funds and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the respective fund. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, (ii) furnishing

                                       45

seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the funds effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the funds generating the soft dollar credits. The investment advisory fees paid by the funds under the investment advisory agreements will not be reduced as a result of the adviser’s receipt of research services.

      The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the funds.
In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for a fund may be aggregated with those to be sold or purchased for other investment clients of the adviser and the adviser’s personnel in order to obtain best execution.

      Because most of the fund’s securities transactions are effected on a principal basis involving a "spread" or "dealer mark-up," the funds have not paid any brokerage commissions during the past three years.

                        DETERMINATION OF NET ASSET VALUE

      Each fund’s net asset value is calculated each business day on which the
New York Stock Exchange is open. Currently, the New York Stock Exchange is not open on weekends, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas. The net asset value of a fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time). If the New York Stock Exchange closes early, the calculation of net asset value will be accelerated to the actual closing time. Net asset value is computed by dividing the value of all securities and other assets of the fund
(substantially all of which, in the case of Global Fixed Income Fund and World
High Yield Fund, will be represented by the fund’s interest in its corresponding
Portfolio) less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

      The value of a Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of Global Fixed Income Fund and World High Yield Fund is determined. Each investor in a Portfolio may add to or reduce its investment in the Portfolio on each Business Day. As of the close of regular trading on the New York Stock
Exchange on each Business Day, the value of each investor’s interest in a
Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in a

                                       46

Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the close of regular trading on the New York Stock
Exchange on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on the New York
Stock Exchange on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio as of the close of regular trading on the New York Stock Exchange on the following
Business Day.

      Portfolio securities are valued at the last sales prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price.
Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the trustees.

      Portfolio securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by the adviser in accordance with procedures approved by the trustees, which may include the use of yield equivalents or matrix pricing.

      Money market instruments with less than sixty days remaining to maturity when acquired by a fund are valued on an amortized cost basis. If the fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the
New York Stock Exchange. If a security’s primary exchange is outside the U.S., the value of such security used in computing the net asset value of a fund’s shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock
Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the New York Stock Exchange and will therefore not be reflected in the computation of the funds’ net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the trustees of the Trust or the Portfolio Trust.

                           THE FUNDS AND THEIR SHARES

      Each fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and
Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each fund.
International Fixed Income Fund offers two classes of shares: Institutional
Class and Service Class. Shares of the Service Class are offered through another prospectus and SAI. Each share of International Fixed Income Fund II, Global

                                       47

Fixed Income Fund and World High Yield Fund represents an equal proportionate interest in the respective fund with each other share and is entitled to such dividends and distributions as are declared by the trustees. Shares of
International Fixed Income Fund represent interests in the fund in proportion to each share’s net asset value. The per share net asset value of each class of shares is calculated separately and may differ as a result of the service fee applicable to Service Class shares and the allocation of certain class specific expenses which apply to only one of the classes or which differ between the classes. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.

      Pursuant to the Declaration, the trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The trustees have established other series of the Trust. Pursuant to the
Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the trustees may authorize each fund to invest all of its investible assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund. As of the date of this SAI, Global Fixed
Income Fund and World High Yield Fund invest all of their investible assets in other open-end investment companies.

      All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

      Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the
Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the
Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

      Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to a Portfolio, the Trust will hold a meeting of the associated fund’s shareholders and will cast its vote proportionately as instructed by the fund’s shareholders. Fund shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing fund shareholders not voting will be voted by the trustees of the Trust in the same proportion as the fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, a fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the fund, would not require the vote of the shareholders of the fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the fund. Any proposal submitted to holders in a Portfolio, and that is not required to be voted on by shareholders of the associated fund, would nonetheless be voted on by the trustees of the Trust.

                                       48

                       THE PORTFOLIOS AND THEIR INVESTORS

      Each Portfolio is a series of Standish, Ayer & Wood Master Portfolio, a trust which, like the Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Portfolio
Trust was organized as a master trust fund under the laws of the State of New
York on January 18, 1996.

      Interests in a Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. A
Portfolio normally will not hold meetings of holders of such interests except as required under the 1940 Act. A Portfolio would be required to hold a meeting of holders in the event that at any time less than a majority of its trustees holding office had been elected by holders. The trustees of the Portfolios continue to hold office until their successors are elected and have qualified.
Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in the Portfolio for the purpose of removing any trustee. A trustee of the Portfolio may be removed upon a majority vote of the interests held by holders in the Portfolio qualified to vote in the election. The 1940 Act requires a Portfolio to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                    TAXATION

      Each series of the Trust, including each fund, is treated as a separate entity for U.S. federal income tax purposes. Each fund presently has elected to be treated, has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, each fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

      In order to qualify as a regulated investment company under Subchapter M, each fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% Income Test") and satisfy certain annual distribution and quarterly diversification requirements.

      Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to U.S. federal income taxation.
Instead, the corresponding fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio’s income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because World High
Yield Fund and Global Fixed Income Fund invest their assets in World High Yield
Portfolio and Global Fixed Income Portfolio, respectively, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the corresponding fund to satisfy them. Each Portfolio will allocate at least annually among its investors, including the corresponding fund, each investor’s distributive share of that Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Each Portfolio will make allocations to the corresponding fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the corresponding fund to satisfy the tax distribution requirements that apply to it in order for the fund to avoid U.S. federal income and/or excise tax. For purposes of applying the

                                       49

requirements of the Code regarding qualification as a RIC, World High Yield Fund and Global Fixed Fund each will be deemed (i) to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) to be entitled to the gross income of the corresponding Portfolio attributable to such share.

      Each fund will be subject to a 4% non deductible federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements in a timely manner. Certain distributions made in order to satisfy the Code’s distribution requirements may be declared by the funds as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated for federal income tax purposes as received by shareholders as if received on December 31 of the year in which the distributions are declared, rather than the year in which the distributions are received.

      For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares in a fund.
Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are treated as long-term capital gain for federal income tax purposes without regard to the length of time shares of the fund have been held.

      If, as anticipated, each fund continues to qualify as regulated investment companies under the Code, each such fund will not be required to pay any
Massachusetts income, corporate excise or franchise taxes.

      Each fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For U.S. federal income tax purposes, a fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund.

      If a fund or portfolio invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, other securities with original issue discount (or with market discount if a fund elects to include market discount in income currently), the fund or the Portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the corresponding
Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund or
Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the distribution requirements.

      Certain options, futures contracts or currency forward transactions entered into by the International Fixed Income Fund, the International Fixed
Income Fund II or a Portfolio may cause the International Fixed Income Fund,
International Fixed Income Fund II or a Portfolio to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a fund or realized by a Portfolio and allocable to the corresponding fund as long-term or short-term.

                                       50

Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described below, and may accordingly produce ordinary income or loss. Additionally, a fund or Portfolio may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other Strategic Transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund or Portfolio under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a fund’s or portfolio’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a portfolio or fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s distributions to shareholders. Each fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to certain structured or hybrid securities, dollar rolls, currency swaps, and interest rate swaps, caps, floors and collars are unclear in certain respects, and a fund or Portfolio will limit its transactions in these instruments so that each can account for these instruments in a manner that is intended to allow the funds to continue to qualify as regulated investment companies. Due to possible unfavorable consequences under present tax law, each fund and Portfolio does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the funds may acquire "regular" interests in
REMICs.

      Foreign exchange gains and losses realized by a fund or Portfolio in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the
Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. Under future regulations, any such transactions that are not directly related to a fund’s or Portfolio’s investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the
90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the funds or their shareholders in future years.

      In some countries, restrictions on repatriation may make it difficult or impossible for a fund or Portfolio to obtain cash corresponding to its earnings from such countries, which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

      The funds or Portfolio may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to their investments in foreign securities, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the funds would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable fund’s total assets (in the case of a fund that invests in a Portfolio, taking into account its allocable share of the Portfolio’s assets) at the close of

                                       51

any taxable year were to consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue Service.

      International Fixed Income Fund, International Fixed Income Fund II and,
taking into account its share of the investments of the corresponding Portfolio,
Global Fixed Income Fund and World High Yield Fund may meet the 50% threshold referred to in the previous paragraph for a year and, if one does, it may file an election with the Internal Revenue Service pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the fund or paid by the Portfolio and allocated to the fund even though not actually received by them and (ii) treat such respective pro rata portions as foreign taxes paid by them.

      Qualified foreign taxes generally include taxes that would be treated as income taxable under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes. If a fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. federal income taxes.
Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund or Portfolio, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the applicable fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax exempt shareholders will ordinarily not benefit from this election. Each year (if any)
that a fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder’s pro rata share of qualified foreign taxes paid by the fund or the Portfolio and (ii) the portion of fund dividends which represents income from each foreign country.

      If a Portfolio or fund acquires any equity interest (including, under future regulations, not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), a fund could be subject to federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or on gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized by a fund is timely distributed to its shareholders. The funds would not be able to pass through to their shareholders any credit or deduction for such a tax.
Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the funds to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund and the Portfolios may limit and/or manage their holdings, if any, in passive foreign investment companies to limit each fund’s tax liability or maximize its return from these investments.

      Investment in debt obligations by a fund or a Portfolio that are at risk of or in default presents special tax issues for the applicable fund. Tax rules are not entirely clear about issues such as when the fund or Portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund or
Portfolio, in the event that it invests in such securities, in order to seek to ensure that the fund distributes

                                       52

sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

      A fund’s distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent a fund earned dividend income (or, in the case of a
Standish Feeder Fund, was allocated dividend income of the applicable Portfolio)
from stock investments in U.S. domestic corporations. The funds and the
Portfolios are permitted to acquire stocks of U.S. domestic corporations, and it is therefore possible that a small portion of a fund’s distributions, from the dividends attributable to such stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder’s liability for alternative minimum tax and/or result in basis reductions and other consequences in certain circumstances.

      At the time of an investor’s purchase of fund shares, a portion of the purchase price may be attributable to undistributed taxable income and/or realized or unrealized appreciation in the fund’s portfolio (or share of the
Portfolio’s portfolio in the case of Standish Feeder Funds). Consequently, subsequent distributions by a fund with respect to such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

      Upon a redemption or other disposition of shares of the funds in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder’s tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. Any loss realized on a redemption or other disposition may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions)
within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the shares. In such a case, the disallowed portion of the loss generally would be included in the federal tax basis of the shares acquired. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

      The foregoing discussion relates solely to U.S. federal income tax law consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, financial institutions, and securities dealers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for

                                       53

holdings of such obligations and/or reporting requirements are satisfied.
Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of any
Standish Feeder Fund’s indirect ownership (through the corresponding Portfolio)
of any such obligations, as well as the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances.

      Federal law requires that each fund withhold (as "backup withholding") 31%
of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement shareholders must certify on their Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer
Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

      Investors other than U.S. person may be subject to different U.S. tax treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the fund.

                             ADDITIONAL INFORMATION

      The funds’ prospectus and this SAI omit certain information contained in the Trust’s registration statement filed with the SEC, which may be obtained from the SEC’s principal office at 450 Fifth Street, N.W., Washington, D.C.
20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission or by accessing the SEC’s Web site at
http://www.sec.gov.

                        EXPERTS AND FINANCIAL STATEMENTS

      Each fund’s financial statements contained in the 1999 Annual Reports of the funds have been audited by PricewaterhouseCoopers LLP, independent accountants, and are incorporated by reference into this SAI. The Portfolios’
financial statements contained in World High Yield Fund’s and Global Fixed
Income Fund’s 1999 Annual Reports have also been audited by
PricewaterhouseCoopers LLP.

      The financial statements for the year ended December 31, 1999 are incorporated by reference from the 1999 Annual Reports, which have previously been sent to shareholders and were filed with the SEC on or about March 9, 2000,
1940 Act File No. 811-04813.

                                       54

                                    APPENDIX

                         MOODY’S RATINGS DEFINITIONS FOR
                         CORPORATE BONDS AND SOVEREIGN,
                            SUBNATIONAL AND SOVEREIGN
                                 RELATED ISSUES

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements.
Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                            STANDARD & POOR’S RATINGS
                                   DEFINITIONS

      AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.
Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                                       55

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB - Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
BB or BB- rating.

                                STANDARD & POOR’S
                        CHARACTERISTICS OF SOVEREIGN DEBT
                              OF FOREIGN COUNTRIES

      AAA - Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances

      Key players in the global trade and financial system:

      -     Prosperous and resilient economies, high per capita incomes
      -     Low fiscal deficits and government debt, low inflation
      -     Low external debt.

      AA - Stable, predictable governments with demonstrated track record of responding to changing economic and political circumstances

      -     slightly integrated into global trade and financial system
      -     Differ from AAAs only to a small degree because:
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
      -     More variable fiscal deficits, government debt and inflation
      -     Moderate to high external debt.

      A - Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change

      -     Established trend of integration into global trade and financial system
      -     Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks), but
      -     Usually rapid growth in output and per capita incomes
      -     Manageable through variable fiscal deficits, government debt and inflation
      -     Usually low but variable debt

                                       56

      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     Very high and variable debt, often graduates of Brady plan but track record not well established.

      BBB - Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Economies less prosperous and often more vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     High and variable external debt.

      BB - Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      -     Integration into global trade and financial system growing but untested
      -     Low to moderate income developing economies, but variable
            performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     Very high and variable debt, often graduates of Brady Plan but track record not well established

      In the case of sovereign, subnational and sovereign related issuers, a fund uses the foreign currency or domestic (local) currency rating depending upon how a security in the portfolio is denominated. In the case where a fund holds a security denominated in a domestic (local) currency and one of the rating services does not provide a domestic (local) currency rating for the issuer, the fund will use the foreign currency rating for the issuer; in the case where a fund holds a security denominated in a foreign currency and one of the rating services does not provide a foreign currency rating for the issuer, the fund will treat the security as being unrated.

                          DESCRIPTION OF DUFF & PHELPS

                         RATINGS FOR CORPORATE BONDS AND
                         FOR SOVEREIGN, SUBNATIONAL AND
                            SOVEREIGN RELATED ISSUERS

      AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

      BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                       57

      BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

      B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating guide.

                            FITCH IBCA INTERNATIONAL
                             LONG-TERM CREDIT RATING
                                   DEFINITIONS

      AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A - Bonds considered to be investment grade and of high credit quality.
The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB - Bonds considered to be investment grade and of good credit quality.
The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB - Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B - Bonds are considered highly speculative. The obligor’s ability to pay interest and repay principal are currently being met, but a limited margin safety remains. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                        FITCH IBCA LONG-TERM RATINGS FOR
                                 NATIONAL ISSUES

      AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                                       58

      A - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

      BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      BB - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

      B - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.

                                     PART C

                                OTHER INFORMATION

Item 24.  Exhibits

      (a)   Agreement and Declaration of Trust dated August 13, 1986***

      (a1)  Certificate of Designation of Standish Fixed Income Fund***

      (a2)  Certificate of Designation of Standish International Fund***

      (a3)  Certificate of Designation of Standish Securitized Fund***

      (a4)  Certificate of Designation of Standish Short-Term Asset Reserve
            Fund***

      (a5)  Certificate of Designation of Standish Marathon Fund***

      (a6)  Certificate of Amendment dated November 21, 1989***

      (a7)  Certificate of Amendment dated November 29, 1989***

      (a8)  Certificate of Amendment dated April 24, 1990***

      (a9)  Certificate of Designation of Standish Equity Fund***

      (a10) Certificate of Designation of Standish International Fixed Income
            Fund***

      (a11) Certificate of Designation of Standish Intermediate Tax Exempt Bond
            Fund***

      (a12) Certificate of Designation of Standish Massachusetts Intermediate
            Tax Exempt Bond Fund***

      (a13) Certificate of Designation of Standish Global Fixed Income Fund***

      (a14) Certificate of Designation of Standish Controlled Maturity Fund and
            Standish Fixed Income Fund II***

      (a15) Certificate of Designation of Standish Tax-Sensitive Small Cap
            Equity Fund and Standish Tax-Sensitive Equity Fund***

      (a16) Form of Certificate of Designation of Standish Equity Asset Fund,
            Standish Small Capitalization Equity Asset Fund, Standish Fixed
            Income Asset Fund and Standish Global Fixed Income Asset Fund***

      (a17) Form of Certificate of Designation of Standish Small Capitalization
            Equity Fund II***

      (a18) Certificate of Designation of Standish Small Capitalization Equity
            Asset Fund II, Standish Diversified Income Fund, Standish
            Diversified Income Asset Fund*

      (a19) Form of Certificate of Designation of Institutional Shares and
            Service Shares of Standish Small Capitalization Equity Fund II and
            Standish International Fixed Income Fund****

      (a20) Form of Certificate of Designation of Standish International Fixed
            Income Fund II*****

      (a21) Certificate of Designation of Standish Small Cap Value Fund and
            Standish International Small Cap Fund******

      (a22) Amendment to the Agreement and Declaration of Trust dated March 4,
            1999*****

      (b)   Bylaws of the Registrant***

      (c)   Not applicable

      (d1)  Form of Investment Advisory Agreement between Registrant and
            Standish, Ayer & Wood, Inc. relating to Standish International
            Fund***

      (d2)  Investment Advisory Agreement between the Registrant and Standish,
            Ayer & Wood, Inc. relating to Standish Securitized Fund***

      (d3)  Investment Advisory Agreement between the Registrant and Standish,
            Ayer & Wood, Inc. relating to Standish International Fixed Income
            Fund***

      (d4)  Assignment of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International
            Fixed Income Fund***

      (d5)  Form of Investment Advisory Agreement between the Registrant and
            Standish, Ayer & Wood, Inc. relating to Standish Intermediate Tax
            Exempt Bond Fund***

      (d6)  Investment Advisory Agreement between the Registrant and Standish,
            Ayer & Wood, Inc. relating to Standish Massachusetts Intermediate
            Tax Exempt Bond Fund***

      (d7)  Investment Advisory Agreement between the Registrant and Standish,
            Ayer & Wood, Inc. relating to Standish Controlled Maturity Fund***

      (d8)  Investment Advisory Agreement between the Registrant and Standish,
            Ayer & Wood, Inc. relating to Standish Fixed Income Fund II***

      (d9)  Form of Investment Advisory Agreement between the Registrant and
            Standish, Ayer & Wood, Inc. relating to Standish Small Cap
            Tax-Sensitive Equity Fund***

                                     - 2 -

      (d10) Form of Investment Advisory Agreement between the Registrant and
            Standish, Ayer & Wood, Inc. relating to Standish Tax-Sensitive
            Equity Fund***

      (d11) Form of Assignment of Investment Advisory Agreement***

      (d12) Form of Investment Advisory Agreement between the Registrant and
            Standish, Ayer & Wood, Inc. relating to Standish International Fixed
            Income Fund II*****

      (d13) Investment Advisory Agreement between the Registrant and Standish,
            Ayer & Wood, Inc. relating to Standish Small Cap Value Fund******

      (d14) Investment Advisory Agreement between the Registrant and Standish,
            Ayer & Wood, Inc. relating to Standish International Small Cap
            Fund******

      (e1)  Underwriting Agreement between the Registrant and Standish Fund
            Distributors, L.P.***

      (f)   Not applicable

      (g1)  Master Custody Agreement between the Registrant and Investors Bank &
            Trust Company***

      (g2)  Custody Agreement between Registrant with respect to Standish
            International Equity Fund and Morgan Stanley Company***

      (g3)  Master Custody Agreement between the Registrant and Morgan Stanley
            Trust Company***

      (h1)  Transfer Agency and Service Agreement between the Registrant and
            Investors Bank & Trust Company***

      (h2)  Most recently dated/filed revised Exhibit A to Transfer Agency and
            Service Agreement between the Registrant and Investors Bank & Trust
            Company*****

      (h3)  Master Administration Agreement between the Registrant and Investors
            Bank & Trust Company***

      (h4)  Form of Administrative Services Agreement between Standish, Ayer &
            Wood, Inc. and the Registrant***

      (h5)  Most recently dated/filed revised Exhibit A to Administrative
            Services Agreement between Standish, Ayer & Wood, Inc. and the
            Registrant***

      (h6)  Form of Service Plan relating to Standish Small Capitalization
            Equity Fund II and Standish International Fixed Income Fund****

      (i)   Opinion and Consent of Counsel for the Registrant**

      (j)   Consent of Independent Public Accountants for the Registrant#

                                     - 3 -

      (k)   Financial Statements:

            Included in Parts A of Standish Fixed Income Fund, Standish World
            High Yield Fund, Standish Fixed Income Fund II, Standish Controlled
            Maturity Fund, Standish Securitized Fund, Standish Short-Term Asset
            Reserve Fund, Standish International Fixed Income Fund and Standish
            Global Fixed Income Fund: each a series of Standish, Ayer & Wood
            Investment Trust (the "Registrant").

            Financial Highlights

            Incorporated by reference into Parts B of the funds as listed
            above.y

            Schedule of Portfolio Investments
            Statement of Assets and Liabilities
            Statement of Operations
            Statement of Changes in Net Assets
            Financial Highlights
            Notes to Financial Statements
            Independent Auditors’ Report

      (l)   Not applicable

      (m)   Not applicable

      (n)   Not applicable

      (o)   Multiple Class Plan pursuant to Rule 18f-3 relating to Standish
            Small Capitalization Equity Fund II and Standish International Fixed
            Income Fund****

      (p1)  Code of Ethics for Standish, Ayer & Wood Investment Trust and
            Standish, Ayer & Wood Master Portfolio*******

      (p2)  Code of Ethics for Standish, Ayer & Wood, Inc., Standish
            International Management Company, LLC and Standish Fund
            Distributors, L.P.*******

      (q1)  Power of Attorney for Registrant (Richard S. Wood)^

      (q2)  Power of Attorney for Registrant (Samuel C. Fleming)^

      (q3)  Power of Attorney for Registrant (Benjamin M. Friedman)^

      (q4)  Power of Attorney for Registrant (John H. Hewitt)^

      (q5)  Power of Attorney for Registrant (Edward H. Ladd)^

      (q6)  Power of Attorney for Registrant (Caleb Loring III)^

      (q7)  Power of Attorney for Registrant (D. Barr Clayson)^

                                     - 4 -

      (q8)  Power of Attorney for Registrant (Paul G. Martins)**

      (q9)  Power of Attorney for Portfolio Trust (Richard S. Wood)^

      (q10) Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin
            M. Friedman, John H. Hewitt, Edward H. Ladd, Caleb Loring III,
            Richard S. Wood and D. Barr Clayson)+

      (q11) Power of Attorney for Portfolio Trust (Paul G. Martins)**

--------------------
      ^        Filed as an exhibit to Registration Statement No. 33-8214 and incorporated herein by reference thereto.
      +        Filed electronically as an exhibit to Registration Statement No.
               811-07603 and incorporated herein by reference thereto.
      *        Filed electronically as an exhibit to Registration Statement No.
               33-8214 (Post-Effective Amendment No. 81) and incorporated herein by reference thereto.
      **       Filed electronically as an exhibit to Registration Statement No.
               33-8214 (Post-Effective Amendment No. 82) and incorporated herein by reference thereto.
      ***      Filed electronically as an exhibit to Registration Statement No.
               33-8214 (Post-Effective Amendment No. 88) and incorporated by reference thereto.
      ****     Filed electronically as an exhibit to Registration Statement No.
               33-8214 (Post-Effective Amendment No. 91) and incorporated by reference thereto.
      *****    Filed electronically as an exhibit to Registration Statement No.
               33-8214 (Post-Effective Amendment No. 93) and incorporated by reference thereto.
      ******   Filed electronically as an exhibit to Registration Statement No.
               33-8214 (Post Effective Amendment No. 94) and incorporated by reference thereto.
      *******  Filed electronically as an exhibit to Registration Statement No.
               33-8214 (Post Effective Amendment No. 98) and incorporated by reference thereto.
      y        The December 31, 1999 financial statements were filed on Forms
               N-30D, File No. 811-4813, on March 6, 2000.
      #        Filed herewith.

Item 24.    Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.    Indemnification

Under the Registrant’s Agreement and Declaration of Trust, any past or present
Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant.
Moreover, the Declaration does not authorize indemnification

                                     - 5 -

where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to Trustees, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such
Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Advisers

The business and other connections of the officers and Directors of Standish,
Ayer & Wood, Inc. ("Standish, Ayer & Wood"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish, Ayer & Wood as currently on file with the Commission (File No. 801-584), the text of which is hereby incorporated by reference.

The business and other connections of the officers and partners of Standish
International Management Company, LLC ("SIMCO"), the investment adviser to certain other series of the Registrant, are listed on the Form ADV of SIMCO as currently on file with the Commission (File No. 801-639338), the text of which is hereby incorporated by reference.

The following sections of each such Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part 2;

(b)  Section IV, Business Background, of each Schedule D.

Item 27.    Principal Underwriter

(a) Standish Fund Distributors, L.P. serves as the principal underwriter of each of the following series of the Registrant:

Standish Fixed Income Fund                      Standish Small Cap Tax-Sensitive
Standish Securitized Fund                         Equity Fund
Standish Short-Term Asset                       Standish Tax-Sensitive Equity Fund
      Reserve Fund                              Standish Equity Asset Fund
Standish International Fixed                    Standish Small Capitalization
      Income Fund                                    Equity Asset Fund
Standish International Fixed Income Fund II     Standish Fixed Income Asset Fund

                                     - 6 -

Standish Global Fixed Income Fund               Standish Global Fixed Income Asset Fund
Standish Equity Fund                            Standish Small Cap Growth Fund
Standish Small Capitalization Equity Fund       Standish World High Yield Fund
Standish Massachusetts Intermediate             Standish Diversified Income Asset Fund
     Tax Exempt Bond Fund                       Standish Small Cap Value Fund
Standish Intermediate Tax Exempt                Standish International Small Cap Fund
     Bond Fund
Standish International Equity Fund
Standish Controlled Maturity Fund
Standish Fixed Income Fund II

(b)   Directors and Officers of Standish Fund Distributors, L.P.:

Positions and Offices   Positions and Offices

Name                          with Underwriter                 with Registrant
----                          ----------------                 ---------------

James E. Hollis, III          Chief Executive Officer Vice     President

Beverly E. Banfield           Chief Operating Officer Vice     President

The General Partner of Standish Fund Distributors, L.P. is Standish, Ayer &
Wood, Inc.

(c) Not applicable.

Item 28.    Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the Investment
Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111.
Certain records, including records relating to the Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule
31a-3 at the main offices of the Registrant’s transfer and dividend disbursing agent and custodian.

Item 29.    Management Services

      Not applicable

Item 30.    Undertakings

      Not applicable.

                                     - 7 -

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Post-Effective
Amendment to its Registration Statement pursuant to Rule 485(a) under the
Securities Act of 1933 to be signed on its behalf by the undersigned, thereunto duly authorized, on the 27th day of April, 2000.

                                    STANDISH, AYER & WOOD
                                    INVESTMENT TRUST

                                    /s/ Paul G. Martins
                                    ---------------------------
                                    Paul G. Martins, Treasurer

The term "Standish, Ayer & Wood Investment Trust" means and refers to the
Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, a copy of which is on file with the
Secretary of State of The Commonwealth of Massachusetts. The obligations of the
Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and
Declaration of Trust of the Registrant. The execution of this Registration
Statement has been authorized by the Trustees of the Registrant and this
Registration Statement has been signed by an authorized officer of the
Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its
Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                                     - 8 -

      Signature               Title                               Date

Richard S. Wood*              Trustee and President               April 27, 2000
------------------------      (principal executive officer)
Richard S. Wood

/s/ Paul G. Martins           Treasurer (principal                April 27, 2000
------------------------      financial and accounting
Paul G. Martins               officer)

D. Barr Clayson*              Trustee                             April 27, 2000
------------------------
D. Barr Clayson

Samuel C. Fleming*            Trustee                             April 27, 2000
------------------------
Samuel C. Fleming

Benjamin M. Friedman*         Trustee                             April 27, 2000
------------------------
Benjamin M. Friedman

John H. Hewitt*               Trustee                             April 27, 2000
------------------------
John H. Hewitt

Edward H. Ladd*               Trustee                             April 27, 2000
------------------------
Edward H. Ladd

Caleb Loring III*             Trustee                             April 27, 2000
------------------------
Caleb Loring III

*By:  /s/ Paul G. Martins
      --------------------
      Paul G. Martins
      Attorney-In-Fact

                                     - 9 -

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, Standish, Ayer & Wood Master Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Standish,
Ayer & Wood Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Nashua, New Hampshire on the 27th day of April, 2000.

                                    STANDISH, AYER & WOOD
                                    MASTER PORTFOLIO

                                    /s/ Paul G. Martins
                                    -----------------------------
                                    Paul G. Martins, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment to the Registration Statement of Standish, Ayer & Wood Investment
Trust has been signed by the following persons in their capacities with
Standish, Ayer & Wood Master Portfolio and on the date indicated.

Signature               Title                               Date

Richard S. Wood*        Trustee and President               April 27, 2000
----------------------  (principal executive
Richard S. Wood         officer)

Paul G. Martins*        Treasurer (principal                April 27, 2000
----------------------  financial and accounting
Paul G. Martins         officer)

D. Barr Clayson*        Trustee                             April 27, 2000
----------------------
D. Barr Clayson

                                     - 10 -

Samuel C. Fleming*      Trustee                             April 27, 2000
----------------------
Samuel C. Fleming

Benjamin M. Friedman*   Trustee                             April 27, 2000
----------------------
Benjamin M. Friedman

John H. Hewitt*         Trustee                             April 27, 2000
----------------------
John H. Hewitt

Edward H. Ladd*         Trustee                             April 27, 2000
------------------------
Edward H. Ladd

Caleb Loring III*       Trustee                             April 27, 2000
----------------------
Caleb Loring III

*By:  /s/ James E. Hollis III
      -------------------------
      James E. Hollis, III
      Attorney-In-Fact

                                     - 11 -

                                  EXHIBIT INDEX

Exhibit

(j)   Consent of Independent Public Accountants for the Registrant

                                     - 12 -